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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-05686
                                   ---------------------------------------------


                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:         7/31
                          --------------

Date of reporting period:    01/31/06
                          ---------------

Item 1. Reports to Stockholders.

                                                     AIM GLOBAL REAL ESTATE FUND
                            Semiannual Report to Shareholders o January 31, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

AIM GLOBAL REAL ESTATE FUND SEEKS TO ACHIEVE HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                           o The unmanaged STANDARD & POOR'S            OTHER INFORMATION
                                              COMPOSITE INDEX OF 500 STOCKS (the S&P
o Class B shares are not available as an      500--Registered Trademark-- Index) is        o The returns shown in management's
investment for retirement plans               an index of common stocks frequently used    discussion of Fund performance are based
maintained pursuant to Section 401 of         as a general measure of U.S. stock           on net asset values calculated for
the Internal Revenue Code, including          market performance.                          shareholder transactions. Generally
401(k) plans, money purchase pension                                                       accepted accounting principles require
plans and profit sharing plans. Plans         o The FTSE EPRA/NAREIT GLOBAL REAL           adjustments to be made to the net assets
that had existing accounts invested in        ESTATE INDEX is designed to track the        of the Fund at period end for financial
Class B shares prior to September 30,         performance of listed real estate            reporting purposes, and as such, the net
2003, will continue to be allowed to          companies and REITs worldwide. It is         asset values for shareholder
make additional purchases.                    compiled by FTSE Group (an independent       transactions and the returns based on
                                              company, originally a joint venture of       those net asset values may differ from
o Class R shares are available only to        the Financial Times and the London Stock     the net asset values and returns
certain retirement plans. Please see the      Exchange, whose sole business is the         reported in the Financial Highlights.
prospectus for more information.              creation and management of indexes and
                                              associated data services); NAREIT            o Property type classifications used in
PRINCIPAL RISKS OF INVESTING IN THE FUND      (National Association of Real Estate         this report are generally according to
                                              Investment Trusts) and EPRA (European        the FTSE EPRA/NAREIT Global Real Estate
o International investing presents            Public Real Estate Association).             Index, which is exclusively owned by the
certain risks not associated with                                                          FTSE Group, the European Public Real
investing solely in the United States.        o The unmanaged LIPPER REAL ESTATE FUND      Estate Association (EPRA), the National
These include risks relating to               INDEX represents an average of the           Association of Real Estate Investment
fluctuations in the value of the U.S.         performance of the 30 largest real           Trusts (NAREIT) and Euronext Indices BV.
dollar relative to the values of other        estate funds tracked by Lipper, Inc., an
currencies, the custody arrangements          independent mutual fund performance          The Fund provides a complete list of its
made for the Fund's foreign holdings,         monitor.                                     holdings four times in each fiscal year,
differences in accounting, political                                                       at the quarter-ends. For the second and
risks and the lesser degree of public         o The unmanaged LEHMAN BROTHERS U.S.         fourth quarters, the lists appear in the
information required to be provided by        AGGREGATE BOND INDEX (the Lehman             Fund's semiannual and annual reports to
non-U.S. companies.                           Aggregate), which represents the U.S.        shareholders. For the first and third
                                              investment-grade fixed-rate bond market      quarters, the Fund files the lists with
o Investing in a single-sector or             (including government and corporate          the Securities and Exchange Commission
single-region mutual fund involves            securities, mortgage pass-through            (SEC) on Form N-Q. The most recent list
greater risk and potential reward than        securities and asset-backed securities),     of portfolio holdings is available at
investing in a more diversified fund.         is compiled by Lehman Brothers, a global     AIMinvestments.com. From our home page,
                                              investment bank.                             click on Products & Performance, then
o Investing in emerging markets involves                                                   Mutual Funds, then Fund Overview. Select
greater risk and potential reward than        o The Fund is not managed to track the       your Fund from the drop-down menu and
investing in more established markets.        performance of any particular index,         click on Complete Quarterly Holdings.
                                              including the indexes defined here, and      Shareholders can also look up the Fund's
o The Fund invests substantial assets in      consequently, the performance of the         Forms N-Q on the SEC's Web site at
real estate investment trusts (REITs),        Fund may deviate significantly from the      sec.gov. Copies of the Fund's Forms N-Q
which present risks not associated with       performance of the indexes.                  may be reviewed and copied at the SEC's
investing in stocks.                                                                       Public Reference Room at 450 Fifth
                                              o A direct investment cannot be made in      Street, N.W., Washington, D.C.
o A change in interest rates will affect      an index. Unless otherwise indicated,        20549-0102. You can obtain information
the performance of the Fund's                 index results include reinvested             on the operation of the Public Reference
investments in debt securities.               dividends, and they do not reflect sales     Room, including information about
                                              charges. Performance of an index of          duplicating fee charges, by calling
ABOUT INDEXES USED IN THIS REPORT             funds reflects fund expenses;                202-942-8090 or 800-732-0330, or by
                                              performance of a market index does not.      electronic request at the following
o The unmanaged MSCI WORLD INDEX is a                                                      e-mail address: publicinfo@sec.gov. The
group of global securities tracked by                                                      SEC file numbers for the Fund are
Morgan Stanley Capital International.                                                      811-05686 and 033-39519.

                                                                                           A description of the policies and
                                                                                           procedures that the Fund uses to
                                                                                           determine how to vote proxies relating
                                                                                           to portfolio securities is available
                                                                                           without charge, upon request, from our

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      Continued on Page 5
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.            ========================================
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       FUND NASDAQ SYMBOLS
======================================================================================
                                                                                           Class A Shares                     AGREX
                                                                                           Class B Shares                     BGREX
                                                                                           Class C Shares                     CGREX
                                                                                           Class R Shares                     RGREX
                                                                                           ========================================


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM GLOBAL REAL ESTATE FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors minds during the six months covered by this report, stocks and bonds posted gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned
    [GRAHAM         4.67%. Results for international stocks were more
     PHOTO]         impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                    Aggregate Bond Index gained 0.84%.

                       Within equity indexes, there was a good deal of variation
                    in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets
 ROBERT H. GRAHAM   produced more attractive results than developed markets,
                    partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       Bond performance also varied, with short- and
                    intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making
   [WILLIAMSON      short- and intermediate-term bonds, which are generally
      PHOTO]        perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

                       A number of key developments affected markets and the
                    economy during the reporting period:
MARK H. WILLIAMSON
                       o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                       o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                       o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                       o In 2005, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

                    Robert H. Graham                      Mark H. Williamson
                    President & Vice Chair,               President,
                    AIM Funds                             A I M Advisors, Inc.

                    March 21, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL REAL ESTATE FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
    [CROCKETT       interests are at the forefront of every decision your board
      PHOTO]        makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:
 BRUCE L. CROCKETT
                       o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    March 21, 2006

AIM GLOBAL REAL ESTATE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================     o a more attractive investment
PERFORMANCE SUMMARY                                                                        opportunity is identified
                                              ========================================
We are pleased to report that AIM Global      FUND VS. INDEXES                             MARKET CONDITIONS AND YOUR FUND
Real Estate Fund posted strong gains and
outperformed all of its benchmark             TOTAL RETURNS, 7/31/05-1/31/06,              Despite record high oil prices, the REIT
indexes during the reporting period. The      EXCLUDING APPLICABLE SALES CHARGES. IF       market continued to perform well during
real estate securities market                 SALES CHARGES WERE INCLUDED, RETURNS         the reporting period, easily
outperformed the broad market index           WOULD BE LOWER.                              outdistancing the broad stock market.
(MSCI World Index) as global real estate                                                   The group's favorable relative
markets delivered higher returns than         Class A Shares                    14.28%     performance was driven by a number of
the index. In addition, we believe                                                         recurring themes, including historically
strong investment selection and patience      Class B Shares                    13.87      low, long-term interest rates; the
during fluctuating market conditions                                                       lackluster return environment in the
enabled us to outperform all benchmark        Class C Shares                    13.86      broader equity market; improving real
indexes.                                                                                   estate operating fundamentals; and
                                              Class R Shares                    14.14      growing demand for stable,
                                                                                           income-producing assets and real estate
                                              MSCI World Index                             in general.
                                              (Broad Market Index)              11.29
                                                                                              While economic growth remains
                                              FTSE EPRA/NAREIT Global Real                 moderate in many of the more developed
                                              Estate Index (Style-specific                 regions of the world, real estate market
                                              Index)                            12.80      fundamentals are generally improving,
                                                                                           particularly in several major office
                                              Lipper Real Estate Fund Index                markets such as Tokyo, London,
                                              (Peer Group Index)                 5.59      Australia, Manhattan and Hong Kong.
                                                                                           Supporting the market were continued
                                              SOURCE: LIPPER INC.                          cash inflows from individuals and
                                              ========================================     institutions, increased merger and
                                                                                           acquisition activity and faster earnings
======================================================================================     growth brought about by recovering
                                                                                           property market fundamentals (i.e.,
HOW WE INVEST                                 o quality underlying properties              occupancy and rental rate improvements).

Your Fund holds primarily real                o solid management teams                        Relative to the style benchmark,
estate-oriented securities from the                                                        country allocation and individual stock
United States and abroad. We focus on         o attractive valuations relative to peer     selection rather than property type
public companies whose value is driven        investment alternatives                      weighting had the greatest impact on
by tangible assets. Our goal is to                                                         performance. Strong performance by many
create a global fund focused on total            We attempt to control risk by             of our U.S. holdings, as well as our
return that will perform at or above          diversification of property types,           large allocation to the
index levels with a comparable level of       geographic location and limiting the         U.S.--approximately 50% of Fund assets
risk. We use a fundamentals-driven            size of any one holding.                     as of the
investment process, including property
market cycle analysis, property                  We will consider selling a holding                                     (continued)
evaluation, and management review to          when:
identify securities with:
                                              o relative valuation falls below desired
                                              levels

                                              o risk/return relationships change
                                              significantly

                                              o company fundamentals change (property
                                              type, geography or management changes)

========================================      =====================================================================================
PORTFOLIO COMPOSITION                         TOP 10 EQUITY HOLDINGS*

By property type                               1. Westfield Group (Australia)                                                  4.7%
                                               2. Simon Property Group, Inc.                                                   3.2
Diversified                        18.3%       3. Sun Hung Kai Properties Ltd. (Hong Kong)                                     2.9
                                               4. General Growth Properties, Inc.                                              2.9
Hotels                              4.8        5. ProLogis                                                                     2.8
                                               6. Land Securities Group PLC (United Kingdo)                                    2.7
Industrials                         8.3        7. Mitsubishi Estate Co., Ltd. (Japan)                                          2.5
                                               8. Mitsui Fudosan Co., Ltd. (Japan)                                             2.4
Office                             22.6        9. Vornado Realty Trust                                                         2.2
                                              10. Developers Diversified Realty Corp.                                          2.1
Residential                        11.2
                                              TOTAL NET ASSETS                                                      $106.4 MILLION
Retail                             27.9
                                              TOTAL NUMBER OF HOLDINGS*                                                         86
U.S. Government Agency Securities

Plus Other Assets Less Liabilities  6.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding U.S. Government Agency Securities.
========================================      =====================================================================================

AIM GLOBAL REAL ESTATE FUND

close of the reporting period--proved a          Foreign exchange also detracted from                          JOE V. RODRIGUEZ,
significant contributor to performance.       absolute Fund performance. Although          [RODRIGUEZ          JR., Director of
Of our international holdings, our            foreign holdings appreciated during the        PHOTO]            Securities
Japanese exposure resulted in the             period, a small portion of those gains                           Management, INVESCO
greatest positive impact on Fund              was offset by a strong U.S. dollar, as                           Real Estate, is lead
performance. While this was partially         we are not currently hedging currencies.                         portfolio manager of
due to an overall strengthening of the                                                                         AIM Global Real
Japanese economy and investor                 IN CLOSING                                                       Estate Fund. He
anticipation of an increase in demand,                                                                         oversees all phases
individual names were also rewarded for       During the reporting period, we believe                          of the unit,
their business activities. MITSUBISHI         REIT prices largely reflected fair                               including securities
ESTATE CO., Japan's largest real estate       levels relative to the value of their        research and administration. Mr.
company, made a significant positive          underlying holdings. Although REIT           Rodriguez began his investment career in
impact on performance during the period       prices increased, we believe occupancy       1983 and joined INVESCO in 1990. He has
as Japanese stocks hit their highest          and rental rates have supported that         served on the editorial boards of the
level since 2000.                             growth and that REIT fundamentals            National Association of Real Estate
                                              continued to improve.                        Investment Trusts (NAREIT) as well as
   MITSUI FUDOSAN CO., which is involved                                                   the Institutional Real Estate Securities
with a variety of property types,                We are also encouraged by                 Newsletter. Mr. Rodriguez received his
including office buildings, hotels and        opportunities we see internationally and     B.B.A. in economics and finance as well
condominiums, was another strong              the Fund's ability to invest in these        as his M.B.A. in finance from Baylor
contributor. Mitsui's approach of buying      stocks. We continue to see movement          University.
distressed properties, renovating,            toward REIT-like structures by a number
leasing and then reselling the                of countries. Continued progress by both                         MARK D. BLACKBURN,
properties resulted in significant sales      Germany and the U.K. toward                                      Chartered Financial
growth.                                       implementation of a REIT-like structure,        [BLACKBURN       Analyst, Director of
                                              with an estimated completion date of              PHOTO]         Investments, INVESCO
          OF OUR INTERNATIONAL                2006 for the U.K., further reinforces                            Real Estate, is
         HOLDINGS, OUR JAPANESE               our belief in the long-term                                      portfolio manager of
            EXPOSURE RESULTED                 attractiveness of REIT and REIT-like                             AIM Global Real
             IN THE GREATEST                  structures and their place within a                              Estate Fund. He
           POSITIVE IMPACT ON                 global economy. We appreciate your                               joined INVESCO in
            FUND PERFORMANCE.                 continued participation in AIM Global                            1998 and has
                                              Real Estate Fund.                            approximately 19 years of experience in
   Despite positive performance by the                                                     institutional investing and risk
REIT market during the period, a few          THE VIEWS AND OPINIONS EXPRESSED IN          management. Mr. Blackburn received a
holdings detracted from Fund                  MANAGEMENT'S DISCUSSION OF FUND              B.S. in accounting from Louisiana State
performance. MILLS CORP., which engages       PERFORMANCE ARE THOSE OF A I M ADVISORS,     University and an M.B.A. from Southern
in the development, redevelopment,            INC. THESE VIEWS AND OPINIONS ARE            Methodist University. He is a Certified
leasing, financing, management, and           SUBJECT TO CHANGE AT ANY TIME BASED ON       Public Accountant.
marketing of retail properties, was once      FACTORS SUCH AS MARKET AND ECONOMIC
regarded as one of the best mall              CONDITIONS. THESE VIEWS AND OPINIONS MAY                         JAMES W. TROWBRIDGE,
developers in the country and one of          NOT BE RELIED UPON AS INVESTMENT ADVICE                          portfolio manager,
strongest value-creators in the REIT          OR RECOMMENDATIONS, OR AS AN OFFER FOR A        [TROWBRIDGE      INVESCO Real Estate,
universe. Shares of the stock declined        PARTICULAR SECURITY. THE INFORMATION IS           PHOTO]         is portfolio manager
amid concerns of the SEC inquiry into         NOT A COMPLETE ANALYSIS OF EVERY ASPECT                          of AIM Global Real
Mills' earnings reports and various           OF ANY MARKET, COUNTRY, INDUSTRY,                                Estate Fund. Mr.
class action lawsuits for allege              SECURITY OR THE FUND. STATEMENTS OF FACT                         Trowbridge joined
violations of federal securities law. We      ARE FROM SOURCES CONSIDERED RELIABLE,                            INVESCO Real Estate
sold our position during the reporting        BUT A I M ADVISORS, INC. MAKES NO                                in 1989. With 31
period.                                       REPRESENTATION OR WARRANTY AS TO THEIR                           years of real estate
                                              COMPLETENESS OR ACCURACY. ALTHOUGH           investment experience for major
                                              HISTORICAL PERFORMANCE IS NO GUARANTEE       institutional investors, Mr. Trowbridge
                                              OF FUTURE RESULTS, THESE INSIGHTS MAY        is responsible for integrating his
                                              HELP YOU UNDERSTAND OUR INVESTMENT           knowledge into INVESCO's publicly traded
                                              MANAGEMENT PHILOSOPHY.                       REIT investments. Mr. Trowbridge
                                                                                           received his B.S. in finance from
                                                    See important Fund and index           Indiana University.
                                                  disclosures inside front cover.
                                                                                                               JAMES COWEN,
                                                                                                               portfolio manager,
                                                                                                [COWEN         INVESCO Real Estate,
                                                                                                PHOTO]         is portfolio manager
                                                                                                               of AIM Global Real
                                                                                                               Estate Fund. He
                                                                                                               joined INVESCO in
                                                                                                               2001. Mr. Cowen has
                                                                                                               a B.A. and M.B.A. in
                                                                                                               town and country
                                                                                                               planning from
                                                                                           University of Manchester and a master of
                                                                                           philosophy degree from the University of
                                                                                           Cambridge.

                                                                                                               PING YING WANG,
                                                                                                               Chartered Financial
                                                                                               [WANG           Analyst, portfolio
                                                                                               PHOTO]          manager, INVESCO
                                                                                                               Real Estate, is
                                                                                                               portfolio manager of
                                                                                                               AIM Global Real
                                                                                                               Estate Fund. She has
                                                                                                               nine years of real
                                                                                                               estate experience.
                                                                                           She earned a B.S. in international
                                                                                           finance from the People's University of
                                                                                           China and a doctorate of philosophy
                                                                                           degree in finance from the University of
                                                                                           Texas at Dallas.

                                                                                           Assisted by the Real Estate Team

                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE, PLEASE SEE PAGE
                                                                                           5.

AIM GLOBAL REAL ESTATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================      ========================================
CUMULATIVE TOTAL RETURNS                      CUMULATIVE TOTAL RETURNS

As of 1/31/06, including applicable           As of 12/31/05, most recent calendar
sales charges                                 quarter-end, including applicable sales
                                              charges
CLASS A SHARES
Inception (4/29/05)               17.97%      CLASS A SHARES
                                              Inception (4/29/05)               11.12%
CLASS B SHARES
Inception (4/29/05)               19.18%      CLASS B SHARES
                                              Inception (4/29/05)               12.07%
CLASS C SHARES
Inception (4/29/05)               23.28%      CLASS C SHARES
                                              Inception (4/29/05)               16.17%
CLASS R SHARES
Inception (4/29/05)               24.69%      CLASS R SHARES
========================================      Inception (4/29/05)               17.46%
                                              ========================================

THE PERFORMANCE DATA QUOTED REPRESENT            CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE         THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT            CLASS B AND CLASS C SHARE PERFORMANCE        SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.           REFLECTS THE APPLICABLE CONTINGENT           EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE       DEFERRED SALES CHARGE (CDSC) FOR THE
MOST RECENT MONTH-END PERFORMANCE.            PERIOD INVOLVED. THE CDSC ON CLASS B            A REDEMPTION FEE OF 2% WILL BE
PERFORMANCE FIGURES REFLECT REINVESTED        SHARES DECLINES FROM 5% BEGINNING AT THE     IMPOSED ON CERTAIN REDEMPTIONS OR
DISTRIBUTIONS, CHANGES IN NET ASSET           TIME OF PURCHASE TO 0% AT THE BEGINNING      EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
VALUE AND THE EFFECT OF THE MAXIMUM           OF THE SEVENTH YEAR. THE CDSC ON CLASS C     OF PURCHASE. EXCEPTIONS TO THE
SALES CHARGE UNLESS OTHERWISE STATED.         SHARES IS 1% FOR THE FIRST YEAR AFTER        REDEMPTION FEE ARE LISTED IN THE FUND'S
PERFORMANCE FIGURES DO NOT REFLECT            PURCHASE. CLASS R SHARES DO NOT HAVE A       PROSPECTUS.
DEDUCTION OF TAXES A SHAREHOLDER WOULD        FRONT-END SALES CHARGE; RETURNS SHOWN
PAY ON FUND DISTRIBUTIONS OR SALE OF          ARE AT NET ASSET VALUE AND DO NOT               HAD THE ADVISOR NOT WAIVED FEES
FUND SHARES. INVESTMENT RETURN AND            REFLECT A 0.75% CDSC THAT MAY BE IMPOSED     AND/OR REIMBURSED EXPENSES, PERFORMANCE
PRINCIPAL VALUE WILL FLUCTUATE SO THAT        ON A TOTAL REDEMPTION OF RETIREMENT PLAN     WOULD HAVE BEEN LOWER.
YOU MAY HAVE A GAIN OR LOSS WHEN YOU          ASSETS WITHIN THE FIRST YEAR.
SELL SHARES.

                                                                                           Continued from inside front cover

                                                                                           Client Services department at
                                                                                           800-959-4246 or on the AIM Web site,
                                                                                           AIMinvestments.com. On the home page,
                                                                                           scroll down and click on AIM Funds Proxy
                                                                                           Policy. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

AIM GLOBAL REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       together with the amount you invested,          The hypothetical account values and
                                              to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur       over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction           account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges        $8,600 account value divided by $1,000=      may use this information to compare the
(loads) on purchase payments; contingent      8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;        number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)          entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management           Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees        paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you               HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in             PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs        The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The       information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of          values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the       on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period         an assumed rate of return of 5% per year     any. Therefore, the hypothetical
August 1, 2005, through January 31,           before expenses, which is not the Fund's     information is useful in comparing
2006.                                         actual return. The Fund's actual             ongoing costs only, and will not help
                                              cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                               value after expenses for the six months      of owning different funds. In addition,
                                              ended January 31, 2006, appear in the        if these transactional costs were
The table below provides information          table "Fund vs. Indexes" on Page 3.          included, your costs would have been
about actual account values and actual                                                     higher.
expenses. You may use the information in
this table,

===================================================================================================================================
                               ACTUAL                                 HYPOTHETICAL
                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING              EXPENSES             ENDING         EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING        ACCOUNT VALUE    PAID DURING        EXPENSE
    CLASS           (8/1/05)          (1/31/06)(1)            PERIOD(2)           (1/31/06)       PERIOD(2)          RATIO

      A         $    1,000.00      $    1,142.80              $    7.56         $   1,018.15       $   7.12          1.40%
      B              1,000.00           1,138.70                  11.59             1,014.37          10.92          2.15
      C              1,000.00           1,138.60                  11.59             1,014.37          10.92          2.15
      R              1,000.00           1,141.40                   8.91             1,016.89           8.39          1.65

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
===================================================================================================================================

                                                                                            [ARROW
                                                                                             BUTTON      For More Information Visit
                                                                                             IMAGE]      AIMinvestments.com

AIM GLOBAL REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment       AIM's portfolio and product review           the effect this fee waiver/expense
Securities Funds (the "Board") oversees       process, various back office support         limitation would have on the Fund's
the management of AIM Global Real Estate      functions provided by AIM and AIM's          estimated expenses and concluded that
Fund (the "Fund") and, as required by         equity and fixed income trading              the levels of fee waivers/expense
law, determines annually whether to           operations. Based on the review of these     limitations for the Fund were fair and
approve the continuance of the Fund's         and other factors, the Board concluded       reasonable.
advisory agreement with AIM. Based upon       that the quality of services to be
the recommendation of the Investments         provided by AIM was appropriate.             o Breakpoints and economies of scale.
Committee of the Board, at a meeting                                                       The Board reviewed the structure of the
held on June 30, 2005, the Board,             o The performance of the Fund relative       Fund's advisory fee under the Advisory
including all of the independent              to comparable funds. Not applicable          Agreement, noting that it includes
trustees, approved the continuance of         because the Fund has recently commenced      several breakpoints. The Board reviewed
the advisory agreement (the "Advisory         operations.                                  the level of the Fund's advisory fees,
Agreement") between the Fund and AIM for                                                   and noted that such fees, as a
another year, effective July 1, 2005.         o The performance of the Fund relative       percentage of the Fund's net assets,
                                              to indices. Not applicable because the       would decrease as net assets increase
   The Board considered the factors           Fund has recently commenced operations.      because the Advisory Agreement includes
discussed below in evaluating the                                                          breakpoints. The Board concluded that
fairness and reasonableness of the            o Meeting with the Fund's portfolio          the Fund's fee levels under the Advisory
Advisory Agreement at the meeting on          managers and investment personnel. The       Agreement therefore would reflect
June 30, 2005 and as part of the Board's      Board is meeting periodically with the       economies of scale and that it was not
ongoing oversight of the Fund. In their       Fund's portfolio managers and/or other       necessary to change the advisory fee
deliberations, the Board and the              investment personnel and believes that       breakpoints in the Fund's advisory fee
independent trustees did not identify         such individuals are competent and able      schedule.
any particular factor that was                to carry out their responsibilities
controlling, and each trustee attributed      under the Advisory Agreement.                o Investments in affiliated money market
different weights to the various                                                           funds. The Board also took into account
factors.                                      o Overall performance of AIM. The Board      the fact that uninvested cash and cash
                                              considered the overall performance of        collateral from securities lending
   One of the responsibilities of the         AIM in providing investment advisory and     arrangements (collectively, "cash
Senior Officer of the Fund, who is            portfolio administrative services to the     balances") of the Fund may be invested
independent of AIM and AIM's affiliates,      Fund and concluded that such performance     in money market funds advised by AIM
is to manage the process by which the         was satisfactory.                            pursuant to the terms of an SEC
Fund's proposed management fees are                                                        exemptive order. The Board found that
negotiated to ensure that they are            o Fees relative to those of clients of       the Fund may realize certain benefits
negotiated in a manner which is at arm's      AIM with comparable investment               upon investing cash balances in AIM
length and reasonable. To that end, the       strategies. The Board reviewed the           advised money market funds, including a
Senior Officer must either supervise a        advisory fee rate for the Fund under the     higher net return, increased liquidity,
competitive bidding process or prepare        Advisory Agreement. The Board noted that     increased diversification or decreased
an independent written evaluation. The        this rate (i) was lower than the             transaction costs. The Board also found
Senior Officer has recommended an             advisory fee note for another mutual         that the Fund will not receive reduced
independent written evaluation in lieu        fund advised by AIM with investment          services if it invests its cash balances
of a competitive bidding process and,         strategies comparable to those of the        in such money market funds. The Board
upon the direction of the Board, has          Fund; and (ii) was lower than the            noted that, to the extent the Fund
prepared such an independent written          advisory fee rate for a variable             invests in affiliated money market
evaluation. Such written evaluation also      insurance fund advised by AIM and            funds, AIM has voluntarily agreed to
considered certain of the factors             offered to insurance company separate        waive a portion of the advisory fees it
discussed below. In addition, as              accounts with investment strategies          receives from the Fund attributable to
discussed below, the Senior Officer made      comparable to those of the Fund. The         such investment. The Board further
certain recommendations to the Board in       Board noted that AIM has agreed to limit     determined that the proposed securities
connection with such written evaluation.      the Fund's total annual operating            lending program and related procedures
                                              expenses, as discussed below. Based on       with respect to the lending Fund is in
   The discussion below serves as a           this review, the Board concluded that        the best interests of the lending Fund
summary of the Senior Officer's               the advisory fee rate for the Fund under     and its respective shareholders. The
independent written evaluation and            the Advisory Agreement was fair and          Board therefore concluded that the
recommendations to the Board in               reasonable.                                  investment of cash collateral received
connection therewith, as well as a                                                         in connection with the securities
discussion of the material factors and        o Fees relative to those of comparable       lending program in the money market
the conclusions with respect thereto          funds with other advisors. The Board         funds according to the procedures is in
that formed the basis for the Board's         reviewed the advisory fee rate for the       the best interests of the lending Fund
approval of the Advisory Agreement.           Fund under the Advisory Agreement. The       and its respective shareholders.
After consideration of all of the             Board noted that this rate was lower
factors below and based on its informed       than (i) the advisory fee rates for half     o Independent written evaluation and
business judgment, the Board determined       of the funds advised by other advisors       recommendations of the Fund's Senior
that the Advisory Agreement is in the         with investment strategies comparable to     Officer. The Board noted that, upon
best interests of the Fund and its            those of the Fund that the Board             their direction, the Senior Officer of
shareholders and that the compensation        reviewed and (ii) the average and median     the Fund had prepared an independent
to AIM under the Advisory Agreement is        management fee rates for both                written evaluation in order to assist
fair and reasonable and would have been       non-proprietary funds and all funds          the Board in determining the
obtained through arm's length                 within the Lipper Real Estate Fund           reasonableness of the proposed
negotiations.                                 category. The Board noted that AIM has       management fees of the AIM Funds,
                                              agreed to limit the Fund's total             including the Fund. The Board noted that
o The nature and extent of the advisory       operating expenses, as discussed below.      the Senior Officer's written evaluation
services to be provided by AIM. The           Based on this review, the Board              had been relied upon by the Board in
Board reviewed the services to be             concluded that the advisory fee rate for     this regard in lieu of a competitive
provided by AIM under the Advisory            the Fund under the Advisory Agreement        bidding process. In determining whether
Agreement. Based on this review, the          was fair and reasonable.                     to continue the Advisory Agreement for
Board concluded that the range of                                                          the Fund, the Board considered the
services to be provided by AIM under the      o Expense limitations and fee waivers.       Senior Officer's written evaluation and
Advisory Agreement was appropriate.           The Board noted that AIM has                 the recommendation made by the Senior
                                              contractually agreed to waive fees           Officer to the Board that the Board
o The quality of services to be provided      and/or limit expenses of the Fund            consider implementing a process to
by AIM. The Board reviewed the                through July 31, 2006 in an amount           assist them in more closely monitoring
credentials and experience of the             necessary to limit total annual              the performance of the AIM Funds. The
officers and employees of AIM who will        operating expenses to a specified            Board concluded that it would be
provide investment advisory services to       percentage of average daily net assets       advisable to implement such a process as
the Fund. In reviewing the                    for each class of the Fund. The Board        soon as reasonably practicable.
qualifications of AIM to provide              considered the contractual nature of
investment advisory services, the Board       this fee waiver/expense limitation and
reviewed the qualifications of AIM's          noted that it remains in effect through
investment personnel and considered such      July 31, 2006. The Board considered
issues as
                                                                                                                        (continued)

AIM GLOBAL REAL ESTATE FUND

o Profitability of AIM and its                dance with certain governance policies       o Meeting with the Fund's portfolio
affiliates. The Board reviewed                and practices. The Board concluded that      managers and investment personnel. The
information concerning the profitability      these actions indicated a good faith         Board is meeting periodically with the
of AIM's (and its affiliates')                effort on the part of AIM to adhere to       Fund's portfolio managers and/or other
investment advisory and other activities      the highest ethical standards, and           investment personnel and believes that
and its financial condition. The Board        determined that the current regulatory       such individuals are competent and able
considered the overall profitability of       and litigation environment to which AIM      to carry out their responsibilities
AIM, as well as the profitability of AIM      is subject should not prevent the Board      under the Sub-Advisory Agreement.
in connection with managing the Fund.         from continuing the Advisory Agreement
The Board noted that AIM's operations         for the Fund.                                o Overall performance of the
remain profitable, although increased                                                      Sub-Advisor. The Board considered the
expenses in recent years have reduced         APPROVAL OF SUB-ADVISORY AGREEMENT           overall performance of the Sub-Advisor
AIM's profitability. Based on the review                                                   in providing sub-advisory services to
of the profitability of AIM's and its         The Board oversees the management of the     similar equity funds and concluded that
affiliates' investment advisory and           Fund and, as required by law, determines     such performance was satisfactory.
other activities and its financial            annually whether to approve the
condition, the Board concluded that the       continuance of the Fund's sub-advisory       o Advisory fees, expense limitations and
compensation to be paid by the Fund to        agreement. Based upon the recommendation     fee waivers, and breakpoints and
AIM under the Advisory Agreement was not      of the Investments Committee of the          economies of scale. In reviewing these
excessive.                                    Board, at a meeting held on June 30,         factors, the Board considered only the
                                              2005, the Board, including all of the        advisory fees charged to the Fund by AIM
o Benefits of soft dollars to AIM. The        independent trustees, approved the           and did not consider the sub-advisory
Board considered the benefits realized        continuance of the sub-advisory              fees paid by AIM to the Sub-Advisor. The
by AIM as a result of brokerage               agreement (the "Sub-Advisory Agreement")     Board believes that this approach is
transactions executed through "soft           between INVESCO Institutional (N.A.),        appropriate because the sub-advisory
dollar" arrangements. Under these             Inc. (the "Sub-Advisor") and AIM with        fees have no effect on the Fund or its
arrangements, brokerage commissions paid      respect to the Fund for another year,        shareholders, as they are paid by AIM
by the Fund and/or other funds advised        effective July 1, 2005.                      rather than the Fund. Furthermore, AIM
by AIM are used to pay for research and                                                    and the Sub-Advisor are affiliates and
execution services. This research is             The Board considered the factors          the Board believes that the allocation
used by AIM in making investment              discussed below in evaluating the            of fees between them is a business
decisions for the Fund. The Board             fairness and reasonableness of the           matter, provided that the advisory fees
concluded that such arrangements were         Sub-Advisory Agreement at the meeting on     charged to the Fund are fair and
appropriate.                                  June 30, 2005 and as part of the Board's     reasonable.
                                              ongoing oversight of the Fund. In their
o AIM's financial soundness in light of       deliberations, the Board and the             o Profitability of AIM and its
the Fund's needs. The Board considered        independent trustees did not identify        affiliates. The Board reviewed
whether AIM is financially sound and has      any particular factor that was               information concerning the profitability
the resources necessary to perform its        controlling, and each trustee attributed     of AIM's (and its affiliates')
obligations under the Advisory                different weights to the various             investment advisory and other activities
Agreement, and concluded that AIM has         factors.                                     and its financial condition. The Board
the financial resources necessary to                                                       considered the overall profitability of
fulfill its obligations under the                The discussion below serves as a          AIM, as well as the profitability of AIM
Advisory Agreement.                           discussion of the material factors and       in connection with managing the Fund.
                                              the conclusions with respect thereto         The Board noted that AIM's operations
o Historical relationship between the         that formed the basis for the Board's        remain profitable, although increased
Fund and AIM. In determining whether to       approval of the Sub-Advisory Agreement.      expenses in recent years have reduced
approve the Advisory Agreement for the        After consideration of all of the            AIM's profitability. Based on the review
Fund, the Board also considered the           factors below and based on its informed      of the profitability of AIM's and its
Board's knowledge of AIM's operations,        business judgment, the Board determined      affiliates' investment advisory and
and concluded that it was beneficial to       that the Sub-Advisory Agreement is in        other activities and its financial
maintain the current relationship, in         the best interests of the Fund and its       condition, the Board concluded that the
part, because of such knowledge. The          shareholders.                                compensation to be paid by the Fund to
Board also reviewed the general nature                                                     AIM under the Advisory Agreement was not
of the non-investment advisory services       o The nature and extent of the advisory      excessive.
currently performed by AIM and its            services to be provided by the
affiliates for other mutual funds, such       Sub-Advisor. The Board reviewed the          o The Sub-Advisor's financial soundness
as administrative, transfer agency and        services to be provided by the               in light of the Fund's needs. The Board
distribution services, and the fees           Sub-Advisor under the Sub-Advisory           considered whether the Sub-Advisor is
received by AIM and its affiliates for        Agreement. Based on this review, the         financially sound and has the resources
performing such services. In addition to      Board concluded that the range of            necessary to perform its obligations
reviewing such services, the trustees         services to be provided by the               under the Sub-Advisory Agreement, and
also considered the organizational            Sub-Advisor under the Sub-Advisory           concluded that the Sub-Advisor has the
structure employed by AIM and its             Agreement was appropriate.                   financial resources necessary to fulfill
affiliates to provide those services.                                                      its obligations under the Sub-Advisory
Based on the review of these and other        o The quality of services to be provided     Agreement.
factors, the Board concluded that AIM         by the Sub-Advisor. The Board reviewed
and its affiliates are providing              the credentials and experience of the
satisfactory non-investment advisory          officers and employees of the
services to other mutual funds advised        Sub-Advisor who will provide investment
by AIM and that AIM and its affiliates        advisory services to the Fund. Based on
were qualified to provide non-investment      the review of these and other factors,
advisory services to the Fund, including      the Board concluded that the quality of
administrative, transfer agency and           services to be provided by the
distribution services.                        Sub-Advisor was appropriate.

o Other factors and current trends. In        o The performance of the Fund relative
determining whether to continue the           to comparable funds. Not applicable
Advisory Agreement for the Fund, the          because the Fund has recently commended
Board considered the fact that AIM,           operations.
along with others in the mutual fund
industry, is subject to regulatory            o The performance of the Fund relative
inquiries and litigation related to a         to indices. Not applicable because the
wide range of issues. The Board also          Fund has recently commended operations.
considered the governance and compliance
reforms being undertaken by AIM and its
affiliates, including maintaining an
internal controls committee and
retaining an independent compliance
consultant, and the fact that AIM has
undertaken to cause the Fund to operate
in accor-

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM GLOBAL REAL ESTATE FUND

                                              ========================================
INSTITUTIONAL CLASS SHARES                    CUMULATIVE TOTAL RETURNS                        PLEASE NOTE THAT PAST PERFORMANCE IS
                                              For periods ended 1/31/06                    NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                         RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class       Inception (4/29/05)               25.20%     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview       6 Months                         14.51      REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                   ========================================     INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered        CUMULATIVE TOTAL RETURNS                     WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                    REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans          For periods ended 12/31/05, most recent      THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                   calendar quarter-end                         INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                           PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                              Inception (4/29/05)               17.84%     MORE INFORMATION. FOR THE MOST CURRENT
                                               6 Months                         12.92      MONTH-END PERFORMANCE, PLEASE CALL
                                              ========================================     800-451-4246 OR VISIT
                                                                                           AIMINVESTMENTS.COM.
                                              INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                              CHARGE; THEREFORE, PERFORMANCE IS AT            HAD THE ADVISOR NOT WAIVED FEES
                                              NAV. PERFORMANCE OF INSTITUTIONAL CLASS      AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                              SHARES WILL DIFFER FROM PERFORMANCE OF       WOULD HAVE BEEN LOWER.
                                              OTHER SHARE CLASSES DUE TO DIFFERING
                                              SALES CHARGES AND CLASS EXPENSES.               A REDEMPTION FEE OF 2% WILL BE
                                                                                           IMPOSED ON CERTAIN REDEMPTIONS OR
                                                                                           EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                                                                           OF PURCHASE. EXCEPTIONS TO THE
                                                                                           REDEMPTION FEE ARE LISTED IN THE FUND'S
                                                                                           PROSPECTUS.

========================================

NASDAQ SYMBOL                      IGREX

========================================

                                                                                      Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

                                               FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                 GRE-INS-2            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       divide your account value by $1,000 (for        The hypothetical account values and
                                              example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur       by $1,000 = 8.6), then multiply the          actual ending account balance or
ongoing costs, including management fees      result by the number in the table under      expenses you paid for the period. You
and other Fund expenses. This example is      the heading entitled "Actual Expenses        may use this information to compare the
intended to help you understand your          Paid During Period" to estimate the          ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing       expenses you paid on your account during     and other funds. To do so, compare this
in the Fund and to compare these costs        this period.                                 5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an      HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
investment of $1,000 invested at the          PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown
entire period August 1, 2005, through         The table below also provides                in the table are meant to highlight your
January 31, 2006.                             information about hypothetical account       ongoing costs only. Therefore, the
                                              values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                               on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                              an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information          before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual        actual return. The Fund's actual
expenses. You may use the information in      cumulative total return after expenses
this table, together with the amount you      for the six months ended January 31,
invested, to estimate the expenses that       2006, appears in the table on the front
you paid over the period. Simply              of this supplement.

===================================================================================================================================
                                                         ACTUAL                             HYPOTHETICAL
                                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING              ENDING              EXPENSES            ENDING            EXPENSES       ANNUALIZED
      SHARE           ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE      PAID DURING        EXPENSE
      CLASS             (8/1/05)            (1/31/06(1)           PERIOD(2)          (1/31/06)           PERIOD(2)         RATIO
  Institutional         $1,000.00            $1,145.10             $6.16             $1,019.46            $5.80            1.14%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
===================================================================================================================================

AIMinvestments.com                 GRE-INS-2            A I M Distributors, Inc.

AIM GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-48.33%

AUSTRALIA-10.17%

CFS Gandel Retail Trust (Retail)(a)               640,800   $    927,155
------------------------------------------------------------------------
GPT Group (Diversified)(a)                        328,500      1,007,261
------------------------------------------------------------------------
Macquarie Goodman Group (Industrials)(a)          459,600      1,689,232
------------------------------------------------------------------------
Stockland (Diversified)(a)                        441,900      2,170,823
------------------------------------------------------------------------
Westfield Group (Retail)(a)                       375,000      5,026,301
========================================================================
                                                              10,820,772
========================================================================

CANADA-3.33%

Boardwalk Real Estate Investment Trust
  (Residential)                                    10,600        202,982
------------------------------------------------------------------------
Calloway Real Estate Investment Trust
  (Diversified)                                    28,500        644,344
------------------------------------------------------------------------
Cominar Real Estate Investment Trust
  (Diversified)                                    23,700        404,728
------------------------------------------------------------------------
H&R Real Estate Investment Trust (Office)          21,700        430,209
------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                         16,300        243,008
------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)       44,300        889,151
------------------------------------------------------------------------
Summit Real Estate Investment Trust
  (Industrials)                                    32,300        734,226
========================================================================
                                                               3,548,648
========================================================================

FINLAND-0.75%

Citycon Oyj (Retail)                              130,200        564,888
------------------------------------------------------------------------
Sponda Oyj (Office)                                22,500        233,793
========================================================================
                                                                 798,681
========================================================================

FRANCE-2.52%

Gecina S.A. (Office)(a)                             2,400        282,921
------------------------------------------------------------------------
Klepierre (Retail)(a)                               3,300        326,502
------------------------------------------------------------------------
Societe Immobiliere de Location pour
  I'Industrie et le Commerce (Office)(a)            6,600        623,681
------------------------------------------------------------------------
Unibail (Diversified)(a)                            9,800      1,445,578
========================================================================
                                                               2,678,682
========================================================================

GERMANY-0.44%

IVG Immobilien A.G. (Diversified)                  16,100        464,700
========================================================================

HONG KONG-6.85%

Hang Lung Properties Ltd. (Retail)(a)             474,000        923,446
------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)(a)           545,000      1,794,903
------------------------------------------------------------------------
Hysan Development Co. Ltd. (Diversified)(a)       250,000        631,249
------------------------------------------------------------------------
Link REIT (The) (Retail)(b)                       155,000        299,700
------------------------------------------------------------------------
Sino Land Co. Ltd. (Diversified)                  400,000        559,441
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Residential)        297,000      3,076,143
========================================================================
                                                               7,284,882
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

ITALY-0.33%

Beni Stabili S.p.A. (Office)                      316,400   $    347,991
========================================================================

JAPAN-8.97%

AEON Mall Co., Ltd. (Retail)(a)                     7,200        347,892
------------------------------------------------------------------------
Diamond City Co., Ltd. (Retail)                    12,300        525,233
------------------------------------------------------------------------
Japan Real Estate Investment Corp. (Office)            47        400,597
------------------------------------------------------------------------
Japan Retail Fund Investment Corp. (Retail)            47        393,787
------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Office)(a)           116,000      2,689,925
------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified)(a)         122,000      2,560,621
------------------------------------------------------------------------
Nippon Building Fund Inc. (Office)(a)                  67        593,528
------------------------------------------------------------------------
NTT Urban Development Corp. (Office)(a)                50        390,314
------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Diversified)(a)                                 63,000      1,423,542
------------------------------------------------------------------------
TOKYU REIT, Inc. (Diversified)                         33        221,922
========================================================================
                                                               9,547,361
========================================================================

NETHERLANDS-1.40%

Rodamco Europe N.V. (Retail)                       17,300      1,494,855
========================================================================

SINGAPORE-1.85%

Ascendas Real Estate Investment Trust
  (Industrials)(a)                                285,000        382,576
------------------------------------------------------------------------
CapitaCommercial Trust (Office)(a)                196,000        193,488
------------------------------------------------------------------------
CapitaLand Ltd. (Residential)(a)                  266,000        649,516
------------------------------------------------------------------------
CapitaMall Trust (Retail)(a)                      349,000        515,495
------------------------------------------------------------------------
Keppel Land Ltd. (Office)(a)                       97,800        229,878
========================================================================
                                                               1,970,953
========================================================================

SPAIN-1.23%

Inmobiliaria Colonial, S.A. (Office)(a)            21,200      1,311,478
========================================================================

SWEDEN-0.37%

Castellum A.B. (Diversified)                       10,200        396,270
========================================================================

UNITED KINGDOM-10.12%

British Land Co. PLC (Diversified)(a)              89,800      1,836,523
------------------------------------------------------------------------
Brixton PLC (Industrials)                          63,300        510,155
------------------------------------------------------------------------
Capital & Regional PLC (Retail)(a)                 57,700        965,845
------------------------------------------------------------------------
Derwent Valley Holdings PLC (Office)               50,000      1,417,943
------------------------------------------------------------------------
Hammerson PLC (Retail)                             55,300      1,027,131
------------------------------------------------------------------------
Land Securities Group PLC (Diversified)            94,100      2,820,914
------------------------------------------------------------------------
Liberty International PLC (Retail)(a)              50,600        950,457
------------------------------------------------------------------------
Quintain Estates & Development PLC
  (Diversified)(a)                                 38,800        434,827
------------------------------------------------------------------------
Shaftesbury PLC (Retail)                           35,500        312,001
------------------------------------------------------------------------
Unite Group PLC (Residential)                      48,300        333,410
------------------------------------------------------------------------

AIM GLOBAL REAL ESTATE FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Workspace Group PLC (Office)                       28,100   $    156,602
========================================================================
                                                              10,765,808
========================================================================
Total Foreign Real Estate Investment Trusts,
  Common Stocks & Other Equity Interests
  (Cost $44,120,009)                                          51,431,081
========================================================================
DOMESTIC REAL ESTATE INVESTMENT TRUSTS,
  COMMON STOCKS & OTHER EQUITY
  INTERESTS-44.77%

DIVERSIFIED-2.32%

Colonial Properties Trust                          14,700        679,434
------------------------------------------------------------------------
Public Storage, Inc.                               13,100        950,667
------------------------------------------------------------------------
Ventas, Inc.                                       27,600        844,560
========================================================================
                                                               2,474,661
========================================================================

HOTELS-4.79%

Hilton Hotels Corp.                                48,300      1,204,119
------------------------------------------------------------------------
Host Marriott Corp.                                99,600      1,987,020
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(c)       31,300      1,903,353
========================================================================
                                                               5,094,492
========================================================================

INDUSTRIALS-5.15%

AMB Property Corp.                                 11,200        584,640
------------------------------------------------------------------------
CenterPoint Properties Trust                       29,500      1,464,380
------------------------------------------------------------------------
ProLogis                                           58,000      2,970,760
------------------------------------------------------------------------
U-Store-It Trust                                   21,700        463,946
========================================================================
                                                               5,483,726
========================================================================

OFFICE-12.14%

Alexandria Real Estate Equities, Inc.               5,500        485,375
------------------------------------------------------------------------
Boston Properties, Inc.                            27,600      2,159,976
------------------------------------------------------------------------
Brandywine Realty Trust                            34,200      1,075,590
------------------------------------------------------------------------
Brookfield Properties Corp.                        37,900      1,142,707
------------------------------------------------------------------------
Equity Office Properties Trust                     26,600        846,412
------------------------------------------------------------------------
Reckson Associates Realty Corp.                    31,000      1,237,830
------------------------------------------------------------------------
SL Green Realty Corp.                              21,200      1,781,648
------------------------------------------------------------------------
Trizec Properties, Inc.                            81,100      1,888,819
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
OFFICE-(CONTINUED)

Vornado Realty Trust                               26,100   $  2,305,674
========================================================================
                                                              12,924,031
========================================================================

RESIDENTIAL-7.23%

Archstone-Smith Trust                              39,200      1,836,912
------------------------------------------------------------------------
AvalonBay Communities, Inc.                        10,800      1,074,384
------------------------------------------------------------------------
Camden Property Trust                              21,500      1,399,650
------------------------------------------------------------------------
Equity Residential                                 49,000      2,078,090
------------------------------------------------------------------------
Essex Property Trust, Inc.                         13,100      1,301,878
========================================================================
                                                               7,690,914
========================================================================

RETAIL-13.14%

CBL & Associates Properties, Inc.                  13,100        554,392
------------------------------------------------------------------------
Developers Diversified Realty Corp.                44,600      2,196,996
------------------------------------------------------------------------
Federal Realty Investment Trust                    14,700        982,254
------------------------------------------------------------------------
General Growth Properties, Inc.                    59,400      3,065,040
------------------------------------------------------------------------
Macerich Co. (The)                                 25,600      1,857,792
------------------------------------------------------------------------
Regency Centers Corp.                              29,400      1,894,830
------------------------------------------------------------------------
Simon Property Group, Inc.                         41,400      3,429,576
========================================================================
                                                              13,980,880
========================================================================
    Total Domestic Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $42,341,182)                            47,648,704
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-6.20%

FEDERAL HOME LOAN BANK (FHLB)-6.20%

Unsec. Disc. Notes, 4.34%,, 02/01/06 (Cost
  $6,600,000)(d)                               $6,600,000      6,600,000
========================================================================
TOTAL INVESTMENTS-99.30%
  (Cost $93,061,191)                                         105,679,785
========================================================================
OTHER ASSETS LESS LIABILITIES-0.70%                              749,742
========================================================================
NET ASSETS-100.00%                                          $106,429,527
________________________________________________________________________
========================================================================

Investment Abbreviations:

Disc.   - Discounted
REIT    - Real Estate Investment Trust
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $32,324,957, which represented 30.37% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Each unit represents one common share and one Class B share.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $93,061,191)       $105,679,785
-----------------------------------------------------------
Cash                                                 57,324
-----------------------------------------------------------
Receivables for:
  Investments sold                                   42,456
-----------------------------------------------------------
  Fund shares sold                                1,599,169
-----------------------------------------------------------
  Dividends                                         156,624
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,644
-----------------------------------------------------------
Other assets                                         15,108
===========================================================
    Total assets                                107,552,110
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             890,590
-----------------------------------------------------------
  Fund shares reacquired                            119,203
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  1,796
-----------------------------------------------------------
Accrued distribution fees                            37,152
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,406
-----------------------------------------------------------
Accrued transfer agent fees                          18,423
-----------------------------------------------------------
Accrued operating expenses                           54,013
===========================================================
    Total liabilities                             1,122,583
===========================================================
Net assets applicable to shares outstanding    $106,429,527
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 93,865,569
-----------------------------------------------------------
Undistributed net investment income                (300,022)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                        245,627
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              12,618,353
===========================================================
                                               $106,429,527
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 76,454,620
___________________________________________________________
===========================================================
Class B                                        $ 12,481,045
___________________________________________________________
===========================================================
Class C                                        $ 15,758,071
___________________________________________________________
===========================================================
Class R                                        $    852,095
___________________________________________________________
===========================================================
Institutional Class                            $    883,696
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           6,158,795
___________________________________________________________
===========================================================
Class B                                           1,006,300
___________________________________________________________
===========================================================
Class C                                           1,270,013
___________________________________________________________
===========================================================
Class R                                              68,659
___________________________________________________________
===========================================================
Institutional Class                                  71,171
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.41
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.41 divided by
      94.50%)                                  $      13.13
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.40
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.41
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      12.41
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      12.42
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $47,199)         $   817,315
-------------------------------------------------------------------------
Interest                                                           69,973
=========================================================================
    Total investment income                                       887,288
=========================================================================

EXPENSES:

Advisory fees                                                     252,294
-------------------------------------------------------------------------
Administrative services fees                                       25,205
-------------------------------------------------------------------------
Custodian fees                                                     25,483
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          58,584
-------------------------------------------------------------------------
  Class B                                                          43,947
-------------------------------------------------------------------------
  Class C                                                          50,891
-------------------------------------------------------------------------
  Class R                                                           1,826
-------------------------------------------------------------------------
Transfer agent fees--A,B,C and R                                   87,608
-------------------------------------------------------------------------
Transfer agent fees--Institutional                                      5
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           9,125
-------------------------------------------------------------------------
Professional services fees                                         38,366
-------------------------------------------------------------------------
Other                                                              44,018
=========================================================================
    Total expenses                                                637,352
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (95,131)
=========================================================================
    Net expenses                                                  542,221
=========================================================================
Net investment income                                             345,067
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                           315,549
-------------------------------------------------------------------------
  Foreign currencies                                              (48,064)
=========================================================================
                                                                  267,485
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        10,965,240
-------------------------------------------------------------------------
  Foreign currencies                                                2,582
=========================================================================
                                                               10,967,822
=========================================================================
Net gain from investment securities and foreign currencies     11,235,307
=========================================================================
Net increase in net assets resulting from operations          $11,580,374
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and for the period April 29, 2005 (Date operations commenced) through July 31, 2005
(Unaudited)

                                                                  2006           2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    345,067    $    50,077
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                     267,485         21,965
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           10,967,822      1,650,531
=========================================================================================
    Net increase in net assets resulting from operations        11,580,374      1,722,573
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (548,439)       (26,478)
-----------------------------------------------------------------------------------------
  Class B                                                          (68,976)        (3,958)
-----------------------------------------------------------------------------------------
  Class C                                                          (81,523)        (2,875)
-----------------------------------------------------------------------------------------
  Class R                                                           (7,276)        (1,312)
-----------------------------------------------------------------------------------------
  Institutional Class                                               (8,928)        (1,756)
=========================================================================================
    Total distributions from net investment income                (715,142)       (36,379)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                          (39,449)            --
-----------------------------------------------------------------------------------------
  Class B                                                           (6,890)            --
-----------------------------------------------------------------------------------------
  Class C                                                           (8,469)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (503)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                                 (509)            --
=========================================================================================
    Total distributions from net realized gains                    (55,820)            --
=========================================================================================
    Decrease in net assets resulting from distributions           (770,962)       (36,379)
=========================================================================================
Share transactions-net:
  Class A                                                       45,504,841     22,236,657
-----------------------------------------------------------------------------------------
  Class B                                                        5,550,161      5,311,322
-----------------------------------------------------------------------------------------
  Class C                                                        8,855,696      5,039,053
-----------------------------------------------------------------------------------------
  Class R                                                           69,198        632,521
-----------------------------------------------------------------------------------------
  Institutional Class                                              132,506        601,966
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                               60,112,402     33,821,519
=========================================================================================
    Net increase in net assets                                  70,921,814     35,507,713
=========================================================================================

NET ASSETS:

  Beginning of period                                           35,507,713             --
=========================================================================================
  End of period (including undistributed net investment
    income of $(300,022) and $70,053, respectively)           $106,429,527    $35,507,713
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return through growth of capital and current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM GLOBAL REAL ESTATE FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL REAL ESTATE FUND

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Next $250 million                                               0.74%
---------------------------------------------------------------------
Next $500 million                                               0.73%
---------------------------------------------------------------------
Next $1.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.71%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.69%
---------------------------------------------------------------------
Over $10 billion                                                0.68%
 ____________________________________________________________________
=====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65% and 1.15% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended January 31, 2006, AIM waived fees of $9,958 and reimbursed $83,480 of class level expenses of Class A, Class B, Class C and Class R in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $169.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $25,205.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $87,608 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C and Class R shares paid $58,584, $43,947, $50,891 and $1,826, respectively.

AIM GLOBAL REAL ESTATE FUND


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2006, ADI advised the Fund that it retained $47,937 in front-end sales commissions from the sale of Class A shares and $0, $0, $933 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,524.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $1,920 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of July 31, 2005.

AIM GLOBAL REAL ESTATE FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $65,867,680 and $9,198,123, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $12,477,849
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (13,201)
===============================================================================
Net unrealized appreciation of investment securities               $12,464,648
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $93,215,137.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                                               APRIL 29, 2005
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED              COMMENCED) TO
                                                                    JANUARY 31,                   JULY 31,
                                                                      2006(A)                       2005
                                                              ------------------------    -------------------------
                                                               SHARES        AMOUNT         SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     4,294,996    $48,337,343     2,129,741    $22,351,171
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       556,884      6,233,637       543,128      5,661,293
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       822,602      9,225,773       480,947      5,047,390
-------------------------------------------------------------------------------------------------------------------
  Class R                                                         5,323         61,648        62,549        631,246
-------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            10,647        123,069        59,525        600,210
===================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        46,809        532,759         2,250         23,783
-------------------------------------------------------------------------------------------------------------------
  Class B                                                         5,770         65,685           346          3,660
-------------------------------------------------------------------------------------------------------------------
  Class C                                                         7,112         81,104           251          2,649
-------------------------------------------------------------------------------------------------------------------
  Class R                                                           686          7,779           124          1,312
-------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               833          9,437           166          1,756
===================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         8,633         96,535         2,286         24,913
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        (8,640)       (96,535)       (2,288)       (24,913)
===================================================================================================================
Reacquired:(b)
  Class A                                                      (310,487)    (3,461,796)      (15,433)      (163,210)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (57,982)      (652,626)      (30,918)      (328,718)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (39,878)      (451,181)       (1,021)       (10,986)
-------------------------------------------------------------------------------------------------------------------
  Class R                                                           (20)          (229)           (3)           (37)
===================================================================================================================
                                                              5,343,288    $60,112,402     3,231,650    $33,821,519
___________________________________________________________________________________________________________________
===================================================================================================================

(a) There is one entity that is a record owner of more than 5% outstanding shares of the Fund and it owns 28% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Amount is net of redemption fees of $3,730, $725, $811, $66 and $64 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended January 31, 2006 and $2,693, $849, $610, $206 and $200 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the period April 29, 2005 (date operations commenced) through July 31, 2005.

AIM GLOBAL REAL ESTATE FUND


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                            CLASS A
                                                                -------------------------------
                                                                                APRIL 29, 2005
                                                                SIX MONTHS     (DATE OPERATIONS
                                                                   ENDED        COMMENCED) TO
                                                                JANUARY 31,        JULY 31,
                                                                   2006              2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.99          $ 10.08
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.07             0.03
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             1.49             0.90
===============================================================================================
    Total from investment operations                                 1.56             0.93
===============================================================================================
Less distributions:
  Dividends from net investment income                              (0.13)           (0.02)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.01)              --
===============================================================================================
    Total distributions                                             (0.14)           (0.02)
===============================================================================================
Redemption fees added to shares of beneficial interest               0.00             0.00
===============================================================================================
Net asset value, end of period                                    $ 12.41          $ 10.99
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                     14.28%            9.27%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $76,455          $23,285
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.40%(b)         1.45%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.68%(b)         4.22%(c)
===============================================================================================
Ratio of net investment income to average net assets                 1.24%(b)         1.36%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                             15%               3%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $46,484,699.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

AIM GLOBAL REAL ESTATE FUND

                                                                           CLASS B
                                                              ----------------------------------
                                                                                 APRIL 29, 2005
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2006                 2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.98              $10.08
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.03                0.01
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.48                0.90
================================================================================================
    Total from investment operations                               1.51                0.91
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.08)              (0.01)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                 --
================================================================================================
    Total distributions                                           (0.09)              (0.01)
================================================================================================
Redemption fees added to shares of beneficial interest             0.00                0.00
================================================================================================
Net asset value, end of period                                  $ 12.40              $10.98
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                   13.87%               9.06%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,481              $5,603
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.15%(b)            2.15%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.43%(b)            4.92%(c)
================================================================================================
Ratio of net investment income to average net assets               0.49%(b)            0.66%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                           15%                  3%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $8,717,807.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

AIM GLOBAL REAL ESTATE FUND

                                                                           CLASS C
                                                              ----------------------------------
                                                                                 APRIL 29, 2005
                                                              SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED           COMMENCED) TO
                                                              JANUARY 31,           JULY 31,
                                                                 2006                 2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.98              $10.08
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.03                0.01
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.49                0.90
================================================================================================
    Total from investment operations                               1.52                0.91
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.08)              (0.01)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                 --
================================================================================================
    Total distributions                                           (0.09)              (0.01)
================================================================================================
Redemption fees added to shares of beneficial interest             0.00                0.00
================================================================================================
Net asset value, end of period                                  $ 12.41              $10.98
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                   13.96%               9.06%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $15,758              $5,274
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.15%(b)            2.15%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.43%(b)            4.92%(c)
================================================================================================
Ratio of net investment income to average net assets               0.49%(b)            0.66%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                           15%                  3%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $10,095,230.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

AIM GLOBAL REAL ESTATE FUND

                                                                           CLASS R
                                                              ----------------------------------
                                                              SIX MONTHS         APRIL 29, 2005
                                                                 ENDED          (DATE OPERATIONS
                                                              JANUARY 31,        COMMENCED) TO
                                                                 2006            JULY 31, 2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.99               $10.08
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06                 0.03
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.48                 0.90
================================================================================================
    Total from investment operations                              1.54                 0.93
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.11)               (0.02)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                  --
================================================================================================
    Total distributions                                          (0.12)               (0.02)
================================================================================================
Redemption fees added to shares of beneficial interest            0.00                 0.00
================================================================================================
Net asset value, end of period                                  $12.41               $10.99
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                  14.14%                9.24%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  852               $  689
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(b)             1.65%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.93%(b)             4.42%(c)
================================================================================================
Ratio of net investment income to average net assets              0.99%(b)             1.16%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                          15%                   3%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $724,368.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                              SIX MONTHS         APRIL 29, 2005
                                                                 ENDED          (DATE OPERATIONS
                                                              JANUARY 31,        COMMENCED) TO
                                                                 2006            JULY 31, 2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.99               $10.08
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09                 0.04
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.49                 0.90
================================================================================================
    Total from investment operations                              1.58                 0.94
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.14)               (0.03)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                  --
================================================================================================
    Total distributions                                          (0.15)               (0.03)
================================================================================================
Redemption fees added to shares of beneficial interest            0.00                 0.00
================================================================================================
Net asset value, end of period                                  $12.42               $10.99
________________________________________________________________________________________________
================================================================================================
Total return(a)                                                  14.51%                9.33%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  884               $  656
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.14%(b)             1.15%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.17%(b)             3.73%(c)
================================================================================================
Ratio of net investment income to average net assets              1.50%(b)             1.66%(c)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(d)                                          15%                   3%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $707,912.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

AIM GLOBAL REAL ESTATE FUND

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

AIM GLOBAL REAL ESTATE FUND

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GLOBAL REAL ESTATE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.), Inc.
                                                                                INVESCO Alternatives Group division
                                                                                Three Galleria Tower
                                                                                Suite 500
                                                                                13155 Noel Road
                                                                                Dallas, TX 75240-5042

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                   FIXED INCOME

AIM Aggressive Growth Fund(3)                 AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Value Fund                          AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund(3)                         AIM European Small Company Fund(1)            AIM High Yield Fund
AIM Capital Development Fund                  AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                              AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                        AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                 AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund                             AIM International Core Equity Fund            AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                     AIM International Small Company Fund(1)       Premier Portfolio
AIM Mid Cap Basic Value Fund                  AIM Trimark Fund                              Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)                             SECTOR EQUITY                        TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                     AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                    AIM Energy Fund                               AIM Municipal Bond Fund
AIM Premier Equity Fund(4)                    AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                        AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                        AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                     AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                  AIM Leisure Fund                                    AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(4)              AIM Multi-Sector Fund
AIM Summit Fund                               AIM Real Estate Fund(1)                       AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                     AIM Technology Fund                           AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund              AIM Utilities Fund                            AIM Moderate Allocation Fund
AIM Weingarten Fund(3)                                                                      AIM Moderate Growth Allocation Fund
                                                                                            AIM Moderately Conservative Allocation
*Domestic equity and income fund                                                             Fund

                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                            AIM Income Allocation Fund
                                                                                            AIM International Allocation Fund

                                              ======================================================================================
                                              CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                              THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
                                              ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                              ======================================================================================


(1)This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2)Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3)Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4)Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                 GRE-SAR-1            A I M Distributors, Inc.


                                    [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------------
Mutual     Retirement    Annuities  College   Separately   Offshore     Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds      Products                 Savings   Managed      Products     Management               --Registered Trademark--
                                    Plans     Accounts
--------------------------------------------------------------------------------------

                                                             AIM HIGH YIELD FUND
                            Semiannual Report to Shareholders o January 31, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM HIGH YIELD FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME.
o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged LEHMAN BROTHERS HIGH         net asset values for shareholder
                                             YIELD INDEX, which represents the            transactions and the returns based on
o Class B shares are not available as an     performance of high-yield debt               those net asset values may differ from
investment for retirement plans              securities, is compiled by Lehman            the net asset values and returns
maintained pursuant to Section 401 of        Brothers, a global investment bank.          reported in the Financial Highlights.
the Internal Revenue Code, including
401(k) plans, money purchase pension         o The unmanaged LIPPER HIGH YIELD BOND       o Industry classifications used in this
plans and profit sharing plans. Plans        FUND INDEX represents an average of the      report are generally according to the
that had existing accounts invested in       30 largest high-yield bond funds tracked     Global Industry Classification Standard,
Class B shares prior to September 30,        by Lipper, Inc., an independent mutual       which was developed by and is the
2003, will continue to be allowed to         fund performance monitor.                    exclusive property and a service mark of
make additional purchases.                                                                Morgan Stanley Capital International
                                             o The unmanaged STANDARD & POOR'S            Inc. and Standard & Poor's.
o Investor Class shares are closed to        COMPOSITE INDEX OF 500 STOCKS (the S&P
most investors. For more information on      500 --Registered Trademark-- Index) is       The Fund provides a complete list of its
who may continue to invest in the            an index of common stocks frequently         holdings four times in each fiscal year,
Investor Class shares, please see the        used as a general measure of U.S. stock      at the quarter-ends. For the second and
prospectus.                                  market performance.                          fourth quarters, the lists appear in the
                                                                                          Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged MSCI WORLD INDEX is a        shareholders. For the first and third
                                             group of global securities tracked by        quarters, the Fund files the lists with
o The Fund may invest up to 25% of its       Morgan Stanley Capital International.        the Securities and Exchange Commission
assets in the securities of non-U.S.                                                      (SEC) on Form N-Q. The most recent list
issuers. International investing             o The Fund is not managed to track the       of portfolio holdings is available at
presents certain risks not associated        performance of any particular index,         AIMinvestments.com. From our home page,
with investing solely in the United          including the indexes defined here, and      click on Products & Performance, then
States. These include risks relating to      consequently, the performance of the         Mutual Funds, then Fund Overview. Select
fluctuations in the value of the U.S.        Fund may deviate significantly from the      your Fund from the drop-down menu and
dollar relative to the values of other       performance of the indexes.                  click on Complete Quarterly Holdings.
currencies, the custody arrangements                                                      Shareholders can also look up the Fund's
made for the Fund's foreign holdings,        o A direct investment cannot be made in      Forms N-Q on the SEC's Web site at
differences in accounting, political         an index. Unless otherwise indicated,        sec.gov. Copies of the Fund's Forms N-Q
risks and the lesser degree of public        index results include reinvested             may be reviewed and copied at the SEC's
information required to be provided by       dividends, and they do not reflect sales     Public Reference Room at 450 Fifth
non-U.S. companies.                          charges. Performance of an index of          Street, N.W., Washington, D.C.
                                             funds reflects fund expenses;                20549-0102. You can obtain information
o The Fund invests in higher-yielding,       performance of a market index does not.      on the operation of the Public Reference
lower-rated corporate bonds, commonly                                                     Room, including information about
known as junk bonds, which have a            OTHER INFORMATION                            duplicating fee charges, by calling
greater risk of price fluctuation and                                                     202-942-8090 or 800-732-0330, or by
loss of principal and income than do         o The average credit quality of the          electronic request at the following
U.S. government securities such as U.S.      Fund's holdings as of the close of the       e-mail address: publicinfo@sec.gov. The
Treasury bills, notes and bonds, for         reporting period represents the weighted     SEC file numbers for the Fund are
which principal and any applicable           average quality rating of the securities     811-05686 and 033-39519.
interest are guaranteed by the               in the portfolio as assigned by
government if held to maturity.              Nationally Recognized Statistical Rating     A description of the policies and
                                             Organizations based on assessment of the     procedures that the Fund uses to
ABOUT INDEXES USED IN THIS REPORT            credit quality of the individual             determine how to vote proxies relating
                                             securities.                                  to portfolio securities is available
o The unmanaged LEHMAN BROTHERS U.S.                                                      without charge, upon request, from our
AGGREGATE BOND INDEX (the Lehman             o The returns shown in management's          Client Services department at
Aggregate), which represents the U.S.        discussion of Fund performance are based     800-959-4246 or on the AIM Web site,
investment-grade fixed-rate bond market      on net asset values calculated for           AIMinvestments.com. On the home page,
(including government and corporate          shareholder transactions. Generally          scroll down and click on AIM Funds Proxy
securities, mortgage pass-through            accepted accounting principles require       Policy. The information is also
securities and asset-backed securities),     adjustments to be made to the net assets     available on the SEC Web site, sec.gov.
is compiled by Lehman Brothers, a global     of the Fund at period end for financial
investment bank.                             reporting purposes, and as such, the         Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

=========================================================================                 ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                Class A Shares                     AMHYX
=========================================================================                 Class B Shares                     AHYBX
                                                                                          Class C Shares                     AHYCX
                                                                                          Investor Class Shares              HYINX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
                                                                                          ========================================
AIMINVESTMENTS.COM

AIM HIGH YIELD FUND


                   DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                   Although many concerns weighed on investors minds during
                   the six months covered by this report, stocks and bonds
                   posted gains for the period. The S&P 500 Index, frequently
  [GRAHAM          cited as a benchmark for U.S. stock market performance,
   PHOTO]          returned 4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                   Aggregate Bond Index gained 0.84%.

                       Within equity indexes, there was a good deal of variation
                   in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting
ROBERT H. GRAHAM   higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       Bond performance also varied, with short- and
                   intermediate-term bonds generally faring better than their
[WILLIAMSON        long-term counterparts. The difference between bond yields
   PHOTO]          was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.
MARK H. WILLIAMSON
                       A number of key developments affected markets and the
                   economy during the reporting period:

                        o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                        o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                        o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                        o In 2005, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                       For a discussion of the specific market conditions that
                   affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                   YOUR FUND

                   Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                   Sincerely,
                   /S/ ROBERT H. GRAHAM          /S/ MARK H. WILLIAMSON
                   Robert H. Graham              Mark H. Williamson
                   President & Vice Chair,       President, A I M Advisors, Inc.
                   AIM Funds

                   March 21, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM HIGH YIELD FUND

                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
                   independent chair--I can assure you that shareholder
                   interests are at the forefront of every decision your board
[CROCKETT          makes. While regulators and fund companies debate the value
  PHOTO]           of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                        o   Board approval of voluntary fee reductions, which
BRUCE L. CROCKETT           are saving shareholders more than $20 million
                            annually, based on asset levels of March 31, 2005.

                        o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                        o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                   costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   March 21, 2006

AIM HIGH YIELD FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=====================================================================================     o diversifying Fund holdings over
PERFORMANCE SUMMARY                          ========================================     different industries

The high yield market proved resilient       FUND VS. INDEXES                                We will consider selling a security
over the past six months despite a           TOTAL RETURNS, 7/31/05--1/31/06,             if its risk profile deteriorates or we
changing market environment. We are          EXCLUDING APPLICABLE SALES CHARGES. IF       determine that there are other
pleased to report that AIM High Yield        SALES CHARGES WERE INCLUDED, RETURNS         securities that are more attractive.
Fund modestly outperformed its broad         WOULD BE LOWER.
market index and slightly underperformed                                                  MARKET CONDITIONS AND YOUR FUND
its style specific index. We attribute       Class A Shares                     0.93%
the Fund's positive return to sound                                                       Over the reporting period, the Federal
credit selection and a well-diversified      Class B Shares                     0.33      Reserve Board (the Fed) raised its
portfolio, which helped us weather                                                        federal funds target rate five times, in
sometimes difficult market conditions.       Class C Shares                     0.56      increments of 25 basis points (0.25%).
For long-term Fund performance, please                                                    The federal funds rate is the interest
turn to Page 5.                              Investor Class Shares              0.72      rate at which depository institutions
                                                                                          lend money overnight to one another from
                                             Lehman Brothers U.S. Aggregate               their Federal Reserve balances. This key
                                             Bond Index (Broad Market Index)    0.84      interest rate rose from 3.25% at the
                                                                                          beginning of the reporting period to
                                             Lehman Brothers High Yield Index             4.50% at its close in response to
                                             (Style-specific Index)             1.46      evidence of an expanding economy and
                                                                                          concern about potential inflation.
                                             Lipper High Yield Bond Fund Index
                                             (Peer Group Index)                 2.12         This monetary tightening particularly
                                                                                          affected the interest rates of
                                             SOURCE: LIPPER INC.                          short-term Treasuries. What then Fed
                                                                                          Chairman Alan Greenspan described as a
                                                                                          "conundrum" was the fact that long-term
                                             ========================================     Treasury rates did not respond to the
=====================================================================================     committee's actions as they have in the
                                                                                          past. In fact, by the end of 2005, the
HOW WE INVEST                                statements to assess a company's             yields on long-term maturity Treasuries
                                             condition. We also seek to own               were lower than they were before this
Your Fund invests primarily in               securities that are attractively valued      round of monetary tightening began, and
lower-rated credit quality corporate         relative to other high yield bonds and       the difference in yield between
bonds. Our investment discipline focuses     within their respective industries. We       three-month and 30-year Treasuries was
on providing attractive current income       also consider general economic and           less than 50 basis points (0.50%).
for shareholders and consistent              market trends in selecting securities
performance within a framework designed      for the portfolio. Changes in a                 In comparison to Treasuries, high
to control volatility. Additionally, we      security's risk profile or value and         yield bonds and government agency bonds
seek growth of shareholders' principal       overall market conditions generally          outperformed, while investment-grade
without exposure to undue risk.              determine buy and sell decisions.            corporate bonds suffered because of the
                                                                                          downgrading of
   We use a bottom-up approach to               Measures we use to control risk
investing, focusing on individual            include:
companies. Our analysts evaluate balance
sheets and income                            o limiting the portfolio's assets that
                                             are invested in any one security
                                                                                                                         (continued)

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 ISSUERS*
By credit rating quality                     1. Wireless Telecommunication                 1. General Motors Acceptance Corp.  2.4
BBB                                 1.2%        Services                        10.2%      2. Ford Motor Credit Co.            2.0
BB                                 30.1      2. Broadcasting & Cable TV          6.3       3. iPCS, Inc.                       1.7
B                                  53.2      3. Independent Power Producers &              4. Western Financial Bank           1.5
CCC                                 7.1         Energy Traders                   5.0       5. AES Corp.                        1.4
C                                   0.1      4. Electric Utilities               4.6       6. Caraustar Industries, Inc.       1.3
NR                                  1.5      5. Oil & Gas Storage &                        7. Rite Aid Corp.                   1.3
Equity                              4.3         Transportation                   4.0       8. Midwest Generation, LLC          1.3
Money Market Funds Plus Other                                                              9. Navistar International Corp.     1.2
Assets Less Liabilities             2.5      TOTAL NET ASSETS         $949.8 MILLION      10. Adelphia Communications Corp.    1.1

                                             TOTAL NUMBER OF HOLDINGS*           253

The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM HIGH YIELD FUND

GENERAL MOTORS and FORD to junk status.         Other contributors to performance                     PETER EHRET, Chartered
Spreads (the difference between the          included our exposure to the wireless        [EHRET      Financial Analyst, senior
yield of comparable-dated Treasury and       telecommunication industry, which has         PHOTO]     portfolio manager, is
corporate bonds) widened as a result of      benefited from net subscriber additions,                 co-lead manager of AIM High
corporate bonds' underperforming.            increased data transmission, and carrier                 Yield Fund. Mr. Ehret joined
                                             consolidation.                               AIM in 2001. He graduated cum laude with
   Over the past six months, high yield                                                   a B.S. in economics from the University
bonds produced modestly positive returns                                                  of Minnesota. He also has an M.S. in
despite concerns about the economic             A few holdings, however, detracted        real estate appraisal and investment
environment that were driven by the          from Fund performance. ADELPHIA              analysis from the University of
aftereffects of the hurricanes,              COMMUNICATIONS--a U.S. cable television      Wisconsin-Madison.
inflation concerns and negative profit       provider--was one of our biggest
warnings from selected companies.            detractors during the fiscal year.                       CAROLYN L. GIBBS, Chartered
                                             Similar to our investment strategy with      [GIBBS      Financial Analyst, senior
          Increased merger and               Telewest, we held our investment in           PHOTO]     portfolio manager, is
            acquisition (M&A)                Adelphia through bankruptcy. Despite                     co-lead manager of AIM High
       activity in the high yield            declines in Adelphia, we have maintained                 Yield Fund. Ms. Gibbs has
           market also proved                our position as the company's assets         been in the investment business since
          beneficial as some of              have recently been acquired by Time          1983. She joined AIM in 1992. She
         our holdings have been              Warner and Comcast.                          graduated magna cum laude from Texas
             merger targets.                                                              Christian University, where she received
                                                Our limited exposure to longer            a B.A. in English. She also received an
   Credit quality was a performance          maturity high yield securities compared      M.B.A. in finance from The Wharton
factor during the reporting period.          with our benchmark also hurt comparative     School at the University of
B-rated bonds proved the best performing     results. Longer maturity high yield          Pennsylvania.
high yield quality category. This proved     bonds outperformed intermediate high
beneficial for our Fund as the B-rated       yield bonds during the fiscal year. We                   DARREN HUGHES, Chartered
area of the high yield market remained       generally do not take a position on          [HUGHES     Financial Analyst, portfolio
our focus. In 2004, we began to              long-term bonds with higher credit risk,       PHOTO]    manager, is manager of AIM
gradually reduce the portfolio's             especially given the relatively low                      High Yield Fund. He joined
risk--decreasing our exposure to lower       spread environment (the lower yield                      AIM in 1992. Mr. Hughes
quality credits such as CCC-rated bonds.     premium on comparable dated debt             earned a B.B.A. in finance and economics
                                             securities relative to Treasuries).          from Baylor University.
   We also strive to reduce risk through
a rigorous credit evaluation process. By     IN CLOSING                                   Assisted by Taxable High Yield Team
using this strategy, we were able to
avoid most of the losses suffered by the     We are encouraged by the resilience of
automaker downgrades, as we had limited      the high yield market, which coped well
exposure to the auto sector.                 with the automaker downgrades transition
                                             into the high yield universe. During the
   Increased merger and acquisition          reporting period, economic growth
(M&A) activity in the high yield market      remained strong and M&A activity for the
also proved beneficial as some of our        asset class continued at a brisk pace.
holdings have been merger targets. For       We appreciate your continued
instance, TELEWEST GLOBAL--a cable           participation in AIM High Yield Fund.
television operator--proved a top
contributor. Telewest is actually an         THE VIEWS AND OPINIONS EXPRESSED IN
equity position we received for bonds        MANAGEMENT'S DISCUSSION OF FUND
after it filed for bankruptcy. We            PERFORMANCE ARE THOSE OF A I M ADVISORS,
retained the equity to maximize              INC. THESE VIEWS AND OPINIONS ARE
recovery. The company was acquired by        SUBJECT TO CHANGE AT ANY TIME BASED ON
another cable company and has made a         FACTORS SUCH AS MARKET AND ECONOMIC
substantial recovery.                        CONDITIONS. THESE VIEWS AND OPINIONS MAY
                                             NOT BE RELIED UPON AS INVESTMENT ADVICE
                                             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             PARTICULAR SECURITY. THE INFORMATION IS
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             OF ANY MARKET, COUNTRY, INDUSTRY,
                                             SECURITY OR THE FUND. STATEMENTS OF FACT
                                             ARE FROM SOURCES CONSIDERED RELIABLE,
                                             BUT A I M ADVISORS, INC. MAKES NO
                                             REPRESENTATION OR WARRANTY AS TO THEIR
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.

                                                                                               [RIGHT ARROW GRAPHIC]
                                                   See important Fund and index
                                                 disclosures inside front cover.          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                          PAGE 5.

AIM HIGH YIELD FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/06, including applicable          As of 12/31/05, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (7/11/78)               7.84%      CLASS A SHARES
10 Years                          1.52       Inception (7/11/78)               7.81%
 5 Years                          2.68       10 Years                          1.56
 1 Year                          -1.06        5 Years                          4.02
                                              1 Year                          -2.47
CLASS B SHARES
Inception (9/1/93)                2.74%      CLASS B SHARES
10 Years                          1.39       Inception (9/1/93)                2.65%
 5 Years                          2.64       10 Years                          1.47
 1 Year                          -1.88        5 Years                          3.97
                                               1 Year                          -3.31
CLASS C SHARES
Inception (8/4/97)               -0.72%      CLASS C SHARES
 5 Years                          2.93       Inception (8/4/97)               -0.87%
 1 Year                           2.24        5 Years                          4.26
                                              1 Year                           0.75
INVESTOR CLASS SHARES
10 Years                          2.01%      INVESTOR CLASS SHARES
 5 Years                          3.69       10 Years                          2.06%
 1 Year                           3.77        5 Years                          5.04
                                              1 Year                           2.26
========================================     ========================================

INVESTOR CLASS SHARES' INCEPTION DATE IS     PERFORMANCE FIGURES REFLECT REINVESTED       5% BEGINNING AT THE TIME OF PURCHASE TO
SEPTEMBER 30, 2003. RETURNS SINCE THAT       DISTRIBUTIONS, CHANGES IN NET ASSET          0% AT THE BEGINNING OF THE SEVENTH YEAR.
DATE ARE HISTORICAL RETURNS. ALL OTHER       VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
RETURNS ARE BLENDED RETURNS OF               SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE. INVESTOR
HISTORICAL INVESTOR CLASS SHARE              PERFORMANCE FIGURES DO NOT REFLECT           CLASS SHARES DO NOT HAVE A FRONT-END
PERFORMANCE AND RESTATED CLASS A SHARE       DEDUCTION OF TAXES A SHAREHOLDER WOULD       SALES CHARGE OR A CDSC; THEREFORE,
PERFORMANCE (FOR PERIODS PRIOR TO THE        PAY ON FUND DISTRIBUTIONS OR SALE OF         PERFORMANCE IS AT NET ASSET VALUE. THE
INCEPTION DATE OF INVESTOR CLASS SHARES)     FUND SHARES. INVESTMENT RETURN AND           PERFORMANCE OF THE FUND'S SHARE CLASSES
AT NET ASSET VALUE AND REFLECT THE RULE      PRINCIPAL VALUE WILL FLUCTUATE SO THAT       WILL DIFFER DUE TO DIFFERENT SALES
12b-1 FEES APPLICABLE TO CLASS A SHARES.     YOU MAY HAVE A GAIN OR LOSS WHEN YOU         CHARGE STRUCTURES AND CLASS EXPENSES.
                                             SELL SHARES.
   THE PERFORMANCE DATA QUOTED REPRESENT                                                     A REDEMPTION FEE OF 2% WILL BE
PAST PERFORMANCE AND CANNOT GUARANTEE           CLASS A SHARE PERFORMANCE REFLECTS        IMPOSED ON CERTAIN REDEMPTIONS OR
COMPARABLE FUTURE RESULTS; CURRENT           THE MAXIMUM 4.75% SALES CHARGE, AND          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PERFORMANCE MAY BE LOWER OR HIGHER.          CLASS B AND CLASS C SHARE PERFORMANCE        OF PURCHASE. EXCEPTIONS TO THE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      REFLECTS THE APPLICABLE CONTINGENT           REDEMPTION FEE ARE LISTED IN THE FUND'S
MOST RECENT MONTH-END PERFORMANCE.           DEFERRED SALES CHARGE (CDSC) FOR THE         PROSPECTUS.
                                             PERIOD INVOLVED. THE CDSC ON CLASS B
                                             SHARES DECLINES FROM

AIM HIGH YIELD FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                          in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
August 1, 2005, through January 31,          before expenses, which is not the Fund's     information is useful in comparing
2006.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended January 31, 2006, appear in the        if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on Page 3.          included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                           ACTUAL                                HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING                ENDING                  EXPENSES             ENDING         EXPENSES      ANNUALIZED
    SHARE           ACCOUNT VALUE           ACCOUNT VALUE            PAID DURING         ACCOUNT VALUE   PAID DURING       EXPENSE
    CLASS             (8/1/05)              (1/31/06)(1)              PERIOD(2)           (1/31/06)        PERIOD(2)        RATIO
      A              $1,000.00               $1,009.30                 $5.82              $1,019.41          $5.85          1.15%
      B               1,000.00                1,003.30                  9.59               1,015.63           9.65          1.90
      C               1,000.00                1,005.60                  9.60               1,015.63           9.65          1.90
   Investor           1,000.00                1,007.20                  5.82               1,019.41           5.85          1.15

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON      For More Information Visit
                                                                                          IMAGE]      AIMinvestments.com

AIM HIGH YIELD FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      o The quality of services to be provided     o Fees relative to those of comparable
Securities Funds (the "Board") oversees      by AIM. The Board reviewed the               funds with other advisors. The Board
the management of AIM High Yield Fund        credentials and experience of the            reviewed the advisory fee rate for the
(the "Fund") and, as required by law,        officers and employees of AIM who will       Fund under the Advisory Agreement. The
determines annually whether to approve       provide investment advisory services to      Board compared effective contractual
the continuance of the Fund's advisory       the Fund. In reviewing the                   advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             level and noted that the Fund's rate was
("AIM"). Based upon the recommendation       investment advisory services, the Board      below the median rate of the funds
of the Investments Committee of the          reviewed the qualifications of AIM's         advised by other advisors with
Board, at a meeting held on June 30,         investment personnel and considered such     investment strategies comparable to
2005, the Board, including all of the        issues as AIM's portfolio and product        those of the Fund that the Board
independent trustees, approved the           review process, various back office          reviewed. Based on this review, the
continuance of the advisory agreement        support functions provided by AIM and        Board concluded that the advisory fee
(the "Advisory Agreement") between the       AIM's equity and fixed income trading        rate for the Fund under the Advisory
Fund and AIM for another year, effective     operations. Based on the review of these     Agreement was fair and reasonable.
July 1, 2005.                                and other factors, the Board concluded
                                             that the quality of services to be           o Expense limitations and fee waivers.
   The Board considered the factors          provided by AIM was appropriate and that     The Board noted that there were no fee
discussed below in evaluating the            AIM currently is providing satisfactory      waivers or expense limitations currently
fairness and reasonableness of the           services in accordance with the terms of     in effect for the Fund. The Board
Advisory Agreement at the meeting on         the Advisory Agreement.                      concluded that no such waivers or
June 30, 2005 and as part of the Board's                                                  limitations were necessary at this time
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    because the Fund's overall expense ratio
deliberations, the Board and the             comparable funds. The Board reviewed the     was comparable to the median expense
independent trustees did not identify        performance of the Fund during the past      ratio of the funds advised by other
any particular factor that was               one, three and five calendar years           advisors with investment strategies
controlling, and each trustee attributed     against the performance of funds advised     comparable to those of the Fund that the
different weights to the various             by other advisors with investment            Board reviewed.
factors.                                     strategies comparable to those of the
                                             Fund. The Board noted that the Fund's        o Breakpoints and economies of scale.
   One of the responsibilities of the        performance for the three and five year      The Board reviewed the structure of the
Senior Officer of the Fund, who is           periods was below the median performance     Fund's advisory fee under the Advisory
independent of AIM and AIM's affiliates,     of such comparable funds and above such      Agreement, noting that it includes three
is to manage the process by which the        median performance for the one year          breakpoints. The Board reviewed the
Fund's proposed management fees are          period. Based on this review, the Board      level of the Fund's advisory fees, and
negotiated to ensure that they are           concluded that no changes should be made     noted that such fees, as a percentage of
negotiated in a manner which is at arm's     to the Fund and that it was not              the Fund's net assets, have decreased as
length and reasonable. To that end, the      necessary to change the Fund's portfolio     net assets increased because the
Senior Officer must either supervise a       management team at this time.                Advisory Agreement includes breakpoints.
competitive bidding process or prepare                                                    The Board concluded that the Fund's fee
an independent written evaluation. The       o The performance of the Fund relative       levels under the Advisory Agreement
Senior Officer has recommended an            to indices. The Board reviewed the           therefore reflect economies of scale and
independent written evaluation in lieu       performance of the Fund during the past      that it was not necessary to change the
of a competitive bidding process and,        one, three and five calendar years           advisory fee breakpoints in the Fund's
upon the direction of the Board, has         against the performance of the Lipper        advisory fee schedule.
prepared such an independent written         High Yield Bond Fund Index. The Board
evaluation. Such written evaluation also     noted that the Fund's performance for        o Investments in affiliated money market
considered certain of the factors            the three and five year periods was          funds. The Board also took into account
discussed below. In addition, as             below the performance of such Index and      the fact that uninvested cash and cash
discussed below, the Senior Officer made     above such Index for the one year            collateral from securities lending
certain recommendations to the Board in      period. Based on this review, the Board      arrangements (collectively, "cash
connection with such written evaluation.     concluded that no changes should be made     balances") of the Fund may be invested
                                             to the Fund and that it was not              in money market funds advised by AIM
   The discussion below serves as a          necessary to change the Fund's portfolio     pursuant to the terms of an SEC
summary of the Senior Officer's              management team at this time.                exemptive order. The Board found that
independent written evaluation and                                                        the Fund may realize certain benefits
recommendations to the Board in              o Meeting with the Fund's portfolio          upon investing cash balances in AIM
connection therewith, as well as a           managers and investment personnel. With      advised money market funds, including a
discussion of the material factors and       respect to the Fund, the Board is            higher net return, increased liquidity,
the conclusions with respect thereto         meeting periodically with such Fund's        increased diversification or decreased
that formed the basis for the Board's        portfolio managers and/or other              transaction costs. The Board also found
approval of the Advisory Agreement.          investment personnel and believes that       that the Fund will not receive reduced
After consideration of all of the            such individuals are competent and able      services if it invests its cash balances
factors below and based on its informed      to continue to carry out their               in such money market funds. The Board
business judgment, the Board determined      responsibilities under the Advisory          noted that, to the extent the Fund
that the Advisory Agreement is in the        Agreement.                                   invests in affiliated money market
best interests of the Fund and its                                                        funds, AIM has voluntarily agreed to
shareholders and that the compensation       o Overall performance of AIM. The Board      waive a portion of the advisory fees it
to AIM under the Advisory Agreement is       considered the overall performance of        receives from the Fund attributable to
fair and reasonable and would have been      AIM in providing investment advisory and     such investment. The Board further
obtained through arm's length                portfolio administrative services to the     determined that the proposed securities
negotiations.                                Fund and concluded that such performance     lending program and related procedures
                                             was satisfactory.                            with respect to the lending Fund is in
o The nature and extent of the advisory                                                   the best interests of the lending Fund
services to be provided by AIM. The          o Fees relative to those of clients of       and its respective shareholders. The
Board reviewed the services to be            AIM with comparable investment               Board therefore concluded that the
provided by AIM under the Advisory           strategies. The Board noted that AIM         investment of cash collateral received
Agreement. Based on such review, the         does not serve as an advisor to other        in connection with the securities
Board concluded that the range of            mutual funds or other clients with           lending program in the money market
services to be provided by AIM under the     investment strategies comparable to          funds according to the procedures is in
Advisory Agreement was appropriate and       those of the Fund.                           the best interests of the lending Fund
that AIM currently is providing services                                                  and its respective shareholders.
in accordance with the terms of the
Advisory Agreement.                                                                                                    (continued)

AIM HIGH YIELD FUND

o Independent written evaluation and         o Historical relationship between the
recommendations of the Fund's Senior         Fund and AIM. In determining whether to
Officer. The Board noted that, upon          continue the Advisory Agreement for the
their direction, the Senior Officer of       Fund, the Board also considered the
the Fund had prepared an independent         prior relationship between AIM and the
written evaluation in order to assist        Fund, as well as the Board's knowledge
the Board in determining the                 of AIM's operations, and concluded that
reasonableness of the proposed               it was beneficial to maintain the
management fees of the AIM Funds,            current relationship, in part, because
including the Fund. The Board noted that     of such knowledge. The Board also
the Senior Officer's written evaluation      reviewed the general nature of the
had been relied upon by the Board in         non-investment advisory services
this regard in lieu of a competitive         currently performed by AIM and its
bidding process. In determining whether      affiliates, such as administrative,
to continue the Advisory Agreement for       transfer agency and distribution
the Fund, the Board considered the           services, and the fees received by AIM
Senior Officer's written evaluation and      and its affiliates for performing such
the recommendation made by the Senior        services. In addition to reviewing such
Officer to the Board that the Board          services, the trustees also considered
consider implementing a process to           the organizational structure employed by
assist them in more closely monitoring       AIM and its affiliates to provide those
the performance of the AIM Funds. The        services. Based on the review of these
Board concluded that it would be             and other factors, the Board concluded
advisable to implement such a process as     that AIM and its affiliates were
soon as reasonably practicable.              qualified to continue to provide
                                             non-investment advisory services to the
o Profitability of AIM and its               Fund, including administrative, transfer
affiliates. The Board reviewed               agency and distribution services, and
information concerning the profitability     that AIM and its affiliates currently
of AIM's (and its affiliates')               are providing satisfactory
investment advisory and other activities     non-investment advisory services.
and its financial condition. The Board
considered the overall profitability of      o Other factors and current trends. In
AIM, as well as the profitability of AIM     determining whether to continue the
in connection with managing the Fund.        Advisory Agreement for the Fund, the
The Board noted that AIM's operations        Board considered the fact that AIM,
remain profitable, although increased        along with others in the mutual fund
expenses in recent years have reduced        industry, is subject to regulatory
AIM's profitability. Based on the review     inquiries and litigation related to a
of the profitability of AIM's and its        wide range of issues. The Board also
affiliates' investment advisory and          considered the governance and compliance
other activities and its financial           reforms being undertaken by AIM and its
condition, the Board concluded that the      affiliates, including maintaining an
compensation to be paid by the Fund to       internal controls committee and
AIM under its Advisory Agreement was not     retaining an independent compliance
excessive.                                   consultant, and the fact that AIM has
                                             undertaken to cause the Fund to operate
o Benefits of soft dollars to AIM. The       in accordance with certain governance
Board considered the benefits realized       policies and practices. The Board
by AIM as a result of brokerage              concluded that these actions indicated a
transactions executed through "soft          good faith effort on the part of AIM to
dollar" arrangements. Under these            adhere to the highest ethical standards,
arrangements, brokerage commissions paid     and determined that the current
by the Fund and/or other funds advised       regulatory and litigation environment to
by AIM are used to pay for research and      which AIM is subject should not prevent
execution services. This research is         the Board from continuing the Advisory
used by AIM in making investment             Agreement for the Fund.
decisions for the Fund. The Board
concluded that such arrangements were
appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM HIGH YIELD FUND

INSTITUTIONAL CLASS SHARES                   ========================================     CLASS SHARES WILL DIFFER FROM
                                             AVERAGE ANNUAL TOTAL RETURNS                 PERFORMANCE OF OTHER SHARE CLASSES DUE
The following information has been           For periods ended 1/31/06                    TO DIFFERING SALES CHARGES AND CLASS
prepared to provide Institutional Class                                                   EXPENSES.
shareholders with a performance overview     10 Years                          2.09%
specific to their holdings.                   5 Years                          3.84          PLEASE NOTE THAT PAST PERFORMANCE IS
Institutional Class shares are offered        1 Year                           4.47       NOT INDICATIVE OF FUTURE RESULTS. MORE
exclusively to institutional investors,       6 Months*                        1.18       RECENT RETURNS MAY BE MORE OR LESS THAN
including defined contribution plans         ========================================     THOSE SHOWN. ALL RETURNS ASSUME
that meet certain criteria.                  AVERAGE ANNUAL TOTAL RETURNS                 REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             For periods ended 12/31/05, most recent      INVESTMENT RETURN AND PRINCIPAL VALUE
                                             calendar quarter-end                         WILL FLUCTUATE SO YOUR SHARES, WHEN
                                                                                          REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             10 Years                          2.13%      THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                              5 Years                          5.18       INFORMATION ON COMPARATIVE BENCHMARKS.
                                              1 Year                           2.94       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                              6 Months*                        1.65       MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             *Cumulative total return that has not        800-451-4246 OR VISIT
                                             been annualized                              AIMINVESTMENTS.COM.
                                             ========================================
                                                                                             A REDEMPTION FEE OF 2% WILL BE
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        IMPOSED ON CERTAIN REDEMPTIONS OR
                                             DATE IS APRIL 30, 2004. RETURNS SINCE        EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        OF PURCHASE. EXCEPTIONS TO THE
                                             OTHER RETURNS ARE BLENDED RETURNS OF         REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             HISTORICAL INSTITUTIONAL CLASS SHARE         PROSPECTUS.
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS JULY 11, 1978.


========================================        INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
NASDAQ SYMBOL                     AHIYX      AT NAV. PERFORMANCE OF INSTITUTIONAL

========================================
                                                                                       Over for information on your Fund's expenses.
=========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMINVESTMENTS.COM                   HYI-INS-2          A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          actual ending account balance or
ongoing costs, including management fees     result by the number in the table under      expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses        may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the          ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during     and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                 5% hypothetical example with the 5%
with ongoing costs of investing in other                                                  hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     shareholder reports of the other funds.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown
entire period August 1, 2005, through        The table below also provides                in the table are meant to highlight your
January 31, 2006.                            information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
   The table below provides information      before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended January 31,
invested, to estimate the expenses that      2006, appears in the table on the front
you paid over the period. Simply             of this supplement.

====================================================================================================================================

                                                              ACTUAL                        HYPOTHETICAL
                                                                                (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING                 ENDING              EXPENSES        ENDING         EXPENSES       ANNUALIZED
      SHARE            ACCOUNT VALUE            ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE    PAID DURING       EXPENSE
      CLASS              (8/1/05)               (1/31/06)(1)          PERIOD(2)      (1/31/06)        PERIOD(2)         RATIO
  Institutional         $1,000.00                 $1,011.80            $3.35         $1,021.88         $3.36            0.66%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM                  HYI-INS-2           A I M Distributors, Inc.

AIM HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------
BONDS & NOTES-92.36%

AEROSPACE & DEFENSE-2.89%

Argo-Tech Corp., Sr. Unsec. Gtd. Global
  Notes, 9.25%, 06/01/11(a)                    $  3,675,000   $  3,913,875
--------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13(a)                              1,930,000      2,074,750
--------------------------------------------------------------------------
Bombardier Recreational Products Inc.
  (Canada),
  Sr. Sub. Global Notes,
    8.38%, 12/15/13(a)                              990,000      1,022,175
--------------------------------------------------------------------------
DRS Technologies, Inc.,
  Sr. Notes, 6.63%, 02/01/16(a)                   2,815,000      2,836,112
--------------------------------------------------------------------------
  Sr. Unsec. Putable Notes, 2.00%, 02/01/11
  (Acquired 01/30/06; Cost $1,875,000)(b)(c)      1,875,000      1,875,000
--------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(a)                              5,790,000      5,732,100
--------------------------------------------------------------------------
L-3 Communications Corp.,
  Sr. Unsec. Sub. Global Notes, 6.13%,
  01/15/14(a)                                     5,025,000      4,987,312
--------------------------------------------------------------------------
  Series B, Sr. Unsec. Sub. Global Notes,
  6.38%, 10/15/15(a)                              1,855,000      1,852,681
--------------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes,
  9.00%, 07/15/11(a)                              1,880,000      2,025,700
--------------------------------------------------------------------------
Standard Aero Holdings, Inc., Sr. Sub. Notes,
  8.25%, 09/01/14 (Acquired 08/17/04; Cost
  $1,375,000)(a)(b)                               1,375,000      1,134,375
==========================================================================
                                                                27,454,080
==========================================================================

AIR FREIGHT & LOGISTICS-0.17%

Park-Ohio Industries Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.38%, 11/15/14(a)           1,795,000      1,588,575
==========================================================================

ALTERNATIVE CARRIERS-0.38%

Time Warner Telecom Inc., Sr. Unsec. Global
  Notes, 10.13%, 02/01/11(a)                      3,400,000      3,582,750
==========================================================================

ALUMINUM-0.48%

Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes 7.50%, 08/15/14(a)(d)                     1,855,000      1,910,650
--------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Notes, 7.50%,
  02/15/15 (Acquired 11/23/05-12/29/05; Cost
  $2,629,575)(a)(b)                               2,830,000      2,688,500
==========================================================================
                                                                 4,599,150
==========================================================================

APPAREL RETAIL-0.67%

Payless Shoesource, Inc., Sr. Gtd. Sub.
  Global Notes, 8.25%, 08/01/13(a)                6,095,000      6,399,750
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS-2.18%

Broder Bros. Co.-Series B, Sr. Unsec. Gtd.
  Global Notes, 11.25%, 10/15/10(a)            $  6,216,000   $  6,122,760
--------------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Sub. Global Notes, 8.88%, 09/15/13(a)           3,705,000      3,705,000
--------------------------------------------------------------------------
Quiksilver Inc., Sr. Unsec. Gtd. Global
  Notes,
  6.88%, 04/15/15(a)                              4,160,000      4,030,000
--------------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10(a)                              4,695,000      4,812,375
--------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                     1,865,000      2,009,537
==========================================================================
                                                                20,679,672
==========================================================================

AUTO PARTS & EQUIPMENT-1.23%

Accuride Corp., Sr. Unsec. Gtd. Sub. Global
  Notes,
  8.50%, 02/01/15(a)                              2,785,000      2,785,000
--------------------------------------------------------------------------
Autocam Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.88%, 06/15/14(a)(d)                   1,855,000      1,293,862
--------------------------------------------------------------------------
Delphi Corp., Global Notes, 6.50%,
  05/01/09(a)(e)                                  1,880,000      1,083,350
--------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13(a)                                     3,730,000      4,084,350
--------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10(a)                              2,820,000      2,397,000
==========================================================================
                                                                11,643,562
==========================================================================

AUTOMOBILE MANUFACTURERS-2.42%

General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31(a)(d)            10,340,000     10,600,671
--------------------------------------------------------------------------
  Global Notes, 5.63%, 05/15/09(a)                2,780,000      2,620,762
--------------------------------------------------------------------------
  Global Notes, 6.13%, 09/15/06(a)                2,815,000      2,801,122
--------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 5.85%,
    01/14/09(a)(d)                                3,745,000      3,540,223
--------------------------------------------------------------------------
  Series GM, Sr. Medium Term Notes, 6.31%,
    11/30/07(a)                                   3,529,000      3,406,614
==========================================================================
                                                                22,969,392
==========================================================================

BROADCASTING & CABLE TV-5.36%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(a)(e)                  15,490,000     10,455,750
--------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04-07/09/04; Cost
  $3,359,800)(a)(b)                               3,470,000      3,478,675
--------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec.
  Unsub. Notes, 7.63%, 04/01/11(a)                6,510,000      6,550,687
--------------------------------------------------------------------------

AIM HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Granite Broadcasting Corp., Sr. Sec. Global
  Notes,
  9.75%, 12/01/10(a)                           $  3,205,000   $  2,780,337
--------------------------------------------------------------------------
Intelsat Ltd. (Bermuda), Sr. Notes, 8.50%,
  01/15/13 (Acquired 06/14/05-08/29/05; Cost
  $4,778,125)(a)(b)                               4,630,000      4,658,937
--------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband
  Corp., Sr. Notes, 8.50%, 10/15/15 (Acquired
  08/16/05; Cost $2,734,408)(a)(b)(d)             2,780,000      2,627,100
--------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Unsec. Notes, 12.50%, 08/01/07(a)(e)            1,990,000        199,000
--------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired
  08/13/04-10/04/05; Cost $6,598,522)(a)(b)       6,490,000      6,976,750
--------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 03/15/12(a)      2,130,000      2,169,937
--------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd.
  Global Notes, 6.88%, 01/15/14(a)                3,715,000      3,780,012
--------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10(a)                      6,437,000      7,241,625
==========================================================================
                                                                50,918,810
==========================================================================

BUILDING PRODUCTS-0.48%

Indalex Holding Corp., Sr. Sec. Notes,
  11.50%, 02/01/14 (Acquired 01/30/06; Cost
  $1,851,131)(b)(c)                               1,875,000      1,851,131
--------------------------------------------------------------------------
Nortek, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  8.50%, 09/01/14(a)                              2,775,000      2,719,500
==========================================================================
                                                                 4,570,631
==========================================================================

CASINOS & GAMING-3.61%

Boyd Gaming Corp., Sr. Sub. Global Notes,
  6.75%, 04/15/14(a)                              5,520,000      5,451,000
--------------------------------------------------------------------------
Galaxy Entertainment Finance Co. Ltd.
  (China), Gtd. Notes, 9.88%, 12/15/12
  (Acquired 12/07/05; Cost $800,000)(a)(b)          800,000        828,000
--------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14(a)           5,030,000      4,992,275
--------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Unsec. Gtd. Global
  Notes, 6.38%, 02/15/15(a)                       1,335,000      1,284,937
--------------------------------------------------------------------------
MGM Mirage, Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(a)                              4,630,000      4,676,300
--------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Unsec. Sub.
  Global Notes, 6.75%, 03/01/15(a)                2,850,000      2,857,125
--------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Unsec. Sub.
  Global Notes, 8.25%, 03/15/12(a)(d)             5,830,000      6,085,062
--------------------------------------------------------------------------
Poster Financial Group, Inc., Sr. Sec. Global
  Notes, 8.75%, 12/01/11(a)                       5,630,000      5,897,425
--------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
  05/01/12(a)                                     2,160,000      2,203,200
==========================================================================
                                                                34,275,324
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

COAL & CONSUMABLE FUELS-0.51%

James River Coal Co., Sr. Notes, 9.38%,
  06/01/12(a)                                  $  3,720,000   $  3,887,400
--------------------------------------------------------------------------
Massey Energy Co., Sr. Notes, 6.88%, 12/15/13
  (Acquired 12/09/05; Cost $927,922)(a)(b)          935,000        951,362
==========================================================================
                                                                 4,838,762
==========================================================================

COMMODITY CHEMICALS-1.54%

BCP Crystal US Holdings Corp., Sr. Sub.
  Global Notes, 9.63%, 06/15/14(a)                2,124,000      2,373,570
--------------------------------------------------------------------------
Equistar Chemicals L.P./Equistar Funding
  Corp.,
  Sr. Unsec. Gtd. Global Notes, 10.13%,
    09/01/08(a)                                   6,335,000      6,905,150
--------------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands),
  Unsec. Gtd. Yankee Deb., 8.10%, 03/15/27
  (Acquired 01/06/05-05/04/05; Cost
  $5,467,200)(a)(b)                               5,570,000      5,305,425
==========================================================================
                                                                14,584,145
==========================================================================

CONSTRUCTION & ENGINEERING-0.27%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.75%, 12/15/13(a)      2,890,000      2,608,225
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-3.12%

Case New Holland Inc., Sr. Gtd. Global Notes,
  9.25%, 08/01/11(a)                              2,865,000      3,087,037
--------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12(a)          3,718,000      4,136,275
--------------------------------------------------------------------------
Navistar International Corp., Sr. Unsec. Gtd.
  Global Notes, 6.25%, 03/01/12(a)               12,580,000     11,825,200
--------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes,
  7.38%, 01/15/14(a)                              2,027,000      2,047,270
--------------------------------------------------------------------------
  9.25%, 07/15/11(a)                              6,455,000      6,922,987
--------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                              1,570,000      1,617,100
==========================================================================
                                                                29,635,869
==========================================================================

CONSTRUCTION MATERIALS-1.41%

Ahern Rentals, Inc., Sr. Sec. Gtd. Global
  Notes,
  9.25%, 08/15/13(a)                                925,000        973,562
--------------------------------------------------------------------------
Goodman Global Holdings, Inc., Sr. Sub.
  Notes,
  7.88%, 12/15/12 (Acquired
  12/15/04-07/08/05; Cost
  $5,195,788)(a)(b)(d)                            5,555,000      5,277,250
--------------------------------------------------------------------------
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%,
  11/01/12 (Acquired 10/28/04; Cost
  $2,755,000)(a)(b)                               2,755,000      2,803,212
--------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Sub. Global
  Notes,
  8.38%, 04/01/14(a)                              4,255,000      4,361,375
==========================================================================
                                                                13,415,399
==========================================================================

AIM HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

CONSUMER FINANCE-2.73%

Dollar Financial Group, Inc., Gtd. Global
  Notes,
  9.75%, 11/15/11(a)                           $  7,070,000   $  7,388,150
--------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 6.63%, 06/16/08(a)                       7,970,000      7,536,113
--------------------------------------------------------------------------
  Unsec. Global Notes,
  6.50%, 01/25/07(a)                              1,890,000      1,880,531
--------------------------------------------------------------------------
  6.88%, 02/01/06(a)                              9,130,000      9,128,448
==========================================================================
                                                                25,933,242
==========================================================================

DISTILLERS & VINTNERS-0.33%

Constellation Brands, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 8.13%, 01/15/12(a)                  2,978,000      3,134,345
==========================================================================

DISTRIBUTORS-0.20%

SGS International Inc., Sr. Sub. Notes,
  12.00%, 12/15/13 (Acquired 12/15/05; Cost
  $1,875,000)(a)(b)                               1,875,000      1,893,750
==========================================================================

DIVERSIFIED CHEMICALS-0.53%

Ineos Group Holdings PLC (United Kingdom),
  Notes 7.88%, 02/15/16 (Acquired 01/31/06;
  Cost $2,286,995)(b)(c)                          1,840,000      2,236,152
--------------------------------------------------------------------------
  Notes, 8.50%, 02/15/16 (Acquired 01/31/06;
  Cost $2,815,000)(b)(c)                          2,815,000      2,815,000
==========================================================================
                                                                 5,051,152
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.94%

Corrections Corp. of America, Sr. Gtd. Sub.
  Global Notes, 6.25%, 03/15/13(a)                2,755,000      2,727,450
--------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes,
  8.25%, 07/15/13(a)                              2,820,000      2,827,050
--------------------------------------------------------------------------
United Rentals (North America), Inc., Sr.
  Unsec. Gtd. Global Notes, 6.50%,
  02/15/12(a)                                     3,395,000      3,365,294
--------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 7.75%,
  11/15/13(a)                                           536            532
==========================================================================
                                                                 8,920,326
==========================================================================

DIVERSIFIED METALS & MINING-0.50%

Aleris International, Inc., Sr. Sec. Gtd.
  Global Notes, 10.38%, 10/15/10(a)               2,615,000      2,896,112
--------------------------------------------------------------------------
Southern Copper Corp., Sr. Unsec. Global
  Notes,
  7.50%, 07/27/35(a)                              1,870,000      1,877,012
==========================================================================
                                                                 4,773,124
==========================================================================

DRUG RETAIL-1.71%

Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Unsec. Global Notes, 7.63%,
  08/01/12(a)(d)                                  4,220,000      4,214,725
--------------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Sec. Gtd. Second Lien Global Notes,
  8.13%, 05/01/10(a)                              1,855,000      1,906,012
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------
DRUG RETAIL-(CONTINUED)

  Sr. Unsec. Unsub. Notes, 7.13%,
  01/15/07(a)(d)                               $  8,240,000   $  8,301,800
--------------------------------------------------------------------------
  Unsec. Notes, 6.13%, 12/15/08
  (Acquired 09/15/05; Cost $1,732,063)(a)(b)      1,850,000      1,808,375
==========================================================================
                                                                16,230,912
==========================================================================

ELECTRIC UTILITIES-4.62%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11(a)                4,490,000      4,837,975
--------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                     3,332,030      3,481,971
--------------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Second
  Priority Putable Global Notes, 8.75%,
  05/01/14(a)                                     4,405,000      4,867,525
--------------------------------------------------------------------------
Midwest Generation, LLC-Series B, Global
  Asset-Backed Pass Through Ctfs., 8.56%,
  01/02/16(a)                                     6,527,118      7,102,320
--------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(a)                      8,705,000     10,119,562
--------------------------------------------------------------------------
Nevada Power Co., General Refunding Mortgage
  Notes, 5.95%, 03/15/16 (Acquired 01/10/06;
  Cost $932,578)(a)(b)                              935,000        944,350
--------------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC-Series B, Sr. Unsec. Asset-Backed Pass
  Through Ctfs., 9.24%, 07/02/17(a)               2,956,853      3,150,896
--------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Global Notes,
  9.25%, 07/15/10(a)                              2,760,000      2,753,100
--------------------------------------------------------------------------
South Point Energy Center LLC/Broad River
  Energy LLC/Rockgen Energy LLC, Sec. Gtd.
  Notes, 8.40%, 05/30/12 (Acquired 06/29/05-
  11/29/05; Cost $5,053,255)(a)(b)                5,488,625      5,186,750
--------------------------------------------------------------------------
VeraSun Energy Corp., Sr. Sec. Notes, 9.88%,
  12/15/12 (Acquired 12/14/05; Cost
  $1,406,312)(a)(b)                               1,415,000      1,457,450
==========================================================================
                                                                43,901,899
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.41%

Sanmina-SCI Corp., Unsec. Gtd. Sub. Global
  Notes, 6.75%, 03/01/13(a)(d)                    4,020,000      3,849,150
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.62%

Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes, 8.50%,
  12/01/08(a)                                     5,590,000      5,904,437
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.51%

IMC Global Inc., Sr. Unsec. Global Notes,
  10.88%, 08/01/13(a)                             4,225,000      4,890,438
==========================================================================

FOOD RETAIL-0.21%

Ahold Finance USA, Inc., Sr. Unsec. Unsub.
  Notes, 8.25%, 07/15/10(a)                       1,850,000      2,009,563
==========================================================================

AIM HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

FOREST PRODUCTS-0.98%

Ainsworth Lumber Co. Ltd. (Canada), Sr.
  Unsec. Global Notes, 6.75%, 03/15/14(a)      $  2,295,000   $  2,002,388
--------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd. (Canada), Sr.
  Unsec. Yankee Notes, 6.75%, 03/15/14(a)         3,700,000      3,200,500
--------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)     5,780,000      4,132,700
--------------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Global Notes, 8.50%, 02/01/11(a)                 682            312
==========================================================================
                                                                 9,335,900
==========================================================================

GAS UTILITIES-0.39%

SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13(a)            1,890,000      1,979,775
--------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  7.13%, 05/15/08(a)                              1,660,000      1,689,050
==========================================================================
                                                                 3,668,825
==========================================================================

HEALTH CARE FACILITIES-2.67%

Concentra Operating Corp., Sr. Gtd. Sub.
  Global Notes, 9.13%, 06/01/12(a)                2,520,000      2,617,650
--------------------------------------------------------------------------
HealthSouth Corp., Sr. Unsec. Putable Global
  Notes, 8.38%, 01/02/09(a)(d)                    4,175,000      4,394,188
--------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.63%, 02/01/15(a)                9,565,000      8,560,675
--------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Global Notes, 9.88%, 07/01/14(a)            1,385,000      1,395,388
--------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.38%, 12/01/11(a)            9,270,000      8,389,350
==========================================================================
                                                                25,357,251
==========================================================================

HEALTH CARE SERVICES-1.84%

AmeriPath, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.50%, 04/01/13(a)                      4,160,000      4,409,600
--------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Unsec.
  Sub. Global Notes, 10.00%, 10/01/13(a)          6,015,000      6,736,800
--------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
  Notes,
  9.88%, 03/15/15(a)                                930,000      1,004,400
--------------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global
  Notes,
  9.00%, 08/15/12(a)                              4,965,000      5,300,138
==========================================================================
                                                                17,450,938
==========================================================================

HEALTH CARE SUPPLIES-0.29%

Inverness Medical Innovations, Inc., Sr. Sub.
  Global Notes, 8.75%, 02/15/12(a)                2,765,000      2,758,088
==========================================================================

HOME FURNISHINGS-0.21%

Sealy Mattress Co., Sr. Sub. Global Notes,
  8.25%, 06/15/14(a)(d)                           1,880,000      1,950,500
==========================================================================

HOMEBUILDING-0.31%

Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10(a)                2,875,000      2,961,250
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-1.97%

Grupo Posadas S.A. de C.V. (Mexico), Sr.
  Notes,
  8.75%, 10/04/11 (Acquired
  10/15/04-01/20/05; Cost $1,806,875)(a)(b)    $  1,750,000   $  1,811,250
--------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                       4,510,000      4,645,300
--------------------------------------------------------------------------
NCL Corp., Sr. Unsub. Global Notes, 10.63%,
  07/15/14(a)                                     5,095,000      5,349,750
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12(a)       6,235,000      6,874,088
==========================================================================
                                                                18,680,388
==========================================================================

HOUSEHOLD APPLIANCES-0.18%

Gregg Appliances, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 02/01/13(a)                1,850,000      1,711,250
==========================================================================

HOUSEHOLD PRODUCTS-0.33%

Spectrum Brands, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.38%, 02/01/15(a)                3,745,000      3,098,988
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-4.07%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)(d)                          12,960,000     13,737,600
--------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                              6,820,139      7,502,153
--------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08(a)                              4,140,000      4,440,150
--------------------------------------------------------------------------
Mirant North America LLC, Sr. Notes, 7.38%,
  12/31/13 (Acquired 12/20/05; Cost
  $3,750,000)(a)(b)(d)                            3,750,000      3,834,375
--------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Notes, 7.25%, 02/01/14(a)                     935,000        954,869
--------------------------------------------------------------------------
  7.38%, 02/01/16(a)                                935,000        957,206
--------------------------------------------------------------------------
  Sr. Sec. Gtd. Global Notes, 8.00%,
  12/15/13(a)                                     6,448,000      7,203,512
==========================================================================
                                                                38,629,865
==========================================================================

INDUSTRIAL MACHINERY-0.70%

Aearo Co. I, Sr. Sub. Global Notes, 8.25%,
  04/15/12(a)                                     1,340,000      1,366,800
--------------------------------------------------------------------------
Columbus McKinnon Corp., Sr. Sub. Notes,
  8.88%, 11/01/13 (Acquired
  08/16/05-10/06/05; Cost $2,792,638)(a)(b)       2,795,000      2,955,713
--------------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 08/11/04-09/16/05; Cost
  $2,637,913)(a)(b)                               3,035,000      2,352,125
==========================================================================
                                                                 6,674,638
==========================================================================

AIM HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-1.76%

Empresa Brasileira de Telecommunicacoes S.A.-
  Series B (Brazil), Gtd. Global Notes,
  11.00%, 12/15/08(a)                          $  3,630,000   $  4,120,050
--------------------------------------------------------------------------
Madison River Capital, LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10(a)                                       530,000        557,496
--------------------------------------------------------------------------
Qwest Capital Funding, Inc.,
  Unsec. Gtd. Global Notes, 7.00%,
  08/03/09(a)(d)                                  2,415,000      2,436,131
--------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 7.25%,
  02/15/11(a)                                     1,915,000      1,938,938
--------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Unsec. Gtd. Sub. Global Notes, 7.25%,
  02/15/11(a)                                     4,605,000      4,674,075
--------------------------------------------------------------------------
Qwest Corp., Sr. Unsec. Global Notes, 7.88%,
  09/01/11(a)                                     2,765,000      2,944,725
==========================================================================
                                                                16,671,415
==========================================================================

INVESTMENT BANKING & BROKERAGE-0.45%

E*TRADE Financial Corp., Sr. Notes, 7.38%,
  09/15/13 (Acquired 09/14/05-12/23/05; Cost
  $4,206,500)(a)(b)                               4,175,000      4,289,813
==========================================================================

IT CONSULTING & OTHER SERVICES-0.18%

Telcordia Technologies, Inc., Sr. Sub. Notes,
  10.00%, 03/15/13 (Acquired 03/11/05-
  11/01/05; Cost $1,848,350)(a)(b)                1,850,000      1,706,625
==========================================================================

METAL & GLASS CONTAINERS-1.70%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12(a)                             2,025,000      1,690,875
--------------------------------------------------------------------------
Greif, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  8.88%, 08/01/12(a)                              5,775,000      6,164,813
--------------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  7.75%, 05/15/11(a)                              2,740,000      2,877,000
--------------------------------------------------------------------------
  8.75%, 11/15/12(a)                              3,725,000      4,023,000
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                     1,330,000      1,396,500
==========================================================================
                                                                16,152,188
==========================================================================

MOVIES & ENTERTAINMENT-1.20%

AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes, 9.88%,
  02/01/12(a)(d)                                  1,890,000      1,814,400
--------------------------------------------------------------------------
  Series B, Sr. Gtd. Sub. Global Notes,
  8.63%, 08/15/12(a)                              2,815,000      2,941,675
--------------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes,
  9.75%, 11/01/11(a)                              1,850,000      1,993,375
--------------------------------------------------------------------------
Warner Music Group, Sr. Sub. Global Notes,
  7.38%, 04/15/14(a)                              4,650,000      4,650,000
==========================================================================
                                                                11,399,450
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.23%

CHC Helicopter Corp. (Canada), Sr. Sub.
  Global Notes, 7.38%, 05/01/14(a)             $  5,185,000   $  5,301,663
--------------------------------------------------------------------------
Compagnie Generale de Geophysique (France),
  Sr. Unsec. Notes, 7.50%, 05/15/15 (Acquired
  01/27/06; Cost $1,935,938)(a)(b)                1,875,000      1,950,581
--------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%,
  06/01/14(a)                                     1,855,000      2,033,544
--------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., Sr. Notes,
  6.13%, 12/01/14 (Acquired 09/29/05; Cost
  $2,332,375)(a)(b)                               2,350,000      2,361,750
==========================================================================
                                                                11,647,538
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.87%

Clayton Williams Energy, Inc., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 08/01/13(a)           4,630,000      4,572,125
--------------------------------------------------------------------------
Denbury Resources Inc., Sr. Sub. Notes,
  7.50%, 12/15/15(a)                              1,405,000      1,461,200
--------------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.50%, 01/31/13(a)         5,531,000      5,779,895
--------------------------------------------------------------------------
Stone Energy Corp., Sr. Unsec. Sub. Global
  Notes,
  6.75%, 12/15/14(a)                              4,670,000      4,529,900
--------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Sub. Notes,
  7.00%, 02/01/14 (Acquired 09/28/05; Cost
  $1,410,000)(a)(b)                               1,410,000      1,427,625
==========================================================================
                                                                17,770,745
==========================================================================

OIL & GAS REFINING & MARKETING-0.79%

Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 7.50%, 06/15/15(a)                1,870,000      2,002,303
--------------------------------------------------------------------------
United Refining Co., Sr. Unsec. Gtd. Global
  Notes, 10.50%, 08/15/12(a)                      5,065,000      5,470,200
==========================================================================
                                                                 7,472,503
==========================================================================

OIL & GAS STORAGE & TRANSPORTATION-4.00%

Copano Energy, LLC, Sr. Notes, 8.13%,
  03/01/16 (Acquired 01/31/06; Cost
  $1,875,000)(b)(c)                               1,875,000      1,875,000
--------------------------------------------------------------------------
El Paso Corp., Sr. Unsec. Notes, 7.75%,
  06/15/10 (Acquired 12/12/03-11/18/04; Cost
  $6,976,975)(a)(b)                               7,215,000      7,557,713
--------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13(a)           4,565,000      4,861,725
--------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp., Sr. Unsec.
  Global Notes, 6.88%, 12/15/14(a)                1,380,000      1,304,100
--------------------------------------------------------------------------
MarkWest Energy Partners, L.P./MarkWest
  Energy Finance Corp., Sr. Notes, 6.88%,
  11/01/14 (Acquired 10/19/04-10/31/05; Cost
  $5,066,213)(a)(b)                               5,035,000      4,632,200
--------------------------------------------------------------------------

AIM HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-(CONTINUED)

Pacific Energy Partners, L.P./Pacific Energy
  Finance Corp., Sr. Unsec. Global Notes,
  7.13%, 06/15/14(a)                           $  2,325,000   $  2,418,000
--------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)(d)                                  8,340,000      8,757,000
--------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsub. Global
  Notes, 8.88%, 03/15/10(a)                       1,450,000      1,560,563
--------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.50%, 04/01/17(a)                              1,880,000      2,063,300
--------------------------------------------------------------------------
Williams Cos., Inc. (The), Notes, 7.13%,
  09/01/11(a)                                     2,810,000      2,957,525
==========================================================================
                                                                37,987,126
==========================================================================

PACKAGED FOODS & MEATS-1.01%

Del Monte Foods Co., Sr. Unsec. Sub. Global
  Notes, 8.63%, 12/15/12(a)                       3,730,000      3,991,100
--------------------------------------------------------------------------
Pinnacle Foods Holding Corp., Sr. Sub. Global
  Notes, 8.25%, 12/01/13(a)                       1,875,000      1,818,750
--------------------------------------------------------------------------
Swift & Co., Sr. Unsec. Gtd. Global Notes,
  10.13%, 10/01/09(a)                             3,750,000      3,825,000
==========================================================================
                                                                 9,634,850
==========================================================================

PAPER PACKAGING-2.00%

Caraustar Industries, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.88%,
  04/01/11(a)(d)                                  4,981,000      5,286,086
--------------------------------------------------------------------------
  Unsec. Unsub. Notes,
  7.38%, 06/01/09(a)                              7,740,000      7,488,450
--------------------------------------------------------------------------
Jefferson Smurfit Corp. (U.S.), Sr. Unsec.
  Gtd. Unsub. Global Notes, 7.50%,
  06/01/13(a)                                     4,490,000      4,108,350
--------------------------------------------------------------------------
Norampac Inc. (Canada), Sr. Global Notes,
  6.75%, 06/01/13(a)                              2,220,000      2,078,475
==========================================================================
                                                                18,961,361
==========================================================================

PAPER PRODUCTS-2.06%

Bowater Inc., Global Notes, 6.50%,
  06/15/13(a)(d)                                  2,585,000      2,339,425
--------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                       2,975,000      2,937,813
--------------------------------------------------------------------------
Domtar Inc. (Canada), Yankee Notes, 7.13%,
  08/15/15(a)(d)                                  4,665,000      3,918,600
--------------------------------------------------------------------------
Exopack Holding Corp., Sr. Notes, 11.25%,
  02/01/14 (Acquired 01/26/06-01/27/06; Cost
  $3,752,025)(a)(b)                               3,745,000      3,801,175
--------------------------------------------------------------------------
Fraser Papers Inc. (Canada), Sr. Unsec. Gtd.
  Notes, 8.75%, 03/15/15 (Acquired 03/10/05;
  Cost $2,755,000)(a)(b)                          2,755,000      2,341,750
--------------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes,
  9.25%, 02/15/13(a)                              2,760,000      2,359,800
--------------------------------------------------------------------------
Neenah Paper Inc., Sr. Unsec. Gtd. Global
  Notes,
  7.38%, 11/15/14(a)                              2,070,000      1,888,875
==========================================================================
                                                                19,587,438
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

PERSONAL PRODUCTS-1.29%

NBTY, Inc., Sr. Sub. Notes, 7.13%, 10/01/15
  (Acquired 09/16/05-01/27/06; Cost
  $2,704,990)(a)(b)                            $  2,775,000   $  2,622,375
--------------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Global
  Notes,
  8.00%, 03/01/11(a)                              5,545,000      5,960,875
--------------------------------------------------------------------------
Revlon Consumer Products Corp., Sr. Unsec.
  Sub. Notes, 8.63%, 02/01/08(a)(d)               3,705,000      3,649,425
==========================================================================
                                                                12,232,675
==========================================================================

PHARMACEUTICALS-1.36%

Athena Neurosciences Finance, LLC, Sr. Unsec.
  Gtd. Unsub. Notes, 7.25%, 02/21/08(a)           1,540,000      1,528,450
--------------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp.
  (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(a)                              2,795,000      2,658,744
--------------------------------------------------------------------------
Leiner Health Products Inc., Sr. Sub. Global
  Notes, 11.00%, 06/01/12(a)(d)                   4,080,000      3,906,600
--------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)         4,875,000      4,801,875
==========================================================================
                                                                12,895,669
==========================================================================

PUBLISHING-0.74%

Dex Media Inc., Unsec. Disc. Global Notes,
  9.00%, 11/15/13(a)(f)                           5,595,000      4,629,863
--------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Global Notes, 8.00%,
  05/15/13(a)(d)                                  2,785,000      2,443,838
==========================================================================
                                                                 7,073,701
==========================================================================

RAILROADS-1.09%

Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico), Sr. Global Notes,
  9.38%, 05/01/12(a)                              5,610,000      6,185,025
--------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), Sr.
  Unsec. Gtd. Global Notes, 9.50%,
  10/01/08(a)                                     3,829,000      4,154,465
==========================================================================
                                                                10,339,490
==========================================================================

REAL ESTATE-0.56%

iStar Financial Inc., Sr. Unsec. Notes,
  6.50%, 12/15/13(a)                              3,690,000      3,739,889
--------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%,
  05/01/09(a)                                     1,430,000      1,547,975
==========================================================================
                                                                 5,287,864
==========================================================================

REGIONAL BANKS-1.54%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                             13,100,000     14,672,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.26%

Amkor Technology, Inc., Sr. Unsec. Global
  Notes, 7.75%, 05/15/13(a)(d)                    2,810,536      2,494,351
==========================================================================

AIM HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

SEMICONDUCTORS-0.58%

Advanced Micro Devices, Inc., Sr. Unsec.
  Global Notes, 7.75%, 11/01/12(a)(d)          $  1,780,000   $  1,889,025
--------------------------------------------------------------------------
STATS ChipPAC Ltd. (Singapore), Sr. Unsec.
  Gtd. Global Notes, 6.75%, 11/15/11(a)           3,705,000      3,640,163
==========================================================================
                                                                 5,529,188
==========================================================================

SPECIALTY CHEMICALS-1.94%

Nalco Co., Sr. Unsec. Sub. Global Notes,
  8.88%, 11/15/13(a)(d)                           4,415,000      4,657,825
--------------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11(a)                       8,510,000      8,563,188
--------------------------------------------------------------------------
PolyOne Corp., Sr. Unsec. Gtd. Global Notes,
  10.63%, 05/15/10(a)(d)                          3,088,000      3,304,160
--------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Unsec. Global
  Notes,
  7.63%, 06/01/10(a)                              1,860,000      1,887,900
==========================================================================
                                                                18,413,073
==========================================================================

SPECIALTY STORES-1.06%

Boise Cascade LLC, Sr. Unsec. Gtd. Sub.
  Global Notes, 7.13%, 10/15/14(a)                2,245,000      2,093,463
--------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13(a)                                     2,300,000      2,392,000
--------------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                              5,375,000      5,536,250
==========================================================================
                                                                10,021,713
==========================================================================

STEEL-0.99%

Chaparral Steel Co., Sr. Unsec. Gtd. Global
  Notes, 10.00%, 07/15/13(a)                      1,855,000      2,054,413
--------------------------------------------------------------------------
IPSCO Inc. (Canada), Sr. Global Notes, 8.75%,
  06/01/13(a)                                     3,980,000      4,378,000
--------------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Notes, 11.13%,
  12/01/15 (Acquired 11/21/05; Cost
  $2,820,000)(a)(b)                               2,820,000      3,017,400
==========================================================================
                                                                 9,449,813
==========================================================================

TEXTILES-0.36%

INVISTA, Sr. Notes, 9.25%, 05/01/12 (Acquired
  04/23/04; Cost $3,210,000)(a)(b)                3,210,000      3,434,700
==========================================================================

TIRES & RUBBER-0.37%

Cooper-Standard Automotive Inc., Sr. Unsec.
  Gtd. Global Notes, 7.00%, 12/15/12(a)(d)        3,765,000      3,539,100
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.21%

Wesco Distribution Inc., Sr. Sub. Notes,
  7.50%, 10/15/17 (Acquired 09/22/05; Cost
  $1,980,000)(a)(b)                               1,980,000      2,024,550
==========================================================================

TRUCKING-0.03%

Hertz Corp., Sr. Notes, 8.88%, 01/01/14
  (Acquired 12/15/05; Cost $250,000)(a)(b)          250,000        259,375
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-7.76%

AirGate PCS, Inc., Sr. Sec. Gtd. Floating
  Rate Global Notes, 8.35%, 10/15/11(a)(g)     $  1,395,000   $  1,447,313
--------------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Notes, 12.00%, 07/31/09(a)                      2,423,000      2,644,099
--------------------------------------------------------------------------
American Cellular Corp.-Series B, Sr. Global
  Notes, 10.00%, 08/01/11(a)                      1,415,000      1,547,656
--------------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Global
  Notes,
  7.13%, 10/15/12(a)                              5,530,000      5,792,675
--------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/
  Centennial Communications Corp., Sr. Unsec.
  Gtd. Global Notes, 10.13%, 06/15/13(a)          5,570,000      6,113,075
--------------------------------------------------------------------------
Dobson Communications Corp.,
  Sr. Floating Rate Notes, 8.85%, 10/15/12
  (Acquired 09/07/05; Cost
  $1,850,000)(a)(b)(g)                            1,850,000      1,840,750
--------------------------------------------------------------------------
  Sr. Global Notes,
  8.88%, 10/01/13(a)(d)                           4,675,000      4,745,125
--------------------------------------------------------------------------
Innova, S. de R.L. (Mexico), Global Notes,
  9.38%, 09/19/13(a)                              8,355,000      9,315,825
--------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%,
  05/01/12(a)                                     3,830,000      4,433,225
--------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11(a)                              3,710,000      3,988,250
--------------------------------------------------------------------------
Rogers Wireless Communications Inc. (Canada),
  Sr. Sec. Global Notes,
  6.38%, 03/01/14(a)                              2,835,000      2,877,525
--------------------------------------------------------------------------
  7.25%, 12/15/12(a)                              2,295,000      2,444,175
--------------------------------------------------------------------------
Rural Cellular Corp.,
  Sr. Sub. Floating Rate Notes, 10.04%,
  11/01/12 (Acquired 11/01/05; Cost
  $1,387,466)(a)(b)(g)                            1,405,000      1,443,638
--------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  9.88%, 02/01/10(a)                              5,575,000      6,021,000
--------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 8.50%, 12/01/12(a)                       1,209,000      1,341,990
--------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
  Communications Corp., Sr. Unsec. Disc.
  Global Notes, 9.75%, 12/15/11(a)(f)             7,890,000      7,456,050
--------------------------------------------------------------------------
Suncom Wireless, Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 06/01/13(a)(d)                    5,625,000      5,357,813
--------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Global Notes,
  9.88%, 03/01/11(a)                                915,000      1,013,363
--------------------------------------------------------------------------
US Unwired Inc.
  Series B, Sr. Sec. First Priority Floating
  Rate Global Notes, 8.74%, 06/15/10(a)(g)        2,765,000      2,849,664
--------------------------------------------------------------------------
  Series B, Sr. Sec. Second Priority Global
  Notes, 10.00%, 06/15/12(a)                        920,000      1,046,500
==========================================================================
                                                                73,719,711
==========================================================================
    Total Bonds & Notes (Cost $864,236,351)                    877,202,340
==========================================================================

AIM HIGH YIELD FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

                                                  SHARES         VALUE
--------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-4.30%

BROADCASTING & CABLE TV-0.91%

Knology, Inc.(h)                                     17,922   $     66,311
--------------------------------------------------------------------------
Telewest Global, Inc.(h)                            361,044      8,412,325
--------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(i)                                         3,470        124,922
==========================================================================
                                                                 8,603,558
==========================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications Ltd.-Wts.,
  expiring 12/26/06(c)(i)                            74,000              0
==========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring
  06/15/09(c)(i)                                     10,780              0
==========================================================================

GENERAL MERCHANDISE STORES-0.00%

Travelcenters of America, Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost
  $0)(a)(b)(i)(j)                                    14,700         18,375
--------------------------------------------------------------------------
Travelcenters of America, Inc.-Wts.,
  expiring 05/01/09(a)(i)(j)                          4,900          6,125
==========================================================================
                                                                    24,500
==========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09 (Acquired
  06/30/00; Cost $0)(b)(c)(i)(j)                     21,155              0
--------------------------------------------------------------------------
O'Sullivan Industries, Inc-Wts.,
  expiring 11/15/09 (Acquired 06/30/00; Cost
  $0)(b)(c)(i)(j)                                    21,155              0
==========================================================================
                                                                         0
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.93%

AES Trust VII, $3.00 Conv. Pfd                      177,515      8,609,478
--------------------------------------------------------------------------
NRG Energy, Inc.-Series A, 5.75% Conv. Pfd              750        187,125
==========================================================================
                                                                 8,796,603
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10(c)(i)(j)         33,035              0
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.46%

Alamosa Holdings, Inc.-Series B, $18.75 Conv.
  Pfd.(a)                                      $      6,433      8,869,113
--------------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $414,167)(a)(b)(i)                                  7,220      3,122,910
--------------------------------------------------------------------------
iPCS, Inc.(h)                                       240,253     11,400,005
==========================================================================
                                                                23,392,028
==========================================================================
    Total Stocks & Other Equity Interests
      (Cost $25,445,006)                                        40,816,689
==========================================================================

--------------------------------------------------------------------------
                                                PRINCIPAL
                                                  AMOUNT         VALUE
BUNDLED SECURITIES-0.82%

Targeted Return Index Securities Index Trust-
  Series HY 2005-1, Sec. Bonds, 7.65%,
  06/15/15 (Acquired 07/20/05; Cost
  $8,097,520)(a)(b)(d)                            7,674,146      7,840,384
==========================================================================

                                                  SHARES

MONEY MARKET FUNDS-1.94%

Liquid Assets Portfolio-Institutional
  Class(k)                                        9,206,626      9,206,626
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(k)       9,206,626      9,206,626
==========================================================================
    Total Money Market Funds (Cost
      $18,413,252)                                              18,413,252
==========================================================================
TOTAL INVESTMENTS-99.42% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $916,192,129)                  944,272,665
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED

MONEY MARKET FUNDS-6.24%

Liquid Assets Portfolio-Institutional
  Class(k)(l)                                    29,642,083     29,642,083
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(k)(l)                                    29,642,082     29,642,082
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $59,284,165)                                        59,284,165
==========================================================================
TOTAL INVESTMENTS-105.66%
  (Cost $975,476,294)                                         1,003,556,830
==========================================================================
OTHER ASSETS LESS LIABILITIES-(5.66%)                          (53,796,036)
==========================================================================
NET ASSETS-100.00%                                            $949,760,794
__________________________________________________________________________
==========================================================================


AIM HIGH YIELD FUND

Investment Abbreviations:

Conv.   - Convertible
Ctfs    - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $886,406,964, which represented 93.33% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $125,319,696, which represented 13.19% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was $10,652,283, which represented 1.12% of the Fund's Net Assets.
(d) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2006.
(e) Defaulted security. Adelphia Communications Corp. and Delphi Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. is in default with respect to interest payments. The aggregate value of these securities at January 31, 2006 was $11,738,100, which represented 1.24% of the Fund's Net Assets.
(f) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Interest rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2006.
(h) Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $24,500, which represented less than 0.00% of the Fund's Net Assets.
(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(l) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at market value (cost
  $897,778,877)*                              $  925,859,413
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $77,697,417)                              77,697,417
============================================================
     Total investments (cost $975,476,294)     1,003,556,830
============================================================
Foreign currencies, at market value (cost
  $60,823)                                            61,130
============================================================
Receivables for:
  Investments sold                                21,846,195
------------------------------------------------------------
  Fund shares sold                                 1,106,595
------------------------------------------------------------
  Dividends and interest                          17,805,923
------------------------------------------------------------
  Investments matured (Note 10)                    5,031,700
------------------------------------------------------------
  Investment for trustee deferred
     compensation and retirement plans               211,828
------------------------------------------------------------
  Other assets                                        88,143
============================================================
     Total assets                              1,049,708,344
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           35,791,361
------------------------------------------------------------
  Fund shares reacquired                           2,078,749
------------------------------------------------------------
  Dividends                                        1,721,140
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                349,047
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       59,284,165
------------------------------------------------------------
Accrued distribution fees                            323,231
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,526
------------------------------------------------------------
Accrued transfer agent fees                          317,880
------------------------------------------------------------
Accrued operating expenses                            79,451
============================================================
     Total liabilities                            99,947,550
============================================================
Net assets applicable to shares outstanding   $  949,760,794
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,960,146,659
------------------------------------------------------------
Undistributed net investment income               (3,531,052)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                       (2,033,372,470)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               26,517,657
============================================================
                                              $  949,760,794
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  445,933,767
____________________________________________________________
============================================================
Class B                                       $  224,864,596
____________________________________________________________
============================================================
Class C                                       $   53,171,378
____________________________________________________________
============================================================
Investor Class                                $  162,492,338
____________________________________________________________
============================================================
Institutional Class                           $   63,298,715
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          101,582,898
____________________________________________________________
============================================================
Class B                                           51,061,286
____________________________________________________________
============================================================
Class C                                           12,122,659
____________________________________________________________
============================================================
Investor Class                                    36,980,960
____________________________________________________________
============================================================
Institutional Class                               14,426,585
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         4.39
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $4.39 / 95.25%)      $         4.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $         4.40
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $         4.39
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $         4.39
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $         4.39
____________________________________________________________
============================================================

* At January 31, 2006, securities with an aggregate market value of $59,582,327 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH YIELD FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 37,456,380
--------------------------------------------------------------------------
Dividends                                                          325,809
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $375,000)                           715,131
==========================================================================
    Total investment income                                     38,497,320
==========================================================================

EXPENSES:

Advisory fees                                                    2,703,844
--------------------------------------------------------------------------
Administrative services fees                                       135,266
--------------------------------------------------------------------------
Custodian fees                                                      77,647
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          577,690
--------------------------------------------------------------------------
  Class B                                                        1,281,212
--------------------------------------------------------------------------
  Class C                                                          281,052
--------------------------------------------------------------------------
  Investor Class                                                   210,654
--------------------------------------------------------------------------
Transfer agent fees--A, B, C and Investor                        1,181,686
--------------------------------------------------------------------------
Transfer agent fees--Institutional                                   1,313
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           20,908
--------------------------------------------------------------------------
Other                                                              337,558
==========================================================================
    Total expenses                                               6,808,830
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (44,728)
==========================================================================
    Net expenses                                                 6,764,102
==========================================================================
Net investment income                                           31,733,218
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities (Includes gains from securities sold
    to affiliates of $56,575)                                    2,836,184
--------------------------------------------------------------------------
  Foreign currencies                                               (23,097)
--------------------------------------------------------------------------
  Futures contracts                                                 10,177
==========================================================================
                                                                 2,823,264
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (27,946,664)
--------------------------------------------------------------------------
  Foreign currencies                                                (9,616)
==========================================================================
                                                               (27,956,280)
==========================================================================
Net gain (loss) from investment securities, foreign
  currencies and futures contracts                             (25,133,016)
==========================================================================
Net increase in net assets resulting from operations          $  6,600,202
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   31,733,218    $   74,926,467
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                               2,823,264        17,281,670
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (27,956,280)       38,221,497
==============================================================================================
    Net increase in net assets resulting from operations           6,600,202       130,429,634
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (15,656,759)      (35,635,870)
----------------------------------------------------------------------------------------------
  Class B                                                         (7,707,502)      (21,067,503)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,696,810)       (4,068,767)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (5,907,907)      (14,073,748)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,900,329)       (1,589,582)
==============================================================================================
  Decrease in net assets resulting from distributions            (32,869,307)      (76,435,470)
==============================================================================================
Share transactions-net:
  Class A                                                        (44,863,225)      (76,428,702)
----------------------------------------------------------------------------------------------
  Class B                                                        (57,209,008)     (138,618,229)
----------------------------------------------------------------------------------------------
  Class C                                                         (5,232,581)      (19,130,436)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (24,374,816)      (44,001,251)
----------------------------------------------------------------------------------------------
  Institutional Class                                             20,773,634        37,710,881
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (110,905,996)     (240,467,737)
==============================================================================================
    Net increase (decrease) in net assets                       (137,175,101)     (186,473,573)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,086,935,895     1,273,409,468
==============================================================================================
  End of period (including undistributed net investment
    income of $(3,531,052) and $(2,394,963), respectively)    $  949,760,794    $1,086,935,895
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each

AIM HIGH YIELD FUND

     security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

AIM HIGH YIELD FUND

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

K. LOWER-RATED SECURITIES -- The Fund may invest 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $200 million                                              0.625%
----------------------------------------------------------------------
Next $300 million                                               0.55%
----------------------------------------------------------------------
Next $500 million                                               0.50%
----------------------------------------------------------------------
Over $1 billion                                                 0.45%
 _____________________________________________________________________
======================================================================

AIM HIGH YIELD FUND


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2006, AIM waived fees of $1,445.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,117.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $135,266.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $1,181,686 for Class A, Class B, Class C and Investor Class share classes and $1,313 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C and Investor Class shares paid $577,690, $1,281,212, $281,052 and $210,654, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2006, ADI advised the Fund that it retained $31,344 in front-end sales commissions from the sale of Class A shares and $525, $40,275 and $1,885 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

AIM HIGH YIELD FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               CHANGE IN
                                                                               UNREALIZED
                               VALUE         PURCHASES        PROCEEDS        APPRECIATION        VALUE        DIVIDEND
FUND                          07/31/05        AT COST        FROM SALES      (DEPRECIATION)      01/31/06       INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class          $   --       $114,248,369    $(105,041,743)       $   --        $ 9,206,626     $169,767
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class              --        114,248,369     (105,041,743)           --          9,206,626     170,364
=======================================================================================================================
  Subtotal                     $   --       $228,496,738    $(210,083,486)       $   --        $18,413,252     $340,131
_______________________________________________________________________________________________________________________
=======================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
Liquid Assets Portfolio-
  Institutional Class         $   --
--------------------------
STIC Prime Portfolio-
  Institutional Class             --
==========================
  Subtotal                    $   --
__________________________
==========================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               CHANGE IN
                                                                               UNREALIZED
                               VALUE         PURCHASES        PROCEEDS        APPRECIATION        VALUE        DIVIDEND
FUND                          07/31/05        AT COST        FROM SALES      (DEPRECIATION)      01/31/06       INCOME
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class          $   --       $ 57,003,770    $ (27,361,687)       $   --        $29,642,083     $186,923
-----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class              --         62,480,340      (32,838,258)           --         29,642,082     188,077
=======================================================================================================================
  Subtotal                     $   --       $119,484,110    $ (60,199,945)       $   --        $59,284,165     $375,000
=======================================================================================================================
  Total                        $   --       $347,980,848    $(270,283,431)       $   --        $77,697,417     $715,131
_______________________________________________________________________________________________________________________
=======================================================================================================================


                             REALIZED
FUND                        GAIN (LOSS)
--------------------------
Liquid Assets Portfolio-
  Institutional Class         $   --
--------------------------
STIC Prime Portfolio-
  Institutional Class             --
==========================
  Subtotal                    $   --
==========================
  Total                       $   --
__________________________
==========================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2006, the Fund engaged in securities sales of $684,428, which resulted in net realized gains of $56,575 and securities purchases of $5,261,976.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $42,166.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $3,685 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM HIGH YIELD FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2006, securities with an aggregate value of $59,582,327 were on loan to brokers. The loans were secured by cash collateral of $59,284,165 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended January 31, 2006, the Fund received dividends on cash collateral investments of $375,000 for securities lending transactions.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2005 to utilizing $1,964,965,099 of capital loss carryforward in the fiscal year ended July 31, 2006.

    The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2006                                                   $  116,034,204
------------------------------------------------------------------------------
July 31, 2007                                                      330,885,143
------------------------------------------------------------------------------
July 31, 2008                                                      317,959,747
------------------------------------------------------------------------------
July 31, 2009                                                      187,591,628
------------------------------------------------------------------------------
July 31, 2010                                                      488,676,295
------------------------------------------------------------------------------
July 31, 2011                                                      510,629,455
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $2,033,371,377
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO High Yield Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM HIGH YIELD FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $397,883,240 and $511,225,318, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by the following issues: Aldelphia Communications Corp., which is in default with respect to the principal payments on $5,085,000 par value, Senior Unsecured Notes, 9.50%, which was due March 1, 2005; and Pegasus Communications Corp., which is in default with respect to principal payments on $3,535,000 par value, Series B, Senior Notes, 9.63%, which was due October 15, 2005. Those estimates were determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) in aggregate at January 31, 2006 was $(2,565,032).

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 41,497,111
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (19,521,271)
==============================================================================
Net unrealized appreciation of investment securities             $ 21,975,840
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $981,580,990.

NOTE 11--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2006                 JULY 31, 2005
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,390,075    $  36,614,583     16,573,005    $  73,526,758
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,722,072        7,559,357      6,657,221       29,657,012
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,404,055        6,125,255      4,115,770       18,261,019
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,083,901        4,787,562      5,236,741       23,403,836
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,392,900       19,272,066      8,176,289       36,450,371
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,130,716        9,351,656      4,940,690       21,993,512
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         882,421        3,890,599      2,397,028       10,700,629
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         249,050        1,092,570        583,040        2,592,902
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,132,593        4,976,564      2,668,619       11,887,777
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             433,559        1,900,233        357,224        1,589,582
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       5,513,185       24,199,849     11,709,707       52,212,914
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,498,598)     (24,199,849)   (11,666,231)     (52,212,914)
==========================================================================================================================
Reacquired:(a)
  Class A                                                     (26,125,782)    (115,029,313)   (50,211,301)    (224,161,886)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,080,143)     (44,459,115)   (28,348,661)    (126,762,956)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,838,227)     (12,450,406)    (9,013,060)     (39,984,357)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (7,728,142)     (34,138,942)   (17,761,843)     (79,292,864)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (91,216)        (398,665)       (73,999)        (329,072)
==========================================================================================================================
                                                              (25,027,581)   $(110,905,996)   (53,659,761)   $(240,467,737)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Amount is net of redemption fees of $2,271, $1,259, $279, $860 and $267 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively, for the six months ended January 31, 2006 and $7,921, $5,281, $1,013, $3,107 and $308 for Class A, Class B, Class C,
     Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2005.

AIM HIGH YIELD FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   4.50         $   4.31    $   4.10    $   3.70    $   4.92    $   7.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.14             0.29        0.33(a)     0.37(a)     0.49(b)     0.68
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.10)            0.19        0.23        0.40       (1.19)      (2.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                    --               --        0.00          --          --          --
=================================================================================================================================
    Total from investment operations                        0.04             0.48        0.56        0.77       (0.70)      (1.35)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.15)           (0.29)      (0.35)      (0.37)      (0.52)      (0.69)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                           --               --          --          --          --       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income            --               --          --          --          --       (0.01)
=================================================================================================================================
    Total distributions                                    (0.15)           (0.29)      (0.35)      (0.37)      (0.52)      (0.73)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00             0.00        0.00          --          --          --
=================================================================================================================================
Net asset value, end of period                          $   4.39         $   4.50    $   4.31    $   4.10    $   3.70    $   4.92
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             0.93%           11.54%      13.92%      22.10%     (15.36)%    (19.98)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $445,934         $502,770    $555,042    $547,092    $417,974    $683,845
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.15%(d)         1.07%(e)     1.05%(e)     1.16%     1.07%       0.99%
=================================================================================================================================
Ratio of net investment income to average net assets        6.55%(d)         6.47%       7.68%       9.64%      11.15%(b)    11.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                    41%              59%         89%        101%         59%         55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $458,384,589.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.08% and 1.06% for the years ending July 31, 2005 and July 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

AIM HIGH YIELD FUND

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   4.52         $   4.33    $   4.12    $   3.71    $   4.93    $   7.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.12             0.25        0.30(a)     0.34(a)     0.45(b)     0.64
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.11)            0.20        0.23        0.41       (1.18)      (2.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                    --               --        0.00          --          --          --
=================================================================================================================================
    Total from investment operations                        0.01             0.45        0.53        0.75       (0.73)      (1.39)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.13)           (0.26)      (0.32)      (0.34)      (0.49)      (0.65)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                           --               --          --          --          --       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income            --               --          --          --          --       (0.01)
=================================================================================================================================
    Total distributions                                    (0.13)           (0.26)      (0.32)      (0.34)      (0.49)      (0.69)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00             0.00        0.00          --          --          --
=================================================================================================================================
Net asset value, end of period                          $   4.40         $   4.52    $   4.33    $   4.12    $   3.71    $   4.93
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             0.33%           10.69%      13.06%(d)    21.44%    (15.99)%    (20.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $224,865         $289,189    $411,088    $530,239    $469,408    $756,704
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.90%(e)         1.82%(f)     1.80%(f)     1.91%     1.82%       1.75%
=================================================================================================================================
Ratio of net investment income to average net assets        5.80%(e)         5.72%       6.93%       8.89%      10.40%(b)    11.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                    41%              59%         89%        101%         59%         55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(e) Ratios are annualized and based on average daily net assets of $254,153,378.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ending July 31, 2005 and July 31, 2004, respectively.
(g)  Not annualized for periods less than one year.

AIM HIGH YIELD FUND

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                          YEAR ENDED JULY 31,
                                                            JANUARY 31,       ---------------------------------------------------
                                                               2006            2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.50         $  4.31    $  4.10    $  3.70    $  4.92    $  6.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.12            0.25       0.30(a)    0.34(a)    0.45(b)    0.65
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.10)           0.20       0.23       0.40      (1.18)     (2.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                         --              --       0.00         --         --         --
=================================================================================================================================
    Total from investment operations                             0.02            0.45       0.53       0.74      (0.73)     (1.38)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.13)          (0.26)     (0.32)     (0.34)     (0.49)     (0.65)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                --              --         --         --         --      (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                 --              --         --         --         --      (0.01)
=================================================================================================================================
    Total distributions                                         (0.13)          (0.26)     (0.32)     (0.34)     (0.49)     (0.69)
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00            0.00       0.00         --         --         --
=================================================================================================================================
Net asset value, end of period                                $  4.39         $  4.50    $  4.31    $  4.10    $  3.70    $  4.92
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  0.56%          10.73%     13.12%     21.22%    (16.02)%   (20.52)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $53,171         $59,865    $75,971    $72,086    $50,060    $81,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          1.90%(d)        1.82%(e)    1.80%(e)    1.91%    1.82%      1.75%
=================================================================================================================================
Ratio of net investment income to average net assets             5.80%(d)        5.72%      6.93%      8.89%     10.40%(b)   11.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                         41%             59%        89%       101%        59%        55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $55,752,102.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ending July 31, 2005 and July 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

AIM HIGH YIELD FUND

                                                                                 INVESTOR CLASS
                                                              -----------------------------------------------------
                                                              SIX MONTHS                         SEPTEMBER 30, 2003
                                                                 ENDED                              (DATE SALES
                                                              JANUARY 31,        YEAR ENDED        COMMENCED) TO
                                                                 2006           JULY 31, 2005      JULY 31, 2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   4.51           $   4.32            $   4.20
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.14               0.29                0.28(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.11)              0.20                0.13
-------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                           --                 --                0.00
===================================================================================================================
    Total from investment operations                               0.03               0.49                0.41
===================================================================================================================
Less dividends from net investment income                         (0.15)             (0.30)              (0.29)
===================================================================================================================
Redemption fees added to shares of beneficial interest             0.00               0.00                0.00
===================================================================================================================
Net asset value, end of period                                 $   4.39           $   4.51            $   4.32
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                    0.72%             11.54%               9.93%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $162,492           $191,508            $225,998
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.15%(d)           1.03%               0.96%(e)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.15%(d)           1.04%               1.03%(e)
===================================================================================================================
Ratio of net investment income to average net assets               6.55%(d)           6.51%               7.77%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                           41%                59%                 89%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d) Ratios are annualized and based on average daily net assets of $172,422,550.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                                 APRIL 30, 2004
                                                              SIX MONTHS                          (DATE SALES
                                                                 ENDED                             COMMENCED)
                                                              JANUARY 31,        YEAR ENDED            TO
                                                                 2006           JULY 31, 2005    JULY 31, 2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  4.50            $  4.31           $ 4.39
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16               0.32             0.09(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.11)              0.18            (0.08)
---------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                           --                 --             0.00
===============================================================================================================
    Total from investment operations                               0.05               0.50             0.01
===============================================================================================================
Less dividends from net investment income                         (0.16)             (0.31)           (0.09)
===============================================================================================================
Redemption fees added to shares of beneficial interest             0.00               0.00             0.00
===============================================================================================================
Net asset value, end of period                                  $  4.39            $  4.50           $ 4.31
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    1.18%             11.99%            0.16%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $63,299            $43,605           $5,309
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.66%(c)           0.63%            0.67%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.66%(c)           0.64%            0.67%(d)
===============================================================================================================
Ratio of net investment income to average net assets               7.04%(c)           6.91%            8.06%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                           41%                59%              89%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $52,008,007.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

AIM HIGH YIELD FUND


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

AIM HIGH YIELD FUND

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM HIGH YIELD FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                      INTERNATIONAL/GLOBAL EQUITY                     FIXED INCOME

AIM Aggressive Growth Fund(3)             AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                  AIM Developing Markets Fund
AIM Basic Value Fund                      AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund(3)                     AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Capital Development Fund              AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                          AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                    AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund             AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund                         AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund            AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                 AIM International Small Company Fund(1)      Premier Portfolio
AIM Mid Cap Basic Value Fund              AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)                             SECTOR EQUITY                   TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                 AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                AIM Energy Fund                              AIM Municipal Bond Fund
AIM Premier Equity Fund(4)                AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                    AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                    AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                 AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)              AIM Leisure Fund                                     AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(4)          AIM Multi-Sector Fund
AIM Summit Fund                           AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                 AIM Technology Fund                          AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund          AIM Utilities Fund                           AIM Moderate Allocation Fund
AIM Weingarten Fund(3)                                                                 AIM Moderate Growth Allocation Fund
                                                                                       AIM Moderately Conservative Allocation Fund
*Domestic equity and income fund
                                                                                                DIVERSIFIED PORTFOLIOS

                                                                                       AIM Income Allocation Fund
                                                                                       AIM International Allocation Fund

                                          ==============================================================================
                                          CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                          FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                          FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                          ==============================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                  HYI-SAR-1           A I M Distributors, Inc.


                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Management                  --Registered Trademark--
                                  Plans     Accounts
--------------------------------------------------------------------------------

                                                                 AIM INCOME FUND
                            Semiannual Report to Shareholders o January 31, 2006


                                  [COVER IMAGE]


 [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--

AIM INCOME FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             asset values calculated for shareholder
                                                                                           transactions. Generally accepted
o Class B shares are not available as an     o The unmanaged LEHMAN BROTHERS U.S.          accounting principles require
investment for retirement plans              AGGREGATE BOND INDEX, which represents        adjustments to be made to the net assets
maintained pursuant to Section 401 of        the U.S. investment-grade fixed-rate          of the Fund at period end for financial
the Internal Revenue Code, including         bond market (including government and         reporting purposes, and as such, the net
401(k) plans, money purchase pension         corporate securities, mortgage                asset values for shareholder
plans, and profit sharing plans. Plans       pass-through securities and asset-backed      transactions and the returns based on
that had existing accounts invested in       securities), is compiled by Lehman            those net asset values may differ from
Class B shares prior to September 30,        Brothers, a global investment bank.           the net asset values and returns
2003, will continue to be allowed to                                                       reported in the Financial Highlights.
make additional purchases.                   o The unmanaged LIPPER BBB-RATED FUND
                                             INDEX represents an average of the 30         The Fund provides a complete list of its
o Class R shares are available only to       largest BBB-rated bond funds tracked by       holdings four times in each fiscal year,
certain retirement plans. Please see the     Lipper, Inc., an independent mutual fund      at the quarter-ends. For the second and
prospectus for more information.             performance monitor.                          fourth quarters, the lists appear in the
                                                                                           Fund's semiannual and annual reports to
o Investor Class shares are closed to        o The unmanaged LEHMAN BROTHERS U.S.          shareholders. For the first and third
most investors. For more information on      CREDIT INDEX consists of publicly issued      quarters, the Fund files the lists with
who may continue to invest in the            U.S. corporate and specified foreign          the Securities and Exchange Commission
Investor Class shares, please see the        debentures and secured notes that meet        (SEC) on Form N-Q. The most recent list
prospectus.                                  the specified maturity, liquidity, and        of portfolio holdings is available at
                                             quality requirements. It is compiled by       AIMinvestments.com. From our home page,
PRINCIPAL RISKS OF INVESTING IN THE FUND     Lehman Brothers, a global investment          click on Products & Performance, then
                                             bank. To qualify, bonds must be               Mutual Funds, then Fund Overview. Select
o U.S. Treasury securities such as           SEC-registered.                               your Fund from the drop-down menu and
bills, notes and bonds offer a high                                                        click on Complete Quarterly Holdings.
degree of safety, and they guarantee the     o The unmanaged STANDARD & POOR'S             Shareholders can also look up the Fund's
payment of principal and any applicable      COMPOSITE INDEX of 500 Stocks (the S&P        Forms N-Q on the SEC's Web site at
interest if held to maturity. Fund           500--Registered Trademark-- Index) is         sec.gov. Copies of the Fund's Forms N-Q
shares are not insured, and their value      an index of common stocks frequently          may be reviewed and copied at the SEC's
and yield will vary with market              used as a general measure of U.S. stock       Public Reference Room at 450 Fifth
conditions.                                  market performance.                           Street, N.W., Washington, D.C.
                                                                                           20549-0102. You can obtain information
o The Fund invests in higher-yielding,       o The unmanaged MSCI WORLD INDEX is a         on the operation of the Public Reference
lower-rated corporate bonds, commonly        group of global securities tracked by         Room, including information about
known as junk bonds, which have a            Morgan Stanley Capital International.         duplicating fee charges, by calling
greater risk of price fluctuation and                                                      202-942-8090 or 800-732-0330, or by
loss of principal and income than do         o The Fund is not managed to track the        electronic request at the following
U.S. government securities such as U.S.      performance of any particular index,          e-mail address: publicinfo@sec.gov. The
Treasury bills, notes and bonds, for         including the indexes defined here, and       SEC file numbers for the Fund are
which principal and any applicable           consequently, the performance of the          811-05686 and 033-39519.
interest are guaranteed by the               Fund may deviate significantly from the
government if held to maturity.              performance of the indexes.                   A description of the policies and
                                                                                           procedures that the Fund uses to
o International investing presents           o A direct investment cannot be made in       determine how to vote proxies relating
certain risks not associated with            an index. Unless otherwise indicated,         to portfolio securities is available
investing solely in the United States.       index results include reinvested              without charge, upon request, from our
These include risks relating to              dividends, and they do not reflect sales      Client Services department at
fluctuations in the value of the U.S.        charges. Performance of an index of           800-959-4246 or on the AIM Web site,
dollars relative to the values of other      funds reflects fund expenses;                 AIMinvestments.com. On the home page,
currencies, the custody arrangements         performance of a market index does not.       scroll down and click on AIM Funds Proxy
made for the Fund's foreign holdings,                                                      Policy. The information is also
differences in accounting, political         OTHER INFORMATION                             available on the SEC Web site, sec.gov.
risks and the lesser degree of public
information required to be provided by       o The returns shown in management's           Information regarding how the Fund voted
non-U.S. companies.                          discussion of Fund performance are based      proxies related to its portfolio
                                             on net                                        securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

======================================================================================     =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.            Class A Shares                      AMIFX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class B Shares                      ABIFX
======================================================================================     Class C Shares                      ACIFX
                                                                                           Class R Shares                      AMIRX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      Investor Class Shares               AIIVX
                                                                                           =========================================
AIMinvestments.com

AIM INCOME FUND

                     DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                     Although many concerns weighed on investors minds during
[GRAHAM PHOTO]       the six months covered by this report, stocks and bonds
                     posted gains for the period. The S&P 500 Index, frequently
ROBERT H. GRAHAM     cited as a benchmark for U.S. stock market performance,
                     returned 4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                     Aggregate Bond Index gained 0.84%.

                              Within equity indexes, there was a good deal of
                     variation in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

[WILLIAMSON PHOTO]            Bond performance also varied, with short- and
                     intermediate-term bonds generally faring better than their
MARK H. WILLIAMSON   long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

                              A number of key developments affected markets and
                     the economy during the reporting period:

                              o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.


                              o        The Federal Reserve Board (the Fed)
                                       continued its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.


                              o        Gasoline prices, which soared to a
                                       nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                              o In 2005, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.


                              For a discussion of the specific market conditions
                     that affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                     YOUR FUND

                     Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                              We at AIM remain committed to building solutions
                     to help you meet your investment goals. We thank you for your continued participation in AIM Investments --Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                     Sincerely,

                     /s/ ROBERT H. GRAHAM           /s/ MARK H. WILLIAMSON
                     -----------------------        ------------------------
                     Robert H. Graham               Mark H. Williamson
                     President & Vice Chair,        President,
                     AIM Funds                      A I M Advisors, Inc.

                     March 21, 2006


                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INCOME FUND

                     DEAR FELLOW AIM FUND SHAREHOLDERS:

  [CROCKETT          Having completed a year of transition and change at AIM
    PHOTO]           Funds--as well as my first full year as your board's
                     independent chair--I can assure you that shareholder
BRUCE L. CROCKETT    interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                              Some highlights of 2005 board activity:

                              o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                              o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                              o    Board approval for portfolio management
                                   changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                              In 2006, your board will continue to focus on
                     reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                              The AIM Funds board is pleased to welcome our
                     newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                              Your board welcomes your views. Please mail
                     them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds

                     March 21, 2006

AIM INCOME FUND

MANAGEMENT'S DISCUSSION                                                                    securities, money markets, high yield
OF FUND PERFORMANCE                                                                        debt and non-dollar securities. We make
                                                                                           allocation decisions based on our total
=====================================================================================      return outlook among the different areas
PERFORMANCE SUMMARY                          ========================================      of the bond market. We currently
                                             FUND VS. INDEXES                              restrict the allocation to high yield
AIM Income Fund underperformed the                                                         and non-dollar securities to 10% each.
Fund's broad market index but                TOTAL RETURNS, 7/31/05--1/31/06,
outperformed its style-specific index        EXCLUDING APPLICABLE SALES CHARGES. IF               We use U.S. Bond futures which
for the six-month period ended January       SALES CHARGES WERE INCLUDED, RETURNS          can be an effective and efficient way to
31, 2006. Please turn to Page 5 for          WOULD BE LOWER.                               gain exposure to the U.S. Treasury
long-term performance results.                                                             market as well as to manage the Fund's
       Rising short-term interest rates      Class A Shares                     0.64%      duration.
and the flattening of the yield curve
(the difference between short and            Class B Shares                     0.42              In evaluating the credit quality
long-term yields) created a difficult                                                      of a security, we conduct our own
period for bonds as a whole. Your Fund       Class C Shares                     0.42       internal credit analysis using research
was able to outperform its                                                                 from various rating agencies, Wall
style-specific benchmark because of its      Class R Shares                     0.51       Street analysts and other third-party
broad diversification, our investment in                                                   vendors.
Treasury bonds and our avoidance of          Investor Class                     0.64
long-maturity automobile company bonds.                                                           We consider selling a bond when:
However, it underperformed the broad         Lehman Brothers U.S. Aggregate
market index due to our relative             Bond Index (Broad Market Index)    0.84       o It becomes fully valued according to
overweight position in corporate bonds                                                     our analysis
which underperformed                         Lehman Brothers U.S. Credit Index
                                             (Style-specific Index)             0.29       o overall market and economic trends
                                                                                           indicate that sector emphasis should be
                                             Lipper BBB-Rated Fund Index                   changed
                                             (Peer Group Index)                 1.12
                                                                                           o fundamentals, such as credit quality
                                             SOURCE: LIPPER INC.                           ratings, or technicals, such as
                                             ========================================      supply/demand, deteriorate for an
                                             most other bond sectors during the            individual issuer or a sector
                                             reporting period.
=====================================================================================      MARKET CONDITIONS AND YOUR FUND

HOW WE INVEST                                vidual bond issuers. Our total return         Over the reporting period, the Federal
                                             approach focuses on both income and           Reserve Board (the Fed) raised its
Our goal is to provide investors with an     capital appreciation, rather than income      federal funds target rate from 3.25% at
actively managed portfolio of overall        alone.                                        the beginning of the reporting period to
investment grade quality that has the                                                      4.50% at its close in response to
risk characteristics of the Lehman                  We look for potential investments      evidence of an expanding economy and
Brothers U.S. Credit Index. Our              primarily in U.S. dollar denominated          concern about potential inflation. This
investment process involves both             corporate bonds with the ability to add       monetary tightening particularly
top-down analysis, which takes account       value beyond corporate bonds in other         affected the interest rates of
of overall economic and market trends,       sectors of the bond market including:         short-term Treasuries. What then Fed
and bottom-up analysis, which includes       U.S. Treasury bonds, U.S. government          Chairman Alan Greenspan described as a
an evaluation of indi-                       agency bonds, mortgages, asset-backed
                                                                                                                        (continued)

========================================     ========================================      ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 FIXED INCOME ISSUERS*

By investment type                           1. U.S. Mortgage-Backed                        1. Federal Home Loan Mortgage
                                                Securities                       14.8%         Corp. (FHLMC)                    7.7%
U.S. Corporate Bonds & Notes        63.5%
                                             2. Other Diversified Financial                 2. Federal National Mortgage
International Corporate Bonds                   Services                         14.2          Association (FNMA)               7.5
& Notes                             21.7
                                             3. Consumer Finance                 11.4       3. Ford Motor Credit Co.            4.8
U.S. Mortgage-Backed Securities     14.8
                                             4. Diversified Banks                 7.8       4. General Motors Acceptance Corp.  4.3
U.S. Asset-Backed Securities         4.9
                                             5. Broadcasting & Cable TV           5.9       5. Comcast Corp.                    2.8
U.S. Government Agency Securities    1.6
                                             TOTAL NET ASSETS          $637.4 MILLION       6. Pemex Project Funding Master
International Asset-Backed                                                                     Trust (Mexico)                   2.1
Securities                           0.6     TOTAL NUMBER OF HOLDINGS*            315
                                                                                            7. Husky Oil Ltd. (Canada)          1.6
U.S. Treasury Securities             0.6
                                                                                            8. Patrons' Legacy-2004-1           1.6
Warrants & Other Equity Interests    4.7
                                                                                            9. Citicorp Lease Pass-Through
Money Market Funds Plus                                                                        Trust                            1.5
Other Assets Less Liabilities      -12.4
                                                                                           10. Oil Insurance Ltd. (Bermuda)     1.4

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================     ========================================      ========================================

AIM INCOME FUND


"conundrum" was the fact that long-term      rose (and yields fell) at the end of the      The views and opinions expressed in
Treasury rates did not respond to the        year. Duration measures a portfolio's         management's discussion of Fund
committee's actions as they have in the      price sensitivity to interest rate            performance are those of A I M Advisors,
past. In fact, by the end of 2005, the       movements. A longer duration means more       Inc. These views and opinions are
yields on long-term maturity Treasuries      sensitivity to rate changes; a shorter        subject to change at any time based on
were lower than they were before this        duration means less sensitivity.              factors such as market and economic
round of monetary tightening began, and                                                    conditions. These views and opinions may
the difference in yield between              o Using a "barbell" approach (buying          not be relied upon as investment advice
three-month and 30-year Treasuries was       more short- and long-duration bonds           or recommendations, or as an offer for a
less than 50 basis points (0.50%).           instead of intermediate-duration bonds).      particular security. The information is
                                                                                           not a complete analysis of every aspect
       In comparison to Treasuries, high     o Maintaining an overweight position in       of any market, country, industry,
yield bonds and government agency bonds      U.S. Treasury bonds relative to our           security or the Fund. Statements of fact
outperformed, while investment-grade         style-benchmark, outperformed the             are from sources considered reliable,
corporate bonds suffered because of the      overall corporate bond sector.                but A I M Advisors, Inc. makes no
downgrading of General Motors and Ford                                                     representation or warranty as to their
Motor to junk status. Corporate spreads      o Avoiding long-dated automobile bonds,       completeness or accuracy. Although
(the difference between the yield of a       which were one of the worst-performing        historical performance is no guarantee
corporate bond and a comparable-dated        sectors in the Lehman U.S. Aggregate          of future results, these insights may
Treasury) widened, resulting in              Bond Index                                    help you understand our investment
corporate bonds underperforming U.S.                                                       management philosophy.
Treasury bonds.                                     We invested less than 1% of Fund
                                             assets in Treasury Inflation-Protected              See important Fund and index
       AIM Income Fund invested              Securities (TIPs). TIPs are identical to          disclosures inside front cover.
primarily in fixed-rate corporate bonds      Treasury bonds except that the principal
of both U.S. and non-U.S. issuers. The       and coupon (interest) payments are                            JAN H. FRIEDLI,
majority of the Fund's holdings were         adjusted to compensate for the effects                        senior portfolio
domestic corporate bonds, and the Fund       of inflation. TIPs underperformed during                      manager, is lead
also invested in international corporate     the reporting period because inflation             [FRIEDLI   manager of AIM Income
bonds, mortgage-backed bonds, Treasury       expectations did not rise as much as we             PHOTO]    Fund. He joined AIM
bonds and other government-backed bonds.     anticipated.                                                  in 1999. Prior to
The Fund was overweight versus the                                                                         coming to AIM, Mr.
style-specific benchmark in U.S. and                Our allocation to investment-grade                     Friedli worked as a
non-U.S. government bonds and                corporate bonds, while shorter in duration    fixed-income portfolio manager and
mortgage-backed securities because the       than the index, had a slightly negative       international bond and currency trader.
Fund's benchmark comprises only              impact on the Fund's performance, as          A native of Switzerland, he graduated
investment-grade U.S. corporate bonds.       corporate bonds under-performed Treasuries    cum laude from Villanova University with
                                             and mortgage-backed securities over the       a B.S. in computer science and earned an
       We outperformed the benchmark by      reporting period.                             M.B.A. with honors from the University
broadly diversifying our investment                                                        of Chicago.
strategy in relation to such factors as      IN CLOSING
duration and sectors. Strategies that                                                                      CAROLYN L. GIBBS,
produced positive results for your Fund      We continue to believe that bond funds                        Chartered Financial
during the six-month period included:        are an important part of a                                    Analyst, senior
                                             well-diversified investment portfolio.              [GIBBS    portfolio manager, is
o Keeping the Fund's duration shorter or     Thank you for investing in AIM Income               PHOTO]    manager of AIM Income
about the same as the benchmark for most     Fund and for sharing our long-term                            Fund. Ms. Gibbs has
of the year, but adding more                 investment horizon.                                           been in the
long-duration bonds near the end of the                                                    investment business since 1983. She
period. That benefited Fund performance                                                    joined AIM in 1992. She is a Phi Beta
because long-term bond prices                                                              Kappa graduate of Texas Christian
=====================================================================================      University, where she received a B.A. in
YIELD AND DISTRIBUTION RATE                                                                English. Ms. Gibbs received an M.B.A.
                                                                                           from The Wharton School at the
FUND CLASS                  30-DAY DISTRIBUTION RATE       30-DAY SEC YIELD                University of Pennsylvania.
Class A Shares                      5.96%                        5.06%
Class B Shares                      5.50                         4.55                                      SCOT W. JOHNSON,
Class C Shares                      5.52                         4.55                                      Chartered Financial
Class R Shares                      6.01                         5.08                                      Analyst, senior
Investor Class Shares               6.25                         5.31                         [JOHNSON     portfolio manager, is
                                                                                               PHOTO]      manager of AIM Income
                                                                                                           Fund. He joined AIM
The 30-Day SEC yield is calculated using a formula defined by the Securities and                           in 1994 as a jun-
Exchange Commission. The formula is based on the portfolio's potential earnings            ior portfolio analyst for government
from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the        securities and was promoted to assistant
portfolio, net of all expenses, calculated at the maximum offering price, and              portfolio manager for AIM's money market
annualized.                                                                                funds later that year. He was named to
                                                                                           his current position in 2003. Mr.
       The Fund's 30-day distribution rate reflects its most recent monthly                Johnson received both his bachelor's
dividend distribution multiplied by 12 and divided by the most recent month-end            degree in economics and an M.B.A. from
maximum offering price. The Fund's distribution rate and 30-day SEC yield will             Vanderbilt University.
differ.
=====================================================================================      Assisted by Taxable Investment Grade
                                                                                           Bond and Taxable High Yield Teams

                                                                                                     [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE, PLEASE SEE PAGE

AIM INCOME FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/06, including applicable          As of 12/31/05, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (5/3/68)                 6.85%     Inception (5/3/68)                 6.86%
  10 Years                         3.91        10 Years                         3.96
   5 Years                         3.24         5 Years                         3.78
   1 Year                         -2.68         1 Year                         -1.99

CLASS B SHARES                               CLASS B SHARES
Inception (9/7/93)                 3.94%     Inception (9/7/93)                 3.96%
  10 Years                         3.78        10 Years                         3.84
   5 Years                         3.18         5 Years                         3.74
   1 Year                         -3.25         1 Year                         -2.70

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)                 2.74%     Inception (8/4/97)                 2.77%
   5 Years                         3.47         5 Years                         4.03
   1 Year                          0.60         1 Year                          1.18

CLASS R SHARES                               CLASS R SHARES
  10 Years                         4.14%       10 Years                         4.19%
   5 Years                         3.94         5 Years                         4.51
   1 Year                          1.90         1 Year                          2.64

INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES
  10 Years                         4.44%       10 Years                         4.48%
   5 Years                         4.27         5 Years                         4.84
   1 Year                          2.17         1 Year                          2.91
========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       LOWER OR HIGHER. PLEASE VISIT                 CLASS R SHARES DO NOT HAVE A FRONT-END
3, 2002. RETURNS SINCE THAT DATE ARE         AIMinvestments.com FOR THE MOST RECENT        SALES CHARGE; RETURNS SHOWN ARE AT NET
HISTORICAL RETURNS. ALL OTHER RETURNS        MONTH-END PERFORMANCE. PERFORMANCE            ASSET VALUE AND DO NOT REFLECT A 0.75%
ARE BLENDED RETURNS OF HISTORICAL CLASS      FIGURES REFLECT REINVESTED                    CDSC THAT MAY BE IMPOSED ON A TOTAL
R SHARE PERFORMANCE AND RESTATED CLASS A     DISTRIBUTIONS, CHANGES IN NET ASSET           REDEMPTION OF RETIREMENT PLAN ASSETS
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      VALUE AND THE EFFECT OF THE MAXIMUM           WITHIN THE FIRST YEAR. INVESTOR CLASS
THE INCEPTION DATE OF CLASS R SHARES) AT     SALES CHARGE UNLESS OTHERWISE STATED.         SHARES DO NOT HAVE A FRONT-END SALES
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PERFORMANCE FIGURES DO NOT REFLECT            CHARGE OR A CDSC; THEREFORE, PERFORMANCE
HIGHER RULE 12B-1 FEES APPLICABLE TO         DEDUCTION OF TAXES A SHAREHOLDER WOULD        IS AT NET ASSET VALUE.
CLASS R SHARES.                              PAY ON FUND DISTRIBUTIONS OR SALE OF
                                             FUND SHARES. INVESTMENT RETURN AND                   THE PERFORMANCE OF THE FUND'S
       INVESTOR CLASS SHARES' INCEPTION      PRINCIPAL VALUE WILL FLUCTUATE SO THAT        SHARE CLASSES WILL DIFFER DUE TO
DATE IS SEPTEMBER 30, 2003. RETURNS          YOU MAY HAVE A GAIN OR LOSS WHEN YOU          DIFFERENT SALES CHARGE STRUCTURES AND
SINCE THAT DATE ARE HISTORICAL RETURNS.      SELL SHARES.                                  CLASS EXPENSES.
ALL OTHER RETURNS ARE BLENDED RETURNS OF
HISTORICAL INVESTOR CLASS SHARE                     CLASS A SHARE PERFORMANCE
PERFORMANCE AND RESTATED CLASS A SHARE       REFLECTS THE MAXIMUM 4.75% SALES CHARGE,
PERFORMANCE (FOR PERIODS PRIOR TO THE        AND CLASS B AND CLASS C SHARE
INCEPTION DATE OF INVESTOR CLASS SHARES)     PERFORMANCE REFLECTS THE APPLICABLE
AT NET ASSET VALUE AND REFLECT THE RULE      CONTINGENT DEFERRED SALES CHARGE (CDSC)
12B-1 FEES APPLICABLE TO CLASS A SHARES.     FOR THE PERIOD INVOLVED. THE CDSC ON
                                             CLASS B SHARES DECLINES FROM 5%
       THE PERFORMANCE DATA QUOTED           BEGINNING AT THE TIME OF PURCHASE TO 0%
REPRESENT PAST PERFORMANCE AND CANNOT        AT THE BEGINNING OF THE SEVENTH YEAR.
GUARANTEE COMPARABLE FUTURE RESULTS;         THE CDSC ON CLASS C SHARES IS 1% FOR THE
CURRENT PERFORMANCE MAY BE                   FIRST YEAR AFTER PURCHASE.

AIM INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      together with the amount you invested,               The hypothetical account values
two types of costs: (1) transaction          to estimate the expenses that you paid        and expenses may not be used to estimate
costs, which may include sales charges       over the period. Simply divide your           the actual ending account balance or
(loads) on purchase payments; contingent     account value by $1,000 (for example, an      expenses you paid for the period. You
deferred sales charges on redemptions;       $8,600 account value divided by $1,000 =      may use this information to compare the
and redemption fees, if any; and (2)         8.6), then multiply the result by the         ongoing costs of investing in the Fund
ongoing costs, including management          number in the table under the heading         and other funds. To do so, compare this
fees; distribution and/or service fees       entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
(12b-1); and other Fund expenses. This       Period" to estimate the expenses you          hypothetical examples that appear in the
example is intended to help you              paid on your account during this period.      shareholder reports of the other funds.
understand your ongoing costs (in
dollars) of investing in the Fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON                  Please note that the expenses
compare these costs with ongoing costs       PURPOSES                                      shown in the table are meant to
of investing in other mutual funds. The                                                    highlight your ongoing costs only and do
example is based on an investment of         The table below also provides                 not reflect any transactional costs,
$1,000 invested at the beginning of the      information about hypothetical account        such as sales charges (loads) on
period and held for the entire period        values and hypothetical expenses based        purchase payments, contingent deferred
August 1, 2005, through January 31,          on the Fund's actual expense ratio and        sales charges on redemptions, and
2006.                                        an assumed rate of return of 5% per year      redemption fees, if any. Therefore, the
                                             before expenses, which is not the Fund's      hypothetical information is useful in
ACTUAL EXPENSES                              actual return. The Fund's actual              comparing ongoing costs only, and will
                                             cumulative total returns at net asset         not help you determine the relative
The table below provides information         value after expenses for the six months       total costs of owning different funds.
about actual account values and actual       ended January 31, 2006, appear in the         In addition, if these transactional
expenses. You may use the information in     table "Fund vs. Indexes" on Page 3.           costs were included, your costs would
this table,                                                                                have been higher.

====================================================================================================================================
                                                ACTUAL                           HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING          EXPENSES           ENDING         EXPENSES        ANNUALIZED
  SHARE           ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING      ACCOUNT VALUE     PAID DURING       EXPENSE
  CLASS             (8/1/05)         (1/31/06)(1)       PERIOD(2)        (1/31/06)        PERIOD(2)         RATIO

   A              $   1,000.00       $   1,006.40       $   5.26       $   1,019.96       $   5.30          1.04%
   B                  1,000.00           1,004.20           9.04           1,016.18           9.10          1.79
   C                  1,000.00           1,004.20           9.04           1,016.18           9.10          1.79
   R                  1,000.00           1,005.10           6.52           1,018.70           6.56          1.29
Investor              1,000.00           1,006.40           5.26           1,019.96           5.30          1.04

1 The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through
  January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
  Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

2 Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON         For More Information Visit
                                                                                           IMAGE]             AIMinvestments.com

AIM INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      advisory services to the Fund. In             o Fees relative to those of comparable
Securities Funds (the "Board") oversees      reviewing the qualifications of AIM to        funds with other advisors. The Board
the management of AIM Income Fund (the       provide investment advisory services,         reviewed the advisory fee rate for the
"Fund") and, as required by law,             the Board reviewed the qualifications of      Fund under the Advisory Agreement. The
determines annually whether to approve       AIM's investment personnel and                Board compared effective contractual
the continuance of the Fund's advisory       considered such issues as AIM's               advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          portfolio and product review process,         level and noted that the Fund's rate was
("AIM"). Based upon the recommendation       various back office support functions         below the median rate of the funds
of the Investments Committee of the          provided by AIM and AIM's equity and          advised by other advisors with
Board, which is comprised solely of          fixed income trading operations. Based        investment strategies comparable to
independent trustees, at a meeting held      on the review of these and other              those of the Fund that the Board
on June 30, 2005, the Board approved the     factors, the Board concluded that the         reviewed. Based on this review, the
continuance of the advisory agreement        quality of services to be provided by         Board concluded that the advisory fee
(the "Advisory Agreement") between the       AIM was appropriate and that AIM              rate for the Fund under the Advisory
Fund and AIM for another year, effective     currently is providing satisfactory           Agreement was fair and reasonable.
July 1, 2005.                                services in accordance with the terms of
                                             the Advisory Agreement.                       o Expense limitations and fee waivers.
       The Board considered the factors                                                    The Board noted that there were no fee
discussed below in evaluating the            o The performance of the Fund relative        waivers or expense limitations currently
fairness and reasonableness of the           to comparable funds. The Board reviewed       in effect for the Fund. The Board
Advisory Agreement at the meeting on         the performance of the Fund during the        concluded that no such waivers or
June 30, 2005 and as part of the Board's     past one, three and five calendar years       limitations were necessary at this time
ongoing oversight of the Fund. In their      against the performance of funds advised      because the Fund's overall expense ratio
deliberations, the Board and the             by other advisors with investment             was comparable to the median expense
independent trustees did not identify        strategies comparable to those of the         ratio of the funds advised by other
any particular factor that was               Fund. The Board noted that the Fund's         advisors with investment strategies
controlling, and each trustee attributed     performance for the three and five year       comparable to those of the Fund that the
different weights to the various             periods was below the median performance      Board reviewed.
factors.                                     of such comparable funds and above such
                                             median performance for the one year           o Breakpoints and economies of scale.
       One of the responsibilities of        period. Based on this review, the Board       The Board reviewed the structure of the
the Senior Officer of the Fund, who is       concluded that no changes should be made      Fund's advisory fee under the Advisory
independent of AIM and AIM's affiliates,     to the Fund and that it was not               Agreement, noting that it includes three
is to manage the process by which the        necessary to change the Fund's portfolio      breakpoints. The Board reviewed the
Fund's proposed management fees are          management team at this time.                 level of the Fund's advisory fees, and
negotiated to ensure that they are                                                         noted that such fees, as a percentage of
negotiated in a manner which is at arm's     o The performance of the Fund relative        the Fund's net assets, have decreased as
length and reasonable. To that end, the      to indices. The Board reviewed the            net assets increased because the
Senior Officer must either supervise a       performance of the Fund during the past       Advisory Agreement includes breakpoints.
competitive bidding process or prepare       one, three and five calendar years            The Board noted that, due to the Fund's
an independent written evaluation. The       against the performance of the Lipper         current asset levels and the way in
Senior Officer has recommended an            BBB Rated Fund Index. The Board noted         which the advisory fee breakpoints have
independent written evaluation in lieu       that the Fund's performance for the           been structured, the Fund has yet to
of a competitive bidding process and,        three and five year periods was below         fully benefit from the breakpoints. The
upon the direction of the Board, has         the performance of such Index and             Board concluded that the Fund's fee
prepared such an independent written         comparable to the such Index for the one      levels under the Advisory Agreement
evaluation. Such written evaluation also     year period. Based on this review, the        therefore reflect economies of scale and
considered certain of the factors            Board concluded that no changes should        that it was not necessary to change the
discussed below. In addition, as             be made to the Fund and that it was not       advisory fee breakpoints in the Fund's
discussed below, the Senior Officer made     necessary to change the Fund's portfolio      advisory fee schedule.
certain recommendations to the Board in      management team at this time.
connection with such written evaluation.                                                   o Investments in affiliated money market
                                             o Meeting with the Fund's portfolio           funds. The Board also took into account
       The discussion below serves as a      managers and investment personnel. With       the fact that uninvested cash and cash
summary of the Senior Officer's              respect to the Fund, the Board is             collateral from securities lending
independent written evaluation and           meeting periodically with such Fund's         arrangements (collectively, "cash
recommendations to the Board in              portfolio managers and/or other               balances") of the Fund may be invested
connection therewith, as well as a           investment personnel and believes that        in money market funds advised by AIM
discussion of the material factors and       such individuals are competent and able       pursuant to the terms of an SEC
the conclusions with respect thereto         to continue to carry out their                exemptive order. The Board found that
that formed the basis for the Board's        responsibilities under the Advisory           the Fund may realize certain benefits
approval of the Advisory Agreement.          Agreement.                                    upon investing cash balances in AIM
After consideration of all of the                                                          advised money market funds, including a
factors below and based on its informed      o Overall performance of AIM. The Board       higher net return, increased liquidity,
business judgment, the Board determined      considered the overall performance of         increased diversification or decreased
that the Advisory Agreement is in the        AIM in providing investment advisory and      transaction costs. The Board also found
best interests of the Fund and its           portfolio administrative services to the      that the Fund will not receive reduced
shareholders and that the compensation       Fund and concluded that such performance      services if it invests its cash balances
to AIM under the Advisory Agreement is       was satisfactory.                             in such money market funds. The Board
fair and reasonable and would have been                                                    noted that, to the extent the Fund
obtained through arm's length                o Fees relative to those of clients of        invests in affiliated money market
negotiations.                                AIM with comparable investment                funds, AIM has voluntarily agreed to
                                             strategies. The Board reviewed the            waive a portion of the advisory fees it
o The nature and extent of the advisory      advisory fee rate for the Fund under the      receives from the Fund attributable to
services to be provided by AIM. The          Advisory Agreement. The Board noted that      such investment. The Board further
Board reviewed the services to be            this rate was lower than the advisory         determined that the proposed securities
provided by AIM under the Advisory           fee rates for a variable insurance fund       lending program and related procedures
Agreement. Based on such review, the         advised by AIM and offered to insurance       with respect to the lending Fund is in
Board concluded that the range of            company separate accounts with                the best interests of the lending Fund
services to be provided by AIM under the     investment strategies comparable to           and its respective shareholders. The
Advisory Agreement was appropriate and       those of the Fund. Based on this review,      Board therefore concluded that the
that AIM currently is providing services     the Board concluded that the advisory         investment of cash collateral received
in accordance with the terms of the          fee rate for the Fund under the Advisory      in connection with the securities
Advisory Agreement.                          Agreement was fair and reasonable.            lending program in the money market
                                                                                           funds according to the procedures is in
o The quality of services to be provided                                                   the best interests of the lending Fund
by AIM. The Board reviewed the
credentials and experience of the                                                                                       (continued)
officers and employees of AIM who will
provide investment

AIM INCOME FUND

and its respective shareholders.             cution services. This research is used        o Other factors and current trends. In
                                             by AIM in making investment decisions         determining whether to continue the
o Independent written evaluation and         for the Fund. The Board concluded that        Advisory Agreement for the Fund, the
recommendations of the Fund's Senior         such arrangements were appropriate.           Board considered the fact that AIM,
Officer. The Board noted that, upon                                                        along with others in the mutual fund
their direction, the Senior Officer of       o AIM's financial soundness in light of       industry, is subject to regulatory
the Fund had prepared an independent         the Fund's needs. The Board considered        inquiries and litigation related to a
written evaluation in order to assist        whether AIM is financially sound and has      wide range of issues. The Board also
the Board in determining the                 the resources necessary to perform its        considered the governance and compliance
reasonableness of the proposed               obligations under the Advisory                reforms being undertaken by AIM and its
management fees of the AIM Funds,            Agreement, and concluded that AIM has         affiliates, including maintaining an
including the Fund. The Board noted that     the financial resources necessary to          internal controls committee and
the Senior Officer's written evaluation      fulfill its obligations under the             retaining an independent compliance
had been relied upon by the Board in         Advisory Agreement.                           consultant, and the fact that AIM has
this regard in lieu of a competitive                                                       undertaken to cause the Fund to operate
bidding process. In determining whether      o Historical relationship between the         in accordance with certain governance
to continue the Advisory Agreement for       Fund and AIM. In determining whether to       policies and practices. The Board
the Fund, the Board considered the           continue the Advisory Agreement for the       concluded that these actions indicated a
Senior Officer's written evaluation and      Fund, the Board also considered the           good faith effort on the part of AIM to
the recommendation made by the Senior        prior relationship between AIM and the        adhere to the highest ethical standards,
Officer to the Board that the Board          Fund, as well as the Board's knowledge        and determined that the current
consider implementing a process to           of AIM's operations, and concluded that       regulatory and litigation environment to
assist them in more closely monitoring       it was beneficial to maintain the             which AIM is subject should not prevent
the performance of the AIM Funds. The        current relationship, in part, because        the Board from continuing the Advisory
Board concluded that it would be             of such knowledge. The Board also             Agreement for the Fund.
advisable to implement such a process as     reviewed the general nature of the
soon as reasonably practicable.              non-investment advisory services
                                             currently performed by AIM and its
o Profitability of AIM and its               affiliates, such as administrative,
affiliates. The Board reviewed               transfer agency and distribution
information concerning the profitability     services, and the fees received by AIM
of AIM's (and its affiliates')               and its affiliates for performing such
investment advisory and other activities     services. In addition to reviewing such
and its financial condition. The Board       services, the trustees also considered
considered the overall profitability of      the organizational structure employed by
AIM, as well as the profitability of AIM     AIM and its affiliates to provide those
in connection with managing the Fund.        services. Based on the review of these
The Board noted that AIM's operations        and other factors, the Board concluded
remain profitable, although increased        that AIM and its affiliates were
expenses in recent years have reduced        qualified to continue to provide
AIM's profitability. Based on the review     non-investment advisory services to the
of the profitability of AIM's and its        Fund, including administrative, transfer
affiliates' investment advisory and          agency and distribution services, and
other activities and its financial           that AIM and its affiliates currently
condition, the Board concluded that the      are providing satisfactory
compensation to be paid by the Fund to       non-investment advisory services.
AIM under its Advisory Agreement was not
excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and exe-

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM INCOME FUND

INSTITUTIONAL CLASS SHARES                   =======================================           INSTITUTIONAL CLASS SHARES HAVE NO
                                             AVERAGE ANNUAL TOTAL RETURNS                  SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been           For periods ended 1/31/06                     AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class                                                    CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview       10 Years                         4.45%      PERFORMANCE OF OTHER SHARE CLASSES DUE
specific to their holdings.                     5 Years                         4.30       TO DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered          1 Year                          2.44       EXPENSES.
exclusively to institutional investors,      =======================================
including defined contribution plans         AVERAGE ANNUAL TOTAL RETURNS                      PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                  For periods ended 12/31/05, most recent       NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             calendar quarter-end                          RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                           THOSE SHOWN. ALL RETURNS ASSUME
                                               10 Years                         4.47%      REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                5 Years                         4.83       INVESTMENT RETURN AND PRINCIPAL VALUE
                                                1 Year                          2.99       WILL FLUCTUATE SO YOUR SHARES, WHEN
                                             =======================================       REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             CUMULATIVE TOTAL RETURNS*                     THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                             For period ended 1/31/06                      INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                           PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             10/25/05-1/31/06                   1.49%      MORE INFORMATION. FOR THE MOST CURRENT
                                                                                           MONTH-END PERFORMANCE, PLEASE CALL
                                             *Cumulative total return that has not         800-451-4246 OR VISIT
                                             been annualized                               AIMINVESTMENTS.COM.
                                             =======================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS OCTOBER 25, 2005. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
=======================================      SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12B-1 FEES
NASDAQ SYMBOL                     AIIRX      APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS MAY 3, 1968.
=======================================

                                                                                       Over for information on your Fund's expenses.

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                                                                    [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                                                                             --Registered Trademark--

AIMinvestments.com                                    INC-INS-2                                           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses you paid on your account during          The hypothetical account values and
                                             the period, October 25, 2005, through         expenses may not be used to estimate the
As a shareholder of the Fund, you incur      January 31, 2006. Because the actual          actual ending account balance or
ongoing costs, including management          ending account value and expense              expenses you paid for the period. You
fees and other Fund expenses. This           information in the example is not based       may use this information to compare the
example is intended to help you              upon a six month period, the ending           ongoing costs of investing in the Fund
understand your ongoing costs (in            account value and expense information         and other funds. To do so, compare this
dollars) of investing in the Fund and to     may not provide a meaningful comparison       5% hypothetical example with the 5%
compare these costs with ongoing costs       to mutual funds that provide such             hypothetical examples that appear in the
of investing in other mutual funds. The      information for a full six month period.      shareholder reports of the other funds.
actual ending account value and expenses
in the below example are based on an         HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
investment of $1,000 invested on October     PURPOSES                                      in the table are meant to highlight your
25, 2005 (the date the share class                                                         ongoing costs only. Therefore, the
commenced sales) and held through                The table below also provides             hypothetical information is useful in
January 31, 2006. The hypothetical           information about hypothetical account        comparing ongoing costs only, and will
ending account value and expenses in the     values and hypothetical expenses based        not help you determine the relative
below example are based on an investment     on the Fund's actual expense ratio and        total costs of owning different funds.
of $1,000 invested at the beginning of       an assumed rate of return of 5% per year
the period and held for the entire six       before expenses, which is not the Fund's
month period August 1, 2005, through         actual return.
January 31, 2006.

ACTUAL EXPENSES

The table below provides information
about actual account values and actual
expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses
Paid During Period" to estimate the

====================================================================================================================================
                                                     ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING             ENDING             EXPENSES           ENDING           EXPENSES           ANNUALIZED
    SHARE          ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE       PAID DURING          EXPENSE
    CLASS           (10/25/05)          (1/31/06)(1)         PERIOD(2)         (1/31/06)           PERIOD(3)           RATIO

Institutional      $   1,000.00         $   1,014.90         $   1.69         $   1,022.08         $   3.16            0.62%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 25, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period August 1, 2005, through January 31, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 99 (October 25, 2005, through January 31, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Institutional Class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com                                  INC-INS-2                                          A I M Distributors, Inc.

AIM INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-81.80%

AEROSPACE & DEFENSE-0.64%

Systems 2001 Asset Trust LLC (Cayman
  Islands)-Series 2001, Class G, Pass Through
  Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13 (Acquired 02/09/05-10/27/05; Cost
  $4,228,233)(a)(b)(c)                         $    3,850,179   $  4,106,601
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.27%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $3,715,292)(a)(c)        3,115,000      3,293,085
----------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(c)                         1,755,000      1,753,719
----------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
  7.00%, 11/01/06(c)                                1,650,000      1,671,384
----------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(c)                         1,425,000      1,400,775
============================================================================
                                                                   8,118,963
============================================================================

AUTOMOBILE MANUFACTURERS-1.44%

DaimlerChrysler North America Holding Corp.,
  Gtd. Global Notes, 6.40%, 05/15/06(c)             1,870,000      1,876,938
----------------------------------------------------------------------------
  Series D, Gtd. Floating Rate Medium Term
  Notes, 4.99%, 05/24/06(c)(d)                      2,700,000      2,702,016
----------------------------------------------------------------------------
General Motors Corp., Unsec. Notes, 7.10%,
  03/15/06(c)                                       4,600,000      4,582,750
============================================================================
                                                                   9,161,704
============================================================================

BROADCASTING & CABLE TV--5.89%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(c)(e)                     2,745,000      1,852,875
----------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06(c)                                       1,500,000      1,521,870
----------------------------------------------------------------------------
Charter Communications Operating, LLC/
  Charter Communications Operating Capital
  Corp., Sr. Second Lien Notes, 8.00%,
  04/30/12 (Acquired 05/11/04; Cost
  $1,771,000)(a)(c)                                 1,840,000      1,844,600
----------------------------------------------------------------------------
Comcast Corp.,
  Sr. Sub. Deb., 10.63%, 07/15/12(c)                3,175,000      3,902,011
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06(c)        7,050,000      7,223,218
----------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(c)                                       5,030,000      6,471,296
----------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  7.75%, 08/15/06(c)                                1,955,000      1,982,683
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 01/27/06; Cost
  $4,722,360)(a)(c)(f)                         $    4,600,000   $  4,718,956
----------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06(c)                                       3,515,000      3,516,968
----------------------------------------------------------------------------
CSC Holdings, Inc.,
  Series B, Sr. Unsec. Unsub. Notes, 7.63%,
  04/01/11(c)                                         645,000        649,031
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 12/15/07(c)              1,925,000      1,968,312
----------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(c)                   1,600,000      1,857,648
============================================================================
                                                                  37,509,468
============================================================================

CASINOS & GAMING-0.34%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes,
  8.50%, 11/15/06(c)                                  340,000        348,626
----------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(c)                  1,750,000      1,792,140
============================================================================
                                                                   2,140,766
============================================================================

COMMERCIAL PRINTING-0.27%

Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(c)                                       1,770,000      1,744,813
============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.00%

Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes,
  7.38%, 01/15/14(c)                                   16,000         16,160
============================================================================

CONSUMER FINANCE-10.39%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 5.80%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $2,339,002)(a)(c)(d)                              2,300,000      2,303,473
----------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06(c)                                2,010,000      2,021,678
----------------------------------------------------------------------------
  8.75%, 02/01/07(c)                                3,810,000      3,940,988
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Sr. Unsec. Notes, 4.95%, 01/15/08(c)              6,010,000      5,560,572
----------------------------------------------------------------------------
  Unsec. Global Notes,
    6.50%, 01/25/07(c)                              4,500,000      4,477,455
----------------------------------------------------------------------------
    6.88%, 02/01/06(c)                             20,755,000     20,751,472
----------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes, 5.24%,
  05/18/06(c)(d)                                   27,280,000     27,185,611
============================================================================
                                                                  66,241,249
============================================================================

DISTILLERS & VINTNERS-0.31%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12(c)        1,900,000      1,999,750
============================================================================

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

DIVERSIFIED BANKS-6.63%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04-11/22/04; Cost
  $4,228,740)(a)(c)(g)                         $    3,790,000   $  3,844,080
----------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(c)(g)                         3,229,000      3,366,555
----------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $598,887)(a)(c)            540,000        540,211
----------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/21/05-
  04/22/05; Cost $6,649,844)(a)(c)                  5,340,000      6,779,130
----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes,
  8.85%, 06/01/27 (Acquired 05/22/03-
  11/22/04; Cost $6,116,283)(a)(c)                  4,840,000      5,238,961
----------------------------------------------------------------------------
Corporacion Andina de Fomento, Unsec. Global
  Notes, 6.88%, 03/15/12(c)                         2,100,000      2,271,591
----------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
  5.91% (Acquired 06/07/04; Cost
  $2,100,000)(a)(c)(g)                              2,100,000      2,155,083
----------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(c)                         3,790,000      4,043,020
----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  4.94%(c)(g)(h)                                    2,300,000      2,030,242
----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 4.19%, 08/29/87(c)(h)             2,700,000      2,295,864
----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 4.25%(c)(g)(h)                   3,270,000      2,858,945
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(c)                                2,080,000      2,667,538
----------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(c)(g)                                1,350,000      1,342,966
----------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 5.25%, 09/21/07 (Acquired 12/14/05;
  Cost $2,790,000)(a)(c)(d)                         2,790,000      2,799,067
============================================================================
                                                                  42,233,253
============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.56%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(c)                                3,525,000      3,557,042
----------------------------------------------------------------------------
United Rentals (North America), Inc., Sr.
  Unsec. Sub. Global Notes, 7.75%,
  11/15/13(c)                                             378            375
============================================================================
                                                                   3,557,417
============================================================================

ELECTRIC UTILITIES-3.69%

Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(c)                   3,050,000      3,094,469
----------------------------------------------------------------------------
Duke Capital LLC, Sr. Unsec. Notes, 4.30%,
  05/18/06(c)                                       2,750,000      2,746,122
----------------------------------------------------------------------------
Korea Electric Power Corp. (South Korea),
  Unsec. Gtd. Putable Disc. Yankee Deb.,
  7.95%, 04/01/16(c)(i)                             5,630,000      3,384,024
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

ELECTRIC UTILITIES-(CONTINUED)

Pepco Holdings, Inc., Unsec. Unsub. Notes,
  3.75%, 02/15/06(c)                           $    4,461,000   $  4,459,260
----------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr. Unsec.
  Notes,
  6.40%, 04/01/06(c)                                1,320,000      1,322,587
----------------------------------------------------------------------------
Progress Energy, Inc., Sr. Unsec. Notes,
  6.75%, 03/01/06(c)                                8,520,000      8,532,695
============================================================================
                                                                  23,539,157
============================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.07%

Waste Management, Inc., Unsec. Notes, 7.00%,
  10/15/06(c)                                         460,000        466,288
============================================================================

FOOD RETAIL-1.04%

ARAMARK Services Inc., Unsec. Gtd. Notes,
  7.00%, 07/15/06(c)                                2,218,000      2,237,053
----------------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13(c)                                       1,840,000      1,913,600
----------------------------------------------------------------------------
Kroger Co. (The), Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(c)                                2,099,000      2,130,338
----------------------------------------------------------------------------
Safeway Inc.,
  Sr. Sub. Deb., 9.88%, 03/15/07(c)                    77,000         80,739
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.15%, 03/01/06(c)                280,000        280,291
============================================================================
                                                                   6,642,021
============================================================================

GAS UTILITIES-0.88%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(c)           5,610,000      5,623,352
============================================================================

GENERAL MERCHANDISE STORES-0.15%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(c)                                  920,000        947,600
============================================================================

HEALTH CARE DISTRIBUTORS-0.39%

Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(c)                                2,445,000      2,481,699
============================================================================

HEALTH CARE SERVICES-0.94%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(c)                                       3,555,000      3,610,956
----------------------------------------------------------------------------
Orlando Lutheran Towers Inc., Bonds, 7.75%,
  07/01/11(c)                                       2,395,000      2,380,199
============================================================================
                                                                   5,991,155
============================================================================

HOMEBUILDING-1.43%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09(c)         2,725,000      2,904,305
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 08/15/11(c)              5,000,000      5,431,000
----------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(c)                           750,000        759,615
============================================================================
                                                                   9,094,920
============================================================================

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-0.31%

Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(c)                    $    1,945,000   $  2,003,350
============================================================================

HOUSEHOLD APPLIANCES-0.27%

Stanley Works Capital Trust I, Bonds, 5.90%,
  12/01/45 (Acquired 11/15/05; Cost
  $1,770,000)(a)(c)                                 1,770,000      1,734,968
============================================================================

HOUSEWARES & SPECIALTIES-1.33%

American Greetings Corp., Unsec. Putable
  Deb.,
  6.10%, 08/01/08(c)                                8,310,000      8,481,602
============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.36%

AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(c)                                2,078,083      2,285,891
----------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Global Notes,
  8.00%, 12/15/13(c)                                   19,000         21,226
============================================================================
                                                                   2,307,117
============================================================================

INDUSTRIAL CONGLOMERATES-1.52%

Tyco International Group S.A. (Luxembourg),
  Sr. Unsec. Gtd. Unsub. Yankee Notes,
  6.38%, 02/15/06(c)                                3,532,000      3,533,695
----------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Yankee Notes, 5.80%,
  08/01/06(c)                                       4,950,000      4,968,365
----------------------------------------------------------------------------
  URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,307,772)(a)(c)                                 1,155,000      1,166,977
============================================================================
                                                                   9,669,037
============================================================================

INTEGRATED OIL & GAS-2.30%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(c)                                       4,185,000      4,401,992
----------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06
    (c)                                             3,650,000      3,702,816
----------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28(c)                  6,000,000      6,525,000
============================================================================
                                                                  14,629,808
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.64%

France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 7.20%, 03/01/06(c)                    660,000        661,274
----------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Unsec. Gtd. Sub. Global Notes, 7.25%,
  02/15/11(c)                                       2,670,000      2,710,050
----------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)       1,735,000      2,251,110
----------------------------------------------------------------------------
Verizon California Inc.-
  Series F, Unsec. Deb., 6.75%, 05/15/27(c)         3,110,000      3,106,952
----------------------------------------------------------------------------
  Series G, Unsec. Deb., 5.50%, 01/15/09(c)         1,840,000      1,822,078
----------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(c)                                4,410,000      5,497,374
----------------------------------------------------------------------------
Verizon Hawaiian, Inc.-Series A, Unsec. Deb.,
  7.00%, 02/01/06(c)                                  955,000        954,990
----------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(c)                         3,055,000      3,108,065
----------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(c)                                       1,990,000      1,988,488
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(c)                     $    1,205,000   $  1,123,373
============================================================================
                                                                  23,223,754
============================================================================

LEISURE PRODUCTS-0.78%

Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(c)                                       4,890,000      4,964,084
============================================================================

LIFE & HEALTH INSURANCE-1.88%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,314,253)(a)(c)        1,330,000      1,365,471
----------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired 01/22/04-
  01/29/04; Cost $9,072,931)(a)(b)(c)               7,715,000      8,975,168
----------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(c)                                1,575,000      1,611,461
============================================================================
                                                                  11,952,100
============================================================================

METAL & GLASS CONTAINERS-0.24%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(c)                                       1,485,000      1,559,250
============================================================================

MOVIES & ENTERTAINMENT-1.21%

Time Warner Cos., Inc., Unsec. Deb., 9.15%,
  02/01/23(c)                                       5,420,000      6,684,594
----------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06(c)                  1,000,000      1,002,050
============================================================================
                                                                   7,686,644
============================================================================

MULTI-LINE INSURANCE-0.60%

Hanover Insurance Group, Inc. (The), Sr.
  Unsec. Unsub. Deb., 7.63%, 10/15/25(c)            3,670,000      3,817,277
============================================================================

MULTI-UTILITIES-0.21%

DTE Energy Co., Sr. Unsec. Unsub. Notes,
  6.45%, 06/01/06(c)                                1,320,000      1,326,587
============================================================================

MUNICIPALITIES-4.48%

Brownsville (City of), Texas; Taxable
  Refunding & Improvement Utilities System
  Series 2005 A RB, (INS-Ambac Assurance
  Corp.) 5.00%, 09/01/31(b)(c)                        585,000        604,013
----------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension
  Limited Tax Series 2005 A GO,
    4.61%, 02/15/14(c)                                700,000        676,375
----------------------------------------------------------------------------
    5.20%, 02/15/35(c)                              1,375,000      1,334,369
----------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital
  Improvement Limited Tax Series 2005 A-1 GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(b)(c)                                    1,430,000      1,362,075
----------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Taxable Series 2005
  A RB,
    4.87%, 07/15/16(c)                              1,185,000      1,152,815
----------------------------------------------------------------------------
    5.22%, 07/15/20(c)                              1,400,000      1,376,270
----------------------------------------------------------------------------

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
MUNICIPALITIES-(CONTINUED)

    5.28%, 01/15/22(c)                         $      900,000   $    884,250
----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series 2003 RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(b)(c)            7,800,000      8,063,250
----------------------------------------------------------------------------
Michigan (State of), Western Michigan
  University; Taxable Series 2005 RB, (INS-
  Ambac Assurance Corp.) 4.41%,
  11/15/14(b)(c)                                    1,175,000      1,163,661
----------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited
  Tax Series 2005 B GO, 4.65%, 05/15/15(c)          1,450,000      1,422,813
----------------------------------------------------------------------------
Oregon (State of) Community College
  Districts; Taxable Pension Limited Tax
  Series 2005 GO, (INS-Ambac Assurance Corp.)
  4.83%, 06/30/28(b)(c)                             1,900,000      1,778,476
----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB, (INS-Financial Guaranty Insurance
  Co.)
    3.69%, 07/01/07(b)(c)                           2,500,000      2,459,150
----------------------------------------------------------------------------
    4.21%, 07/01/08(b)(c)                           3,700,000      3,641,651
----------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  (INS-MBIA Insurance Corp.) 3.42%,
  07/10/30(b)(c)(j)                                 2,700,000      2,641,707
============================================================================
                                                                  28,560,875
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.43%

Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
  08/01/06(c)                                       2,320,000      2,295,594
----------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Gtd. Notes, 5.75%, 12/15/15 (Acquired
  01/26/06; Cost $1,077,890)(a)(c)                  1,090,000      1,078,828
----------------------------------------------------------------------------
  Series 12, Unsec. Gtd. Unsub. Notes, 5.75%,
  12/15/15 (Acquired 06/27/05; Cost
  $2,676,054)(a)(c)                                 2,695,000      2,662,660
----------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(c)                                       7,725,000      9,421,410
============================================================================
                                                                  15,458,492
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-7.58%

ING Capital Funding Trust III, Gtd. Trust
  Pfd. Global Bonds, 8.44%(c)(g)               $    3,200,000   $  3,637,184
----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-07/28/05;
  Cost $7,736,351)(a)(c)(g)                         6,845,000      7,520,602
----------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Series 1999-2,
  Class A1, Global Bonds, 9.69%, 08/15/09(c)        3,453,750      3,725,008
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(c)       2,225,001      2,263,204
----------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes,
  4.13%, 03/12/09 (Acquired 03/04/04; Cost
  $5,321,432)(a)(c)                                 5,325,000      5,070,944
----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands),
  Class A-1a, Sr. Floating Rate Notes, 4.95%,
  01/25/36 (Acquired 03/21/05; Cost
  $3,200,000)(a)(c)(d)(f)                           3,200,000      3,158,500
----------------------------------------------------------------------------
  Sr. Notes, 9.25%, 03/15/30 (Acquired
  01/10/03-09/22/04; Cost $5,704,016)(a)(c)         4,921,111      5,715,969
----------------------------------------------------------------------------
SIUK PLC (United Kingdom), Gtd. Trust Pfd.
  Yankee Notes, 8.23%, 02/01/27(c)                  3,060,000      3,260,583
----------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-
  Series A, Bonds, (INS-MBIA Insurance Corp.)
  5.57%, 02/15/45 (Acquired 03/11/05-
  05/03/05; Cost $6,037,929)(a)(b)(c)(k)           51,600,000      6,324,044
----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 5.42% (Acquired
  12/07/04; Cost $4,400,000)(a)(c)(g)(l)            4,400,000      4,404,514
----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(c)(g)               3,000,000      3,261,390
============================================================================
                                                                  48,341,942
============================================================================

PAPER PRODUCTS-0.00%

Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Global Notes, 8.50%, 02/01/11(c)                   768            351
============================================================================

PROPERTY & CASUALTY INSURANCE-3.86%

ACE INA Holdings, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.30%, 08/15/06(c)                  1,495,000      1,519,817
----------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(c)              1,400,000      1,502,284
----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(c)                    8,100,000      8,762,580
----------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $4,062,420)(a)(c)         3,805,000      3,803,592
----------------------------------------------------------------------------

AIM INCOME FUND

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Oil Insurance Ltd. (Bermuda),
  Sr. Unsec. Floating Rate Notes,
  4.59%, 10/06/06 (Acquired 10/12/05-
  10/13/05; Cost $2,297,638)(a)(c)(l)          $    2,315,000   $  2,313,479
----------------------------------------------------------------------------
  Unsec. Sub. Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-06/09/05; Cost $7,040,963)(a)(c)         6,800,000      6,700,108
============================================================================
                                                                  24,601,860
============================================================================

PUBLISHING-0.88%

NCS Pearson, Inc., Medium Term Notes, 7.38%,
  09/15/06 (Acquired 01/06/06-01/11/06; Cost
  $5,585,036)(a)(c)                                 5,500,000      5,595,205
============================================================================

RAILROADS-0.11%

Union Pacific Corp., Unsec. Notes, 6.40%,
  02/01/06(c)                                         675,000        674,912
============================================================================

REAL ESTATE-1.06%

Health Care Property Investors, Inc., Notes,
  5.63%, 05/01/17(c)                                2,050,000      2,003,650
----------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(c)                                       1,990,000      1,955,613
----------------------------------------------------------------------------
Summit Properties Partnership, L.P., Medium
  Term Notes, 7.04%, 05/09/06(c)                    1,000,000      1,004,140
----------------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%,
  05/01/09(c)                                       1,685,000      1,824,013
============================================================================
                                                                   6,787,416
============================================================================

REGIONAL BANKS-1.97%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 5.96%, 03/01/34(c)(d)        6,550,000      6,750,037
----------------------------------------------------------------------------
Frost National Bank (The), Unsec. Sub. Notes,
  6.88%, 08/01/11(c)                                2,400,000      2,587,032
----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 4.98%, 06/01/28(c)(d)                 1,160,000      1,125,966
----------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(c)                                       2,120,000      2,085,211
============================================================================
                                                                  12,548,246
============================================================================

REINSURANCE-1.52%

GE Global Insurance Holding Corp., Unsec. Notes,
  7.75%, 06/15/30(c)                                1,825,000      2,262,982
----------------------------------------------------------------------------
Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(c)              1,920,000      1,957,440
----------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-
  11/03/05; Cost $5,441,480)(a)(c)                  5,500,000      5,436,970
============================================================================
                                                                   9,657,392
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

RESTAURANTS-0.10%

YUM! Brands, Inc., Sr. Unsec. Notes, 8.50%,
  04/15/06(c)                                  $      650,000   $    654,342
============================================================================

SEMICONDUCTOR EQUIPMENT-0.00%

Amkor Technology, Inc., Sr. Unsec. Global
  Notes, 7.75%, 05/15/13(c)                               378            335
============================================================================

SOVEREIGN DEBT-1.56%

Federative Republic of Brazil (Brazil)-
  Series EI-L, Floating Rate Bonds, 5.19%,
  04/15/06(c)(h)                                      736,000        737,803
----------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04; Cost $4,428,938)(a)(c)        3,950,000      4,213,465
----------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes, 7.50%,
  04/08/33(c)                                       4,255,000      4,983,031
============================================================================
                                                                   9,934,299
============================================================================

SPECIALTY CHEMICALS-0.85%

ICI North America Inc., Unsec. Deb., 8.88%,
  11/15/06(c)                                         920,000        944,987
----------------------------------------------------------------------------
Stauffer Chemical, Deb., 5.78%, 04/15/18
  (Acquired 07/25/05; Cost
  $4,509,189)(a)(f)(k)                              8,950,000      4,460,680
============================================================================
                                                                   5,405,667
============================================================================

THRIFTS & MORTGAGE FINANCE-1.41%

Countrywide Home Loans, Inc.-Series J, Gtd.
  Medium Term Global Notes, 5.50%,
  08/01/06(c)                                       5,350,000      5,365,997
----------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(c)                    3,305,000      3,603,243
============================================================================
                                                                   8,969,240
============================================================================

TOBACCO-0.30%

Altria Group, Inc., Unsec. Notes, 6.38%,
  02/01/06(c)                                       1,925,000      1,924,750
============================================================================

TRADING COMPANIES & DISTRIBUTORS-1.09%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05-
  03/03/05; Cost $7,063,757)(a)(c)                  6,225,000      6,955,753
============================================================================

TRUCKING-1.11%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                                6,675,000      7,078,437
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.51%

Telephone & Data Systems, Inc., Unsec. Notes,
  7.00%, 08/01/06(c)                                3,250,000      3,271,385
============================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $527,055,661)                                  521,392,813
============================================================================

AIM INCOME FUND


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES-- 14.79%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-7.72%

Pass Through Ctfs.,
  8.50%, 03/01/10(c)                           $       32,761   $     33,663
----------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(c)                       72,071         74,659
----------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/35(c)                    2,912,465      2,989,525
----------------------------------------------------------------------------
  5.50%, 09/01/16 to 12/01/33(c)                    3,472,806      3,463,136
----------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33(c)                    1,704,402      1,731,947
----------------------------------------------------------------------------
  7.50%, 06/01/30(c)                                    4,846          5,084
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/21 (c)(m)                           16,500,000     16,298,906
----------------------------------------------------------------------------
  5.50%, 02/01/36(c)(m)                            24,819,766     24,571,568
============================================================================
                                                                  49,168,488
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.42%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(c)                      244,389        256,086
----------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(c)                      605,965        628,750
----------------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35(c)                    2,971,870      3,052,484
----------------------------------------------------------------------------
  6.00%, 07/01/17 to 01/01/19(c)                    1,835,446      1,876,585
----------------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18(c)                      727,667        720,350
----------------------------------------------------------------------------
  8.50%, 10/01/28(c)                                  103,287        112,157
----------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(c)                      462,482        494,233
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/21(c)(m)                             2,295,080      2,267,109
----------------------------------------------------------------------------
  5.50%, 02/01/21 to 02/01/35 (c)(m)               24,755,720     24,577,162
----------------------------------------------------------------------------
  6.00%, 02/01/36(c)(m)                             6,886,700      6,955,567
============================================================================
                                                                  40,940,483
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.65%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32(c)                      327,040        346,641
----------------------------------------------------------------------------
  8.50%, 11/15/24(c)                                  164,844        179,641
----------------------------------------------------------------------------
  8.00%, 09/20/26(c)                                   71,851         76,735
----------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32(c)                      978,123      1,023,998
----------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31(c)                       29,643         31,144
----------------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33(c)                    1,051,053      1,079,108
----------------------------------------------------------------------------
  5.50%, 02/15/34(c)                                1,395,733      1,402,852
============================================================================
                                                                   4,140,119
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $94,875,182)                                          94,249,090
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------


ASSET-BACKED SECURITIES-5.50%

COLLATERALIZED MORTGAGE OBLIGATIONS-- 0.23%

Federal Home Loan Bank (FHLB)-Series TQ-
  2015, Class A, Pass Through Ctfs.,5.07%,
  10/20/15(c)                                  $    1,475,507   $  1,465,606
============================================================================

CONSUMER RECEIVABLES-0.55%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  5.05%, 10/25/36 (Acquired 03/24/04-
  05/26/04; Cost $3,526,262)(a)(d)(f)               3,560,597      3,524,991
============================================================================

MULTI-SECTOR HOLDINGS-0.24%

Longport Funding Ltd.-Series 2005-2A, Class
  A1J, Floating Rate Bonds, 4.76%, 02/03/40
  (Acquired 03/31/05; Cost
  $1,500,000)(a)(d)(f)                              1,500,000      1,500,000
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.82%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired 06/01/00-
  01/26/06; Cost $8,956,427)(a)(c)                  7,780,000      9,296,602
----------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $1,500,000)(a)(f)                            1,500,000      1,466,805
----------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 12/12/03-
  11/04/04; Cost $3,512,705)(a)(f)                  3,500,000      3,498,530
----------------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A, Ctfs.,
  6.67%, 02/04/17 (Acquired 04/30/04; Cost
  $10,000,000)(a)(f)                               10,000,000     10,080,700
============================================================================
                                                                  24,342,637
============================================================================

PROPERTY & CASUALTY INSURANCE-0.66%

North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $4,327,916)(a)(c)                                 4,300,000      4,240,101
============================================================================
    Total Asset-Backed Securities (Cost
      $34,786,988)                                                35,073,335
============================================================================

                                                   SHARES
WARRANTS & OTHER EQUITY INTERESTS-- 4.65%

BROADCASTING & CABLE TV-0.00%

ONO Finance PLC (United Kingdom)-REGS-Wts.,
  expiring 01/05/09 (Acquired 07/30/99; Cost
  $0)(a)(f)(n)(o)                                         300              0
============================================================================

DIVERSIFIED BANKS-0.61%

HSBC Capital Funding L.P. (United Kingdom),
  4.61% Pfd. (Acquired 11/05/03; Cost
  $3,869,958)(a)(c)                                 4,150,000      3,892,244
============================================================================

AIM INCOME FUND

                                                   SHARES          VALUE
----------------------------------------------------------------------------

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(a)(f)(n)(o)                        3,845   $          0
----------------------------------------------------------------------------
O'Sullivan Industries, Inc-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost
  $0)(a)(f)(n)(o)                                       3,845              0
============================================================================
                                                                           0
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $48,673)(a)(f)(n)(o)                                  6,485              0
============================================================================

LIFE & HEALTH INSURANCE-0.33%

Aegon N.V. (Netherlands), 6.38% Pfd                    83,000      2,095,750
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.77%

Auction Pass-Through Trust-Series 2001-1,
  Class A, 5.55% Floating Rate Pfd. (Acquired
  10/03/05; Cost $5,000,000)(a)(d)(f)(p)                   20      5,000,000
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 5.02%
  Floating Rate Pfd. (Acquired 03/17/04-
  09/28/04; Cost $6,529,479)(a)(c)(d)                   6,700      6,673,126
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 4.87%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $2,050,610)(a)(c)(d)                                  2,100      2,053,855
----------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.05%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $3,885,868)(a)(c)(d)                                  4,000      3,900,684
============================================================================
                                                                  17,627,665
============================================================================

THRIFTS & MORTGAGE FINANCE-0.94%

Fannie Mae-Series J, 4.72% Floating Rate
  Pfd.(q)                                              59,700      2,996,940
----------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate
  Pfd.(q)                                              59,700      3,011,865
============================================================================
                                                                   6,008,805
============================================================================
    Total Warrants & Other Equity Interests
      (Cost $29,468,393)                                          29,624,464
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-3.31%(R)

AUSTRALIA-1.09%

New South Wales Treasury Corp. (Sovereign
  Debt)-Series 14RG, Gtd. Euro Bonds, 5.50%,
  08/01/14(c)                 AUD                   9,200,000      6,950,187
============================================================================

JAPAN-1.03%

Takefuji Corp. (Consumer Finance), Sr. Unsec.
  Medium Term Euro Notes,
  1.02%, 03/01/34(c)                 JPY        1,400,000,000      6,580,113
============================================================================

----------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT          VALUE

UNITED KINGDOM-0.64%

Sutton Bridge Financing Ltd. (Electric
  Utilities)-REGS, Gtd. Euro Bonds, 8.63%,
  06/30/22 (Acquired 05/29/97-06/16/03; Cost
  $3,156,974)(a)(c)       GBP                  $  1,967,478     $  4,098,776
============================================================================

UNITED STATES OF AMERICA-0.55%

International Bank for Reconstruction &
  Development (The) (Diversified Banks)-
  Series E, Sr. Unsec. Medium Term Global
  Notes,
  6.73%, 08/20/07(c)(k)               NZD         5,600,000        3,469,242
============================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $19,264,954)                                    21,098,318
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-1.60%

FEDERAL HOME LOAN BANK (FHLB)-0.52%

Unsec. Global Bonds,
  4.10%, 06/13/08(c)                              3,400,000        3,342,506
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.08%

Unsec. Floating Rate Global Notes,
  5.49%, 02/17/09(c)(l)                           7,000,000        6,879,040
============================================================================
    Total U.S. Government Agency Securities
      (Cost $10,383,256)                                          10,221,546
============================================================================

U.S. TREASURY SECURITIES-0.59%

U.S. TREASURY BONDS-0.26%

3.38%, 02/28/07(c)                                1,670,000(s)     1,649,125
============================================================================

U.S. TREASURY INFLATION-INDEXED BONDS-0.26%

2.00%, 07/15/14(c)                                1,600,000(s)(t)  1,681,187
============================================================================

U.S. TREASURY STRIPS-0.07%

4.63%, 11/15/24(c)(u)                             1,000,000          410,470
============================================================================
    Total U.S. Treasury Securities (Cost
      $3,783,624)                                                  3,740,782
============================================================================

BUNDLED SECURITIES-0.14%

Targeted Return Index Securities Index Trust-
  Series HY 2005-1, Sec. Bonds, 7.65%,
  06/15/15 (Acquired 07/20/05; Cost $889,425)
  (Cost $887,681)(a)(c)                             842,927          861,186
============================================================================

                                                   SHARES

MONEY MARKET FUNDS-0.05%

Liquid Assets Portfolio-Institutional
  Class(v)                                            163,917        163,917
----------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(v)           163,917        163,917
============================================================================
    Total Money Market Funds (Cost $327,834)                         327,834
============================================================================
TOTAL INVESTMENTS-112.43% (Cost $720,833,573)                    716,589,368
============================================================================
OTHER ASSETS LESS LIABILITIES-(12.43%)                           (79,227,521)
============================================================================
NET ASSETS-100.00%                                              $637,361,847
____________________________________________________________________________
============================================================================

AIM INCOME FUND

Investment Abbreviations:

AUD      - Australian Dollar
CARS     - Convertible Auction Rate Securities
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
EUR      - Euro
GBP      - British Pound Sterling
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
JPY      - Japanese Yen
Jr.      - Junior
LILACS   - Life Insurance and Life Annuities Backed Charitable Securities
NZD      - New Zealand Dollar
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
STRIPS   - Separately Traded Registered Interest and Principal Security
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $186,368,744, which represented 29.24% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $678,625,273, which represented 106.47% of the Fund's Net Assets. See
    Note 1A.
(d) Interest and/or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2006.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at January 31, 2006 represented 0.29% of the Fund's Net Assets.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $37,409,162, which represented 5.87% of the Fund's Net Assets.
(g) Perpetual bond with no specified maturity date.
(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2006.
(i) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(k) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase by the Fund.
(l) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2006.
(m) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1G.
(n) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(o) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2006 was less than 1% of the Fund's Net Assets. See Note 1A.
(p) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value as of January 31, 2006 represented 0.78% of the Fund's Net Assets. See Note 3.
(q) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on January 31, 2006.
(r) Foreign denominated security. Par value is denominated in currency indicated.
(s) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 9.
(t) Principal amount of security and interest payments are adjusted for inflation.
(u) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(v) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $715,505,739)      $711,261,534
-----------------------------------------------------------
Investments in affiliates (cost $5,327,834)       5,327,834
===========================================================
  Total Investments (cost $720,833,573)         716,589,368
===========================================================
Foreign currencies, at value (cost $57)                  58
-----------------------------------------------------------
Receivables for:
  Investments sold                                8,774,942
-----------------------------------------------------------
  Investments sold to affiliates                    618,714
-----------------------------------------------------------
  Fund shares sold                                  579,950
-----------------------------------------------------------
  Dividends and interest                         10,314,763
-----------------------------------------------------------
  Investments matured (Note 11)                     565,250
-----------------------------------------------------------
  Principal paydowns                                 86,167
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              184,821
-----------------------------------------------------------
Other assets                                         93,980
===========================================================
    Total assets                                737,808,013
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          97,509,385
-----------------------------------------------------------
  Fund shares reacquired                          1,278,609
-----------------------------------------------------------
  Dividends                                         691,006
-----------------------------------------------------------
  Foreign currency contracts closed                   1,437
-----------------------------------------------------------
  Foreign currency contracts outstanding             85,077
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                247,104
-----------------------------------------------------------
  Variation margin                                   58,768
-----------------------------------------------------------
Accrued distribution fees                           235,254
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,133
-----------------------------------------------------------
Accrued transfer agent fees                         249,171
-----------------------------------------------------------
Accrued operating expenses                           88,222
===========================================================
    Total liabilities                           100,446,166
===========================================================
Net assets applicable to shares outstanding    $637,361,847
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $932,821,773
-----------------------------------------------------------
Undistributed net investment income              (5,693,693)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                    (284,813,700)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                      (4,952,533)
===========================================================
                                               $637,361,847
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $344,743,934
___________________________________________________________
===========================================================
Class B                                        $136,762,368
___________________________________________________________
===========================================================
Class C                                        $ 30,248,089
___________________________________________________________
===========================================================
Class R                                        $  3,019,372
___________________________________________________________
===========================================================
Investor Class                                 $122,187,814
___________________________________________________________
===========================================================
Institutional Class                            $    400,270
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          54,194,012
___________________________________________________________
===========================================================
Class B                                          21,476,722
___________________________________________________________
===========================================================
Class C                                           4,764,696
___________________________________________________________
===========================================================
Class R                                             475,248
___________________________________________________________
===========================================================
Investor Class                                   19,176,145
___________________________________________________________
===========================================================
Institutional Class                                  62,885
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.36
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.36 / 95.25%)        $       6.68
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       6.37
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       6.35
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       6.35
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       6.37
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       6.37
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $18,107,774
-------------------------------------------------------------------------
Dividends                                                         575,678
-------------------------------------------------------------------------
Dividends from affiliates                                         131,395
=========================================================================
    Total investment income                                    18,814,847
=========================================================================

EXPENSES:

Advisory fees                                                   1,390,046
-------------------------------------------------------------------------
Administrative services fees                                       99,315
-------------------------------------------------------------------------
Custodian fees                                                     46,269
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         442,488
-------------------------------------------------------------------------
  Class B                                                         740,818
-------------------------------------------------------------------------
  Class C                                                         158,235
-------------------------------------------------------------------------
  Class R                                                           6,692
-------------------------------------------------------------------------
  Investor Class                                                  160,126
-------------------------------------------------------------------------
Transfer agent fees--A, B, C, R & Investor                        885,538
-------------------------------------------------------------------------
Transfer agent fees--Institutional                                     53
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          16,038
-------------------------------------------------------------------------
Other                                                             188,803
=========================================================================
    Total expenses                                              4,134,421
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (20,692)
=========================================================================
    Net expenses                                                4,113,729
=========================================================================
Net investment income                                          14,701,118
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(12,649))                 1,797,041
-------------------------------------------------------------------------
  Foreign currencies                                             (207,881)
-------------------------------------------------------------------------
  Foreign currency contracts                                      291,801
-------------------------------------------------------------------------
  Futures contracts                                            (2,542,373)
=========================================================================
                                                                 (661,412)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (9,930,443)
-------------------------------------------------------------------------
  Foreign currencies                                               18,532
-------------------------------------------------------------------------
  Foreign currency contracts                                     (309,956)
-------------------------------------------------------------------------
  Futures contracts                                               204,560
=========================================================================
                                                              (10,017,307)
=========================================================================
Net gain (loss) from investment securities, foreign
  currencies, foreign currency contracts and futures
  contracts                                                   (10,678,719)
=========================================================================
Net increase in net assets resulting from operations          $ 4,022,399
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $14,701,118     $  29,462,285
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                            (661,412)       13,556,367
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                  (10,017,307)          397,850
===========================================================================================
    Net increase in net assets resulting from operations        4,022,399        43,416,502
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                     (10,995,076)      (23,725,927)
-------------------------------------------------------------------------------------------
  Class B                                                      (4,047,861)      (10,055,364)
-------------------------------------------------------------------------------------------
  Class C                                                        (866,053)       (1,984,217)
-------------------------------------------------------------------------------------------
  Class R                                                         (79,446)         (116,637)
-------------------------------------------------------------------------------------------
  Investor Class                                               (3,971,596)       (9,373,602)
-------------------------------------------------------------------------------------------
  Institutional Class                                              (3,465)               --
===========================================================================================
    Decrease in net assets resulting from distributions       (19,963,497)      (45,255,747)
===========================================================================================
Share transactions-net:
  Class A                                                      (3,435,294)      (27,027,949)
-------------------------------------------------------------------------------------------
  Class B                                                     (16,054,374)      (39,542,595)
-------------------------------------------------------------------------------------------
  Class C                                                      (1,292,587)       (4,539,854)
-------------------------------------------------------------------------------------------
  Class R                                                         711,137         1,056,744
-------------------------------------------------------------------------------------------
  Investor Class                                               (5,572,792)      (32,922,939)
-------------------------------------------------------------------------------------------
  Institutional Class                                             401,305                --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (25,242,605)     (102,976,593)
===========================================================================================
    Net increase (decrease) in net assets                     (41,183,703)     (104,815,838)
===========================================================================================

NET ASSETS:

  Beginning of period                                         678,545,550       783,361,388
===========================================================================================
  End of period (including undistributed net investment
    income of $(5,693,693) and $(431,314), respectively)      $637,361,847    $ 678,545,550
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM INCOME FUND

brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee income is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

AIM INCOME FUND

     Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2006, AIM waived fees of $387.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $930.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $99,315.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $885,538 for Class A, Class B, Class C, Class R and Investor Class shares and $53 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of

AIM INCOME FUND

such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $442,488, $740,818, $158,235, $6,692 and $160,126, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2006, ADI advised the Fund that it retained $46,589 in front-end sales commissions from the sale of Class A shares and $124, $34,327, $678 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              CHANGE IN
                                                                              UNREALIZED
                               VALUE        PURCHASES        PROCEEDS        APPRECIATION      VALUE      DIVIDEND     REALIZED
FUND                          07/31/05       AT COST        FROM SALES      (DEPRECIATION)    01/31/06     INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                      $ 635,346     $ 54,546,618    $ (55,018,047)       $   --        $163,917    $31,801       $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                        635,346       54,546,618      (55,018,047)           --        163,917      31,872           --
=================================================================================================================================
    Subtotal                 $1,270,692    $109,093,236    $(110,036,094)       $   --        $327,834    $63,673       $   --
=================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended January 31, 2006.

                                                                                  CHANGE IN
                                                                                  UNREALIZED
                                   VALUE        PURCHASES        PROCEEDS        APPRECIATION       VALUE       DIVIDEND
FUND                              07/31/05       AT COST        FROM SALES      (DEPRECIATION)     01/31/06      INCOME
------------------------------------------------------------------------------------------------------------------------
Auction Pass-Through
  Trust-Series 2001-1, Class A,
  Floating Rate Pfd.             $      --     $  5,000,000    $          --        $   --        $5,000,000    $67,722
========================================================================================================================
    Total                        $1,270,692    $114,093,236    $(110,036,094)       $   --        $5,327,834    $131,395
________________________________________________________________________________________________________________________
========================================================================================================================


                                  REALIZED
FUND                             GAIN (LOSS)
-------------------------------
Auction Pass-Through
  Trust-Series 2001-1, Class A,
  Floating Rate Pfd.               $   --
===============================
    Total                          $   --
_______________________________
===============================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2006, the Fund engaged in securities sales of $774,580, which resulted in net realized gains (losses) of $(12,649) and purchases of $529,880.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $19,375.

AIM INCOME FUND

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $3,041 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FOREIGN CURRENCY CONTRACTS

                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------
                                                    CONTRACT TO                       UNREALIZED
SETTLEMENT                                     ----------------------     VALUE      APPRECIATION
DATE                          CURRENCY          DELIVER     RECEIVE     01/31/06    (DEPRECIATION)
--------------------------------------------------------------------------------------------------
03/13/06               British Pound Sterling  2,115,000  $ 3,711,825  $ 3,763,141    $ (51,316)
--------------------------------------------------------------------------------------------------
03/13/06               New Zealand Dollar      4,865,000    3,397,910    3,329,504       68,406
--------------------------------------------------------------------------------------------------
04/24/06               Australian Dollar       8,800,000    6,556,880    6,659,047     (102,167)
==================================================================================================
                                                          $13,666,615  $13,751,692    $ (85,077)
__________________________________________________________________________________________________
==================================================================================================

                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------
                                                    CONTRACT TO                        REALIZED
CLOSED                                         ----------------------     VALUE          GAIN
DATE                          CURRENCY          RECEIVE     DELIVER     01/31/06        (LOSS)
--------------------------------------------------------------------------------------------------
01/06/06               British Pound Sterling  160,000    $   280,800  $   282,237    $  (1,437)
__________________________________________________________________________________________________
==================================================================================================

AIM INCOME FUND

NOTE 9--FUTURES CONTRACTS

On January 31, 2006, $3,030,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                         OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                       NO. OF           MONTH/            VALUE           APPRECIATION
CONTRACT                                              CONTRACTS       COMMITMENT         01/31/06        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                                68         Sep-06/Long       $ 16,162,750        $ (85,340)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                               277         Dec-06/Long         65,863,675         (351,122)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-trade                                96         Mar-07/Long         22,838,400          (55,542)
-----------------------------------------------------------------------------------------------------------------------
Japanese Government 10 Year Bonds                         17         Mar-06/Short      (19,820,413)          129,198
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                               713         Mar-06/Long        146,053,594         (209,206)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                               643         Mar-06/Long         67,987,203         (262,403)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                              419         Mar-06/Long         45,435,313          202,308
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                              110         Mar-06/Long         12,412,812            7,762
=======================================================================================================================
                                                                                       $356,933,334        $(624,345)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2005 to utilizing $205,576,492 of capital loss carryforward in the fiscal year ended July 31, 2006.

    The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2006                                                   $  8,811,288
-----------------------------------------------------------------------------
July 31, 2007                                                     25,933,590
-----------------------------------------------------------------------------
July 31, 2008                                                     40,380,261
-----------------------------------------------------------------------------
July 31, 2009                                                     36,238,439
-----------------------------------------------------------------------------
July 31, 2010                                                     96,935,672
-----------------------------------------------------------------------------
July 31, 2011                                                     67,966,234
-----------------------------------------------------------------------------
July 31, 2013                                                      1,850,846
=============================================================================
Total capital loss carryforward                                 $278,116,330
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 23, 2003, the date of the reorganization to AIM Global Income Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM INCOME FUND

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $267,411,630 and $292,648,556, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $850,000 par value, Series B Senior Unsecured Notes, 9.25%, which were due October 1, 2002. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  2,994,469
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (14,839,705)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(11,845,236)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $728,434,604.

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                     JANUARY 31,                      JULY 31,
                                                                         2006                           2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,612,758    $ 29,681,009      8,293,937    $  54,548,610
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,800,087      11,589,363      3,615,616       23,824,897
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        664,420       4,262,008      1,037,334        6,818,998
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        140,346         899,650        218,153        1,434,231
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               1,488,519       9,604,226      3,094,081       20,402,173
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                          66,224         422,711             --               --
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,283,921       8,253,202      2,745,732       18,083,697
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        461,258       2,954,133      1,086,772        7,164,424
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        106,273         681,004        237,059        1,558,115
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         12,374          79,250         17,672          116,088
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 553,452       3,558,256      1,277,149        8,425,538
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                             544           3,465             --               --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,190,491       7,643,378      2,131,500       14,027,383
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,189,591)     (7,643,378)    (2,129,425)     (14,027,383)
========================================================================================================================
Reacquired:
  Class A                                                     (7,634,417)    (49,012,883)   (17,262,658)    (113,687,639)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,569,771)    (22,954,492)    (8,574,545)     (56,504,533)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (973,906)     (6,235,599)    (1,966,402)     (12,916,967)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (41,884)       (267,763)       (75,258)        (493,575)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (2,915,907)    (18,735,274)    (9,376,304)     (61,750,650)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                          (3,883)        (24,871)            --               --
========================================================================================================================
                                                              (3,948,692)   $(25,242,605)   (15,629,587)   $(102,976,593)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Institutional Class shares commenced sales on October 25, 2005.

AIM INCOME FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                                    JANUARY 31,          --------------------------------------------------------
                                                        2006               2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   6.52           $   6.54    $   6.51    $   6.20    $   6.91    $   7.14
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.15               0.28(a)     0.28(a)     0.34(a)     0.44(a)(b)     0.53
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             (0.11)              0.12        0.15        0.35       (0.70)      (0.23)
=================================================================================================================================
    Total from investment operations                      0.04               0.40        0.43        0.69       (0.26)       0.30
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.20)             (0.42)      (0.40)      (0.38)      (0.43)      (0.51)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                         --                 --          --          --       (0.02)      (0.02)
=================================================================================================================================
    Total distributions                                  (0.20)             (0.42)      (0.40)      (0.38)      (0.45)      (0.53)
=================================================================================================================================
Net asset value, end of period                        $   6.36           $   6.52    $   6.54    $   6.51    $   6.20    $   6.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           0.64%              6.27%       6.64%      11.36%      (4.05)%      4.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $344,744           $356,661    $384,741    $446,526    $281,966    $346,967
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.04%(d)           1.01%(e)     0.99%(e)     1.02%     0.96%       0.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.63%(d)           4.27%       4.25%       5.19%       6.57%(b)     7.57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  40%                85%        155%        141%         70%         83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $351,104,501.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.02% and 1.00% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

AIM INCOME FUND

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                                    JANUARY 31,          --------------------------------------------------------
                                                        2006               2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   6.52           $   6.55    $   6.52    $   6.21    $   6.92    $   7.14
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.12               0.23(a)     0.23(a)     0.29(a)     0.39(a)(b)     0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             (0.09)              0.11        0.15        0.35       (0.70)      (0.23)
=================================================================================================================================
    Total from investment operations                      0.03               0.34        0.38        0.64       (0.31)       0.25
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.18)             (0.37)      (0.35)      (0.33)      (0.38)      (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                         --                 --          --          --       (0.02)      (0.02)
=================================================================================================================================
    Total distributions                                  (0.18)             (0.37)      (0.35)      (0.33)      (0.40)      (0.47)
=================================================================================================================================
Net asset value, end of period                        $   6.37           $   6.52    $   6.55    $   6.52    $   6.21    $   6.92
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           0.42%              5.32%       5.86%      10.53%      (4.76)%      3.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $136,762           $156,363    $196,237    $256,642    $216,710    $237,118
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.79%(d)           1.76%(e)     1.74%(e)     1.77%     1.71%       1.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  3.88%(d)           3.52%       3.50%       4.44%       5.82%(b)     6.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  40%                85%        155%        141%         70%         83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $146,955,703.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

AIM INCOME FUND

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                         JANUARY 31,          ---------------------------------------------------
                                                             2006              2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   6.50           $  6.53    $  6.51    $  6.19    $  6.91    $  7.13
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.12              0.23(a)    0.23(a)    0.29(a)    0.39(a)(b)    0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.09)             0.11       0.14       0.36      (0.71)     (0.23)
=================================================================================================================================
    Total from investment operations                           0.03              0.34       0.37       0.65      (0.32)      0.25
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.18)            (0.37)     (0.35)     (0.33)     (0.38)     (0.45)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              --                --         --         --      (0.02)     (0.02)
=================================================================================================================================
    Total distributions                                       (0.18)            (0.37)     (0.35)     (0.33)     (0.40)     (0.47)
=================================================================================================================================
Net asset value, end of period                             $   6.35           $  6.50    $  6.53    $  6.51    $  6.19    $  6.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                0.42%             5.34%      5.72%     10.73%     (4.92)%     3.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $ 30,248           $32,305    $36,947    $41,912    $37,769    $44,216
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        1.79%(d)          1.76%(e)    1.74%(e)    1.77%    1.71%      1.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           3.88%(d)          3.52%      3.50%      4.44%      5.82%(b)    6.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                       40%               85%       155%       141%        70%        83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $31,389,069.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f)  Not annualized for periods less than one year.

                                                                                           CLASS R
                                                              ------------------------------------------------------------------
                                                                                                                   JUNE 2, 2002
                                                                                                                    (DATE SALES
                                                              SIX MONTHS ENDED                                     COMMENCED) TO
                                                                JANUARY 31,                                          JULY 31,
                                                                    2006              2005      2004      2003         2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 6.51            $6.53     $6.51     $6.20        $ 6.53
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.15             0.26(a)   0.26(a)   0.32(a)       0.06(a)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.12)            0.12      0.14      0.35         (0.32)
================================================================================================================================
    Total from investment operations                                 0.03             0.38      0.40      0.67         (0.26)
================================================================================================================================
Less distributions:
  Dividends from net investment income                              (0.19)           (0.40)    (0.38)    (0.36)        (0.05)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                    --               --        --        --         (0.02)
================================================================================================================================
    Total distributions                                             (0.19)           (0.40)    (0.38)    (0.36)        (0.07)
================================================================================================================================
Net asset value, end of period                                     $ 6.35            $6.51     $6.53     $6.51        $ 6.20
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                      0.51%            5.99%     6.20%    11.08%        (4.01)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $3,019            $2,371    $1,331    $ 509        $   10
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                              1.29%(d)         1.26%(e)  1.24%(e)  1.27%         1.21%(f)
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net assets                 4.38%(d)         4.02%     4.00%     4.94%         6.32%(b)(f)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(g)                                             40%              85%      155%      141%           70%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,654,726.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.27% and 1.25% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

AIM INCOME FUND

                                                                                INVESTOR CLASS
                                                              --------------------------------------------------
                                                                                                   SEPTEMBER 30,
                                                                                                       2003
                                                                                                    (DATE SALES
                                                                                     YEAR ENDED    COMMENCED) TO
                                                              SIX MONTHS ENDED        JULY 31,       JULY 31,
                                                              JANUARY 31, 2006          2005           2004
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   6.53            $   6.55       $   6.71
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.15                0.28(a)        0.24(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.11)               0.12          (0.06)
================================================================================================================
    Total from investment operations                                  0.04                0.40           0.18
================================================================================================================
Less distributions from net investment income                        (0.20)              (0.42)         (0.34)
================================================================================================================
Net asset value, end of period                                    $   6.37            $   6.53       $   6.55
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                       0.64%               6.26%          2.67%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $122,188            $130,845       $164,105
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursement                       1.04%(c)            1.01%          1.00%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursement                    1.04%(c)            1.02%          1.01%(d)
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income to average net assets                  4.63%(c)            4.27%          4.24%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                              40%                 85%           155%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $127,056,733.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL
                                                                    CLASS
                                                                -------------
                                                                 OCTOBER 25,
                                                                    2005
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 JANUARY 31,
                                                                    2006
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 6.39
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.10
-----------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (0.01)
=============================================================================
    Total from investment operations                                 0.09
=============================================================================
Less distributions from net investment income                       (0.11)
=============================================================================
Net asset value, end of period                                     $ 6.37
_____________________________________________________________________________
=============================================================================
Total return(a)                                                      1.49%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  400
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                              0.62%(b)
_____________________________________________________________________________
=============================================================================
Ratio of net investment income to average net assets                 5.04%(b)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(c)                                             40%
_____________________________________________________________________________
=============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $194,591.
(c)  Not annualized for periods less than one year.

AIM INCOME FUND


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

AIM INCOME FUND

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INCOME FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                        SECTOR EQUITY                            AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund(3)                AIM Advantage Health Sciences Fund       AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund                          AIM Growth Allocation Fund(2)
AIM Basic Value Fund                         AIM Financial Services Fund              AIM Moderate Allocation Fund
AIM Blue Chip Fund(3)                        AIM Global Health Care Fund              AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund              AIM Moderately Conservative Allocation Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund
AIM Constellation Fund                       AIM Leisure Fund                               DIVERSIFIED PORTFOLIOS
AIM Diversified Dividend Fund                AIM Multi-Sector Fund
AIM Dynamics Fund                            AIM Real Estate Fund(1)                  AIM Income Allocation Fund
AIM Large Cap Basic Value Fund               AIM Technology Fund                      AIM International Allocation Fund
AIM Large Cap Growth Fund                    AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(1)                    FIXED INCOME
AIM Mid Cap Growth Fund(4)
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund(4)                   AIM High Yield Fund
AIM S&P 500 Index Fund                       AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund                    AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(1)                 AIM Money Market Fund
AIM Small Company Growth Fund(4)             AIM Short Term Bond Fund
AIM Summit Fund                              AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                    Premier Portfolio
AIM Trimark Small Companies Fund             Premier U.S. Government Money Portfolio
AIM Weingarten Fund(3)
                                             TAX-FREE
*Domestic equity and income fund
                                             AIM High Income Municipal Fund(1)
      INTERNATIONAL/GLOBAL EQUITY            AIM Municipal Bond Fund
                                             AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund                  Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Value Fund                        ==============================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             ==============================================================================
                                             AIMinvestments.com                INC-SAR-1           A I M Distributors, Inc.

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

       If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

AIM Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.


                      [YOUR GOALS. OUR SOLUTIONS.]--REGISTERED TRADEMARK--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash         [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management        --REGISTERED TRADEMARK--
                               Plans    Accounts
------------------------------------------------------------------------

                                                AIM INTERMEDIATE GOVERNMENT FUND
                            Semiannual Report to Shareholders o January 31, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM Investments Logo Appears Here]
  --Registered Trademark--                        --Registered Trademark--

AIM INTERMEDIATE GOVERNMENT FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                           o The unmanaged LEHMAN BROTHERS              OTHER INFORMATION
                                              INTERMEDIATE U.S. GOVERNMENT AND
o Class B shares are not available as an      MORTGAGE INDEX is a market-weighted          o The returns shown in management's
investment for retirement plans               combination of the unmanaged LEHMAN          discussion of Fund performance are based
maintained pursuant to Section 401 of         BROTHERS INTERMEDIATE U.S. GOVERNMENT        on net asset values calculated for
the Internal Revenue Code, including          BOND INDEX and the unmanaged LEHMAN          shareholder transactions. Generally
401(k) plans, money purchase pension          BROTHERS MORTGAGE BACKED SECURITIES          accepted accounting principles require
plans and profit sharing plans. Plans         FIXED RATE INDEX. It includes securities     adjustments to be made to the net assets
that had existing accounts invested in        in the intermediate maturity range of        of the Fund at period end for financial
Class B shares prior to September 30,         the U.S. Government Index that must have     reporting purposes, and as such, the net
2003, will continue to be allowed to          between one year and 10 years to final       asset values for shareholder
make additional purchases.                    maturity, regardless of call features,       transactions and the returns based on
                                              and fixed-rate mortgage-backed               those net asset values may differ from
o Class R shares are available only to        securities collateralized by 15-year,        the net asset values and returns
certain retirement plans. Please see the      30-year and balloon mortgages issued by      reported in the Financial Highlights.
prospectus for more information.              GNMA, FHLMC or FNMA.
                                                                                           The Fund provides a complete list of its
o Investor Class shares are closed to         o The LIPPER INTERMEDIATE U.S.               holdings four times in each fiscal year,
most investors. For more information on       GOVERNMENT BOND FUND INDEX represents an     at the quarter-ends. For the second and
who may continue to invest in Investor        average of the 30 largest                    fourth quarters, the lists appear in the
Class shares, please see the prospectus.      intermediate-term U.S. government bond       Fund's semiannual and annual reports to
                                              funds tracked by Lipper, Inc., an            shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN THE FUND      independent mutual fund performance          quarters, the Fund files the lists with
                                              monitor.                                     the Securities and Exchange Commission
o The Fund invests in securities issued                                                    (SEC) on Form N-Q. The most recent list
or backed by the U.S. government, its         o The unmanaged MSCI WORLD INDEX is a        of portfolio holdings is available at
agencies or instrumentalities. They offer     group of global securities tracked by        AIMinvestments.com. From our home page,
a high degree of safety and, in the case      Morgan Stanley Capital International.        click on Products & Performance, then
of Treasury securities, are guaranteed as                                                  Mutual Funds, then Fund Overview. Select
to timely payment of principal and            o The unmanaged STANDARD & POOR'S            your Fund from the drop-down menu and
interest if held to maturity. Some            COMPOSITE INDEX OF 500 STOCKS (the S&P       click on Complete Quarterly Holdings.
securities purchased by the Fund are not      500--Registered Trademark-- Index) is an     Shareholders can also look up the Fund's
guaranteed by the U.S. government. Fund       index of common stocks frequently used       Forms N-Q on the SEC's Web site at
shares are not insured, and their value       as a general measure of U.S. stock           sec.gov. Copies of the Fund's Forms N-Q
or yield will vary with market                market performance.                          may be reviewed and copied at the SEC's
conditions.                                                                                Public Reference Room at 450 Fifth
                                              o The Fund is not managed to track the       Street, N.W., Washington, D.C.
o A change in interest rates will affect      performance of any particular index,         20549-0102. You can obtain information
the performance of the Funds'                 including the indexes defined here, and      on the operation of the Public Reference
investments in debt securities.               consequently, the performance of the         Room, including information about
                                              Fund may deviate significantly from the      duplicating fee charges, by calling
o The Fund may invest a portion of its        performance of the indexes.                  202-942-8090 or 800-732-0330, or by
assets in mortgage-backed securities,                                                      electronic request at the following
which may lose value if mortgages are         o A direct investment cannot be made in      e-mail address: publicinfo@sec.gov. The
prepaid in response to falling interest       an index. Unless otherwise indicated,        SEC file numbers for the Fund are
rates.                                        index results include reinvested             811-05686 and 033-39519.
                                              dividends, and they do not reflect sales
ABOUT INDEXES USED IN THIS REPORT             charges. Performance of an index of          A description of the policies and
                                              funds reflects fund expenses;                procedures that the Fund uses to
o The unmanaged LEHMAN BROTHERS U.S.          performance of a market index does not.      determine how to vote proxies relating
AGGREGATE BOND INDEX (the Lehman                                                           to portfolio securities is available
Aggregate), which represents the U.S.                                                      without charge, upon request, from our
investment-grade fixed-rate bond market                                                    Client Services department at
(including government and corporate                                                        800-959-4246 or on the AIM Web site,
securities, mortgage pass-through                                                          AIMinvestments.com. On the home page,
securities and asset-backed securities),                                                   scroll down and click on AIM Funds Proxy
is compiled by Lehman Brothers, a global                                                   Policy. The information is also
investment bank.                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

======================================================================================     =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class A Shares                      AGOVX
======================================================================================     Class B Shares                      AGVBX
                                                                                           Class C Shares                      AGVCX
                                                                                           Class R Shares                      AGVRX
                                                                                           Investor Class Shares               AGIVX
                                                                                           =========================================

NOT FDIC INSURED                  MAY LOSE VALUE               NO BANK GUARANTEE


AIMinvestments.com

AIM INTERMEDIATE GOVERNMENT FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors minds during the six months covered by this report, stocks and bonds posted gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned
    [GRAHAM         4.67%. Results for international stocks were more
     PHOTO]         impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                    Aggregate Bond Index gained 0.84%.

                       Within equity indexes, there was a good deal of variation
                    in the performance of different sectors and markets. Energy
 ROBERT H. GRAHAM   outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       Bond performance also varied, with short- and
                    intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields
   [WILLIAMSON      was relatively narrow across the maturity spectrum, making
      PHOTO]        short- and intermediate-term bonds, which are generally
                    perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

MARK H. WILLIAMSON     A number of key developments affected markets and the
                    economy during the reporting period:

                       o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                       o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                       o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                       o In 2005, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,
                    /S/ ROBERT H. GRAHAM                  /S/ MARK H. WILLIAMSON
                    Robert H. Graham                      Mark H. Williamson
                    President & Vice Chair,               President,
                    AIM Funds                             A I M Advisors, Inc.

                    March 21, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERMEDIATE GOVERNMENT FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
    [CROCKETT       interests are at the forefront of every decision your board
      PHOTO]        makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o  Board approval of voluntary fee reductions, which
 BRUCE L. CROCKETT        are saving shareholders more than $20 million
                          annually, based on asset levels of March 31, 2005.

                       o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,
                    /S/ BRUCE L. CROCKETT
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    March 21, 2006

AIM INTERMEDIATE GOVERNMENT FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================     and direction of interest rates. We
PERFORMANCE SUMMARY                           ========================================     develop a six-to 12-month strategic
                                              FUND VS. INDEXES                             outlook, and we look to take advantage
For the six months ended January 31,                                                       of shorter term tactical opportunities
2006, Class A shares of AIM Intermediate      Total returns, 7/31/05-1/31/06,              when they arise. This strategic outlook
Government Fund, excluding sales              excluding applicable sales charges. If       helps determine where we allocate Fund
charges, underperformed the Fund's broad      sales charges were included, returns         assets among the three sectors
market and style-specific indexes. The        would be lower.                              represented in our style-specific
primary reason for this underperformance                                                   benchmark--U.S. Treasuries, U.S. agency
was due to the Fund having a shorter          Class A Shares                     0.76%     bonds and U.S. agency MBS--and where we
duration than its indexes. Your Fund's                                                     position the Fund's duration within a
long-term performance appears on Page 5.      Class B Shares                     0.28      band of plus or minus 1.50 years around
                                                                                           our benchmark's duration. This duration
                                              Class C Shares                     0.39      band places limits on how much principal
                                                                                           risk we take relative to our benchmark.
                                              Class R Shares                     0.52
                                                                                              After our top-down strategic
                                              Investor Class Shares              0.78      decisions, we identify securities we
                                                                                           believe are undervalued given the
                                              Lehman Brothers U.S. Aggregate               prevailing market environment or
                                              Bond Index (Broad Market Index)    0.84      potential future developments. Examples
                                                                                           of this security selection process
                                              Lehman Brothers Intermediate                 include: (1) deciding whether to buy
                                              U.S. Government and Mortgage                 callable securities, (2) deciding how
                                              Index (Style-specific Index)       1.12      many months or years of call protection
                                                                                           we want, and (3) identifying
                                              Lipper Intermediate U.S.                     mortgage-backed securities that might
                                              Government Bond Fund Index                   exhibit faster or slower refinancing
                                              (Peer Group Index)                 0.82      activity than other mortgages with the
                                                                                           same coupon and maturity.
                                              SOURCE: LIPPER INC.
                                              ========================================        Instances in which we sell a security
======================================================================================     include, but are not limited to, when:

HOW WE INVEST                                 mark," by using calculated risks in          o A change in the economic or market
                                              sector allocation, duration management       outlook indicates assets should be
We believe that in a variety of market        and security selection to take advantage     reallocated
environments, a portfolio of                  of prevailing market conditions and
intermediate-maturity bonds and               likely future developments. "Duration"       o A mortgage security is prepaying
mortgage-backed securities (MBS)              is a measure of a debt security's            faster or slower than we would like
guaranteed by the U.S. government and         sensitivity to interest rate changes,
its agencies has the potential to             expressed in terms of years. Longer          o A security is likely to be called, and
provide a more efficient risk/return          durations usually are more sensitive to      we prefer to own one with a longer
tradeoff than a portfolio holding only        interest rate movements.                     maturity date
one of these asset classes.
                                                 We begin by assessing the overall         o A security has become fully valued
   We seek to enhance returns relative        economic environment and its likely
to our style-specific index, which we         impact on the level                                                        (continued)
call our "bench-

========================================      ========================================     ========================================
PORTFOLIO COMPOSITION                         TOP FIXED INCOME ISSUERS*                    TOTAL NET ASSETS          $666.8 MILLION

Based on total investments                    Based on total investments                   TOTAL NUMBER OF HOLDINGS*            563

         [PIE CHART]                          1. Federal National Mortgage
                                                 Association (FNMA)              35.6%
U.S. Agency Obligations            20.2%      2. Federal Home Loan Mortgage Corp.
U.S. Treasury Obligations           1.1%         (FHLMC)                         28.2
Money Market Funds                 11.8%      3. Federal Home Loan Bank (FHLB)   12.8
Mortgage Obligations               66.9%      4. Government National Mortgage
                                                Association (GNMA)                7.7
                                              5. Tennessee Valley Authority       1.4
                                              6. U.S. Treasury                    1.1
                                              7. Federal Farm Credit Bank         1.0
                                              8. Private Export Funding Company   0.5

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================      ========================================     ========================================

AIM INTERMEDIATE GOVERNMENT FUND

MARKET CONDITIONS AND YOUR FUND               duration may result in somewhat higher       vided competitive returns while
                                              returns, greater share price instability     maintaining a relatively stable share
Over the reporting period, the Federal        may also result.                             price over the reporting period. Thank
Reserve Board (the Fed) raised its                                                         you for your continued investment in AIM
federal funds target rate five times, in      o While the high-coupon, low-duration        Intermediate Government Fund.
increments of 25 basis points (0.25%).        mortgages in which we invest provide the
The federal funds rate is the interest        highest yield of any sector in which we      THE VIEWS AND OPINIONS EXPRESSED IN
rate at which depository institutions         invest, they also help us manage the         MANAGEMENT'S DISCUSSION OF FUND
lend money overnight to one another from      duration of the Fund, enabling us to         PERFORMANCE ARE THOSE OF A I M ADVISORS,
their Federal Reserve balances. This key      maintain our defensive positioning.          INC. THESE VIEWS AND OPINIONS ARE
interest rate rose from 3.25% at the                                                       SUBJECT TO CHANGE AT ANY TIME BASED ON
beginning of the reporting period to             Another ongoing strategy we employed      FACTORS SUCH AS MARKET AND ECONOMIC
4.50% at its close in response to             is the use of a type of short-term           CONDITIONS. THESE VIEWS AND OPINIONS MAY
evidence of an expanding economy and          borrowing known as a reverse repurchase      NOT BE RELIED UPON AS INVESTMENT ADVICE
concern about potential inflation.            agreement (reverse repo), whereby the        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                              Fund lends securities in exchange for        PARTICULAR SECURITY. THE INFORMATION IS
   This monetary tightening particularly      cash according to an agreement               NOT A COMPLETE ANALYSIS OF EVERY ASPECT
affected interest rates of short-term         stipulating when the borrower will           OF ANY MARKET, COUNTRY, INDUSTRY,
Treasuries. What then Fed Chairman Alan       return the securities. The Fund can then     SECURITY OR THE FUND. STATEMENTS OF FACT
Greenspan described as a "conundrum" was      deploy the cash in an effort to enhance      ARE FROM SOURCES CONSIDERED RELIABLE,
the fact that long-term Treasury rates        total return by purchasing a security        BUT A I M ADVISORS, INC. MAKES NO
did not respond to the Fed's actions as       either to provide additional income or       REPRESENTATION OR WARRANTY AS TO THEIR
they have in the past. In fact, by the        to take advantage of capital                 COMPLETENESS OR ACCURACY. ALTHOUGH
end of 2005, yields on long maturity          appreciation opportunities. Your Fund        HISTORICAL PERFORMANCE IS NO GUARANTEE
Treasuries were lower than they were          uses reverse repos to provide ready cash     OF FUTURE RESULTS, THESE INSIGHTS MAY
before this round of monetary tightening      to take advantage of tactical                HELP YOU UNDERSTAND OUR INVESTMENT
began, and the difference in yield            opportunities that may arise.                MANAGEMENT PHILOSOPHY.
between three-month and 30-year
Treasuries was less than 50 basis                In addition to reverse repurchase               See important Fund and index
points.                                       agreements, the Fund engages in another           disclosures inside front cover.
                                              short-term borrowing strategy known as
   In this time of continued Fed rate         dollar rolls. A dollar roll is a                                 SCOT W. JOHNSON,
increases, we did not change our              mortgage transaction which requires the                          Chartered Financial
investment strategies. We continued to        Fund to sell a security with an                  [JOHNSON        Analyst, senior
keep the duration of the Fund's               agreement to repurchase a substantially           PHOTO]         portfolio manager,
portfolio around three years, maintain        similar security at an agreed upon price                         is lead portfolio
portfolio duration shorter than the           and date. During the period between the                          manager of AIM
Fund's style-specific index, and invest       sale and the repurchase, the Fund is not                         Intermediate
in a fairly consistent weighting of MBS.      able to receive interest and principal                           Government Fund.
                                              on the security sold. However, the Fund      Mr. Johnson joined AIM in 1994. He
   Our rationale for maintaining these        can deploy the cash, combined with any       received both a B.A. in economics and an
strategies can be explained as follows:       additional fee income from the sale, in      M.B.A. in finance from Vanderbilt
                                              short-term instruments. The investment       University.
o At the end of the reporting period,         in short-term securities may provide the
your Fund's duration was 3.18 years,          Fund additional income or allow it to                            CLINT DUDLEY,
while the duration of the style-specific      take advantage of capital appreciation                           Chartered Financial
index was 3.48 years. Our short-duration      opportunities. During the reporting               [DUDLEY        Analyst, portfolio
strategy detracted from the Fund's            period, your Fund used dollar rolls in             PHOTO]        manager, is
performance during the reporting period,      an attempt to enhance return and to                              portfolio manager of
however, as short-term interest rates         manage the impact of positive cash                               AIM Intermediate
rose faster than long-term yields. This       balances.                                                        Government Fund. Mr.
resulted in longer dated maturities                                                                            Dudley joined AIM in
outperforming shorter dated securities.       IN CLOSING                                   1998, was promoted to money market
We sustained a shorter duration than the                                                   portfolio manager in 2000 and assumed
benchmark so as to position the Fund          Our ongoing strategy is to position the      his current duties in 2001. He received
defensively among our peers. We believe       Fund's sector allocations to provide an      both a B.B.A. and an M.B.A. from Baylor
our defensive positioning in a rising         efficient risk/return relationship so        University.
interest rate environment may provide         that expected returns are appropriate
shareholders greater safety of                for the level of risk taken. We believe      Assisted by the Taxable Investment Grade
principal.                                    that by managing sector weights and          Bond Team
                                              portfolio duration, we can navigate
o We maintained a short-duration stance       through or take advantage of prevailing              [RIGHT ARROW GRAPHIC]
during this time of rising interest           market conditions. We are pleased to
rates based on the knowledge that while       have pro-                                    FOR A PRESENTATION OF YOUR FUND'S
a portfolio of longer                                                                      LONG-TERM PERFORMANCE, PLEASE SEE PAGE
                                                                                           5.

AIM INTERMEDIATE GOVERNMENT FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================      ========================================
AVERAGE ANNUAL TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/06, including applicable           As of 12/31/05, most recent calendar
sales charges                                 quarter-end, including applicable sales
                                              charges
CLASS A SHARES
Inception (4/28/87)                5.96%      CLASS A SHARES
10 Years                           4.22       Inception (4/28/87)                5.98%
 5 Years                           3.04       10 Years                           4.27
 1 Year                           -3.35        5 Years                           3.21
CLASS B SHARES                                 1 Year                           -3.29
Inception (9/7/93)                 4.28%      CLASS B SHARES
10 Years                           4.11       Inception (9/7/93)                 4.29%
 5 Years                           2.91       10 Years                           4.15
 1 Year                           -4.20        5 Years                           3.13
CLASS C SHARES                                 1 Year                           -4.03
Inception (8/4/97)                 4.00%      CLASS C SHARES
 5 Years                           3.26       Inception (8/4/97)                 4.04%
 1 Year                           -0.33        5 Years                           3.48
CLASS R SHARES                                 1 Year                           -0.16
10 Years                           4.46%      CLASS R SHARES
 5 Years                           3.78       10 Years                           4.52%
 1 Year                            1.13        5 Years                           3.99
INVESTOR CLASS SHARES                          1 Year                            1.30
10 Years                           4.73%      INVESTOR CLASS SHARES
 5 Years                           4.06       10 Years                           4.79%
 1 Year                            1.42        5 Years                           4.26
========================================       1 Year                            1.60
                                              ========================================

CLASS R SHARES' INCEPTION DATE IS                THE PERFORMANCE DATA QUOTED REPRESENT     FOR THE PERIOD INVOLVED. THE CDSC ON
JUNE 3, 2002. RETURNS SINCE THAT DATE ARE     PAST PERFORMANCE AND CANNOT GUARANTEE        CLASS B SHARES DECLINES FROM 5%
HISTORICAL RETURNS. ALL OTHER RETURNS         COMPARABLE FUTURE RESULTS; CURRENT           BEGINNING AT THE TIME OF PURCHASE To 0%
ARE BLENDED RETURNS OF HISTORICAL CLASS       PERFORMANCE MAY BE LOWER OR HIGHER.          AT THE BEGINNING OF THE SEVENTH YEAR.
R SHARE PERFORMANCE AND RESTATED CLASS A      PLEASE VISIT AIMinvestments.com FOR THE      THE CDSC ON CLASS C SHARES IS 1% FOR THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO       MOST RECENT MONTH-END PERFORMANCE.           FIRST YEAR AFTER PURCHASE. CLASS R
THE INCEPTION DATE OF CLASS R SHARES) AT      PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DO NOT HAVE A FRONT-END SALES
NET ASSET VALUE, ADJUSTED TO REFLECT THE      DISTRIBUTIONS, CHANGES IN NET ASSET          CHARGE; RETURNS SHOWN ARE AT NET ASSET
HIGHER RULE 12B-1 FEES APPLICABLE TO          VALUE AND THE EFFECT OF THE MAXIMUM          VALUE AND DO NOT REFLECT A 0.75% CDSC
CLASS R SHARES                                SALES CHARGE UNLESS OTHERWISE STATED.        THAT MAY BE IMPOSED ON A TOTAL
                                              PERFORMANCE FIGURES DO NOT REFLECT           REDEMPTION OF RETIREMENT PLAN ASSETS
   INVESTOR CLASS SHARES' INCEPTION DATE      DEDUCTION OF TAXES A SHAREHOLDER WOULD       WITHIN THE FIRST YEAR. INVESTOR CLASS
IS SEPTEMBER 30, 2003. RETURNS SINCE          PAY ON FUND DISTRIBUTIONS OR SALE OF         SHARES DO NOT HAVE A FRONT-END SALES
THAT DATE ARE HISTORICAL RETURNS. ALL         FUND SHARES. INVESTMENT RETURN AND           CHARGE OR A CDSC; THEREFORE, PERFORMANCE
OTHER RETURNS ARE BLENDED RETURNS OF          PRINCIPAL VALUE WILL FLUCTUATE SO THAT       IS AT NET ASSET VALUE.
HISTORICAL INVESTOR CLASS SHARE               YOU MAY HAVE A GAIN OR LOSS WHEN YOU
PERFORMANCE AND RESTATED CLASS A SHARE        SELL SHARES.                                    THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE (FOR PERIODS PRIOR TO THE                                                      CLASSES WILL DIFFER DUE TO DIFFERENT
INCEPTION DATE OF INVESTOR CLASS SHARES)         CLASS A SHARE PERFORMANCE REFLECTS        SALES CHARGE STRUCTURES AND CLASS
AT NET ASSET VALUE AND REFLECT THE RULE       THE MAXIMUM 4.75% SALES CHARGE, AND          EXPENSES.
12B-1 FEES APPLICABLE TO CLASS A SHARES.      CLASS B AND CLASS C SHARE PERFORMANCE
                                              REFLECTS THE APPLICABLE CONTINGENT
                                              DEFERRED SALES CHARGE (CDSC)

AIM INTERMEDIATE GOVERNMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       expenses that you paid over the period.      after expenses for the period ended
                                              Simply divide your account value by          January 31, 2006, appear in the table
As a shareholder of the Fund, you incur       $1,000 (for example, an $8,600 account       "Fund vs. Indexes" on Page 3.
two types of costs: (1) transaction           value divided by $1,000 = 8.6), then
costs, which may include sales charges        multiply the result by the number in the        The hypothetical account values and
(loads) on purchase payments; contingent      table under the heading entitled "Actual     expenses may not be used to estimate the
deferred sales charges on redemptions;        Expenses Paid During Period" to estimate     actual ending account balance or
and redemption fees, if any; and (2)          the expenses you paid on your account        expenses you paid for the period. You
ongoing costs, including management           during this period. Because the actual       may use this information to compare the
fees; distribution and/or service fees        ending account value and expense             ongoing costs of investing in the Fund
(12b-1); and other Fund expenses. This        information in the example is not based      and other funds. To do so, compare this
example is intended to help you               upon a six month period for the Investor     5% hypothetical example with the 5%
understand your ongoing costs (in             Class shares, the ending account value       hypothetical examples that appear in the
dollars) of investing in the Fund and to      and expense information may not provide      shareholder reports of the other funds.
compare these costs with ongoing costs        a meaningful comparison to mutual funds
of investing in other mutual funds. With      that provide such information for a full        Please note that the expenses shown
the exception of the actual ending            six month period.                            in the table are meant to highlight your
account value and expenses of the                                                          ongoing costs only and do not reflect
Investor Class shares, the example is         HYPOTHETICAL EXAMPLE FOR COMPARISON          any transactional costs, such as sales
based on an investment of $1,000              PURPOSES                                     charges (loads) on purchase payments,
invested at the beginning of the period                                                    contingent deferred sales charges on
and held for the entire period August 1,      The table below also provides                redemptions, and redemption fees, if
2005, through January 31, 2006.               information about hypothetical account       any. Therefore, the hypothetical
                                              values and hypothetical expenses based       information is useful in comparing
ACTUAL EXPENSES                               on the Fund's actual expense ratio and       ongoing costs only, and will not help
                                              an assumed rate of return of 5% per year     you determine the relative total costs
The table below provides information          before expenses, which is not the Fund's     of owning different funds. In addition,
about actual account values and actual        actual return. The Fund's actual             if these transactional costs were
expenses. You may use the information in      cumulative total returns at net asset        included, your costs would have been
this table, together with the amount you      value                                        higher.
invested, to estimate the

====================================================================================================================================
                                                       ACTUAL                      HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                           BEGINNING           ENDING         EXPENSES       ENDING           EXPENSES        ANNUALIZED
       SHARE             ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING   ACCOUNT VALUE     PAID DURING         EXPENSE
       CLASS               (8/1/05)         (1/31/06)(1)      PERIOD(2)     (1/31/06)         PERIOD(2)          RATIO
         A                $1,000.00         $1,007.60          $ 6.63       $1,018.60          $ 6.67            1.31%
         B                 1,000.00          1,002.80           10.40        1,014.82           10.46            2.06
         C                 1,000.00          1,003.90           10.40        1,014.82           10.46            2.06
         R                 1,000.00          1,005.20            7.88        1,017.34            7.93            1.56
      Investor             1,000.00          1,007.80            6.17        1,019.06            6.21            1.22

(1)  The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
     31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year.
====================================================================================================================================

                                                                                           [ARROW
                                                                                            BUTTON        For More Information Visit
                                                                                            IMAGE]        AIMinvestments.com

AIM INTERMEDIATE GOVERNMENT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment       o The quality of services to be provided     o Overall performance of AIM. The Board
Securities Funds (the "Board") oversees       by AIM. The Board reviewed the               considered the overall performance of
the management of AIM Intermediate            credentials and experience of the            AIM in providing investment advisory and
Government Fund (the "Fund") and, as          officers and employees of AIM who will       portfolio administrative services to the
required by law, determines annually          provide investment advisory services to      Fund and concluded that such performance
whether to approve the continuance of         the Fund. In reviewing the                   was satisfactory.
the Fund's advisory agreement with A I M      qualifications of AIM to provide
Advisors, Inc. ("AIM"). Based upon the        investment advisory services, the Board      o Fees relative to those of clients of
recommendation of the Investments             reviewed the qualifications of AIM's         AIM with comparable investment
Committee of the Board, at a meeting          investment personnel and considered such     strategies. The Board reviewed the
held on June 30, 2005, the Board,             issues as AIM's portfolio and product        advisory fee rate for the Fund under the
including all of the independent              review process, various back office          Advisory Agreement. The Board noted that
trustees, approved the continuance of         support functions provided by AIM and        this rate was the same as the initial
the advisory agreement (the "Advisory         AIM's equity and fixed income trading        advisory fee rate for a variable
Agreement") between the Fund and AIM for      operations. Based on the review of these     insurance fund advised by AIM and
another year, effective July 1, 2005.         and other factors, the Board concluded       offered to insurance company separate
                                              that the quality of services to be           accounts with investment strategies
   The Board considered the factors           provided by AIM was appropriate and that     comparable to those of the Fund. Based
discussed below in evaluating the             AIM currently is providing satisfactory      on this review, the Board concluded that
fairness and reasonableness of the            services in accordance with the terms of     the advisory fee rate for the Fund under
Advisory Agreement at the meeting on          the Advisory Agreement.                      the Advisory Agreement was fair and
June 30, 2005 and as part of the Board's                                                   reasonable.
ongoing oversight of the Fund. In their       o The performance of the Fund relative
deliberations, the Board and the              to comparable funds. The Board reviewed      o Fees relative to those of comparable
independent trustees did not identify         the performance of the Fund during the       funds with other advisors. The Board
any particular factor that was                past one, three and five calendar years      reviewed the advisory fee rate for the
controlling, and each trustee attributed      against the performance of funds advised     Fund under the Advisory Agreement. The
different weights to the various              by other advisors with investment            Board compared effective contractual
factors.                                      strategies comparable to those of the        advisory fee rates at a common asset
                                              Fund. The Board noted that the Fund's        level and noted that the Fund's rate was
   One of the responsibilities of the         performance in such periods was below        below the median rate of the funds
Senior Officer of the Fund, who is            the median performance of such               advised by other advisors with
independent of AIM and AIM's affiliates,      comparable funds. Based on this review       investment strategies comparable to
is to manage the process by which the         and after taking account of all of the       those of the Fund that the Board
Fund's proposed management fees are           other factors that the Board considered      reviewed. Based on this review, the
negotiated to ensure that they are            in determining whether to continue the       Board concluded that the advisory fee
negotiated in a manner which is at arm's      Advisory Agreement for the Fund, the         rate for the Fund under the Advisory
length and reasonable. To that end, the       Board concluded that no changes should       Agreement was fair and reasonable.
Senior Officer must either supervise a        be made to the Fund and that it was not
competitive bidding process or prepare        necessary to change the Fund's portfolio     o Expense limitations and fee waivers.
an independent written evaluation. The        management team at this time. However,       The Board noted that there were no fee
Senior Officer has recommended an             due to the Fund's under-performance, the     waivers or expense limitations currently
independent written evaluation in lieu        Board also concluded that it would be        in effect for the Fund. The Board
of a competitive bidding process and,         appropriate for management and the Board     concluded that no such waivers or
upon the direction of the Board, has          to continue to closely monitor the           limitations were necessary at this time
prepared such an independent written          performance of the Fund.                     because the Fund's overall expense ratio
evaluation. Such written evaluation also                                                   was comparable to the median expense
considered certain of the factors             o The performance of the Fund relative       ratio of the funds advised by other
discussed below. In addition, as              to indices. The Board reviewed the           advisors with investment strategies
discussed below, the Senior Officer made      performance of the Fund during the past      comparable to those of the Fund that the
certain recommendations to the Board in       one, three and five calendar years           Board reviewed.
connection with such written evaluation.      against the performance of the Lipper
                                              Intermediate U.S. Government Fund Index.     o Breakpoints and economies of scale.
   The discussion below serves as a           The Board noted that the Fund's              The Board reviewed the structure of the
summary of the Senior Officer's               performance for the one and five year        Fund's advisory fee under the Advisory
independent written evaluation and            periods was below the performance of         Agreement, noting that it includes three
recommendations to the Board in               such Index and comparable to such Index      breakpoints. The Board reviewed the
connection therewith, as well as a            for the three year period. Based on this     level of the Fund's advisory fees, and
discussion of the material factors and        review and after taking account of all       noted that such fees, as a percentage of
the conclusions with respect thereto          of the other factors that the Board          the Fund's net assets, have decreased as
that formed the basis for the Board's         considered in determining whether to         net assets increased because the
approval of the Advisory Agreement.           continue the Advisory Agreement for the      Advisory Agreement includes breakpoints.
After consideration of all of the             Fund, the Board concluded that no            The Board concluded that the Fund's fee
factors below and based on its informed       changes should be made to the Fund and       levels under the Advisory Agreement
business judgment, the Board determined       that it was not necessary to change the      therefore reflect economies of scale and
that the Advisory Agreement is in the         Fund's portfolio management team at this     that it was not necessary to change the
best interests of the Fund and its            time. However, due to the Fund's             advisory fee breakpoints in the Fund's
shareholders and that the compensation        under-performance, the Board also            advisory fee schedule.
to AIM under the Advisory Agreement is        concluded that it would be appropriate
fair and reasonable and would have been       for management and the Board to continue     o Investments in affiliated money market
obtained through arm's length                 to closely monitor the performance of        funds. The Board also took into account
negotiations.                                 the Fund.                                    the fact that uninvested cash and cash
                                                                                           collateral from securities lending
o The nature and extent of the advisory       o Meeting with the Fund's portfolio          arrangements (collectively, "cash
services to be provided by AIM. The           managers and investment personnel. With      balances") of the Fund may be invested
Board reviewed the services to be             respect to the Fund, the Board is            in money market funds advised by AIM
provided by AIM under the Advisory            meeting periodically with such Fund's        pursuant to the terms of an SEC
Agreement. Based on such review, the          portfolio managers and/or other              exemptive order. The Board found that
Board concluded that the range of             investment personnel and believes that       the Fund may realize certain benefits
services to be provided by AIM under the      such individuals are competent and able      upon investing cash balances in AIM
Advisory Agreement was appropriate and        to continue to carry out their               advised money market funds, including a
that AIM currently is providing services      responsibilities under the Advisory          higher net return, increased liquidity,
in accordance with the terms of the           Agreement.                                   increased diversification or decreased
Advisory Agreement.                                                                        transaction costs. The Board also found
                                                                                           that

                                                                                                                         (continued)

AIM INTERMEDIATE GOVERNMENT FUND

the Fund will not receive reduced             o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
services if it invests its cash balances      Board considered the benefits realized       determining whether to continue the
in such money market funds. The Board         by AIM as a result of brokerage              Advisory Agreement for the Fund, the
noted that, to the extent the Fund            transactions executed through "soft          Board considered the fact that AIM,
invests in affiliated money market            dollar" arrangements. Under these            along with others in the mutual fund
funds, AIM has voluntarily agreed to          arrangements, brokerage commissions paid     industry, is subject to regulatory
waive a portion of the advisory fees it       by the Fund and/or other funds advised       inquiries and litigation related to a
receives from the Fund attributable to        by AIM are used to pay for research and      wide range of issues. The Board also
such investment. The Board further            execution services. This research is         considered the governance and compliance
determined that the proposed securities       used by AIM in making investment             reforms being undertaken by AIM and its
lending program and related procedures        decisions for the Fund. The Board            affiliates, including maintaining an
with respect to the lending Fund is in        concluded that such arrangements were        internal controls committee and
the best interests of the lending Fund        appropriate.                                 retaining an independent compliance
and its respective shareholders. The                                                       consultant, and the fact that AIM has
Board therefore concluded that the            o AIM's financial soundness in light of      undertaken to cause the Fund to operate
investment of cash collateral received        the Fund's needs. The Board considered       in accordance with certain governance
in connection with the securities             whether AIM is financially sound and has     policies and practices. The Board
lending program in the money market           the resources necessary to perform its       concluded that these actions indicated a
funds according to the procedures is in       obligations under the Advisory               good faith effort on the part of AIM to
the best interests of the lending Fund        Agreement, and concluded that AIM has        adhere to the highest ethical standards,
and its respective shareholders.              the financial resources necessary to         and determined that the current
                                              fulfill its obligations under the            regulatory and litigation environment to
o Independent written evaluation and          Advisory Agreement.                          which AIM is subject should not prevent
recommendations of the Fund's Senior                                                       the Board from continuing the Advisory
Officer. The Board noted that, upon           o Historical relationship between the        Agreement for the Fund.
their direction, the Senior Officer of        Fund and AIM. In determining whether to
the Fund had prepared an independent          continue the Advisory Agreement for the
written evaluation in order to assist         Fund, the Board also considered the
the Board in determining the                  prior relationship between AIM and the
reasonableness of the proposed                Fund, as well as the Board's knowledge
management fees of the AIM Funds,             of AIM's operations, and concluded that
including the Fund. The Board noted that      it was beneficial to maintain the
the Senior Officer's written evaluation       current relationship, in part, because
had been relied upon by the Board in          of such knowledge. The Board also
this regard in lieu of a competitive          reviewed the general nature of the
bidding process. In determining whether       non-investment advisory services
to continue the Advisory Agreement for        currently performed by AIM and its
the Fund, the Board considered the            affiliates, such as administrative,
Senior Officer's written evaluation and       transfer agency and distribution
the recommendation made by the Senior         services, and the fees received by AIM
Officer to the Board that the Board           and its affiliates for performing such
consider implementing a process to            services. In addition to reviewing such
assist them in more closely monitoring        services, the trustees also considered
the performance of the AIM Funds. The         the organizational structure employed by
Board concluded that it would be              AIM and its affiliates to provide those
advisable to implement such a process as      services. Based on the review of these
soon as reasonably practicable.               and other factors, the Board concluded
                                              that AIM and its affiliates were
o Profitability of AIM and its                qualified to continue to provide
affiliates. The Board reviewed                non-investment advisory services to the
information concerning the profitability      Fund, including administrative, transfer
of AIM's (and its affiliates')                agency and distribution services, and
investment advisory and other activities      that AIM and its affiliates currently
and its financial condition. The Board        are providing satisfactory
considered the overall profitability of       non-investment advisory services.
AIM, as well as the profitability of AIM
in connection with managing the Fund.
The Board noted that AIM's operations
remain profitable, although increased
expenses in recent years have reduced
AIM's profitability. Based on the review
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM INTERMEDIATE GOVERNMENT FUND

                                              ========================================
INSTITUTIONAL CLASS SHARES                    AVERAGE ANNUAL TOTAL RETURNS                    INSTITUTIONAL CLASS SHARES HAVE NO
                                                                                           SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been            For periods ended 1/31/06                    AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class                                                    CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview      10 Years                           4.76%     PERFORMANCE OF OTHER SHARE CLASSES DUE
specific to their holdings.                    5 Years                           4.12      TO DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered         1 Year                            1.85      EXPENSES.
exclusively to institutional investors,        6 Months*                         0.91
including defined contribution plans          ========================================        PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                   AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                                                           RECENT RETURNS MAY BE MORE OR LESS THAN
                                              For periods ended 12/31/05, most recent      THOSE SHOWN. ALL RETURNS ASSUME
                                              calendar quarter-end                         REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                           INVESTMENT RETURN AND PRINCIPAL VALUE
                                              10 Years                           4.81%     WILL FLUCTUATE SO YOUR SHARES, WHEN
                                               5 Years                           4.31      REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                               1 Year                            1.98      THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                               6 Months*                         0.67      INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                           PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                              *Cumulative total return that has not        MORE INFORMATION. FOR THE MOST CURRENT
                                              been annualized                              MONTH-END PERFORMANCE, PLEASE CALL
                                              ========================================     800-451-4246 OR VISIT
                                                                                           AIMINVESTMENTS.COM.
                                                 INSTITUTIONAL CLASS SHARES' INCEPTION
                                              DATE IS APRIL 29, 2005. RETURNS SINCE
                                              THAT DATE ARE HISTORICAL RETURNS. ALL
                                              OTHER RETURNS ARE BLENDED RETURNS OF
                                              HISTORICAL INSTITUTIONAL CLASS SHARE
                                              PERFORMANCE AND RESTATED CLASS A SHARE
                                              PERFORMANCE (FOR PERIODS PRIOR TO THE
                                              INCEPTION DATE OF INSTITUTIONAL CLASS
                                              SHARES) AT NET ASSET VALUE (NAV) AND
                                              REFLECT THE HIGHER RULE 12B-1 FEES
                                              APPLICABLE TO CLASS A SHARES. CLASS A
                                              SHARES' INCEPTION DATE IS APRIL 28,
                                              1987.

========================================

NASDAQ SYMBOL                      AGOIX

========================================

                                                                                       Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================
                                                FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
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AIMinvestments.com                 GOV-INS-2            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       example, an $8,600 account value divided        The hypothetical account values and
                                              by $1,000 = 8.6), then multiply the          expenses may not be used to estimate the
As a shareholder of the Fund, you incur       result by the number in the table under      actual ending account balance or
ongoing costs, including management fees      the heading entitled "Actual Expenses        expenses you paid for the period. You
and other Fund expenses. This example is      Paid During Period" to estimate the          may use this information to compare the
intended to help you understand your          expenses you paid on your account during     ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing       this period.                                 and other funds. To do so, compare this
in the Fund and to compare these costs                                                     5% hypothetical example with the 5%
with ongoing costs of investing in other      HYPOTHETICAL EXAMPLE FOR COMPARISON          hypothetical examples that appear in the
mutual funds. The example is based on an      PURPOSES                                     shareholder reports of the other funds.
investment of $1,000 invested at the
beginning of the period and held for the      The table below also provides                   Please note that the expenses shown
entire period August 1, 2005, through         information about hypothetical account       in the table are meant to highlight your
January 31, 2006.                             values and hypothetical expenses based       ongoing costs only. Therefore, the
                                              on the Fund's actual expense ratio and       hypothetical information is useful in
ACTUAL EXPENSES                               an assumed rate of return of 5% per year     comparing ongoing costs only, and will
                                              before expenses, which is not the Fund's     not help you determine the relative
The table below provides information          actual return. The Fund's actual             total costs of owning different funds.
about actual account values and actual        cumulative total return after expenses
expenses. You may use the information in      for the six months ended January 31,
this table, together with the amount you      2006, appears in the table on the front
invested, to estimate the expenses that       of this supplement.
you paid over the period. Simply divide
your account value by $1,000 (for

====================================================================================================================================
                                                        ACTUAL                           HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING             ENDING            EXPENSES            ENDING         EXPENSES       ANNUALIZED
       SHARE           ACCOUNT VALUE        ACCOUNT VALUE      PAID DURING       ACCOUNT VALUE    PAID DURING       EXPENSE
       CLASS             (8/1/05)           (1/31/06)(1)         PERIOD(2)          (1/31/06)       PERIOD(2)        RATIO
   Institutional        $ 1,000.00          $ 1,009.10            $ 3.95           $ 1,021.27        $ 3.97          0.78%

(1)  The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005 through
     January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com                GOV-INS-2             A I M Distributors, Inc.

AIM INTERMEDIATE GOVERNMENT FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-79.91%(A)

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-29.87%

Pass Through Ctfs.,
  9.00%, 02/01/06 to 04/01/25                  $  2,727,877   $   2,956,999
---------------------------------------------------------------------------
  8.00%, 09/01/06 to 04/01/32                    16,283,703      17,545,980
---------------------------------------------------------------------------
  8.50%, 07/01/07 to 09/01/20                       450,683         475,525
---------------------------------------------------------------------------
  7.00%, 11/01/10 to 09/01/35                    27,892,776      29,022,941
---------------------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35                    44,818,879      46,048,792
---------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                      874,619         969,516
---------------------------------------------------------------------------
  12.00%, 02/01/13                                    1,518           1,655
---------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                    12,411,537      12,648,975
---------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      170,047         186,960
---------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                       685,850         757,217
---------------------------------------------------------------------------
  7.05%, 05/20/27                                 1,450,438       1,503,986
---------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34                    14,664,180      15,382,073
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 02/01/21(b)(c)                           3,469,735       3,365,643
---------------------------------------------------------------------------
  5.00%, 02/01/21 to 02/01/36(b)(c)              32,644,540      31,841,008
---------------------------------------------------------------------------
  5.50%, 02/01/36(b)(c)                          28,045,186      27,764,734
---------------------------------------------------------------------------
  6.00%, 02/01/36(b)                              8,642,000       8,731,121
===========================================================================
                                                                199,203,125
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-40.89%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 10/01/30                     8,790,430       9,565,372
---------------------------------------------------------------------------
  7.50%, 07/01/10 to 07/01/32                    12,144,222      12,780,616
---------------------------------------------------------------------------
  7.00%, 05/01/11 to 09/01/35                    36,921,023      38,474,675
---------------------------------------------------------------------------
  8.00%, 02/01/12 to 01/01/36                    20,608,590      21,964,808
---------------------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24                    34,469,944      35,373,970
---------------------------------------------------------------------------
  6.50%, 06/01/14 to 10/01/35                    63,381,046      65,344,301
---------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       153,945         169,025
---------------------------------------------------------------------------
  9.00%, 12/01/16                                   275,768         303,674
---------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18                     5,935,631       5,876,421
---------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                      978,615       1,087,163
---------------------------------------------------------------------------
  6.75%, 07/01/24                                 2,331,891       2,414,091
---------------------------------------------------------------------------
  10.35%, 04/20/25                                  354,019         396,933
---------------------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26                       368,970         385,966
---------------------------------------------------------------------------
  5.50%, 02/01/32 to 10/01/33                        34,184          33,919
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 02/01/21(b)(c)                          11,543,276      11,204,192
---------------------------------------------------------------------------
  5.00%, 02/01/21(b)(c)                          11,529,320      11,388,806
---------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  5.50%, 02/01/21(b)(c)                        $ 23,718,794   $  23,867,036
---------------------------------------------------------------------------
  6.00%, 02/01/36(b)                             31,682,000      31,998,820
===========================================================================
                                                                272,629,788
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-9.15%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                     7,366,996       7,564,204
---------------------------------------------------------------------------
  6.50%, 10/15/08 to 05/15/35                    29,558,900      30,997,287
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 01/15/35                     5,209,916       5,474,253
---------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                       117,954         127,168
---------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                       528,638         578,286
---------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    1,182,464       1,316,711
---------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                       12,812          13,877
---------------------------------------------------------------------------
  12.50%, 11/15/10                                    5,965           6,591
---------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                       70,984          79,659
---------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                       95,666         106,832
---------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                       72,869          82,584
---------------------------------------------------------------------------
  10.50%, 02/15/16                                    4,236           4,733
---------------------------------------------------------------------------
  8.50%, 08/20/16 to 04/15/31                     2,773,861       2,997,514
---------------------------------------------------------------------------
  8.75%, 10/20/16 to 01/20/17                        65,648          70,230
---------------------------------------------------------------------------
  8.00%, 03/20/17 to 12/15/30                     7,707,811       8,260,049
---------------------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26                     2,900,222       3,033,159
---------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                       285,115         300,674
===========================================================================
                                                                 61,013,811
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $539,408,519)                                       532,846,724
===========================================================================
U.S. GOVERNMENT AGENCY SECURITIES-24.12%(A)

FEDERAL FARM CREDIT BANK-1.14%

Medium Term Notes,
  5.75%, 12/07/28                                 7,000,000       7,628,530
===========================================================================

FEDERAL HOME LOAN BANK (FHLB)-15.27%

Unsec. Bonds,
  4.50%, 08/08/08                                 8,000,000       7,922,240
---------------------------------------------------------------------------
  5.75%, 10/27/10                                26,500,000      26,746,304
---------------------------------------------------------------------------
  6.00%, 12/23/11                                28,800,000      28,916,064
---------------------------------------------------------------------------
  5.25%, 11/16/15                                 2,700,000       2,688,012
---------------------------------------------------------------------------
Unsec. Global Bonds,
  5.13%, 11/01/10                                35,600,000      35,514,560
===========================================================================
                                                                101,787,180
===========================================================================

AIM INTERMEDIATE GOVERNMENT FUND


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.81%

Unsec. Global Notes,
  4.79%, 08/04/10                              $  7,000,000   $   6,909,910
---------------------------------------------------------------------------
  5.20%, 03/05/19                                16,000,000      15,555,360
---------------------------------------------------------------------------
  5.50%, 08/20/19                                 3,000,000       2,955,780
===========================================================================
                                                                 25,421,050
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.56%

Unsec. Bonds,
  6.50%, 11/25/25                                 3,500,000       3,515,750
---------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 11/17/15                                 6,900,000       6,894,687
===========================================================================
                                                                 10,410,437
===========================================================================

PRIVATE EXPORT FUNDING COMPANY-0.62%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                                 3,900,000       4,138,719
===========================================================================

TENNESSEE VALLEY AUTHORITY-1.72%

Series G, Global Bonds,
  5.38%, 11/13/08                                11,250,000      11,429,775
===========================================================================
  Total U.S. Government Agency Securities
    (Cost $161,464,556)                                         160,815,691
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


U.S. TREASURY SECURITIES-1.31%(A)

U.S. TREASURY BONDS-1.00%

  7.50%, 11/15/24                              $  5,000,000(d) $   6,701,550
===========================================================================

U.S. TREASURY STRIPS-0.31%

  6.79%, 11/15/18(e)                              3,750,000       2,053,125
===========================================================================
  Total U.S. Treasury Securities (Cost
    $8,038,563)                                                   8,754,675
===========================================================================

                                                  SHARES

MONEY MARKET FUNDS-14.07%

Government & Agency Portfolio-Institutional
  Class (Cost $93,820,897)(f)                    93,820,897      93,820,897
===========================================================================
TOTAL INVESTMENTS--119.41% (Cost
  $802,732,535)                                                 796,237,987
===========================================================================
OTHER ASSETS LESS LIABILITIES-(19.41%)                         (129,427,253)
===========================================================================
NET ASSETS-100.00%                                            $ 666,810,734
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Ctfs    - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, securities are fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $702,417,090, which represented 105.34% of the Fund's Net Assets. See Note 1A.
(b) Security purchased on a forward commitment basis.
(c) This security is subject to dollar roll transactions. See Note 1I.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 7.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $708,911,638)      $702,417,090
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $93,820,897)                             93,820,897
===========================================================
    Total investments (cost $802,732,535)       796,237,987
===========================================================
Cash                                                 14,320
-----------------------------------------------------------
Receivables for:
  Investments sold                               20,779,531
-----------------------------------------------------------
  Fund shares sold                                1,347,292
-----------------------------------------------------------
  Dividends and interest                          5,072,591
-----------------------------------------------------------
  Principal paydowns                                 99,141
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               96,300
-----------------------------------------------------------
Other assets                                         82,806
===========================================================
    Total assets                                823,729,968
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         154,133,639
-----------------------------------------------------------
  Fund shares reacquired                          1,627,429
-----------------------------------------------------------
  Dividends                                         334,815
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                156,133
-----------------------------------------------------------
  Variation margin                                   27,189
-----------------------------------------------------------
Accrued distribution fees                           299,453
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,487
-----------------------------------------------------------
Accrued transfer agent fees                         299,576
-----------------------------------------------------------
Accrued operating expenses                           37,513
===========================================================
    Total liabilities                           156,919,234
===========================================================
Net assets applicable to shares outstanding    $666,810,734
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $755,785,779
-----------------------------------------------------------
Undistributed net investment income              (3,746,726)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (78,505,871)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and futures contracts    (6,722,448)
===========================================================
                                               $666,810,734
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $330,458,856
___________________________________________________________
===========================================================
Class B                                        $223,148,605
___________________________________________________________
===========================================================
Class C                                        $ 48,458,867
___________________________________________________________
===========================================================
Class R                                        $  4,888,913
___________________________________________________________
===========================================================
Investor Class                                 $ 56,857,985
___________________________________________________________
===========================================================
Institutional Class                            $  2,997,508
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          38,089,098
___________________________________________________________
===========================================================
Class B                                          25,636,438
___________________________________________________________
===========================================================
Class C                                           5,589,468
___________________________________________________________
===========================================================
Class R                                             563,043
___________________________________________________________
===========================================================
Investor Class                                    6,547,908
___________________________________________________________
===========================================================
Institutional Class                                 345,243
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.68
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.68 divided by
      95.25%)                                  $       9.11
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.70
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.67
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       8.68
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.68
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       8.68
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                       16,141,838
-------------------------------------------------------------------------
Dividends from affiliated money market funds                    1,333,007
=========================================================================
    Total investment income                                    17,474,845
=========================================================================

EXPENSES:

Advisory fees                                                   1,469,042
-------------------------------------------------------------------------
Administrative services fees                                      106,835
-------------------------------------------------------------------------
Custodian fees                                                     35,612
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         426,658
-------------------------------------------------------------------------
  Class B                                                       1,241,745
-------------------------------------------------------------------------
  Class C                                                         266,787
-------------------------------------------------------------------------
  Class R                                                          11,610
-------------------------------------------------------------------------
  Investor Class                                                   50,473
-------------------------------------------------------------------------
Interest                                                          933,660
-------------------------------------------------------------------------
Transfer agent fees--A, B, C, R and Investor                    1,000,504
-------------------------------------------------------------------------
Transfer agent fees--Institutional                                     43
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          18,320
-------------------------------------------------------------------------
Other                                                             206,814
=========================================================================
    Total expenses                                              5,768,103
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (37,901)
=========================================================================
    Net expenses                                                5,730,202
=========================================================================
Net investment income                                          11,744,643
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from investment securities            (6,989,822)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          (762,201)
-------------------------------------------------------------------------
  Futures contracts                                              (227,900)
=========================================================================
                                                                 (990,101)
=========================================================================
Net gain (loss) from investment securities and future
  contracts                                                    (7,979,923)
=========================================================================
Net increase in net assets resulting from operations          $ 3,764,720
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                               JANUARY 31,       JULY 31,
                                                                  2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 11,744,643     $  30,601,436
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (6,989,822)         (352,927)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                   (990,101)       (7,368,030)
============================================================================================
    Net increase in net assets resulting from operations         3,764,720        22,880,479
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (8,391,274)      (22,275,028)
--------------------------------------------------------------------------------------------
  Class B                                                       (5,184,194)      (12,482,839)
--------------------------------------------------------------------------------------------
  Class C                                                       (1,118,127)       (2,646,783)
--------------------------------------------------------------------------------------------
  Class R                                                         (108,067)         (204,894)
--------------------------------------------------------------------------------------------
  Investor Class                                                (1,496,408)       (3,292,310)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (46,730)           (5,195)
============================================================================================
  Decrease in net assets resulting from distributions          (16,344,800)      (40,907,049)
============================================================================================
Share transactions-net:
  Class A                                                      (70,541,139)      (46,414,928)
--------------------------------------------------------------------------------------------
  Class B                                                      (42,177,685)     (101,307,638)
--------------------------------------------------------------------------------------------
  Class C                                                       (7,244,504)      (20,807,937)
--------------------------------------------------------------------------------------------
  Class R                                                          738,893           (91,553)
--------------------------------------------------------------------------------------------
  Investor Class                                                (5,086,866)      (12,395,369)
--------------------------------------------------------------------------------------------
  Institutional Class                                            2,252,826           775,256
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (122,058,475)     (180,242,169)
============================================================================================
    Net increase (decrease) in net assets                     (134,638,555)     (198,268,739)
____________________________________________________________________________________________
============================================================================================

NET ASSETS:

  Beginning of period                                          801,449,289       999,718,028
============================================================================================
  End of period (including undistributed net investment
    income of $(3,746,726) and $853,431, respectively)        $666,810,734     $ 801,449,289
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

STATEMENT OF CASH FLOWS

For the six months ended January 31, 2006

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $    3,764,720
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                      (930,231,538)
----------------------------------------------------------------------------
  Amortization                                                       587,242
----------------------------------------------------------------------------
  Proceeds from principal payments and disposition of
    investments                                                1,167,829,445
----------------------------------------------------------------------------
  Realized gain (loss) on investment securities                    6,989,822
----------------------------------------------------------------------------
  Change in unrealized gain (loss) on investment securities          762,201
----------------------------------------------------------------------------
  Increase in variation margin payable                                27,189
----------------------------------------------------------------------------
  Increase in receivables                                          1,777,991
----------------------------------------------------------------------------
  Decrease in payables                                               (40,097)
============================================================================
    Net cash provided by operating activities                    251,466,975
============================================================================

CASH USED IN FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                61,023,613
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (229,864,889)
----------------------------------------------------------------------------
  Dividends paid to shareholders                                  (2,305,135)
----------------------------------------------------------------------------
  Net decrease in borrowings for reverse repurchase
    agreements                                                   (75,708,840)
============================================================================
    Net cash provided by (used in) financing activities         (246,855,251)
============================================================================
Net increase in cash and cash equivalents                          4,611,724
----------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                  89,223,493
============================================================================
Cash and cash equivalents at end of period                    $   93,835,217
____________________________________________________________________________
============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                            $   14,074,967
============================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW:

  Cash paid during the year for interest was $969,255

See accompany Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERMEDIATE GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net

AIM INTERMEDIATE GOVERNMENT FUND

     investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee income is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

J. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the

AIM INTERMEDIATE GOVERNMENT FUND

     investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2006, AIM waived fees of $23,781.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $950.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $106,835.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $1,000,504 for Class A, Class B, Class C, Class R and Investor Class share classes and $43 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $426,658, $1,241,745, $266,787, $11,610 and $50,473, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2006, ADI advised the Fund that it retained $37,713 in front-end sales commissions from the sale of Class A shares and $19, $41,201, $1,453 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

AIM INTERMEDIATE GOVERNMENT FUND


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the six months ended January 31, 2006.

                                                                       CHANGE IN
                                                                      UNREALIZED
                     VALUE          PURCHASES        PROCEEDS        APPRECIATION          VALUE          DIVIDEND
FUND               07/31/05          AT COST        FROM SALES      (DEPRECIATION)       01/31/06          INCOME
---------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-
  Institutional
  Class           $89,223,493     $557,238,983     $(552,641,579)        $  --          $93,820,897      $1,333,007
_____________________________________________________________________________________________________________________
=====================================================================================================================


                   REALIZED
FUND              GAIN (LOSS)
---------------
Government &
  Agency
  Portfolio-
  Institutional
  Class              $  --
_______________
===============

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $13,170.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $3,202 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. During the six months ended January 31, 2006, the average reverse repurchase agreements for the 120 days such agreements were outstanding was $73,440,786 with a weighted average interest rate of 3.87% and interest expense of $933,660. There were no outstanding reverse repurchase agreements as of January 31, 2006.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 7--FUTURES CONTRACTS

On January 31, 2006, $670,000 principal amount of U.S. Treasury bonds were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CHANGE IN
                                                                                                                 UNREALIZED
                                                               NO. OF           MONTH/             VALUE        APPRECIATION
CONTRACT                                                      CONTRACTS       COMMITMENT         01/31/06      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       109            Mar-06/Long     $22,327,969      $ (63,016)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      471            Mar-06/Long     51,074,062        (164,884)
=============================================================================================================================
                                                                                                $73,402,031      $(227,900)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $20,298,822
-----------------------------------------------------------------------------
July 31, 2008                                                      9,400,360
-----------------------------------------------------------------------------
July 31, 2011                                                        377,217
-----------------------------------------------------------------------------
July 31, 2012                                                     15,762,988
-----------------------------------------------------------------------------
July 31, 2013                                                     15,201,179
=============================================================================
Total capital loss carryforward                                  $61,040,566
_____________________________________________________________________________
=============================================================================

 * Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of reorganization of INVESCO U.S. Government Securities Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $936,668,891 and $1,189,529,966, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 2,288,211
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (8,782,759)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(6,494,548)
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

AIM INTERMEDIATE GOVERNMENT FUND

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2006                 JULY 31, 2005
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       4,650,759    $  40,655,093     43,640,054    $ 393,937,969
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,124,391        9,861,444      3,262,868       29,347,574
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         434,580        3,800,344      1,415,911       12,671,868
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         139,158        1,218,123        219,171        1,966,489
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  403,609        3,532,251        880,450        7,896,852
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                          259,181        2,263,403         90,040          799,857
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         839,517        7,334,631      2,089,031       18,696,393
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         482,391        4,226,165      1,122,353       10,084,878
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         108,040          942,644        243,356        2,178,015
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          12,289          107,314         22,712          203,402
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  162,250        1,417,487        349,479        3,130,760
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                            5,361           46,726            586            5,192
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,089,657        9,517,185      2,474,384       22,175,653
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,086,139)      (9,517,185)    (2,466,128)     (22,175,653)
==========================================================================================================================
Reacquired:
  Class A                                                     (14,600,983)    (128,048,048)   (53,463,701)    (481,224,943)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,332,652)     (46,748,109)   (13,182,343)    (118,564,437)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,373,739)     (11,987,492)    (3,987,146)     (35,657,820)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (67,239)        (586,544)      (253,654)      (2,261,444)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (1,148,290)     (10,036,604)    (2,616,199)     (23,422,981)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class(a)                                           (6,565)         (57,303)        (3,360)         (29,793)
==========================================================================================================================
                                                              (13,904,424)   $(122,058,475)   (20,162,136)   $(180,242,169)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Institutional Class shares commenced sales on April 29, 2005.

AIM INTERMEDIATE GOVERNMENT FUND


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   8.83         $   9.01    $   9.15    $   9.28    $   9.08    $   8.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.16             0.30        0.29(a)     0.33(a)     0.43(b)     0.50(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.09)           (0.06)       0.02       (0.04)       0.23        0.35
=================================================================================================================================
    Total from investment operations                        0.07             0.24        0.31        0.29        0.66        0.85
=================================================================================================================================
Less distributions from net investment income              (0.22)           (0.42)      (0.45)      (0.42)      (0.46)      (0.54)
=================================================================================================================================
Net asset value, end of period                          $   8.68         $   8.83    $   9.01    $   9.15    $   9.28    $   9.08
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             0.76%            2.66%       3.45%       3.03%       7.39%       9.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $330,459         $407,096    $462,804    $639,002    $473,104    $302,391
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.31%(d)         1.19%(e)     1.01%(e)     0.90%     0.94%       1.32%
=================================================================================================================================
Ratio of net investment income to average net assets        3.62%(d)         3.55%       3.15%       3.47%       4.58%(b)     5.61%
=================================================================================================================================
Ratio of interest expense to average net assets             0.26%(d)         0.20%       0.07%       0.01%       0.04%       0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   136%             124%        142%        275%        146%        194%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $338,543,626.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.20% and 1.02% for 2005 and 2004, respectively.
(f)  Not annualized for periods less than one year.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   8.86         $   9.04    $   9.18    $   9.31    $   9.11    $   8.79
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.12             0.23        0.22(a)     0.26(a)     0.37(b)     0.44(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.10)           (0.06)       0.02       (0.04)       0.22        0.35
=================================================================================================================================
    Total from investment operations                        0.02             0.17        0.24        0.22        0.59        0.79
=================================================================================================================================
Less distributions from net investment income              (0.18)           (0.35)      (0.38)      (0.35)      (0.39)      (0.47)
=================================================================================================================================
Net asset value, end of period                          $   8.70         $   8.86    $   9.04    $   9.18    $   9.31    $   9.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             0.28%            1.89%       2.68%       2.30%       6.58%       9.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $223,149         $269,708    $376,960    $654,305    $613,306    $269,677
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     2.06%(d)         1.94%(e)     1.76%(e)     1.65%     1.69%       2.08%
=================================================================================================================================
Ratio of net investment income to average net assets        2.87%(d)         2.80%       2.40%       2.72%       3.83%(b)     4.85%
=================================================================================================================================
Ratio of interest expense to average net assets             0.26%(d)         0.20%       0.07%       0.01%       0.04%       0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   136%             124%        142%        275%        146%        194%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $246,324,414.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.95% and 1.77% for 2005 and 2004, respectively.
(f)  Not annualized for periods less than one year.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   8.82         $   9.00    $   9.15    $   9.27    $   9.08    $   8.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.12             0.23        0.22(a)     0.26(a)     0.37(b)     0.44(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.09)           (0.06)       0.01       (0.03)       0.21        0.34
=================================================================================================================================
    Total from investment operations                        0.03             0.17        0.23        0.23        0.58        0.78
=================================================================================================================================
Less distributions from net investment income              (0.18)           (0.35)      (0.38)      (0.35)      (0.39)      (0.47)
=================================================================================================================================
Net asset value, end of period                          $   8.67         $   8.82    $   9.00    $   9.15    $   9.27    $   9.08
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             0.39%            1.90%       2.58%       2.42%       6.48%       9.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $ 48,459         $ 56,650    $ 78,760    $137,213    $127,114    $ 59,915
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     2.06%(d)         1.94%(e)     1.76%(e)     1.65%     1.69%       2.08%
=================================================================================================================================
Ratio of net investment income to average net assets        2.87%(d)         2.80%       2.40%       2.72%       3.83%(b)     4.85%
=================================================================================================================================
Ratio of interest expense to average net assets             0.26%(d)         0.20%       0.07%       0.01%       0.04%       0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   136%             124%        142%        275%        146%        194%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $52,922,471.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.95% and 1.77% for 2005 and 2004, respectively.
(f)  Not annualized for periods less than one year.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                                         CLASS R
                                                              --------------------------------------------------------------
                                                                                                               JUNE 3, 2002
                                                              SIX MONTHS                                        (DATE SALES
                                                                 ENDED            YEAR ENDED JULY 31,          COMMENCED) TO
                                                              JANUARY 31,    ------------------------------      JULY 31,
                                                                 2006          2005       2004       2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.84       $   9.01    $ 9.16    $   9.27       $ 9.13
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15           0.29      0.27(a)     0.30(a)      0.07(b)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.10)         (0.07)     0.01       (0.02)        0.14
============================================================================================================================
    Total from investment operations                              0.05           0.22      0.28        0.28         0.21
============================================================================================================================
Less distributions from net investment income                    (0.21)         (0.39)    (0.43)      (0.39)       (0.07)
============================================================================================================================
Net asset value, end of period                                  $ 8.68       $   8.84    $ 9.01    $   9.16       $ 9.27
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                   0.52%          2.51%     3.08%       2.99%        2.34%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,889       $  4,231    $4,422    $  4,057       $   34
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                           1.56%(d)       1.44%(f)   1.26%      1.15%        1.19%(e)(f)
============================================================================================================================
Ratio of net investment income to average net assets              3.37%(d)       3.30%     2.90%       3.22%        4.33%(b)(e)
============================================================================================================================
Ratio of interest expense to average net assets                   0.26%(d)       0.20%     0.07%       0.01%        0.04%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(g)                                         136%           124%      142%        275%         146%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,606,014.
(e)  Annualized.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.45% and 1.27% for 2005 and 2002, respectively.
(g)  Not annualized for periods less than one year.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                               INVESTOR CLASS
                                                              ------------------------------------------------
                                                                                            SEPTEMBER 30, 2003
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR END      COMMENCED) TO
                                                              JANUARY 31,       JULY 31,         JULY 31,
                                                                 2006             2005             2004
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   8.83         $  9.01          $   9.30
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16            0.31              0.24(a)
--------------------------------------------------------------------------------------------------------------
  Net gain (losses) on securities (both realized and
    unrealized)                                                   (0.09)          (0.07)            (0.15)
==============================================================================================================
    Total from investment operations                               0.07            0.24              0.09
==============================================================================================================
Less distributions from net investment income                     (0.22)          (0.42)            (0.38)
==============================================================================================================
Net asset value, end of period                                 $   8.68         $  8.83          $   9.01
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                    0.78%           2.69%             1.02%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 56,858         $62,994          $ 76,771
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.23%(c)        1.17%             0.98%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.23%(c)        1.18%             1.00%(d)
==============================================================================================================
Ratio of net investment income to average net assets               3.70%(c)        3.57%             3.18%(d)
==============================================================================================================
Ratio of interest expense to average net assets                    0.26%(c)        0.20%             0.07%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                          136%            124%              142%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $59,930,044.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

AIM INTERMEDIATE GOVERNMENT FUND

                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS         (DATE SALES
                                                                 ENDED          COMMENCED) TO
                                                              JANUARY 31,          JULY 31,
                                                                 2006                2005
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   8.84            $   8.90
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.20                0.10
----------------------------------------------------------------------------------------------
  Net gain (losses) on securities (both realized and
    unrealized)                                                   (0.12)              (0.04)
==============================================================================================
    Total from investment operations                               0.08                0.06
==============================================================================================
Less distributions from net investment income                     (0.24)              (0.12)
==============================================================================================
Net asset value, end of period                                 $   8.68            $   8.84
______________________________________________________________________________________________
==============================================================================================
Total return(a)                                                    0.91%               0.67%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  2,998            $    771
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            0.78%(b)            0.81%(c)(d)
==============================================================================================
Ratio of net investment income to average net assets               4.15%(b)            3.94%(c)
==============================================================================================
Ratio of interest expense to average net assets                    0.26%(b)            0.20%
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          136%                124%
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,711,243.
(c)  Annualized.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.82% for the period April 29, 2005 (date sales commenced) to July 31, 2005.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG,

AIM INTERMEDIATE GOVERNMENT FUND
that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM

AIM INTERMEDIATE GOVERNMENT FUND

Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INTERMEDIATE GOVERNMENT FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

          DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund(3)                 AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Value Fund                          AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund(3)                         AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Capital Development Fund                  AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                              AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                        AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                 AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund                             AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund                AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                     AIM International Small Company Fund(1)      Premier Portfolio
AIM Mid Cap Basic Value Fund                  AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)                               SECTOR EQUITY                     TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                     AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                    AIM Energy Fund                              AIM Municipal Bond Fund
AIM Premier Equity Fund(4)                    AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                        AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                        AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                     AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                  AIM Leisure Fund                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(4)              AIM Multi-Sector Fund
AIM Summit Fund                               AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                     AIM Technology Fund                          AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund              AIM Utilities Fund                           AIM Moderate Allocation Fund
AIM Weingarten Fund(3)                                                                     AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                            Fund

                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                           AIM Income Allocation Fund
                                                                                           AIM International Allocation Fund

                                              ======================================================================================
                                              CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                              THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
                                              ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                              ======================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                 GOV-SAR-1            A I M Distributors, Inc.

                             [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement  Annuities  College    Separately    Offshore     Cash                 [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products               Savings    Managed       Products     Management                --Registered Trademark--
                                Plans      Accounts
--------------------------------------------------------------------------------

                                              AIM LIMITED MATURITY TREASURY FUND
                             Semiannual Report to Shareholders o January 31,2006


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIM LIMITED MATURITY TREASURY FUND SEEKS LIQUIDITY WITH MINIMUM FLUCTUATION OF PRINCIPAL VALUE AND, CONSISTENT WITH THIS OBJECTIVE, THE HIGHEST TOTAL RETURN ACHIEVABLE.

o  Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          o The Fund is not managed to track the       The Fund provides a complete list of its
                                             performance of any particular index,         holdings four times in each fiscal year,
o Class A shares were closed to new          including the indexes defined here, and      at the quarter-ends. For the second and
investors on October 30, 2002.               consequently, the performance of the Fund    fourth quarters, the lists appear in the
                                             may deviate significantly from the           Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of the indexes.                  shareholders. For the first and third
                                                                                          quarters, the Fund files the lists with
o U.S. Treasury securities such as bills,    o A direct investment cannot be made in      the Securities and Exchange Commission
notes and bonds offer a high degree of       an index. Unless otherwise indicated,        (SEC) on Form N-Q. The most recent list
safety, and they guarantee the payment of    index results include reinvested             of portfolio holdings is available at
principal and any applicable interest if     dividends, and they do not reflect sales     AIMinvestments.com. From our home page,
held to maturity. Fund shares are not        charges. Performance of an index of funds    click on Products & Performance, then
insured, and their value and yield will      reflects fund expenses; performance of a     Mutual Funds, then Fund Overview. Select
vary with market conditions.                 market index does not.                       your Fund from the drop-down menu and
                                                                                          click on Complete Quarterly Holdings.
ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION                            Shareholders can also look up the Fund's
                                                                                          Forms N-Q on the SEC's Web site at
o The unmanaged LEHMAN BROTHERS U.S.         o The returns shown in the management's      sec.gov. Copies of the Fund's Forms N-Q
AGGREGATE BOND INDEX (the Lehman             discussion of Fund performance are based     may be reviewed and copied at the SEC's
Aggregate), which represents the U.S.        on net asset values calculated for           Public Reference Room at 450 Fifth
investment-grade fixed-rate bond market      shareholder transactions. Generally          Street, N.W., Washington, D.C. 20549-0102.
(including government and corporate          accepted accounting principles require       You can obtain information on the
securities, mortgage pass-through            adjustments to be made to the net assets     operation of the Public Reference Room,
securities and asset-backed securities),     of the Fund at period end for financial      including information about duplicating
is compiled by Lehman Brothers, a global     reporting purposes, and as such, the net     fee charges, by calling 202-942-8090 or
investment bank.                             asset values for shareholder transactions    800-732-0330,or by electronic request at
                                             and the returns based on those net asset     the following e-mail address:
o The unmanaged LEHMAN BROTHERS 1--2 YEAR    values may differ from the net asset         publicinfo@sec.gov. The SEC file numbers
U.S. GOVERNMENT BOND INDEX, which            values and returns reported in the           for the Fund are 811-01474 and 002-26125.
represents the performance of U.S.           Financial Highlights.
Treasury and U.S. government agency                                                       A description of the policies and
issues with maturities of one to two                                                      procedures that the Fund uses to
years, is compiled by Lehman Brothers, a                                                  determine how to vote proxies relating to
global investment bank.                                                                   portfolio securities is available without
                                                                                          charge, upon request, from our Client
o The unmanaged LIPPER SHORT U.S.                                                         Services department at 800-959-4246 or on
TREASURY CATEGORY AVERAGE represents an                                                   the AIM Web site, AIMinvestments.com. On
average of the short U.S. Treasury funds                                                  the home page, scroll down and click on
tracked by Lipper Inc., an independent                                                    AIM Funds Proxy Policy. The information
mutual fund performance monitor.                                                          is also available on the SEC Web site,
                                                                                          sec.gov.
o The unmanaged MSCI WORLD INDEX is a
group of global securities tracked by                                                     Information regarding how the Fund voted
Morgan Stanley Capital International.                                                     proxies related to its portfolio
                                                                                          securities during the 12 months ended
o The unmanaged STANDARD & POOR'S                                                         June 30,2005, is available at our Web
COMPOSITE INDEX OF 500 STOCKS (the S&P                                                    site. Go to AIMinvestments.com, access
500--Registered Trademark-- Index) is an                                                  the About Us tab, click on Required
index of common stocks frequently used as                                                 Notices and then click on Proxy Voting
a general measure of U.S. stock market                                                    Activity. Next, select the Fund from the
performance.                                                                              drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          =========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    SHTIX
                                                                                          Class A3 Shares                   LMTAX

                                                                                          =========================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE

AIMinvestments.com

AIM LIMITED MATURITY TREASURY FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors minds during the six months covered by this report, stocks and bonds posted gains for the period. The S&P 500 Index, frequently cited as
     [GRAHAM        a benchmark for U.S. stock market performance, returned
      PHOTO]        4.67%. Results for international stocks were more
                    impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
 ROBERT H. GRAHAM   Aggregate Bond Index gained 0.84%.

                       Within equity indexes, there was a good deal of variation
                    in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

   [WILLIAMSON         Bond performance also varied, with short- and
      PHOTO] intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making
MARK H. WILLIAMSON  short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

                       A number of key developments affected markets and the
                    economy during the reporting period:

                       o Hurricane Katrina, which devastated New Orleans in
                         August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                       o The Federal Reserve Board (the Fed) continued its
                         tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                       o Gasoline prices, which soared to a nationwide average
                         of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                       o In 2005, the economy created 2 million new jobs,
                         although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM
                    Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM              /S/ MARK H. WILLIAMSON

                    Robert H. Graham                  Mark H. Williamson
                    President & Vice Chair,           President, A I M Advisors,
                    AIM Funds                         Inc.

                    March 21, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM LIMITED MATURITY TREASURY FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
     [CROCKETT      interests are at the forefront of every decision your board
       PHOTO]       makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased
 BRUCE L. CROCKETT  decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o Board approval of voluntary fee reductions, which are
                         saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Board approval for the merger of 14 funds into other
                         AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11
                         funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.



                    Sincerely,


                    /S/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    March 21, 2006

AIM LIMITED MATURITY TREASURY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                Treasury. During periods of falling
                                                                                           interest rates, we will have notes that
======================================================================================     have higher yields than those that are
PERFORMANCE SUMMARY                          =========================================     currently available. This generally
                                                                                           results in the Fund earning slightly more
For the six months ended January 31,2006,    FUND VS. INDEXES                              than the two-year Treasury note. Of
and excluding sales charges, Class A                                                       course, the inverse is true as well; in
shares of AIM Limited Maturity Treasury      TOTAL RETURNS,7/31/05-1/31/06, EXCLUDING      periods of rising interest rates, the
Fund performed in line with the Lehman       APPLICABLE SALES CHARGES. IF SALES            Fund will continue to have lower yielding
Brothers U.S. Aggregate Bond Index but       CHARGES WERE INCLUDED, RETURNS WOULD BE       notes in the portfolio, which results in
underperformed the Lehman Brothers 1-2       LOWER.                                        the Fund earning slightly less than the
Year U.S. Government Bond Index.                                                           two-year Treasury note. On balance,
                                             Class A Shares                      0.90%     however, we believe that our strategy can
   The Lehman Aggregate Index contains                                                     result in relative share price stability
investment-grade bonds of all types and      Class A3 Shares                     0.95      while producing an attractive yield over
maturities. Your Fund invests only in                                                      time.
two-year Treasury notes. Because of their    Lehman Brothers U.S. Aggregate
low risk, their rate of return is            Bond Index (Broad Market Index)     0.84         We sell notes in the portfolio for
typically modest. Within the Lehman                                                        either of two purposes:
Aggregate Index, Treasuries                  Lehman Brothers 1-2 Year
underperformed other investments for the     U.S. Government Bond Index                    o To maintain our monthly buy-sell
six months covered by this report.           (Style-specific Index)              1.34      process designed to maintain its
                                                                                           risk/return profile
   The Fund underperformed the Lehman        Lipper Short U.S. Treasury Category Average
Brothers 1-2 Year U.S. Government Bond        (Peer Group Index)                  1.05     o To meet shareholder redemptions, though
Index because the index includes U.S. gov-                                                 we seek to maintain an evenly laddered
                                             SOURCE: LIPPER INC.                           portfolio at all times

                                                                                           MARKET CONDITIONS AND YOUR FUND
                                             ernment agency bonds, which outperformed
                                             Treasury notes during the period.             Over the reporting period, the Federal
                                                                                           Reserve Board (the Fed) raised its
                                                A presentation of your Fund's              federal funds target rate five times, in
                                             long-term performance appears on Page 5.      increments of 25 basis points (0.25%).
                                             =========================================     The federal funds rate is the interest
======================================================================================     rate at which depository institutions
                                                                                           lend money overnight to one another from
HOW WE INVEST                                most favorable risk/return ratio. We then     their Federal Reserve balances. This key
                                             replace the note that has been sold with      interest rate rose from 3.25% at the
We invest in two-year U.S. Treasury          a newly issued Treasury note. We manage       beginning of the reporting period to
notes. We maintain a laddered                the Fund using the same strategy              4.50% at its close in response to
portfolio--one that is evenly weighted       regardless of market conditions. Because      evidence of an expanding economy and
among notes with differing                   we maintain a portfolio of 12 notes           concern about potential inflation.
maturities--consisting of 12 notes. Each     ranging from 13 months to maturity to two
month we sell the note that has reached      years to maturity, there is typically a          This monetary tightening particularly
one year to maturity. This strategy is       lag between the movements in the              affected the interest rates of short-term
based upon historical evidence that          portfolio's yield and the current
indicates this is the age at which           two-year
two-year Treasuries offer the                                                                                            (continued)

========================================================             ===============================================================
PORTFOLIO COMPOSITION
U.S. Treasury Notes

MATURITY DATE     INTEREST RATE   % OF TOTAL NET ASSETS              TOTAL NET ASSETS                                 $254.3 MILLION
10/31/07              4.25%               8.3%
8/31/07               4.00                8.3                        TOTAL NUMBER OF HOLDINGS                                     12
9/30/07               4.00                8.3
7/31/07               3.88                8.3                        The Fund's holdings are subject to change, and there is no
12/31/07              4.38                8.3                        assurance that the Fund will continue to hold any particular
6/30/07               3.63                8.3                        security.
5/31/07               3.50                8.3
11/30/07              4.25                8.3                        ===============================================================
1/31/08               4.38                8.2
3/31/07               3.75                8.2
4/30/07               3.63                8.2
2/28/07               3.75                8.2

Other assets less liabilities                      0.8
========================================================

AIM LIMITED MATURITY TREASURY FUND

Treasuries. What then Fed Chairman Alan      year Treasury notes. Most importantly,        attractive yield over time.
Greenspan described as a "conundrum" was     our strategy seeks first to preserve
the fact that long-term Treasury rates       principal in order to provide liquidity.         Thank you for your investment in AIM
did not respond to the Fed's actions as                                                    Limited Maturity Treasury Fund.
they have in the past. In fact, by the          To preserve principal, we focus on
end of 2005, yields on long-term maturity    managing undue risk. We attempt to reduce     THE VIEWS AND OPINIONS EXPRESSED IN
Treasuries were lower than they were         interest-rate risk by maintaining a           MANAGEMENT'S DISCUSSION OF FUND
before this round of monetary tightening     portfolio with a short duration. Duration     PERFORMANCE ARE THOSE OF A I M ADVISORS,
began, and the difference in yield           measures a portfolio's price sensitivity      INC. THESE VIEWS AND OPINIONS ARE SUBJECT
between three-month and 30-year              to interest rate movements. A longer          TO CHANGE AT ANY TIME BASED ON FACTORS
Treasuries was less than 50 basis points     duration means more sensitivity to rate       SUCH AS MARKET AND ECONOMIC CONDITIONS.
(0.50%).                                     changes; a shorter duration means less        THESE VIEWS AND OPINIONS MAY NOT BE
                                             sensitivity. By replacing the oldest note     RELIED UPON AS INVESTMENT ADVICE OR
   As a result of the Fed's actions,         in the portfolio each month with a newly      RECOMMENDATIONS, OR AS AN OFFER FOR A
two-year Treasury yields rose over the       issued note, we maintain a relatively         PARTICULAR SECURITY. THE INFORMATION IS
six-month reporting period. Every            short duration of approximately 1.45          NOT A COMPLETE ANALYSIS OF EVERY ASPECT
business day, the U.S. Treasury              years.                                        OF ANY MARKET, COUNTRY, INDUSTRY,
calculates the yield on U.S. Treasury                                                      SECURITY OR THE FUND. STATEMENTS OF FACT
securities based on composite quotes            In managing first for safety of            ARE FROM SOURCES CONSIDERED RELIABLE, BUT
reported by U.S. government securities       principal, we seek to minimize                A I M ADVISORS, INC. MAKES NO
dealers. Each Friday, the U.S. Treasury      fluctuations in your Fund's share price,      REPRESENTATION OR WARRANTY AS TO THEIR
reports a weekly yield for Treasury          or net asset value (NAV) per share. Over      COMPLETENESS OR ACCURACY. ALTHOUGH
securities. The graph below plots the        the six-month reporting period, the NAV       HISTORICAL PERFORMANCE IS NO GUARANTEE OF
weekly yield for two-year Treasuries from    for the Fund's Class A shares stayed          FUTURE RESULTS, THESE INSIGHTS MAY HELP
Friday, July 27, 2005, through Friday,       within a relatively narrow range of           YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
January 27, 2006. Yields fluctuated          $10.04 and $10.14--a fluctuation of           PHILOSOPHY.
within a range from a low of 3.73% in        approximately 1%. Nonetheless, AIM
early September 2005, to 4.49% at the        Limited Maturity Treasury Fund should not         See important Fund and index
close of the reporting period.               be confused with a money market fund,            disclosures inside front cover.
                                             which attempts to maintain a per-share
   Over the reporting period, your Fund's    price of $1.00. Although we seek to                               SCOT W. JOHNSON,
yield rose steadily. The monthly 30-day      maintain a relatively stable share price,                         Chartered Financial
SEC yield calculation registered an          the value of Fund shares will fluctuate.            [JOHNSON      Analyst, senior
increase for every month of the period.                                                           PHOTO]       portfolio manager, is
On July 31, 2005, the 30-day SEC yield on    IN CLOSING                                                        lead manager of AIM
Class A3 shares was 2.46%; as of January                                                                       Limited Maturity
31, 2006, it was 3.15%. As previously        Throughout the reporting period, we                               Treasury Fund. Mr.
stated, during periods of rising interest    strictly adhered to our short-duration,       Johnson joined AIM in 1994. He received
rates, the Fund is likely to lag the         laddered portfolio with our monthly           both a B.A. in economics and an M.B.A. in
return of the two-year Treasury note as      buy-sell strategy. This strategy was          finance from Vanderbilt University.
the Fund will continue to own notes          designed to limit interest-rate risk and
carrying lower interest rates than the       deliver performance consistent with the                           CLINT DUDLEY,
current rate for two-year Treasuries.        interest rate environment to our                                  Chartered Financial
Conversely, during periods of declining      shareholders. We believe that this                                Analyst, portfolio
interest rates, the Fund's yield may         strategy can result in relative share               [DUDLEY       manager, is manager
exceed that of two-                          price stability while providing an                   PHOTO]       of AIM Limited
                                                                                                               Maturity Treasury
                                                                                                               Fund. Mr. Dudley
                                                                                                               joined AIM
                                                                                           in 1998, was promoted to money market
                                                                                           portfolio manager in 2000 and assumed his
                                                                                           current duties in 2001. He received both
                                                                                           a B.B.A. and an M.B.A. from Baylor
                                                                                           University.
==========================================================================

WEEKLY YIELD ON TWO-YEAR TREASURY NOTES
7/29/05-1/27/06

      7/29/05           4.01              11/4/05             4.46
                        4.11                                  4.43
      8/12/05           4.03              11/18/05            4.40
                        4.01                                  4.32
      8/26/05           4.06              12/2/05             4.43
                        3.73                                  4.42
      9/9/05            3.88              12/16/05            4.36
                        3.96                                  4.37
      9/23/05           4.02              12/30/05            4.40
                        4.18                                  4.36
      10/7/05           4.19              1/13/06             4.33
                        4.26                                  4.37
      10/21/05          4.21              1/27/06             4.49                                   [RIGHT ARROW GRAPHIC]
                        4.38
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
==========================================================================                 LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM LIMITED MATURITY TREASURY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/06,including applicable sales
charges                                      As of 12/31/05, most recent calendar
                                             quarter-end, including applicable sales
CLASS A SHARES                               charges
Inception (12/15/87)              5.27%
10 Years                          3.95       CLASS A SHARES
 5 Years                          2.56       Inception (12/15/87)              5.29%
 1 Year                           0.39       10 Years                          4.02
                                              5 Years                          2.78
                                              1 Year                           0.18
CLASS A3 SHARES
10 Years                          3.85%      CLASS A3 SHARES
 5 Years                          2.57       10 Years                          3.92%
 1 Year                           1.23        5 Years                          2.79
                                              1 Year                           1.12

========================================     ========================================

THE INCEPTION DATE OF CLASS A3 SHARES IS        THE PERFORMANCE DATA QUOTED RE-               CLASS A SHARE PERFORMANCE REFLECTS THE
10/31/02. RETURNS SINCE THAT DATE ARE        PRESENT PAST PERFORMANCE AND CANNOT           MAXIMUM 1.00% SALES CHARGE. CLASS A3
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    GUARANTEE COMPARABLE FUTURE RESULTS;          SHARES DO NOT HAVE A FRONT-END SALES
THE BLENDED RETURNS OF THE HISTORICAL        CURRENT PERFORMANCE MAY BE LOWER OR           CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE OF THE FUND'S CLASS A3 SHARES    HIGHER. PLEASE VISIT AIMINVESTMENTS.COM       QUOTED IS AT NET ASSET VALUE.
SINCE THEIR INCEPTION AND THE RESTATED       FOR THE MOST RECENT MONTH-END PER-
HISTORICAL PERFORMANCE OF THE FUND'S         FORMANCE. PERFORMANCE FIGURES REFLECT            THE PERFORMANCE OF THE FUND'S SHARE
CLASS A SHARES (FOR PERIODS PRIOR TO THE     REINVESTED DISTRIBUTIONS, CHANGES IN NET      CLASSES WILL DIFFER DUE TO DIFFERENT
INCEPTION OF CLASS A3 SHARES) AT NET         ASSET VALUE AND THE EFFECT OF THE MAXI-       SALES CHARGE STRUCTURES AND CLASS
ASSET VALUE, ADJUSTED TO REFLECT THE         MUM SALES CHARGE UNLESS OTHERWISE STATED.     EXPENSES.
HIGHER RULE 12B-1 FEES APPLICABLE TO         PERFORMANCE FIGURES DO NOT REFLECT
CLASS A3 SHARES.                             DEDUCTION OF TAXES A SHAREHOLDER WOULD           HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             PAY ON FUND DISTRIBUTIONS OR SALE OF FUND     REIMBURSED EXPENSES IN THE PAST,
                                             SHARES. INVESTMENT RETURN AND PRINCIPAL       PERFORMANCE WOULD HAVE BEEN LOWER.
                                             VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
                                             A GAIN OR LOSS WHEN YOU SELL SHARES.


AIM LIMITED MATURITY TREASURY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),       information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in     of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled          To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your        that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                   the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown in
ongoing costs (in dollars) of investing      COMPARISON PURPOSES                           the table are meant to highlight your
in the Fund and to compare these costs                                                     ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information     transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and         charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's     contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate      redemptions, and redemption fees, if any.
entire period August 1, 2005, through        of return of 5% per year before expenses,     Therefore, the hypothetical information
January 31, 2006.                            which is not the Fund's actual return.        is useful in comparing ongoing costs
                                             The Fund's actual cumulative total            only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses     relative total costs of owning different
                                             for the six months ended January 31,          funds. In addition, if these
The table below provides information         2006, appear in the table "Fund vs.           transactional costs were included, your
about actual account values and actual       Indexes" on Page 3.                           costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                   ACTUAL                              HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING              EXPENSES            ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING       ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (8/1/05)           (1/31/06)(1)           PERIOD(2)          (1/31/06)            PERIOD(2)          RATIO

  A               $1,000.00            $1,009.00             $3.29             $1,021.93             $3.31              0.65%
  A3               1,000.00             1,009.50              3.80              1,021.42              3.82              0.75


(1)The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
   31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2)Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                             [ARROW
                                             BUTTON   For More Information Visit
                                             IMAGE]    AIMinvestments.com

AIM LIMITED MATURITY TREASURY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      o The quality of services to be provided      o Overall performance of AIM. The Board
Securities Funds (the "Board") oversees      by AIM. The Board reviewed the                considered the overall performance of AIM
the management of AIM Limited Maturity       credentials and experience of the             in providing investment advisory and
Treasury Fund (the "Fund") and, as           officers and employees of AIM who will        portfolio administrative services to the
required by law, determines annually         provide investment advisory services to       Fund and concluded that such performance
whether to approve the continuance of the    the Fund. In reviewing the qualifications     was satisfactory.
Fund's advisory agreement with A I M         of AIM to provide investment advisory
Advisors, Inc. ("AIM"). Based upon the       services, the Board reviewed the              o Fees relative to those of clients of
recommendation of the Investments            qualifications of AIM's investment            AIM with comparable investment
Committee of the Board, at a meeting held    personnel and considered such issues as       strategies. The Board noted that AIM does
on June 30, 2005, the Board, including       AIM's portfolio and product review            not serve as an advisor to other mutual
all of the independent trustees, approved    process, various back office support          funds or other clients with investment
the continuance of the advisory agreement    functions provided by AIM and AIM's           strategies comparable to those of the
(the "Advisory Agreement") between the       equity and fixed income trading               Fund.
Fund and AIM for another year, effective     operations. Based on the review of these
July 1, 2005.                                and other factors, the Board concluded        o Fees relative to those of comparable
                                             that the quality of services to be            funds with other advisors. The Board
   The Board considered the factors          provided by AIM was appropriate and that      reviewed the advisory fee rate for the
discussed below in evaluating the            AIM currently is providing satisfactory       Fund under the Advisory Agreement. The
fairness and reasonableness of the           services in accordance with the terms of      Board compared effective contractual
Advisory Agreement at the meeting on June    the Advisory Agreement.                       advisory fee rates at a common asset
30, 2005 and as part of the Board's                                                        level and noted that the Fund's rate was
ongoing oversight of the Fund. In their      o The performance of the Fund relative to     below the median rate of the funds
deliberations, the Board and the             comparable funds. The Board reviewed the      advised by other advisors with investment
independent trustees did not identify any    performance of the Fund during the past       strategies comparable to those of the
particular factor that was controlling,      one, three and five calendar years            Fund that the Board reviewed. Based on
and each trustee attributed different        against the performance of funds advised      this review, the Board concluded that the
weights to the various factors.              by other advisors with investment             advisory fee rate for the Fund under the
                                             strategies comparable to those of the         Advisory Agreement was fair and
   One of the responsibilities of the        Fund. The Board noted that the Fund's         reasonable.
Senior Officer of the Fund, who is           performance for the three and five year
independent of AIM and AIM's affiliates,     periods was at the median performance of      o Expense limitations and fee waivers.
is to manage the process by which the        such comparable funds and below such          The Board noted that there were no fee
Fund's proposed management fees are          median performance for the one year           waivers or expense limitations currently
negotiated to ensure that they are           period. Based on this review and after        in effect for the Fund. The Board
negotiated in a manner which is at arm's     taking account of all of the other            concluded that no such waivers or
length and reasonable. To that end, the      factors that the Board considered in          limitations were necessary at this time
Senior Officer must either supervise a       determining whether to continue the           because the Fund's overall expense ratio
competitive bidding process or prepare an    Advisory Agreement for the Fund, the          was below the median expense ratio of the
independent written evaluation. The          Board concluded that no changes should be     funds advised by other advisors with
Senior Officer has recommended an            made to the Fund and that it was not          investment strategies comparable to those
independent written evaluation in lieu of    necessary to change the Fund's portfolio      of the Fund that the Board reviewed.
a competitive bidding process and, upon      management team at this time. However,
the direction of the Board, has prepared     due to the Fund's under-performance, the      o Breakpoints and economies of scale. The
such an independent written evaluation.      Board also concluded that it would be         Board reviewed the structure of the
Such written evaluation also considered      appropriate for management and the Board      Fund's advisory fee under the Advisory
certain of the factors discussed below.      to continue to closely monitor the            Agreement, noting that it includes one
In addition, as discussed below, the         performance of the Fund.                      breakpoint. The Board reviewed the level
Senior Officer made certain                                                                of the Fund's advisory fees, and noted
recommendations to the Board in              o The performance of the Fund relative to     that such fees, as a percentage of the
connection with such written evaluation.     indices. The Board reviewed the               Fund's net assets, would decrease as net
                                             performance of the Fund during the past       assets increase because the Advisory
   The discussion below serves as a          one, three and five calendar years            Agreement includes a breakpoint. The
summary of the Senior Officer's              against the performance of the Lehman 1-2     Board noted that, due to the Fund's
independent written evaluation and           Government Bond Index. The Board noted        current asset levels and the way in which
recommendations to the Board in              that the Fund's performance in such           advisory breakpoints have been
connection therewith, as well as a           periods was below the performance of such     structured, the Fund has yet to benefit
discussion of the material factors and       Index. The Board also noted that the          from the breakpoints. The Board concluded
the conclusions with respect thereto that    performance of such Index does not            that the Fund's fee levels under the
formed the basis for the Board's approval    reflect fees, while the performance of        Advisory Agreement therefore would
of the Advisory Agreement. After             the Fund does reflect fees. Based on this     reflect economies of scale at higher
consideration of all of the factors below    review and after taking account of all of     asset levels and that it was not
and based on its informed business           the other factors that the Board              necessary to change the advisory fee
judgment, the Board determined that the      considered in determining whether to          breakpoints in the Fund's advisory fee
Advisory Agreement is in the best            continue the Advisory Agreement for the       schedule.
interests of the Fund and its                Fund, the Board concluded that no changes
shareholders and that the compensation to    should be made to the Fund and that it        o Investments in affiliated money market
AIM under the Advisory Agreement is fair     was not necessary to change the Fund's        funds. The Board also took into account
and reasonable and would have been           portfolio management team at this time.       the fact that uninvested cash and cash
obtained through arm's length                However, due to the Fund's                    collateral from securities lending
negotiations.                                under-performance, the Board also             arrangements (collectively, "cash
                                             concluded that it would be appropriate        balances") of the Fund may be invested in
o The nature and extent of the advisory      for management and the Board to continue      money market funds advised by AIM
services to be provided by AIM. The Board    to closely monitor the performance of the     pursuant to the terms of an SEC exemptive
reviewed the services to be provided by      Fund.                                         order. The Board found that the Fund may
AIM under the Advisory Agreement. Based                                                    realize certain benefits upon investing
on such review, the Board concluded that     o Meeting with the Fund's portfolio           cash balances in AIM advised money market
the range of services to be provided by      managers and investment personnel. With       funds, including a higher net return,
AIM under the Advisory Agreement was         respect to the Fund, the Board is meeting     increased liquidity, increased
appropriate and that AIM currently is        periodically with such Fund's portfolio       diversification or decreased transaction
providing services in accordance with the    managers and/or other investment              costs. The Board also found that the Fund
terms of the Advisory Agreement.             personnel and believes that such              will not receive reduced services if it
                                             individuals are competent and able to         invests its cash balances in such money
                                             continue to carry out their                   market funds. The Board noted that, to
                                             responsibilities under the Advisory           the extent the Fund invests in
                                             Agreement.

                                                                                                                         (continued)

AIM LIMITED MATURITY TREASURY FUND


affiliated money market funds, AIM has       o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
voluntarily agreed to waive a portion of     Board considered the benefits realized by     determining whether to continue the
the advisory fees it receives from the       AIM as a result of brokerage transactions     Advisory Agreement for the Fund, the
Fund attributable to such investment. The    executed through "soft dollar"                Board considered the fact that AIM, along
Board further determined that the            arrangements. Under these arrangements,       with others in the mutual fund industry,
proposed securities lending program and      brokerage commissions paid by the Fund        is subject to regulatory inquiries and
related procedures with respect to the       and/or other funds advised by AIM are         litigation related to a wide range of
lending Fund is in the best interests of     used to pay for research and execution        issues. The Board also considered the
the lending Fund and its respective          services. This research is used by AIM in     governance and compliance reforms being
shareholders. The Board therefore            making investment decisions for the Fund.     undertaken by AIM and its affiliates,
concluded that the investment of cash        The Board concluded that such                 including maintaining an internal
collateral received in connection with       arrangements were appropriate.                controls committee and retaining an
the securities lending program in the                                                      independent compliance consultant, and
money market funds according to the          o AIM's financial soundness in light of       the fact that AIM has undertaken to cause
procedures is in the best interests of       the Fund's needs. The Board considered        the Fund to operate in accordance with
the lending Fund and its respective          whether AIM is financially sound and has      certain governance policies and
shareholders.                                the resources necessary to perform its        practices. The Board concluded that these
                                             obligations under the Advisory Agreement,     actions indicated a good faith effort on
o Independent written evaluation and         and concluded that AIM has the financial      the part of AIM to adhere to the highest
recommendations of the Fund's Senior         resources necessary to fulfill its            ethical standards, and determined that
Officer. The Board noted that, upon their    obligations under the Advisory Agreement.     the current regulatory and litigation
direction, the Senior Officer of the Fund                                                  environment to which AIM is subject
had prepared an independent written          o Historical relationship between the         should not prevent the Board from
evaluation in order to assist the Board      Fund and AIM. In determining whether to       continuing the Advisory Agreement for the
in determining the reasonableness of the     continue the Advisory Agreement for the       Fund.
proposed management fees of the AIM          Fund, the Board also considered the prior
Funds, including the Fund. The Board         relationship between AIM and the Fund, as
noted that the Senior Officer's written      well as the Board's knowledge of AIM's
evaluation had been relied upon by the       operations, and concluded that it was
Board in this regard in lieu of a            beneficial to maintain the current
competitive bidding process. In              relationship, in part, because of such
determining whether to continue the          knowledge. The Board also reviewed the
Advisory Agreement for the Fund, the         general nature of the non-investment
Board considered the Senior Officer's        advisory services currently performed by
written evaluation and the recommendation    AIM and its affiliates, such as
made by the Senior Officer to the Board      administrative, transfer agency and
that the Board consider implementing a       distribution services, and the fees
process to assist them in more closely       received by AIM and its affiliates for
monitoring the performance of the AIM        performing such services. In addition to
Funds. The Board concluded that it would     reviewing such services, the trustees
be advisable to implement such a process     also considered the organizational
as soon as reasonably practicable.           structure employed by AIM and its
                                             affiliates to provide those services.
o Profitability of AIM and its               Based on the review of these and other
affiliates. The Board reviewed               factors, the Board concluded that AIM and
information concerning the profitability     its affiliates were qualified to continue
of AIM's (and its affiliates') investment    to provide non-investment advisory
advisory and other activities and its        services to the Fund, including
financial condition. The Board considered    administrative, transfer agency and
the overall profitability of AIM, as well    distribution services, and that AIM and
as the profitability of AIM in connection    its affiliates currently are providing
with managing the Fund. The Board noted      satisfactory non-investment advisory
that AIM's operations remain profitable,     services.
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

  SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06


AIM LIMITED MATURITY TREASURY FUND

INSTITUTIONAL CLASS SHARES                   ========================================        PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 1/31/06                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     10 Years                          4.31%      REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                   5 Years                          3.03       INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered        1 Year                           1.67       WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,       6 Months*                        1.15       REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         ========================================     THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  AVERAGE ANNUAL TOTAL RETURNS                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             For periods ended 12/31/05, most recent      PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             calendar quarter-end                         MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             10 Years                          4.37%      800-451-4246 OR VISIT
                                              5 Years                          3.23       AIMinvestmetns.com.
                                              1 Year                           1.45
                                              6 Months*                        0.69
                                             *Cumulative total return that has not
                                             been annualized
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

========================================

NASDAQ SYMBOL                    ALMIX

========================================

                                                                                       Over for information on your Fund's expenses.

=========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com                 LTD-INS-2            A I M Distributors, Inc.

  INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          actual ending account balance or
ongoing costs, including management fees     result by the number in the table under      expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses        may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the          ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during     and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                 5% hypothetical example with the 5%
with ongoing costs of investing in other                                                  hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     shareholder reports of the other funds.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown
entire period August 1, 2005, through        The table below also provides                in the table are meant to highlight your
January 31, 2006.                            information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended January 31,
invested, to estimate the expenses that      2006, appears in the table on the front
you paid over the period. Simply             of this supplement.

====================================================================================================================================

                                              ACTUAL                              HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING          ENDING         EXPENSES              ENDING           EXPENSES              ANNUALIZED
    SHARE         ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING         ACCOUNT VALUE     PAID DURING               EXPENSE
    CLASS           (8/1/05)        (1/31/06)(1)      PERIOD(2)            (1/31/06)        PERIOD(2)                 RATIO
Institutional      $1,000.00         $1,011.50         $1.72               $1,023.49          $1.73                   0.34%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005 through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================


AIMinvestments.com                  LTD-INS-2           A I M Distributors, Inc.

AIM LIMITED MATURITY TREASURY FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.14%(a)
3.38%                                          02/28/07    $21,000    $ 20,737,500
----------------------------------------------------------------------------------
3.75%                                          03/31/07     21,100      20,902,082
----------------------------------------------------------------------------------
3.63%                                          04/30/07     21,100      20,859,249
----------------------------------------------------------------------------------
3.50%                                          05/31/07     21,300      21,010,533
----------------------------------------------------------------------------------
3.63%                                          06/30/07     21,300      21,030,342
----------------------------------------------------------------------------------
3.88%                                          07/31/07     21,300      21,097,011
----------------------------------------------------------------------------------
4.00%                                          08/31/07     21,300      21,130,239
----------------------------------------------------------------------------------
4.00%                                          09/30/07     21,300      21,117,033
----------------------------------------------------------------------------------
4.25%                                          10/31/07     21,300      21,200,103
----------------------------------------------------------------------------------
4.25%                                          11/30/07     21,100      20,997,876
----------------------------------------------------------------------------------
4.38%                                          12/31/07     21,100      21,043,874
----------------------------------------------------------------------------------
4.38%                                          01/31/08     21,000      20,940,990
----------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.14% (Cost $253,867,571)                          252,066,832
==================================================================================
OTHER ASSETS LESS LIABILITIES--0.86%                                     2,189,824
==================================================================================
NET ASSETS--100.00%                                                   $254,256,656
__________________________________________________________________________________
==================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $252,066,832, which represented 99.14% of the Fund's Net Assets. See Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $253,867,571)      $252,066,832
-----------------------------------------------------------
Cash                                                739,510
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  455,785
-----------------------------------------------------------
  Interest                                        2,086,296
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               64,010
-----------------------------------------------------------
Other assets                                         26,192
===========================================================
    Total assets                                255,438,625
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            869,144
-----------------------------------------------------------
  Dividends                                          83,505
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 98,948
-----------------------------------------------------------
Accrued distribution fees                            31,146
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,648
-----------------------------------------------------------
Accrued transfer agent fees                          69,222
-----------------------------------------------------------
Accrued operating expenses                           28,356
===========================================================
    Total liabilities                             1,181,969
===========================================================
Net assets applicable to shares outstanding    $254,256,656
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $262,579,019
-----------------------------------------------------------
Undistributed net investment income                  (7,693)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (6,513,931)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (1,800,739)
===========================================================
                                               $254,256,656
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $202,963,882
___________________________________________________________
===========================================================
Class A3                                       $ 38,478,248
___________________________________________________________
===========================================================
Institutional Class                            $ 12,814,526
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          20,205,759
___________________________________________________________
===========================================================
Class A3                                          3,831,685
___________________________________________________________
===========================================================
Institutional Class                               1,275,363
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.04
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.04 divided
      by 99.00%)                               $      10.14
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.04
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.05
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,931,077
=========================================================================

EXPENSES:

Advisory fees                                                     274,344
-------------------------------------------------------------------------
Administrative services fees                                       41,632
-------------------------------------------------------------------------
Custodian fees                                                      6,943
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         167,282
-------------------------------------------------------------------------
  Class A3                                                         48,713
-------------------------------------------------------------------------
Transfer agent fees -- A and A3                                   243,455
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,189
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          11,359
-------------------------------------------------------------------------
Other                                                              90,311
=========================================================================
    Total expenses                                                886,228
=========================================================================
Less: Expenses reimbursed and expense offset arrangement           (5,533)
=========================================================================
    Net expenses                                                  880,695
=========================================================================
Net investment income                                           4,050,382
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (2,264,586)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                      866,888
=========================================================================
Net gain (loss) from investment securities                     (1,397,698)
=========================================================================
Net increase in net assets resulting from operations          $ 2,652,684
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 4,050,382     $   7,226,134
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (2,264,586)       (4,173,087)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         866,888          (580,189)
===========================================================================================
    Net increase in net assets resulting from operations        2,652,684         2,472,858
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (3,293,464)       (5,882,673)
-------------------------------------------------------------------------------------------
  Class A3                                                       (556,035)         (855,401)
-------------------------------------------------------------------------------------------
  Institutional Class                                            (200,883)         (488,060)
===========================================================================================
    Total distributions from net investment income             (4,050,382)       (7,226,134)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              --          (404,018)
-------------------------------------------------------------------------------------------
  Class A3                                                             --           (62,663)
-------------------------------------------------------------------------------------------
  Institutional Class                                                  --           (11,553)
===========================================================================================
    Total distributions from net realized gains                        --          (478,234)
===========================================================================================
    Decrease in net assets resulting from distributions        (4,050,382)       (7,704,368)
===========================================================================================
Share transactions-net:
  Class A                                                     (37,454,530)     (120,699,463)
-------------------------------------------------------------------------------------------
  Class A3                                                     (1,846,906)      (17,255,779)
-------------------------------------------------------------------------------------------
  Institutional Class                                           1,467,116         7,108,355
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (37,834,320)     (130,846,887)
===========================================================================================
    Net increase (decrease) in net assets                     (39,232,018)     (136,078,397)
===========================================================================================

NET ASSETS:

  Beginning of period                                         293,488,674       429,567,071
===========================================================================================
  End of period (including undistributed net investment
    income of $(7,693) and $(7,693), respectively)            $254,256,656    $ 293,488,674
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIMITED MATURITY TREASURY FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

AIM LIMITED MATURITY TREASURY FUND

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                             0.20%
--------------------------------------------------------------------
Over $500 million                                             0.175%
 ___________________________________________________________________
====================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $476.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $41,632.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $243,455 for Class A and Class A3 share classes and $2,189 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares. Of these amounts, up to 0.25% of the average daily net assets of Class A or Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A and Class A3 shares paid $167,282 and $48,713, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2006, ADI advised the Fund that it retained $2,809 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,057.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

AIM LIMITED MATURITY TREASURY FUND

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $2,354 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                     $822,442
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $137,472,934 and $175,226,564, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       $(1,810,313)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $253,877,145.

AIM LIMITED MATURITY TREASURY FUND

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                 JANUARY 31, 2006(a)               JULY 31, 2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        610,838    $  6,157,186      1,564,894    $  15,922,516
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                       655,596       6,601,287      1,801,578       18,373,671
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            205,117       2,068,199     15,549,445      159,823,320
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        285,644       2,875,752        524,437        5,339,720
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                        48,833         491,529         80,334          817,467
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             18,131         182,591         18,196          184,985
========================================================================================================================
Reacquired:
  Class A                                                     (4,613,350)    (46,487,468)   (13,923,302)    (141,961,699)
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                      (887,167)     (8,939,722)    (3,572,388)     (36,446,917)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (77,769)       (783,674)   (14,890,688)    (152,899,950)
========================================================================================================================
                                                              (3,754,127)   $(37,834,320)   (12,847,494)   $(130,846,887)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.

AIM LIMITED MATURITY TREASURY FUND


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                               YEAR ENDED JULY 31,
                                                 JANUARY 31,       --------------------------------------------------------------
                                                    2006             2005           2004        2003        2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.10         $  10.25       $  10.46    $  10.53    $  10.26       $   9.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.15             0.20(a)        0.12        0.19        0.33(b)        0.52(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.06)           (0.13)         (0.04)       0.03        0.27           0.31
=================================================================================================================================
    Total from investment operations                  0.09             0.07           0.08        0.22        0.60           0.83
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.15)           (0.20)         (0.12)      (0.19)      (0.33)         (0.53)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (0.02)         (0.17)      (0.10)         --             --
=================================================================================================================================
    Total distributions                              (0.15)           (0.22)         (0.29)      (0.29)      (0.33)         (0.53)
=================================================================================================================================
Net asset value, end of period                    $  10.04         $  10.10       $  10.25    $  10.46    $  10.53       $  10.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       0.90%            0.68%          0.75%       2.18%       5.89%          8.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $202,964         $241,553       $366,473    $577,993    $696,259       $507,799
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.65%(d)         0.60%          0.59%       0.53%       0.48%          0.56%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.65%(d)         0.61%          0.60%       0.53%       0.48%          0.56%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              2.95%(d)         1.96%          1.13%       1.85%       3.12%(b)       5.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              51%             142%           100%        124%        149%           137%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $221,224,736.
(e)  Not annualized for periods less than one year.

AIM LIMITED MATURITY TREASURY FUND

                                                                                          CLASS A3
                                                              ----------------------------------------------------------------
                                                                                                              OCTOBER 31, 2002
                                                                                          YEAR ENDED            (DATE SALES
                                                                 SIX MONTHS                JULY 31,            COMMENCED) TO
                                                                   ENDED             ---------------------        JULY 31,
                                                              JANUARY 31, 2006        2005          2004            2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.09            $ 10.25       $ 10.46        $ 10.59

------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.15               0.18(a)       0.10           0.13

------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.05)             (0.14)        (0.04)         (0.04)

==============================================================================================================================
    Total from investment operations                                 0.10               0.04          0.06           0.09

==============================================================================================================================
Less distributions:
  Dividends from net investment income                              (0.15)             (0.18)        (0.10)         (0.12)

------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                --              (0.02)        (0.17)         (0.10)

==============================================================================================================================
    Total distributions                                             (0.15)             (0.20)        (0.27)         (0.22)

==============================================================================================================================
Net asset value, end of period                                    $ 10.04            $ 10.09       $ 10.25        $ 10.46

______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                      0.95%              0.39%         0.56%          0.88%

______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $38,478            $40,524       $58,453        $94,409

______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.75%(c)           0.79%         0.79%          0.73%(d)

------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.75%(c)           0.80%         0.80%          0.73%(d)

==============================================================================================================================
Ratio of net investment income to average net assets                 2.85%(c)           1.77%         0.93%          1.65%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                                             51%               142%          100%           124%

______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less then one year.
(c) Ratios are annualized and based on average daily net assets of $38,652,350.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                    INSTITUTIONAL CLASS
                                                           ----------------------------------------------------------------------
                                                              SIX MONTHS                        YEAR ENDED JULY 31,
                                                                ENDED             -----------------------------------------------
                                                           JANUARY 31, 2006        2005       2004      2003      2002      2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.10            $ 10.25    $10.46    $10.53    $10.26    $ 9.96

---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.17               0.23(a)   0.14      0.22      0.34(b)   0.54(a)

---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.05)             (0.13)    (0.04)     0.03      0.27      0.31

=================================================================================================================================
    Total from investment operations                              0.12               0.10      0.10      0.25      0.61      0.85

=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.17)             (0.23)    (0.14)    (0.22)    (0.34)    (0.55)

---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              (0.02)    (0.17)    (0.10)       --        --

=================================================================================================================================
    Total distributions                                          (0.17)             (0.25)    (0.31)    (0.32)    (0.34)    (0.55)

=================================================================================================================================
Net asset value, end of period                                 $ 10.05            $ 10.10    $10.25    $10.46    $10.53    $10.26

_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                   1.15%              0.93%     1.01%     2.42%     6.05%     8.80%

_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,815            $11,412    $4,641    $3,913    $2,970    $1,812

_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.34%(d)           0.31%     0.34%     0.30%     0.34%     0.33%

---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.34%(d)           0.32%     0.35%     0.30%     0.34%     0.41%

=================================================================================================================================
Ratio of net investment income to average net assets              3.26%(d)           2.25%     1.38%     2.08%     3.26%(b)   5.38%

_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                          51%               142%      100%      124%      149%      137%

_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average net assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d) Ratios are annualized and based on average daily net assets of $12,230,092.
(e)  Not annualized for periods less than one year.

AIM LIMITED MATURITY TREASURY FUND

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

AIM LIMITED MATURITY TREASURY FUND

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM LIMITED MATURITY TREASURY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 The Bank of New York
                                                                                2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

DOMESTIC EQUITY                                     INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund(3)                AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund(3)                        AIM European Small Company Fund(1)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund            AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S.Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)                               SECTOR EQUITY                     TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                               AIM Municipal Bond Fund
AIM Premier Equity Fund(4)                   AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(4)             AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                       AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Technology Fund                           AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund             AIM Utilities Fund                            AIM Moderate Allocation Fund
AIM Weingarten Fund(3)                                                                     AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                           AIM Income Allocation Fund
                                                                                           AIM International Allocation Fund

                                                    ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS,AND CHARGES AND EXPENSES CAREFULLY.
                                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================

*Domestic equity and income fund

(1)This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2)Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3)Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4)Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.


AIMinvestments.com                 LTD-SAR-1            A I M Distributors, Inc.


                           YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Management              --Registered Trademark--
                                  Plans     Accounts
------------------------------------------------------------------------------

                                                           AIM MONEY MARKET FUND
                            Semiannual Report to Shareholders o January 31, 2006

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM MONEY MARKET FUND SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          The Fund provides a complete list of its      =========================================
                                             holdings four times in each fiscal year,
o Class B shares are not available as an     at the quarter-ends. For the second and       MATURITY DISTRIBUTION OF FUND HOLDINGS
investment for retirement plans              fourth quarters, the lists appear in the      In days, as of 1/31/06
maintained pursuant to Section 401 of the    Fund's semiannual and annual reports to
Internal Revenue Code, including 401(k)      shareholders. For the first and third         1-7                                65.3%
plans, money purchase pension plans and      quarters, the Fund files the lists with       8-30                               15.6
profit sharing plans. Plans that had         the Securities and Exchange Commission        31-90                              11.9
existing accounts invested in Class B        (SEC) on Form N-Q. The most recent list       91-120                              4.1
shares prior to September 30, 2003, will     of portfolio holdings is available at         121-180                             3.1
continue to be allowed to make additional    AIMinvestments.com. From our home page,
purchases.                                   click on Products & Performance, then         The number of days to maturity of each
                                             Mutual Funds, then Fund Overview. Select      holding is determined in accordance with
o Class R shares are available only to       your Fund from the drop-down menu and         the provisions of Rule 2a-7 under the
certain retirement plans. Please see the     click on Complete Quarterly Holdings.         Investment Company Act of 1940.
prospectus for more information.             Shareholders can also look up the Fund's
                                             Forms N-Q on the SEC's Web site at            =========================================
o Investor Class shares are closed to        sec.gov. Copies of the Fund's Forms N-Q
most investors. For more information on      may be reviewed and copied at the SEC's       PERFORMANCE QUOTED IS PAST PERFORMANCE
who may continue to invest in Investor       Public Reference Room at 450 Fifth            AND CANNOT GUARANTEE COMPARABLE FUTURE
Class shares, please see the prospectus.     Street, N.W., Washington, D.C.                RESULTS; CURRENT PERFORMANCE MAY BE LOWER
                                             20549-0102. You can obtain information on     OR HIGHER. VISIT AIMinvestments.com FOR
ABOUT INDEXES USED IN THIS REPORT            the operation of the Public Reference         THE MOST RECENT MONTH-END PERFORMANCE.
                                             Room, including information about
o The unmanaged LEHMAN BROTHERS U.S.         duplicating fee charges, by calling           =========================================
AGGREGATE BOND INDEX (the Lehman             202-942-8090 or 800-732-0330, or by
Aggregate Index), which represents the       electronic request at the following           TEAM MANAGED BY A I M ADVISORS, INC.
U.S. investment-grade fixed-rate bond        e-mail address: publicinfo@sec.gov. The
market (including government and             SEC file numbers for the Fund are             =========================================
corporate securities, mortgage               811-05686 and 033-39519.
pass-through securities and asset-backed                                                   AN INVESTMENT IN THE FUND IS NOT INSURED
securities), is compiled by Lehman           A description of the policies and             OR GUARANTEED BY THE FEDERAL DEPOSIT
Brothers, a global investment bank.          procedures that the Fund uses to              INSURANCE CORPORATION OR ANY OTHER
                                             determine how to vote proxies relating to     GOVERNMENT AGENCY. ALTHOUGH THE FUND
o The unmanaged STANDARD & POOR'S            portfolio securities is available without     SEEKS TO PRESERVE THE VALUE OF YOUR
COMPOSITE INDEX OF 500 STOCKS (the S&P       charge, upon request, from our Client         INVESTMENT AT $1.00 PER SHARE, IT IS
500--Registered Trademark-- Index) is an     Services department at 800-959-4246 or on     POSSIBLE TO LOSE MONEY BY INVESTING IN
index of common stocks frequently used as    the AIM Web site, AIMinvestments.com. On      THE FUND.
a general measure of U.S. stock market       the home page, scroll down and click on
performance.                                 AIM Funds Proxy Policy. The information       =========================================
                                             is also available on the SEC Web site,
OTHER INFORMATION                            sec.gov.

o The Fund is not managed to track the       Information regarding how the Fund voted
performance of any particular index,         proxies related to its portfolio
including the indexes defined here, and      securities during the 12 months ended
consequently, the performance of the Fund    June 30, 2005, is available at our Web
may deviate significantly from the           site. Go to AIMinvestments.com, access
performance of the indexes.                  the About Us tab, click on Required
                                             Notices and then click on Proxy Voting
o A direct investment cannot be made in      Activity. Next, select the Fund from the
an index. Unless otherwise indicated,        drop-down menu. The information is also
index results include reinvested             available on the SEC Web site, sec.gov.
dividends, and they do not reflect sales
charges or fund expenses.                    =======================================================

                                             AIM MONEY MARKET FUND SEVEN-DAY YIELD BY SHARE CLASS

                                                                                 As of        As of
                                                                                1/31/06      7/31/05
                                             AIM Cash Reserve Shares             3.48%        2.36%
                                             Class B Shares                      2.73         1.61
                                             Class C Shares                      2.73         1.69
                                             Class R Shares                      3.23         2.11
                                             Investor Class Shares               3.73         2.61

                                             Had the advisor not waived fees or reimbursed expenses
                                             in the past, performance would have been lower.

                                             =======================================================

======================================================================================     =========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.            AIM Cash Reserve Shares            AIMXX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Investor Class Shares              INAXX

======================================================================================     =========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM MONEY MARKET FUND

                     DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF FUNDS --Registered Trademark--:

                     Rising short-term interest rates benefited Fund
                     shareholders throughout the six months ended January 31,
    [GRAHAM          2006. Throughout the reporting period, yields on shares of
     PHOTO]          AIM Money Market Fund increased as the U.S. Federal Reserve
                     Board (the Fed) raised its federal funds target rate.

 ROBERT H. GRAHAM       Responding to evidence of an expanding economy and
                     concerns about potential inflation, the Fed gradually
                     raised the federal funds target rate from 3.25% to 4.50%
                     over the six months covered by this report. Changes in this influential interest rate are reflected fairly rapidly in
                     the yields on short-term securities such as money market
   [WILLIAMSON       funds.
      PHOTO]
                        The table on the inside front cover of this report shows
                     changes in the seven-day yields of the Fund's various share
 MARK H. WILLIAMSON  classes at the beginning of the reporting period and at its close.

                     MARKET CONDITIONS

                     The stock and bond markets achieved gains over the six months ended January 31, 2006:

                        o The investment-grade Lehman Brothers U.S. Aggregate
                          Bond Index returned 0.84%.

                        o The Standard & Poor's Composite Index of 500 Stocks
                          returned 4.67%.

                        Over the reporting period, the Fed raised its federal
                     funds target rate five times, in increments of 25 basis points (0.25%). The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances.

                        This monetary tightening particularly affected the
                     interest rates of short-term Treasuries. What then Fed Chairman Alan Greenspan described as a "conundrum" was the fact that long-term Treasury rates did not respond to the Fed's actions as they have in the past. In fact, by the end of 2005, yields on long maturity Treasuries were lower than they were before this round of monetary tightening began, and the difference in yield between three-month and 30-year Treasuries was less than 50 basis points.

                        In the fourth quarter of 2005, economic growth slowed.
                     Uneven consumer spending, historically high energy prices and a slowing housing market remain as areas of concern, but the economy has proven to be resilient.

                     YOUR FUND

                     Regardless of Fed policy or economic conditions, your Fund continues to focus on three objectives:

                        o Safety of principal

                        o Liquidity

                        o The highest possible yield consistent with safety of
                          principal

                        Your Fund invests only in high-quality U.S.
                     dollar-denominated short-term fixed-income obligations. Although a money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                        Thank you for your continued participation in AIM Money
                     Market Fund.

                     Sincerely,

                     /S/ ROBERT H. GRAHAM            /S/ MARK H. WILLIAMSON

                     Robert H. Graham                Mark H. Williamson
                     President & Vice Chair,         President,
                     AIM Funds                       A I M Advisors, Inc.

                     March 21, 2006

                     The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MONEY MARKET FUND

                     DEAR FELLOW AIM FUND SHAREHOLDERS:

[CROCKETT            Having completed a year of transition and change at AIM
  PHOTO]             Funds--as well as my first full year as your board's
                     independent chair--I can assure you that shareholder
BRUCE L.             interests are at the forefront of every decision your board
CROCKETT             makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you.

                     An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                        Some highlights of 2005 board activity:

                        o Board approval of voluntary fee reductions, which are
                          saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Board approval for the merger of 14 funds into other
                          AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                        o Board approval for portfolio management changes at 11
                          funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                        In 2006, your board will continue to focus on reducing
                     costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who is retiring this year.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    March 21, 2006

AIM MONEY MARKET FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                  The hypothetical account values and
                                                                                           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information          actual ending account balance or expenses
two types of costs: (1) transaction          about actual account values and actual        you paid for the period. You may use this
costs, which may include sales charges       expenses. You may use the information in      information to compare the ongoing costs
(loads) on purchase payments; contingent     this table, together with the amount you      of investing in the Fund and other funds.
deferred sales charges on redemptions;       invested, to estimate the expenses that       To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         you paid over the period. Simply divide       example with the 5% hypothetical examples
ongoing costs, including management fees;    your account value by $1,000 (for             that appear in the shareholder reports of
distribution and/or service fees (12b-1);    example, an $8,600 account value divided      the other funds.
and other Fund expenses. This example is     by $1,000 = 8.6), then multiply the
intended to help you understand your         result by the number in the table under          Please note that the expenses shown in
ongoing costs (in dollars) of investing      the heading entitled "Actual Expenses         the table are meant to highlight your
in the Fund and to compare these costs       Paid During Period" to estimate the           ongoing costs only and do not reflect any
with ongoing costs of investing in other     expenses you paid on your account during      transactional costs, such as sales
mutual funds. The example is based on an     this period.                                  charges (loads) on purchase payments,
investment of $1,000 invested at the                                                       contingent deferred sales charges on
beginning of the period and held for the     HYPOTHETICAL EXAMPLE FOR COMPARISON           redemptions, and redemption fees, if any.
entire period August 1, 2005, through        PURPOSES                                      Therefore, the hypothetical information
January 31, 2006.                                                                          is useful in comparing ongoing costs
                                             The table below also provides information     only, and will not help you determine the
                                             about hypothetical account values and         relative total costs of owning different
                                             hypothetical expenses based on the Fund's     funds. In addition, if these
                                             actual expense ratio and an assumed rate      transactional costs were included, your
                                             of return of 5% per year before expenses,     costs would have been higher.
                                             which is not the Fund's actual return.

===================================================================================================================================

                                                    ACTUAL                             HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING            ENDING          EXPENSES            ENDING             EXPENSES         ANNUALIZED
    SHARE           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING       ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS              (8/1/05)         (1/31/06)(1)       PERIOD(2)          (1/31/06)           PERIOD(2)           RATIO
AIM Cash Reserve     $  1,000.00        $  1,014.90         $  5.23          $  1,020.01           $  5.24            1.03%
      B                 1,000.00           1,011.00            9.02             1,016.23              9.05            1.78
      C                 1,000.00           1,011.10            9.02             1,016.23              9.05            1.78
      R                 1,000.00           1,013.60            6.50             1,018.75              6.51            1.28
   Investor             1,000.00           1,016.10            3.96             1,021.27              3.97            0.78

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year.

===================================================================================================================================

                                                                                                 [ARROW
                                                                                                 BUTTON   For More Information Visit
                                                                                                 IMAGE]       AIMinvestments.com

AIM MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      o The quality of services to be provided      o Overall performance of AIM. The Board
Securities Funds (the "Board") oversees      by AIM. The Board reviewed the                considered the overall performance of AIM
the management of AIM Money Market Fund      credentials and experience of the             in providing investment advisory and
(the "Fund") and, as required by law,        officers and employees of AIM who will        portfolio administrative services to the
determines annually whether to approve       provide investment advisory services to       Fund and concluded that such performance
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications     was satisfactory.
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory
("AIM"). Based upon the recommendation of    services, the Board reviewed the              o Fees relative to those of clients of
the Investments Committee of the Board,      qualifications of AIM's investment            AIM with comparable investment
at a meeting held on June 30, 2005, the      personnel and considered such issues as       strategies. The Board reviewed the
Board, including all of the independent      AIM's portfolio and product review            advisory fee rate for the Fund under the
trustees, approved the continuance of the    process, AIM's legal and compliance           Advisory Agreement. The Board noted that
advisory agreement (the "Advisory            function, AIM's use of technology, AIM's      this rate (i) was higher than the
Agreement") between the Fund and AIM for     portfolio administration function and the     advisory fee rates for four institutional
another year, effective July 1, 2005.        quality of AIM's investment research.         money market funds advised by AIM with
                                             Based on the review of these and other        investment strategies comparable to those
    The Board considered the factors         factors, the Board concluded that the         of the Fund (one of which has an "all-in"
discussed below in evaluating the            quality of services to be provided by AIM     fee structure whereby AIM pays all of the
fairness and reasonableness of the           was appropriate and that AIM currently is     fund's ordinary operating expenses); (ii)
Advisory Agreement at the meeting on June    providing satisfactory services in            was comparable to the advisory fee rate
30, 2005 and as part of the Board's          accordance with the terms of the Advisory     for one variable insurance fund advised
ongoing oversight of the Fund. In their      Agreement.                                    by AIM and offered to insurance company
deliberations, the Board and the                                                           separate accounts with investment
independent trustees did not identify any    o The performance of the Fund relative to     strategies comparable to those of the
particular factor that was controlling,      comparable funds. The Board reviewed the      Fund; (iii) was lower than the advisory
and each trustee attributed different        performance of the Fund during the past       fee rate for an offshore fund for which
weights to the various factors.              one, three and five calendar years            an AIM affiliate serves as advisor with
                                             against the performance of funds advised      investment strategies comparable to those
    One of the responsibilities of the       by other advisors with investment             of the Fund; and (iv) was higher than the
Senior Officer of the Fund, who is           strategies comparable to those of the         advisory fee rates for three unregistered
independent of AIM and AIM's affiliates,     Fund. The Board noted that the Fund's         pooled investment vehicles for which an
is to manage the process by which the        performance in such periods was below the     AIM affiliate serves as advisor with
Fund's proposed management fees are          median performance of such comparable         investment strategies comparable to those
negotiated to ensure that they are           funds. Based on this review and after         of the Fund. The Board noted that AIM has
negotiated in a manner which is at arm's     taking account of all of the other            agreed to waive fees of the Fund, as
length and reasonable. To that end, the      factors that the Board considered in          described below. Based on this review,
Senior Officer must either supervise a       determining whether to continue the           the Board concluded that the advisory fee
competitive bidding process or prepare an    Advisory Agreement for the Fund, the          rate for the Fund under the Advisory
independent written evaluation. The          Board concluded that no changes should be     Agreement was fair and reasonable.
Senior Officer has recommended an            made to the Fund and that it was not
independent written evaluation in lieu of    necessary to change the Fund's portfolio      o Fees relative to those of comparable
a competitive bidding process and, upon      management team at this time. However,        funds with other advisors. The Board
the direction of the Board, has prepared     due to the Fund's under-performance, the      reviewed the advisory fee rate for the
such an independent written evaluation.      Board also concluded that it would be         Fund under the Advisory Agreement. The
Such written evaluation also considered      appropriate for management and the Board      Board compared effective contractual
certain of the factors discussed below.      to continue to closely monitor the            advisory fee rates at a common asset
In addition, as discussed below, the         performance of the Fund.                      level and noted that the Fund's rate was
Senior Officer made certain                                                                below the median rate of the funds
recommendations to the Board in              o The performance of the Fund relative to     advised by other advisors with investment
connection with such written evaluation.     indices. The Board reviewed the               strategies comparable to those of the
                                             performance of the Fund during the past       Fund that the Board reviewed. The Board
    The discussion below serves as a         one, three and five calendar years            noted that AIM has agreed to waive fees
summary of the Senior Officer's              against the performance of the Lipper         of the Fund, as described below. Based on
independent written evaluation and           Money Market Fund Index. The Board noted      this review, the Board concluded that the
recommendations to the Board in              that the Fund's performance for the three     advisory fee rate for the Fund under the
connection therewith, as well as a           and five year periods was below the           Advisory Agreement was fair and
discussion of the material factors and       performance of such Index and comparable      reasonable.
the conclusions with respect thereto that    to such Index for the one year period.
formed the basis for the Board's approval    Based on this review and after taking         o Expense limitations and fee waivers.
of the Advisory Agreement. After             account of all of the other factors that      The Board noted that AIM has voluntarily
consideration of all of the factors below    the Board considered in determining           agreed to waive fees and/or limit
and based on its informed business           whether to continue the Advisory              expenses of the Fund in order to increase
judgment, the Board determined that the      Agreement for the Fund, the Board             the Fund's yield. The Board considered
Advisory Agreement is in the best            concluded that no changes should be made      the voluntary nature of this fee
interests of the Fund and its                to the Fund and that it was not necessary     waiver/expense limitation and noted that
shareholders and that the compensation to    to change the Fund's portfolio management     it can be terminated at any time by AIM
AIM under the Advisory Agreement is fair     team at this time. However, due to the        without further notice to investors. The
and reasonable and would have been           Fund's under-performance, the Board also      Board considered the effect this fee
obtained through arm's length                concluded that it would be appropriate        waiver/expense limitation would have on
negotiations.                                for management and the Board to continue      the Fund's estimated expenses and
                                             to closely monitor the performance of the     concluded that the levels of fee
o The nature and extent of the advisory      Fund.                                         waivers/expense limitations for the Fund
services to be provided by AIM. The Board                                                  were fair and reasonable.
reviewed the services to be provided by      o Meeting with the Fund's portfolio
AIM under the Advisory Agreement. Based      managers and investment personnel. With
on such review, the Board concluded that     respect to the Fund, the Board is meeting
the range of services to be provided by      periodically with such Fund's portfolio
AIM under the Advisory Agreement was         managers and/or other investment
appropriate and that AIM currently is        personnel and believes that such
providing services in accordance with the    individuals are competent and able to
terms of the Advisory Agreement.             continue to carry out their
                                             responsibilities under the Advisory
                                             Agreement.

                                                                                                                         (continued)

AIM MONEY MARKET FUND

o Breakpoints and economies of scale. The    upon by the Board in this regard in lieu      o Historical relationship between the
Board reviewed the structure of the          of a competitive bidding process. In          Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory       determining whether to continue the           continue the Advisory Agreement for the
Agreement, noting that it includes one       Advisory Agreement for the Fund, the          Fund, the Board also considered the prior
breakpoint. The Board reviewed the level     Board considered the Senior Officer's         relationship between AIM and the Fund, as
of the Fund's advisory fees, and noted       written evaluation and the recommendation     well as the Board's knowledge of AIM's
that such fees, as a percentage of the       made by the Senior Officer to the Board       operations, and concluded that it was
Fund's net assets, have decreased as net     that the Board consider implementing a        beneficial to maintain the current
assets increased because the Advisory        process to assist them in more closely        relationship, in part, because of such
Agreement includes a breakpoint. The         monitoring the performance of the AIM         knowledge. The Board also reviewed the
Board concluded that the Fund's fee          Funds. The Board concluded that it would      general nature of the non-investment
levels under the Advisory Agreement          be advisable to implement such a process      advisory services currently performed by
therefore reflect economies of scale and     as soon as reasonably practicable.            AIM and its affiliates, such as
that it was not necessary to change the                                                    administrative, transfer agency and
advisory fee breakpoints in the Fund's       o Profitability of AIM and its                distribution services, and the fees
advisory fee schedule.                       affiliates. The Board reviewed                received by AIM and its affiliates for
                                             information concerning the profitability      performing such services. In addition to
o Investments in affiliated money market     of AIM's (and its affiliates') investment     reviewing such services, the trustees
funds. The Board also took into account      advisory and other activities and its         also considered the organizational
the fact that uninvested cash and cash       financial condition. The Board considered     structure employed by AIM and its
collateral from securities lending           the overall profitability of AIM, as well     affiliates to provide those services.
arrangements (collectively, "cash            as the profitability of AIM in connection     Based on the review of these and other
balances") of the Fund may be invested in    with managing the Fund. The Board noted       factors, the Board concluded that AIM and
money market funds advised by AIM            that AIM's operations remain profitable,      its affiliates were qualified to continue
pursuant to the terms of an SEC exemptive    although increased expenses in recent         to provide non-investment advisory
order. The Board found that the Fund may     years have reduced AIM's profitability.       services to the Fund, including
realize certain benefits upon investing      Based on the review of the profitability      administrative, transfer agency and
cash balances in AIM advised money market    of AIM's and its affiliates' investment       distribution services, and that AIM and
funds, including a higher net return,        advisory and other activities and its         its affiliates currently are providing
increased liquidity, increased               financial condition, the Board concluded      satisfactory non-investment advisory
diversification or decreased transaction     that the compensation to be paid by the       services.
costs. The Board also found that the Fund    Fund to AIM under its Advisory Agreement
will not receive reduced services if it      was not excessive.                            o Other factors and current trends. In
invests its cash balances in such money                                                    determining whether to continue the
market funds. The Board noted that, to       o Benefits of soft dollars to AIM. The        Advisory Agreement for the Fund, the
the extent the Fund invests in affiliated    Board considered the benefits realized by     Board considered the fact that AIM, along
money market funds, AIM has voluntarily      AIM as a result of brokerage transactions     with others in the mutual fund industry,
agreed to waive a portion of the advisory    executed through "soft dollar"                is subject to regulatory inquiries and
fees it receives from the Fund               arrangements. Under these arrangements,       litigation related to a wide range of
attributable to such investment. The         brokerage commissions paid by other funds     issues. The Board also considered the
Board further determined that the            advised by AIM are used to pay for            governance and compliance reforms being
proposed securities lending program and      research and execution services. This         undertaken by AIM and its affiliates,
related procedures with respect to the       research may be used by AIM in making         including maintaining an internal
lending Fund is in the best interests of     investment decisions for the Fund. The        controls committee and retaining an
the lending Fund and its respective          Board concluded that such arrangements        independent compliance consultant, and
shareholders. The Board therefore            were appropriate.                             the fact that AIM has undertaken to cause
concluded that the investment of cash                                                      the Fund to operate in accordance with
collateral received in connection with       o AIM's financial soundness in light of       certain governance policies and
the securities lending program in the        the Fund's needs. The Board considered        practices. The Board concluded that these
money market funds according to the          whether AIM is financially sound and has      actions indicated a good faith effort on
procedures is in the best interests of       the resources necessary to perform its        the part of AIM to adhere to the highest
the lending Fund and its respective          obligations under the Advisory Agreement,     ethical standards, and determined that
shareholders.                                and concluded that AIM has the financial      the current regulatory and litigation
                                             resources necessary to fulfill its            environment to which AIM is subject
o Independent written evaluation and         obligations under the Advisory Agreement.     should not prevent the Board from
recommendations of the Fund's Senior                                                       continuing the Advisory Agreement for the
Officer. The Board noted that, upon their                                                  Fund.
direction, the Senior Officer of the Fund
had prepared an independent written
evaluation in order to assist the Board
in determining the reasonableness of the
proposed management fees of the AIM
Funds, including the Fund. The Board
noted that the Senior Officer's written
evaluation had been relied

AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-26.92%(a)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-2.28%

Atlantis One Funding Corp.
  (Acquired 11/14/05; Cost $9,901,067)
  4.24%(b)                                     02/06/06    $10,000    $    9,994,111
------------------------------------------------------------------------------------
  (Acquired 10/06/05; Cost $14,690,479)
  4.15%(b)                                     04/03/06     15,000        14,894,521
====================================================================================
                                                                          24,888,632
====================================================================================

ASSET-BACKED SECURITIES- FULLY BACKED-6.11%

Aquinas Funding LLC (CEP-MBIA Insurance
  Corp.) (Acquired 01/18/06; Cost
  $19,775,500)
  4.49%(b)                                     04/18/06     20,000        19,810,422
------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 09/20/05; Cost $21,615,557)
  3.93%(b)                                     03/15/06     22,039        21,937,951
------------------------------------------------------------------------------------
Newport Funding Corp. (CEP-MBIA Insurance
  Corp.) (Acquired 01/11/06; Cost
  $24,714,417)
  4.47%(b)                                     04/13/06     25,000        24,779,604
====================================================================================
                                                                          66,527,977
====================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-6.69%

Amsterdam Funding Corp. (Acquired 01/06/06;
  Cost $24,854,333)
  4.37%(b)(c)                                  02/23/06     25,000        24,933,236
------------------------------------------------------------------------------------
CRC Funding LLC (Acquired 01/13/06; Cost
  $24,856,063)
  4.41%(b)                                     03/01/06     25,000        24,914,250
------------------------------------------------------------------------------------
Gemini Securitization LLC (Acquired 12/14/05;
  Cost $22,839,179)
  4.34%(b)                                     02/10/06     23,000        22,975,045
====================================================================================
                                                                          72,822,531
====================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.45%

Grampian Funding Ltd./LLC (Acquired 11/23/05;
  Cost $9,780,000)
  4.40%(b)(c)                                  05/22/06     10,000         9,865,556
------------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired 08/31/05;
  Cost $16,518,094)
  3.91%(b)(c)                                  02/24/06     16,840        16,797,933
====================================================================================
                                                                          26,663,489
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------

CONSUMER FINANCE-4.59%

HSBC Finance Corp.
  4.51%(d)                                     02/01/06    $50,000    $   50,000,000
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.80%

General Electric Capital Corp.
  3.91%                                        03/02/06      8,000         7,974,802
------------------------------------------------------------------------------------
  4.40%                                        05/22/06     35,000        34,529,444
------------------------------------------------------------------------------------
General Electric Capital Services
  4.55%                                        07/10/06     10,000         9,799,263
====================================================================================
                                                                          52,303,509
====================================================================================
    Total Commercial Paper (Cost
      $293,206,138)                                                      293,206,138
====================================================================================

TIME DEPOSITS-9.18%

Dexia Bank S.A. (Belgium)
  4.50%(c)(d)                                  02/01/06     50,000        50,000,000
------------------------------------------------------------------------------------
Rabobank Nederland (Cayman Islands)
  4.50%(c)(d)                                  02/01/06     50,000        50,000,000
====================================================================================
    Total Time Deposits (Cost $100,000,000)                              100,000,000
====================================================================================

ASSET-BACKED SECURITIES-6.59%

DIVERSIFIED BANKS-0.65%

Residential Mortgage Securities- Series 17A,
  Class A-1, Floating Rate Bonds (Acquired
  02/10/05; Cost $7,071,000)
  4.45%(b)(c)(e)                               02/14/06      7,071         7,071,000
====================================================================================

FULLY BACKED-5.94%

RACERS Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $30,000,000)
  4.51%(b)(e)                                  07/21/06     30,000        30,000,000
------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance,
  Inc.-Series 2004-HM2A, Class AMM, Putable
  Floating Rate Bonds (CEP-Ambac Assurance
  Corp.) (Acquired 09/07/05; Cost
  $34,731,515)
  4.52%(b)(e)(f)                               12/25/34     34,732        34,731,515
====================================================================================
                                                                          64,731,515
====================================================================================
    Total Asset-Backed Securities (Cost
      $71,802,515)                                                        71,802,515
====================================================================================

MEDIUM-TERM NOTES-5.14%

Procter & Gamble Co. (The); Floating Rate
  MTN, (Acquired 08/02/04; Cost $33,000,000)
  4.45%(b)(g)                                  01/10/07     33,000        33,000,000
------------------------------------------------------------------------------------

AIM MONEY MARKET FUND

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

Societe Generale S.A.; Unsec. Floating Rate
  MTN (Acquired 10/26/05; Cost $23,000,000)
  4.36%(b)(c)(e)                               02/02/07    $23,000    $   23,000,000
====================================================================================
    Total Medium-Term Notes (Cost
      $56,000,000)                                                        56,000,000
====================================================================================

MASTER NOTE AGREEMENTS-5.05%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 11/16/05; Cost $55,000,000)
  4.64%(b)(d)(h)(i)                            02/14/06     55,000        55,000,000
====================================================================================

PROMISSORY NOTES-4.59%

Goldman Sachs Group, Inc. (The) (Acquired
  01/06/06; Cost $50,000,000)
  4.62%(b)(i)(j)                               10/03/06     50,000        50,000,000
====================================================================================

VARIABLE RATE DEMAND NOTES-3.53%(K)

INSURED-0.59%(L)

Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  (INS-MBIA Insurance Corp.)
  4.46%(d)(m)                                  12/01/20      6,405         6,405,000
====================================================================================

LETTER OF CREDIT ENHANCED-2.94%(N)

California (State of), ABAG Finance Authority
  for Nonprofit Corporations (YMCA of San
  Francisco); Refunding Taxable Series 2004-A
  RB
  (LOC-Wells Fargo Bank, N.A.)
  4.47%(d)(m)                                  10/01/29      9,205         9,205,000
------------------------------------------------------------------------------------
FE, LLC-Series A, Loan Program Notes
  (LOC-Fifth Third Bank)
  4.49%(m)                                     04/01/28      7,210         7,210,000
------------------------------------------------------------------------------------
Los Lunas (City of), New Mexico (Fresenius
  Medical Care Project); Refunding Taxable
  Series 2005 IDR (LOC-Wells Fargo Bank,
  N.A.)
  4.57%(d)(m)                                  02/01/25      1,200         1,200,000
------------------------------------------------------------------------------------
Miami-Dade (County of), Florida Industrial
  Development Authority (Dolphins Stadium);
  Taxable Series 2000 IDR (LOC-Societe
  Generale S.A.)
  4.32%(c)(m)                                  07/01/22        100           100,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); Taxable
  Series 2000 IDR (LOC-Bank of America, N.A.)
  4.63%(m)                                     06/01/15     11,825        11,825,000
------------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Taxable Series 2005 B RB
  (LOC-Wachovia Bank, N.A.)
  4.59%(d)(m)                                  09/01/17      2,500         2,500,000
====================================================================================
                                                                          32,040,000
====================================================================================
    Total Variable Rate Demand Notes (Cost
      $38,445,000)                                                        38,445,000
====================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY     (000)         VALUE
------------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.76%

New York Life Insurance Co. (Acquired
  04/06/05; Cost $15,000,000)
  4.47%(b)(e)(j)                               04/05/06    $15,000    $   15,000,000
------------------------------------------------------------------------------------
Travelers Insurance Co. (The) (Acquired
  10/18/05; Cost $15,000,000)
  4.67%(b)(g)(j)                               10/13/06     15,000        15,000,000
====================================================================================
    Total Funding Agreements (Cost
      $30,000,000)                                                        30,000,000
====================================================================================

CERTIFICATES OF DEPOSIT-2.20%

Svenska Handelsbanken A.B. (Cost $24,000,000)
  4.77%                                        12/19/06     24,000        24,000,000
====================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $718,453,653)                                    718,453,653
====================================================================================

REPURCHASE AGREEMENTS-33.93%

Banc of America Securities LLC
  4.56%(o)                                     02/01/06     50,000        50,000,000
------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  4.47%(p)                                     02/01/06     50,000        50,000,000
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.
  4.56%(c)(q)                                  02/01/06     50,000        50,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.
  4.56%(c)(r)                                  02/01/06     50,000        50,000,000
------------------------------------------------------------------------------------
Fortis Bank N.V./S.A.-New York Branch
  4.55%(c)(s)                                  02/01/06     35,000        35,000,000
------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  4.46%(t)                                     02/01/06     34,464        34,463,991
------------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  4.47%(u)                                     02/01/06     50,000        50,000,000
------------------------------------------------------------------------------------
Wachovia Capital Markets, LLC
  4.57%(v)                                     02/01/06     50,000        50,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $369,463,991)                                                      369,463,991
====================================================================================
TOTAL INVESTMENTS-99.89% (Cost
  $1,087,917,644)(w)(x)                                                1,087,917,644
====================================================================================
OTHER ASSETS LESS LIABILITIES-0.11%                                        1,143,986
====================================================================================
NET ASSETS-100.00%                                                    $1,089,061,630
____________________________________________________________________________________
====================================================================================

AIM MONEY MARKET FUND

Investment Abbreviations:

CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $453,705,144, which represented 41.66% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of total net assets) is summarized as follows: Belgium 9.3%, France 6.7% and other countries less than 5% each:
    13.1%.
(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2006.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g) Interest rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2006.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based upon the timing of the demand.
(i) Interest rate is redetermined daily. Rate shown is the rate in effect on January 31, 2006.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $80,000,000, which represented 7.35% of the Fund's Net Assets.
(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(l) Principal and/or interest payments are secured by the bond insurance company listed.
(m) Interest rate is redetermined weekly. Rate shown is the rate in effect on January 31, 2006.
(n) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o) Repurchase agreement entered into 01/31/06 with a maturing value of $50,006,333. Collateralized by $49,899,574 corporate obligations, 5.10% to 8.38% due 08/17/06 to 10/15/32 with an aggregate value at 01/31/06 of $52,500,000.
(p) Joint repurchase agreement entered into 01/31/06 with an aggregate maturing value of $250,031,042. Collateralized by $255,164,265 U.S. Government obligations, 0% to 5.51% due 06/01/32 to 02/01/36 with an aggregate value at 01/31/06 of $255,000,707. The amount to be received upon repurchase by the Fund is $50,006,208.
(q) Repurchase agreement entered into 01/31/06 with a maturing value of $50,006,333. Collateralized by $52,083,476 corporate obligations, 4.63% to 5.13% due 11/01/06 to 12/15/10 with an aggregate value at 01/31/06 of $52,500,001.
(r) Repurchase agreement entered into 01/31/06 with a maturing value of $50,006,333. Collateralized by $53,280,344 corporate obligations, 5.75% due 02/25/36 with an aggregate value at 01/31/06 of $52,500,000.
(s) Joint repurchase agreement entered into 01/31/06 with an aggregate maturing value of $600,075,833. Collateralized by $632,464,891 corporate obligations, 4.74% to 5.85% due 10/15/12 to 04/25/36 with an aggregate value at 01/31/06 of $630,000,000. The amount to be received upon repurchase by the Fund is $35,004,424.
(t) Joint repurchase agreement entered into 01/31/06 with an aggregate maturing value of $500,061,944. Collateralized by $489,452,449 U.S. Government obligations, 0% to 8.13% due 02/15/14 to 05/01/41 with an aggregate value at 01/31/06 of $510,008,482. The amount to be received upon repurchase by the Fund is $34,468,261.
(u) Joint repurchase agreement entered into 01/31/06 with an aggregate maturing value of $1,000,124,167. Collateralized by $1,023,863,655 U.S. Government obligations, 3.36% to 7.00% due 08/01/14 to 02/01/36 with an aggregate value at 01/31/06 of $1,020,329,195. The amount to be received upon repurchase by the Fund is $50,006,208.
(v) Joint repurchase agreement entered into 01/31/06 with an aggregate maturing value of $700,088,861. Collateralized by $1,147,276,295 corporate obligations, 0.36% to 7.56% due 01/20/08 to 03/15/46 with an aggregate market value at 01/31/06 of $735,000,000. The amount to be received upon repurchase by the Fund is $50,006,347.
(w) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                      PERCENTAGE
   ------------------------------------------------------------------------
   Bank of America, N.A                                              5.7%
   ------------------------------------------------------------------------
   Merrill Lynch                                                     5.1
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      89.2
   ________________________________________________________________________
   ========================================================================

(x) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $718,453,653)    $  718,453,653
------------------------------------------------------------
Repurchase agreements (cost $369,463,991)        369,463,991
============================================================
    Total investments (cost $1,087,917,644)    1,087,917,644
============================================================
Receivables for:
  Fund shares sold                                 3,792,682
------------------------------------------------------------
  Interest                                         1,188,952
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               239,288
------------------------------------------------------------
Other assets                                         104,654
============================================================
    Total assets                               1,093,243,220
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           2,775,991
------------------------------------------------------------
  Dividends                                           66,552
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 352,362
------------------------------------------------------------
Accrued distribution fees                            327,309
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,837
------------------------------------------------------------
Accrued transfer agent fees                          538,298
------------------------------------------------------------
Accrued operating expenses                           116,241
============================================================
    Total liabilities                              4,181,590
============================================================
Net assets applicable to shares outstanding   $1,089,061,630
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,089,159,628
------------------------------------------------------------
Undistributed net investment income                  (81,496)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (16,502)
============================================================
                                              $1,089,061,630
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  543,790,252
____________________________________________________________
============================================================
Class B                                       $  180,832,956
____________________________________________________________
============================================================
Class C                                       $   64,879,755
____________________________________________________________
============================================================
Class R                                       $   16,733,442
____________________________________________________________
============================================================
Investor Class                                $  282,825,225
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          544,046,525
____________________________________________________________
============================================================
Class B                                          180,915,440
____________________________________________________________
============================================================
Class C                                           64,865,485
____________________________________________________________
============================================================
Class R                                           16,739,709
____________________________________________________________
============================================================
Investor Class                                   282,940,248
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                                                                   $23,065,587
======================================================================================================================

EXPENSES:

Advisory fees                                                                                                2,295,106
----------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                   154,422
----------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                  49,805
----------------------------------------------------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                                                                      714,363
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                    1,037,187
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                      370,338
----------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                       41,156
----------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                                                                          1,759,788
----------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                                       24,914
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          293,824
======================================================================================================================
    Total expenses                                                                                           6,740,903
======================================================================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                                                                 (23,492)
======================================================================================================================
    Net expenses                                                                                             6,717,411
======================================================================================================================
Net investment income                                                                                       16,348,176
======================================================================================================================
Net increase in net assets resulting from operations                                                       $16,348,176
______________________________________________________________________________________________________________________
======================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   16,348,176    $   18,554,290
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (8,351,170)       (9,458,364)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,239,200)       (2,365,065)
----------------------------------------------------------------------------------------------
  Class C                                                           (803,103)         (882,309)
----------------------------------------------------------------------------------------------
  Class R                                                           (219,889)         (227,682)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (4,728,384)       (5,619,734)
==============================================================================================
    Decrease in net assets resulting from distributions          (16,341,746)      (18,553,154)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                        (26,120,344)     (154,614,734)
----------------------------------------------------------------------------------------------
  Class B                                                        (38,480,631)     (116,570,279)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,616,252)      (22,003,131)
----------------------------------------------------------------------------------------------
  Class R                                                          1,663,838          (445,170)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (20,257,337)      (56,145,187)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (89,810,726)     (349,778,501)
==============================================================================================
    Net increase (decrease) in net assets                        (89,804,296)     (349,777,365)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,178,865,926     1,528,643,291
==============================================================================================
  End of period (including undistributed net investment
    income of $(81,496) and $(87,926), respectively)          $1,089,061,630    $1,178,865,926
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least

AIM MONEY MARKET FUND

105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.40%
-------------------------------------------------------------------
Over $1 billion                                               0.35%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,126.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $154,422.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $1,759,788 for AIM Cash Reserves Shares, Class B, Class C, Class R and Investor Class share classes.

    The Trust has entered into master distribution agreements with ADI to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C and Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve Shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $714,364, $1,037,187, $369,477 and $41,156, respectively, after ADI waived Plan fees of $861 for Class C shares.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2006, ADI advised the Fund that it retained $301, $144,851, $15,913 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $21,505.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM MONEY MARKET FUND


    During the six months ended January 31, 2006, the Fund paid legal fees of $4,130 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                      $16,502
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM MONEY MARKET FUND

NOTE 7--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Institutional Class shares have not commenced operations.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                      YEAR ENDED
                                                                    JANUARY 31, 2006                     JULY 31, 2005
                                                              -----------------------------    ---------------------------------
                                                                 SHARES          AMOUNT            SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                      374,770,899    $ 374,770,899       837,492,505    $   837,492,505
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       57,728,670       57,728,670       143,356,840        143,356,840
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       53,885,313       53,885,313       110,544,265        110,544,265
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                       11,320,261       11,320,261        23,395,147         23,395,147
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               160,092,557      160,092,557       327,787,179        327,787,179
================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                        8,035,847        8,035,847         9,125,336          9,125,336
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,075,781        2,075,781         2,186,598          2,186,598
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          750,587          750,587           832,243            832,243
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                          218,940          218,940           220,913            220,913
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 4,602,134        4,602,134         5,465,688          5,465,688
================================================================================================================================
Automatic conversion of Class B shares to AIM Cash Reserve
  Shares:
  AIM Cash Reserve Shares                                        9,545,245        9,545,245        21,873,695         21,873,695
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (9,545,245)      (9,545,245)      (21,873,695)       (21,873,695)
================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                     (418,472,335)    (418,472,335)   (1,023,106,270)    (1,023,106,270)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (88,739,837)     (88,739,837)     (240,240,022)      (240,240,022)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (61,252,152)     (61,252,152)     (133,379,639)      (133,379,639)
--------------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (9,875,363)      (9,875,363)      (24,061,230)       (24,061,230)
--------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (184,952,028)    (184,952,028)     (389,398,054)      (389,398,054)
================================================================================================================================
                                                               (89,810,726)   $ (89,810,726)     (349,778,501)   $  (349,778,501)
________________________________________________________________________________________________________________________________
================================================================================================================================

AIM MONEY MARKET FUND


NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              AIM CASH RESERVE SHARES
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                   JANUARY 31,       ------------------------------------------------------------
                                                      2006             2005        2004         2003          2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $   1.00    $     1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0148           0.0150      0.0056        0.0064        0.0141      0.0467
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.0148)         (0.0150)    (0.0056)      (0.0064)      (0.0141)    (0.0467)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --               --     (0.0000)           --            --          --
=================================================================================================================================
    Total distributions                              (0.0148)         (0.0150)    (0.0056)      (0.0064)      (0.0141)    (0.0467)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $   1.00    $     1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         1.49%            1.51%       0.57%         0.64%         1.42%       4.77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $543,790         $569,947    $724,567    $1,188,876    $1,121,879    $937,532
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        1.03%(b)         0.92%       0.58%         0.88%         1.01%       1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.03%(b)         1.02%       1.14%         1.03%         1.01%       1.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                2.92%(b)         1.46%       0.55%         0.64%         1.40%       4.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $566,831,906.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.0110           0.0090      0.0006      0.0007      0.0065      0.0392
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.0110)         (0.0090)    (0.0006)    (0.0007)    (0.0065)    (0.0392)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --     (0.0000)         --          --          --
=================================================================================================================================
    Total distributions                                  (0.0110)         (0.0090)    (0.0006)    (0.0007)    (0.0065)    (0.0392)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.10%            0.91%       0.06%       0.07%       0.66%       3.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $180,833         $219,312    $335,866    $543,811    $717,967    $439,445
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.78%(b)         1.50%       1.08%       1.46%       1.76%       1.81%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.78%(b)         1.77%       1.89%       1.78%       1.76%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        2.17%(b)         0.88%       0.05%       0.06%       0.65%       3.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $205,746,282.

AIM MONEY MARKET FUND

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                           YEAR ENDED JULY 31,
                                                          JANUARY 31,       -----------------------------------------------------
                                                             2006            2005       2004        2003        2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00         $  1.00    $  1.00    $   1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     (0.0110)         0.0113     0.0031      0.0008      0.0065     0.0393
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.0110)        (0.0113)   (0.0031)    (0.0008)    (0.0065)   (0.0393)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --              --    (0.0000)         --          --         --
=================================================================================================================================
    Total distributions                                     (0.0110)        (0.0113)   (0.0031)    (0.0008)    (0.0065)   (0.0393)
=================================================================================================================================
Net asset value, end of period                              $  1.00         $  1.00    $  1.00    $   1.00    $   1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                1.11%           1.14%      0.31%       0.09%       0.66%      4.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $64,880         $71,455    $93,457    $113,306    $118,947    $86,884
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.78%(b)        1.29%      0.83%       1.44%       1.76%      1.81%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.78%(b)        1.77%      1.89%       1.78%       1.76%      1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           2.17%(b)        1.09%      0.30%       0.08%       0.65%      3.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $73,463,719.

                                                                                          CLASS R
                                                             -----------------------------------------------------------------
                                                                                                                 JUNE 30, 2002
                                                             SIX MONTHS                                           (DATE SALES
                                                                ENDED               YEAR ENDED JULY 31,          COMMENCED) TO
                                                             JANUARY 31,       ------------------------------      JULY 31,
                                                                2006            2005       2004        2003          2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  1.00         $  1.00    $  1.00    $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0135          0.0125     0.0031      0.0038        0.0010
==============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0135)        (0.0125)   (0.0031)    (0.0038)      (0.0010)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --    (0.0000)         --            --
==============================================================================================================================
    Total distributions                                        (0.0135)        (0.0125)   (0.0031)    (0.0038)      (0.0010)
==============================================================================================================================
Net asset value, end of period                                 $  1.00         $  1.00    $  1.00    $   1.00      $   1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                                   1.36%           1.26%      0.31%       0.38%         0.10%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $16,733         $15,070    $15,516    $  6,280      $     10
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.28%(b)        1.17%      0.83%       1.13%         1.26%(c)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.28%(b)        1.27%      1.39%       1.28%         1.26%(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income to average net assets              2.67%(b)        1.21%      0.30%       0.39%         1.15%(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $16,328,309.
(c)  Annualized.

AIM MONEY MARKET FUND

                                                                             INVESTOR CLASS
                                                              ---------------------------------------------
                                                                                              SEPTEMBER 30,
                                                                                                  2003
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,       JULY 31,
                                                                 2006              2005           2004
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00          $   1.00       $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0160            0.0175         0.0068
===========================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0160)          (0.0175)       (0.0068)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --                --        (0.0000)
===========================================================================================================
    Total distributions                                         (0.0160)          (0.0175)       (0.0068)
===========================================================================================================
Net asset value, end of period                                 $   1.00          $   1.00       $   1.00
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                    1.61%             1.76%          0.68%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $282,825          $303,082       $359,236
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.78%(b)          0.67%          0.33%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.78%(b)          0.77%          0.86%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income to average net assets               3.17%(b)          1.71%          0.80%(c)
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $295,570,423.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

AIM MONEY MARKET FUND

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

AIM MONEY MARKET FUND
providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MONEY MARKET FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 The Bank of New York
                                                                                2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund(3)               AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                    AIM Developing Markets Fund                  AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Growth Fund                     AIM High Yield Fund
AIM Blue Chip Fund(3)                       AIM European Small Company Fund(1)           AIM Income Fund
AIM Capital Development Fund                AIM Global Aggressive Growth Fund            AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Equity Fund                       AIM Limited Maturity Treasury Fund
AIM Constellation Fund                      AIM Global Growth Fund                       AIM Money Market Fund
AIM Diversified Dividend Fund               AIM Global Value Fund                        AIM Short Term Bond Fund
AIM Dynamics Fund                           AIM International Core Equity Fund           AIM Total Return Bond Fund
AIM Large Cap Basic Value Fund              AIM International Growth Fund                Premier Portfolio
AIM Large Cap Growth Fund                   AIM International Small Company Fund(1)      Premier U.S. Government Money Portfolio
AIM Mid Cap Basic Value Fund                AIM Trimark Fund
AIM Mid Cap Core Equity Fund(1)                                                          TAX-FREE
AIM Mid Cap Growth Fund(4)                              SECTOR EQUITY
AIM Opportunities I Fund                                                                 AIM High Income Municipal Fund(1)
AIM Opportunities II Fund                   AIM Advantage Health Sciences Fund           AIM Municipal Bond Fund
AIM Opportunities III Fund                  AIM Energy Fund                              AIM Tax-Exempt Cash Fund
AIM Premier Equity Fund(4)                  AIM Financial Services Fund                  AIM Tax-Free Intermediate Fund
AIM S&P 500 Index Fund                      AIM Global Health Care Fund                  Premier Tax-Exempt Portfolio
AIM Select Equity Fund                      AIM Global Real Estate Fund
AIM Small Cap Equity Fund                   AIM Gold & Precious Metals Fund                     AIM ALLOCATION SOLUTIONS
AIM Small Cap Growth Fund(1)                AIM Leisure Fund
AIM Small Company Growth Fund(4)            AIM Multi-Sector Fund                        AIM Conservative Allocation Fund
AIM Summit Fund                             AIM Real Estate Fund(1)                      AIM Growth Allocation Fund(2)
AIM Trimark Endeavor Fund                   AIM Technology Fund                          AIM Moderate Allocation Fund
AIM Trimark Small Companies Fund            AIM Utilities Fund                           AIM Moderate Growth Allocation Fund
AIM Weingarten Fund(3)                                                                   AIM Moderately Conservative Allocation Fund

                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                            ========================================================================================
                                            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                            AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                            AND READ IT CAREFULLY BEFORE INVESTING.
                                            ========================================================================================

* Domestic equity and income fund


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                 MKT-SAR-1            A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                           --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                         AIM MUNICIPAL BOND FUND
                            Semiannual Report to Shareholders - January 31, 2006

                                 [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                             [AIM INVESTMENTS LOGO]
                            - REGISTERED TRADEMARK -

AIM MUNICIPAL BOND FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH THE PRESERVATION OF PRINCIPAL.

- Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

- Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

- Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

PRINCIPAL RISKS OF INVESTING IN THE FUND

- A municipality may default or otherwise be unable to honor a financial obligation.

- Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk.

ABOUT INDEXES USED IN THIS REPORT

- The unmanaged LIPPER GENERAL MUNICIPAL DEBT FUND INDEX represents an average of the performance of the 30 largest municipal bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

- The unmanaged LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX (the Lehman Aggregate), which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

- The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 --REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

- The unmanaged MSCI WORLD INDEX is a group of global securities tracked by Morgan Stanley Capital International.

- The unmanaged LEHMAN BROTHERS MUNICIPAL BOND INDEX, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a global investment bank.

- The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

- A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

OTHER INFORMATION

- Revenue bonds are issued to finance public-works projects and are supported directly by the project's revenues. General obligation bonds are backed by the full faith and credit (including the taxing and further borrowing power) of a state or municipality. Revenue bonds often are considered more attractive, since many public-works projects (water and sewer improvements, for example) are necessities, and demand for them remains constant regardless of economic conditions. Shareholders may benefit from their consistent income in the event of an economic slowdown. Escrowed and pre-refunded bonds are bonds whose repayment is guaranteed by the funds from a second bond issue, which are usually invested in U.S. Treasury bonds.

- The average credit quality of the Fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities. For non-rated securities in the portfolio the credit quality rating is assigned by A I M Advisors, Inc. using similar criteria.

- Effective duration is a measure, as estimated by a fund's portfolio managers, of a bond fund's price sensitivity to changes in interest rates. Weighted average effective maturity is a measure, as estimated by a fund's portfolio managers, of the length of time until the average security in a bond fund will mature or be redeemed by its issuer. Both measures take into account mortgage prepayments, puts, adjustable coupons and potential call dates.

- The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246

Continued on Page 5

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

FUND NASDAQ SYMBOLS

Class A Shares                 AMBDX
Class B Shares                 AMBBX
Class C Shares                 AMBCX
Investor Class Shares          AMBIX

AIM MUNICIPAL BOND FUND

[GRAHAM PHOTO]

ROBERT H. GRAHAM

[WILLIAMSON PHOTO]

MARK H. WILLIAMSON

DEAR FELLOW AIM FUNDS SHAREHOLDERS:

Although many concerns weighed on investors minds during the six months covered by this report, stocks and bonds posted gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned 4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S. Aggregate Bond Index gained 0.84%.

      Within equity indexes, there was a good deal of variation in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

      Bond performance also varied, with short- and intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

      A number of key developments affected markets and the economy during the reporting period:

      - Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

      - The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

      - Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

      - In 2005, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

      For a discussion of the specific market conditions that affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

YOUR FUND

Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

      We at AIM remain committed to building solutions to help you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

Sincerely,

/s/ Robert H. Graham                             /s/ Mark H. Williamson

Robert H. Graham                                 Mark H. Williamson
President & Vice Chair, AIM Funds                President, A I M Advisors, Inc.

March 21, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MUNICIPAL BOND FUND

[CROCKETT PHOTO]

BRUCE L. CROCKETT

DEAR FELLOW AIM FUND SHAREHOLDERS:

Having completed a year of transition and change at AIM Funds -- as well as my first full year as your board's independent chair -- I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

      Some highlights of 2005 board activity:

      - Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

      - Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

      - Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

      In 2006, your board will continue to focus on reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

      The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

      Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
On Behalf of the Board of  Trustees
AIM Funds

March 21, 2006

AIM MUNICIPAL BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

AIM Municipal Bond Fund underperformed its indexes during the six-month reporting period ended January 31, 2006. This was due to several factors, including the impact of Fund expenses and a low exposure to tobacco bonds which, although volatile, had strong returns in the third quarter of 2005. As of the close of the period, the 30-day distribution rate at maximum offering price and the 30-day yield at maximum offering price for the Fund's Class A shares were 4.13% and 3.18%, respectively. Returns and yields (and their taxable equivalents) for the Fund's other share classes, as well as returns for the Fund's benchmark indexes, appear on Pages 4 and 5.

FUND VS. INDEXES

TOTAL RETURNS, 7/31/05 - 1/31/06, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

Class A Shares                             1.02%
Class B Shares                             0.77
Class C Shares                             0.65
Investor Class Shares                      1.09
Lehman Brothers Municipal Bond Index
(Broad Market and Style-specific Index)    1.33
Lipper General Municipal Debt Fund
Index (Peer Group Index)                   1.36

SOURCE: LIPPER INC.

HOW WE INVEST

In seeking to meet the Fund's objective of achieving a high level of current income exempt from federal income taxes, consistent with the preservation of principal, we invest the Fund's assets primarily in investment-grade municipal securities, including both revenue bonds (repaid from revenues generated by the projects they fund) and general obligation bonds (repaid from the municipality's general revenues). The majority of assets are typically invested in revenue bonds because we find that they offer a more predictable cash flow structure. We consider AIM Municipal Bond Fund to be a long-maturity fund.

      We believe that active management of the portfolio can provide the additional benefit of competitive income in all market environments. While we typically hold bonds to maturity to avoid selling-related capital gains, we may sell a holding if we see a degradation in the issuer's credit quality, to limit or reduce exposure to a particular sector or issuer, or to shorten or lengthen the Fund's duration.

      The protection of principal is the paramount concern for this Fund. We typically manage the Fund's duration, a measure of a fund's sensitivity to interest rate changes, with a conservative tilt. A fund with a duration shorter than that of its index may also be more likely to outperform in an environment of rising interest rates.

      In addition to limiting the risk to NAV by managing duration, we also control other forms of risk by using a strategy of laddered maturities in portfolio construction, which allows us to reinvest the income at prevailing interest rate levels. We also diversify the Fund's holdings and impose credit quality requirements. We keep the Fund well diversified by state, bond sector and issuer to reduce performance risk from any one state, sector or issuer. We tend to select securities of very high credit quality.

MARKET CONDITIONS AND YOUR FUND

Over the reporting period, the Federal Reserve Board (the Fed) raised its federal funds target rate five times, in increments of 25 basis points (0.25%). The federal funds rate is the interest rate at which depository institutions lend money overnight to one another from their Federal Reserve balances. This key interest rate rose from 3.25% at the beginning of the reporting period to 4.50% at its close in response to evidence of an expanding economy and concern about potential inflation.

      This monetary tightening particularly affected the interest rates of short-term Treasuries. What then Fed Chairman Alan Greenspan described as a "conundrum" was

                                                                     (continued)

PORTFOLIO COMPOSITION

By credit quality rating, based on total investments

                                   [PIE CHART]

A                                                   10.4%
AA                                                   8.6%
BBB                                                  4.5%
Non-Rated                                            1.3%
B                                                    1.0%
BB                                                   0.3%
AAA                                                 73.9%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

TOP FIVE FIXED INCOME HOLDINGS

                                                                                        % OF TOTAL
ISSUER                                                              COUPON    MATURITY  NET ASSETS
1. Petersburg (City of) Pollution Control                            5.40%    08/01/17     2.3%
2. Louisiana (State of) Local Government Environmental
   Facilities & Community Development Authority                      6.55     09/01/25     1.4
3. Massachusetts (State of) Development Finance Agency               6.00     05/15/59     1.3
4. New York & New Jersey (States of) Port Authority                  6.13     06/01/94     1.3
5. Boston (City of) Water & Sewer Commission                         5.25     11/01/19     1.2

TOTAL NET ASSETS                                $ 486.7 MILLION
TOTAL NUMBER OF HOLDINGS                                    319
AVERAGE CREDIT QUALITY RATING                                AA
WEIGHTED AVERAGE MATURITY                           15.81 YEARS
EFFECTIVE DURATION                                   4.85 YEARS

AIM MUNICIPAL BOND FUND

the fact that long-term Treasury rates did not respond to the Fed's actions as they have in the past. In fact, by the end of 2005, yields on long-maturity Treasuries were lower than they were before this round of monetary tightening began, and the difference in yield between three-month and 30-year Treasuries was less than 50 basis points (0.50%).

      Despite record issuance in the municipal market in 2005, the total return on the Lehman Brothers Municipal Bond Index outperformed the Lehman Aggregate Bond Index during the reporting period. Municipal securities with longer-dated maturities outperformed intermediate and shorter-dated debt as the municipal yield curve flattened: shorter-dated maturity yields rose and longer dated maturity yields fell.

      We successfully continued to apply our investment philosophy of striving to minimize NAV volatility while maximizing the Fund's tax-exempt yield. One strategy we used to help minimize volatility was to hold a significant portion of the portfolio in premium, insured and pre-refunded bonds. Premium bonds are bonds that are selling above their face value; they tend to be more stable in price. The principal and interest payments of an insured bond are secured by bond insurance provided by a specialized insurance company. A pre-refunded bond is secured by an escrow fund of U.S. Treasury obligations. At the end of the reporting period, about 49.45% of Fund assets were in insured bonds, which have historically offered competitive yields with greater safety and liquidity than uninsured bonds.

      We maintained an underweight position in the tobacco sector during the reporting period due to its excessive volatility. This hurt relative performance, however, as tobacco bonds outperformed other sectors early in the reporting period. Tobacco bonds are characterized by volatile swings based upon current events affecting the underlying tobacco companies and rating agency news.

      We largely avoided below-investment-grade issues, those rated BB or lower by Moody's, a well-known credit agency, because lower credit ratings indicate greater vulnerability to credit risk. However, they typically offer higher interest rates to compensate bondholders for the higher risk. We sometimes hold a small percentage of assets in such bonds to increase yield. At the end of the reporting period, less than 3% of Fund assets were held in bonds rated BB or lower, but this small allocation contributed slightly to performance, as high-yield bonds generally outperformed investment-grade issues during the reporting period.

IN CLOSING

We were pleased to have provided positive total return during the reporting period while protecting shareholders' principal and delivering attractive current income exempt from federal taxation. The Fund's assets remained invested in a diversified portfolio of municipal bonds, primarily securities rated investment-grade. As always, we appreciate your continued participation in AIM Municipal Bond Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

      See important Fund and index disclosures inside front cover.

[BERRY PHOTO]

RICHARD A. BERRY,

Chartered Financial Analyst, senior portfolio manager, is co-manager of AIM Municipal Bond Fund. Mr. Berry joined AIM in 1987 and has been in the investment industry since 1968. He has served as president and director of the Dallas Association of Investment Analysts, chairman of the board of regents of the Financial Analysts Seminar and a trustee of Lancaster Independent School District. He received his B.B.A. and M.B.A. from Texas Christian University.

[TURMAN PHOTO]

STEPHEN D. TURMAN,

Chartered Financial Analyst, senior portfolio manager, is co-manager of AIM Municipal Bond Fund. Mr. Turman began his career in the investment business in 1983 and joined AIM as a trader in 1985. Prior to joining AIM, he worked in institutional sales. Mr. Turman received a B.B. A. in finance from the University of Texas at Arlington.

Assisted by the Municipal Bond Team

      [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

CURRENT DISTRIBUTION RATES AND YIELDS

                        30-DAY        TAXABLE EQUIVALENT                   TAXABLE EQUIVALENT
FUND                 DISTRIBUTION           30-DAY          30-DAY SEC         30-DAY SEC
CLASS                    RATE         DISTRIBUTION RATE       YIELD              YIELD
CLASS A                 4.13%               6.35%             3.18%              4.89%
CLASS B                 3.58                5.51              2.59               3.98
CLASS C                 3.59                5.52              2.59               3.98
INVESTOR CLASS          4.46                6.86              3.47               5.34

The 30-day SEC yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized. The taxable-equivalent 30-day SEC yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on January 31, 2006.

      The Fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end offering price. The Fund's 30-day taxable equivalent distribution rate is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal federal income tax rate in effect on January 31, 2006.

AIM MUNICIPAL BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS

As of January 31, 2006,including applicable sales charges

                                                    AFTER TAXES ON
                          BEFORE  AFTER TAXES ON   DISTRIBUTIONS AND
                          TAXES   DISTRIBUTIONS   SALE OF FUND SHARES
CLASS A SHARES
Inception (3/28/77)        6.11%       5.85%             5.86%
10 Years                   4.17        4.16              4.24
 5 Years                   3.87        3.87              3.98
 1 Year                   -2.40       -2.40             -0.04

CLASS B SHARES
Inception (9/1/93)         4.16%       4.11%             4.16%
10 Years                   4.04        4.03              4.07
 5 Years                   3.79        3.79              3.82
 1 Year                   -3.07       -3.07             -0.67

CLASS C SHARES
Inception (8/4/97)         3.79%       3.78%             3.82%
 5 Years                   4.12        4.12              4.10
 1 Year                    0.86        0.86              1.89

INVESTOR CLASS SHARES
10 Years                   4.71%       4.70%             4.74%
 5 Years                   4.97        4.97              4.95
 1 Year                    2.73        2.73              3.42

AVERAGE ANNUAL TOTAL RETURNS

As of December 31, 2005,the most recent calendar quarter-end, including applicable sales charges

                                                    AFTER TAXES ON
                          BEFORE  AFTER TAXES ON   DISTRIBUTIONS AND
                          TAXES   DISTRIBUTIONS   SALE OF FUND SHARES
CLASS A SHARES
Inception (3/28/77)        6.13%       5.86%             5.87%
10 Years                   4.21        4.21              4.28
 5 Years                   3.96        3.96              4.05
 1 Year                   -1.58       -1.58              0.51

CLASS B SHARES
Inception (9/1/93)         4.18%       4.13%             4.18%
10 Years                   4.08        4.07              4.10
 5 Years                   3.86        3.86              3.88
 1 Year                   -2.34       -2.34             -0.18

CLASS C SHARES
Inception (8/4/97)         3.80%       3.80%             3.84%
 5 Years                   4.18        4.18              4.16
 1 Year                    1.62        1.62              2.40

INVESTOR CLASS SHARES
10 Years                   4.76%       4.75%             4.78%
 5 Years                   5.06        5.06              5.03
 1 Year                    3.51        3.51              3.94

INVESTOR CLASS SHARES' INCEPTION DATE IS SEPTEMBER 30, 2003. RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS. ALL OTHER RETURNS ARE BLENDED RETURNS OF HISTORICAL INVESTOR CLASS SHARE PERFORMANCE AND RESTATED CLASS A SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE INCEPTION DATE OF INVESTOR CLASS SHARES) AT NET ASSET VALUE AND REFLECT RULE 12b-1 FEES APPLICABLE TO CLASS A SHARES

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 4.75% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE.

      INVESTOR CLASS SHARES DO NOT HAVE A FRONT-END SALES CHARGE OR CDSC; THEREFORE, PERFORMANCE IS AT NET ASSET VALUE.

      THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

      AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATE. THEY DO NOT REFLECT THE EFFECT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS SUCH AS 401(k)S OR IRAS.

Continued from inside front cover

or on the AIM Web site,AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM MUNICIPAL BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3

      The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    ACTUAL                       HYPOTHETICAL
                                                     (5% ANNUAL RETURN BEFORE EXPENSES)
             BEGINNING       ENDING      EXPENSES       ENDING               EXPENSES    ANNUALIZED
 SHARE    ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE          PAID DURING   EXPENSE
 CLASS       (08/1/05)    (1/31/06)(1)   PERIOD(2)     (1/31/06)             PERIOD(2)     RATIO
   A      $    1,000.00  $    1,010.20  $      4.31  $    1,020.92          $      4.33      0.85%
   B           1,000.00       1,007.70         8.10       1,017.14                 8.13      1.60
   C           1,000.00       1,006.50         8.11       1,017.12                 8.15      1.60
Investor       1,000.00       1,010.90         3.40       1,021.83                 3.41      0.67

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

                                           [ARROW     For More Information Visit
                                           BUTTON        AIMINVESTMENTS.COM
                                           IMAGE]

AIM MUNICIPAL BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment Securities Funds (the "Board") oversees the management of AIM Municipal Bond Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board at a meeting held on June 30, 2005, the Board including all the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

      The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

      One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

      The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

- The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

- The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

- The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

- The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper General Municipal Debt Index. The Board noted that the Fund's performance in such periods was comparable to the performance of such Index. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

- Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

- Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

- Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

- Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

- Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund's overall expense ratio was comparable to the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

- Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it includes three breakpoints. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to the Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, the Fund has yet to fully benefit from the breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in the Fund's advisory fee schedule.

- Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of

                                                                     (continued)

AIM MUNICIPAL BOND FUND

cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

- Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

- Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

- Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

- AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

- Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

- Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.57%

ALABAMA-2.58%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  C RB
  5.75%, 07/01/17(b)                            AA     Aa2     $1,400     $  1,516,704
--------------------------------------------------------------------------------------
Auburn (City of); Capital Improvement School
  Unlimited Tax Series 2005 GO Wts.
  (INS-Ambac Assurance Corp.)
  5.00%, 08/01/22(b)(c)                        AAA     Aaa      1,080        1,143,601
--------------------------------------------------------------------------------------
Baldwin (County of); Unlimited Tax Series
  2006 A GO Wts. (INS-XL Capital Assurance
  Inc.)
  5.00%, 01/01/21(b)(c)                        AAA     Aaa      1,490        1,588,265
--------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
  Financing Authority (Children's Hospital of
  Alabama); Health Care Facility Series 2002
  RB (INS-Ambac Assurance Corp.)
  5.38%, 06/01/23(b)(c)                        AAA     Aaa      1,500        1,597,815
--------------------------------------------------------------------------------------
Courtland (City of) Industrial Development
  Board (Champion International Corp.
  Project); Refunding Environmental
  Improvement Series 1996 RB
  6.40%, 11/01/26(b)(d)                         --    Baa3      2,315        2,398,039
--------------------------------------------------------------------------------------
Jefferson (County of); Prerefunded Capital
  Improvement Sewer Series 2001 A RB Wts.
  5.00%, 02/01/11(b)(e)(f)                     AAA     Aaa        775          829,940
--------------------------------------------------------------------------------------
  School Limited Tax Series 2000 GO Wts.
  (INS-Financial Security Assurance Inc.)
  5.50%, 02/15/20(b)(c)                        AAA     Aaa      1,250        1,328,275
--------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
  Health Care Authority (Coffee Health
  Group); Series 2000 A RB (INS-MBIA
  Insurance Corp.)
  6.00%, 07/01/29(b)(c)                        AAA     Aaa      1,000        1,095,620
--------------------------------------------------------------------------------------
University of Alabama; Series 2004 A RB
  (INS-MBIA Insurance Corp.)
  5.00%, 07/01/29(b)(c)                        AAA     Aaa      1,000        1,041,050
======================================================================================
                                                                            12,539,309
======================================================================================

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------


ALASKA-0.45%

Alaska (State of) Housing Finance Corp.
  (State Building Lease); Series 1999 RB
  5.75%, 04/01/10(b)(e)(f)                     AAA     Aaa     $2,000     $  2,178,400
======================================================================================

AMERICAN SAMOA-0.28%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO (INS-ACA
  Financial Guaranty Corp.)
  6.00%, 09/01/08(b)(c)                         A      --       1,280        1,340,787
======================================================================================

ARIZONA-0.61%

Bullhead City (City of) Municipal Property
  Corporation; Excise Tax Revenue Series 2006
  RB (INS-MBIA Insurance Corp.)
  5.00%, 07/01/23(b)(c)                         --     Aaa      1,750        1,846,705
--------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.
  (Waste Water System); Jr. Lien Series 2000
  RB (INS-Financial Guaranty Insurance Co.)
  5.70%, 07/01/08(b)(c)                        AAA     Aaa      1,055        1,111,938
======================================================================================
                                                                             2,958,643
======================================================================================

ARKANSAS-0.33%

North Little Rock (City of) Health Facilities
  Board (Baptist Health); Health Care Series
  2001 RB
  5.70%, 07/01/22(b)                            A+     --         500          520,955
--------------------------------------------------------------------------------------
Van Buren (County of); Refunding &
  Construction Sales & Use Tax Series 2000 RB
  (INS-Ambac Assurance Corp.)
  5.60%, 12/01/25(b)(c)                         --     Aaa      1,000        1,076,370
======================================================================================
                                                                             1,597,325
======================================================================================

CALIFORNIA-3.13%

ABAG Finance Authority for Non-Profit Corps.
  (Lincoln Glen Manor for Senior Citizens);
  Series 2000 COP (CEP-Cal-Mortgage)
  6.10%, 02/15/25(b)                            A      --       1,000        1,054,650
--------------------------------------------------------------------------------------
ABAG Finance Authority for Non-Profit Corps.
  (Lytton Gardens Inc.); Series 1999 COP
  (CEP-Cal-Mortgage)
  6.00%, 02/15/19(b)                            A      --       1,585        1,673,015
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

ABAG Finance Authority for Non-Profit Corps.
  (Odd Fellows Home of California); Series
  1999 COP (CEP-Cal-Mortgage)
  6.00%, 08/15/24(b)                            A      --      $1,000     $  1,044,490
--------------------------------------------------------------------------------------
Bell (City of) Community Housing Authority;
  Refunding Lease Series 2005 RB (INS-Ambac
  Assurance Corp.)
  5.00%, 10/01/30(b)(c)                        AAA     --       1,000        1,031,640
--------------------------------------------------------------------------------------
Big Bear Lake (City of); Refunding Water
  Series 1996 RB (INS-MBIA Insurance Corp.)
  6.00%, 04/01/22(b)(c)                        AAA     Aaa      2,000        2,361,200
--------------------------------------------------------------------------------------
California (State of) Department of Water
  Resources; Power Supply Series 2002 A RB
  5.38%, 05/01/12(b)(e)(f)                     NRR     NRR      1,000        1,108,790
--------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11(b)                            --    Baa3      1,350        1,458,270
--------------------------------------------------------------------------------------
Dinuba (City of) Redevelopment Agency (Merged
  City Redevelopment Project No. 2);
  Refunding Series 2005 TAN (INS-Ambac
  Assurance Corp.)
  5.00%, 09/01/34(b)(c)                        AAA     Aaa      1,000        1,025,210
--------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Sr. Lien Series 1995 A
  RB
  6.00%, 01/01/10(b)(e)(f)                     AAA     Aaa        400          438,848
--------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%,02/12/06 (Acquired 03/29/01; Cost
  $9,622)(b)(g)(h)(i)                           --     --          10            9,575
--------------------------------------------------------------------------------------
Montclair (City of) Financing Authority
  (Public Facilities Project); Lease Series
  2005 RB (INS-Ambac Assurance Corp.)
  4.60%, 10/01/25(b)(c)                        AAA     --       1,150        1,161,396
--------------------------------------------------------------------------------------
Sacramento (City of) Financing Authority
  (Convention Center Hotel); Sr. Series 1999
  A RB
  6.25%, 01/01/30(b)(h)                         --     --         750          784,380
--------------------------------------------------------------------------------------
Saugus (City of) Union School District;
  Unlimited Tax Series 2005 B GO
  (INS-Financial Security Assurance Inc.)
  5.00%, 08/01/29(b)(c)                        AAA     Aaa      2,000        2,097,060
======================================================================================
                                                                            15,248,524
======================================================================================

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------


COLORADO-3.10%

Aurora (City of); Public Improvement Series
  2000 COP (INS-Ambac Assurance Corp.)
  5.50%, 12/01/30(b)(c)                        AAA     Aaa     $3,330     $  3,545,617
--------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB (INS-MBIA
  Insurance Corp.)
  5.75%, 09/01/35(b)(c)                        AAA     Aaa      1,000        1,098,470
--------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Refunding & Improvement
  Series 2004 RB (CEP-XL Capital Ltd.)
  5.25%, 08/15/24(b)                           AAA     Aaa      1,000        1,080,590
--------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.);
  Series 2002 A RB
  5.50%, 01/01/23(b)                            A-     A1       2,850        3,005,439
--------------------------------------------------------------------------------------
  Series 2002 A RB
  5.63%, 01/01/33(b)                            A-     A1       2,000        2,087,620
--------------------------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Refunding Health Care Series 2004 A RB
  6.25%, 12/01/33(b)                           BBB    Baa3        750          818,422
--------------------------------------------------------------------------------------
Evergreen (City of) Park & Recreation
  District; Refunding & Improvement Limited
  Tax Series 2006 GO (INS-Ambac Assurance
  Corp.)
  5.00%, 12/01/19(b)(c)                         --     Aaa        825          880,390
--------------------------------------------------------------------------------------
  5.00%, 12/01/20(b)(c)                         --     Aaa        455          484,038
--------------------------------------------------------------------------------------
Meridian Metropolitan District; Refunding &
  Improvement Unlimited Tax Series 2001 B GO
  (INS-Radian Asset Assurance, Inc.)
  5.00%, 12/01/25(b)(c)                         AA     --       1,000        1,022,750
--------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB (INS-Financial
  Security Assurance Inc.)
  5.25%, 06/15/41(b)(c)                        AAA     Aaa      1,000        1,054,220
======================================================================================
                                                                            15,077,556
======================================================================================

CONNECTICUT-3.28%

Connecticut (State of) (Bradley International
  Airport); Special Obligation Parking Series
  2000 A RB (INS-ACA Financial Guaranty
  Corp.)
  6.60%, 07/01/24(b)(c)(d)                      A      --       1,250        1,337,762
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) (Transportation
  Infrastructure); Special Obligation Tax
  Series 1991 B RB
  6.50%, 10/01/10(b)                           AA-     A1      $  530     $    593,690
--------------------------------------------------------------------------------------
  6.50%, 10/01/12(b)                           AA-     A1       1,500        1,736,265
--------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff Development/
  Administration Facilities); Unlimited Tax
  Series 1999 GO (INS-ACA Financial Guaranty
  Corp.)
  5.63%, 07/15/19(b)(c)                         A      --       1,060        1,091,885
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Bridgeport Hospital);
  Series 1992 A RB (INS-MBIA Insurance Corp.)
  6.63%, 07/01/18(b)(c)                        AAA     Aaa        500          507,325
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D RB
  5.25%, 07/01/11(b)(e)(f)                     NRR     NRR      1,000        1,090,230
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (William W. Backus
  Hospital); Series 1997 D RB
  5.75%, 07/01/07(b)(e)(f)                     AAA     Aaa      1,000        1,053,720
--------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage); Special
  Obligation Series 2000 GH-5 RB (INS-Ambac
  Assurance Corp.)
  5.85%, 06/15/30(b)(c)                        AAA     Aaa        500          529,010
--------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program);
  Series 1996 C-1 RB
  6.30%, 11/15/17(b)                           AAA     Aaa      1,270        1,301,001
--------------------------------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18(b)                           AAA     Aaa        750          768,832
--------------------------------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(b)(d)                        AAA     Aaa      1,000        1,027,680
--------------------------------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(b)(d)                        AAA     Aaa      1,775        1,821,274
--------------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06(b)                            --     Aa3        180          183,281
--------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
  1990 GO
  6.00%, 06/15/07(b)                            --     Aa3        100          103,588
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

New Britain (City of); Unlimited Tax Series
  1992 GO (INS-MBIA Insurance Corp.)
  6.00%, 02/01/11(b)(c)                        AAA     Aaa     $  400     $    445,460
--------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax
  Series 1991 GO
  6.50%, 01/15/10(b)                            --     A3         125          138,234
--------------------------------------------------------------------------------------
  6.50%, 01/15/11(b)                            --     A3         125          141,662
--------------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series 1990
  GO
  6.00%, 12/01/10(b)                            --     A1         190          209,855
--------------------------------------------------------------------------------------
University of Connecticut; Student Fee Series
  2000 A RB
  6.00%, 11/15/10(b)(e)(f)                     NRR     NRR      1,325        1,483,364
--------------------------------------------------------------------------------------
Westbrook (City of); Unlimited Tax Series
  1992 GO (INS-MBIA Insurance Corp.)
  6.40%, 03/15/10(b)(c)                        AAA     Aaa        380          423,122
======================================================================================
                                                                            15,987,240
======================================================================================

DELAWARE-0.06%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75%, 01/01/13(b)(e)                        NRR     Aaa        250          285,145
======================================================================================

DISTRICT OF COLUMBIA-0.49%

District of Columbia (George Washington
  University); Series 2001 A RB (INS-MBIA
  Insurance Corp.)
  5.13%, 09/15/31(b)(c)                        AAA     Aaa      1,000        1,036,190
--------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB (INS-Financial
  Security Assurance Inc.)
  5.38%, 07/01/19(b)(c)                        AAA     Aaa      1,055        1,125,316
--------------------------------------------------------------------------------------
District of Columbia (Mandarin Oriental Hotel
  Project); Tax Increment Series 2002 TAN
  (INS-Financial Security Assurance Inc.)
  5.25%, 07/01/22(b)(c)                        AAA     Aaa        200          213,308
======================================================================================
                                                                             2,374,814
======================================================================================

FLORIDA-1.86%

Brevard (County of) School Board; Series 2006
  A COP (INS-Ambac Assurance Corp.)
  5.00%, 07/01/22(b)(c)                         --     Aaa      2,000        2,115,240
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Crossings at Fleming Island Community
  Development District; Refunding Special
  Assessment Series 2000 B RB (INS-MBIA
  Insurance Corp.)
  5.80%, 05/01/16(b)(c)                        AAA     Aaa     $1,000     $  1,095,650
--------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Ascension Health Credit Group);
  Series 2002 A RB
  5.25%, 11/15/32(b)                            AA     Aa2      1,500        1,561,080
--------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami International
  Airport); Aviation Series 2000 B RB
  (INS-Financial Guaranty Insurance Co.)
  5.75%, 10/01/29(b)(c)                        AAA     Aaa      2,000        2,174,680
--------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Refunding
  Series 1998 RB (INS-Ambac Assurance Corp.)
  5.00%, 10/01/28(b)(c)                        AAA     Aaa      1,000        1,067,740
--------------------------------------------------------------------------------------
University of Central Florida Athletics
  Association Inc.; Series 2005 A COP
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 10/01/26(b)(c)                        AAA     Aaa      1,000        1,044,350
======================================================================================
                                                                             9,058,740
======================================================================================

GEORGIA-0.87%

Gilmer (County of) Building Authority
  (Courthouse Project); Series 2005 A RB
  (INS-XL Capital Assurance Inc.)
  5.00%, 04/01/29(b)(c)                        AAA     Aaa      2,000        2,089,560
--------------------------------------------------------------------------------------
Gwinnett (County of) Water & Sewer Authority;
  Series 2002 RB
  5.25%, 08/01/24(b)                           AAA     Aaa      2,000        2,146,480
======================================================================================
                                                                             4,236,040
======================================================================================

ILLINOIS-6.02%

Bellwood (City of); Unlimited Tax Series 2002
  GO (INS-Ambac Assurance Corp.)
  5.25%, 12/01/25(b)(c)                         --     Aaa      1,000        1,065,370
--------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  (CEP-GNMA)
  6.13%, 02/20/42(b)(d)                        AAA     --       1,555        1,621,834
--------------------------------------------------------------------------------------
Chicago (City of); Project & Refunding
  Unlimited Tax Series 2000 C GO
  5.50%, 07/01/10(b)(e)(f)                     AAA     Aaa      1,755        1,917,583
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

  Chicago (City of); Project & Refunding
  Unlimited Tax Series 2000 C GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 01/01/40(b)(c)                        AAA     Aaa     $  995     $  1,061,456
--------------------------------------------------------------------------------------
  Project & Refunding Unlimited Tax Series
  2001 A GO (INS-MBIA Insurance Corp.)
  5.25%, 01/01/33(b)(c)                        AAA     Aaa      3,940        4,112,493
--------------------------------------------------------------------------------------
  Special Transportation Series 2001 RB
  5.25%, 01/01/27(b)(e)(f)                     AAA     Aaa      1,000        1,058,840
--------------------------------------------------------------------------------------
Cook (County of); Capital Improvement
  Unlimited Tax Series 2004 B GO (INS-MBIA
  Insurance Corp.)
  5.00%, 11/15/29(b)(c)                        AAA     Aaa      1,000        1,040,300
--------------------------------------------------------------------------------------
Freeport (City of); Sewer System Improvements
  Unlimited Tax Series 2000 GO 6.00%,
  12/01/10(b)(e)(f)                            AAA     Aaa      1,000        1,118,090
--------------------------------------------------------------------------------------
Illinois (State of) Department of Central
  Management Services; Series 1999 COP
  (INS-MBIA Insurance Corp.)
  5.85%, 07/01/19(b)(c)                        AAA     Aaa      1,750        1,891,732
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A RB (INS-MBIA
  Insurance Corp.)
  6.00%, 11/15/11(b)(c)                        AAA     Aaa      2,500        2,780,075
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons
  Project); VRD Series 1996 RB (LOC-Northern
  Trust Co.)
  3.05%, 08/01/26(j)(k)(l)                     AA-     --         359          359,250
--------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Adjustable Rate Medium Term Series 1997 RB
  5.25%, 11/01/14(b)(f)                        AA+     Aa1      1,000        1,085,260
--------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB (INS-MBIA Insurance Corp.)
  5.75%, 06/01/20(b)(c)                         --     Aaa      1,305        1,358,361
--------------------------------------------------------------------------------------
  5.80%, 06/01/30(b)(c)                         --     Aaa      1,000        1,027,450
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A RB (INS-Financial Security Assurance
  Inc.)
  6.00%, 11/15/19(b)(c)                        AAA     Aaa     $1,000     $  1,087,810
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Refunding Series 1992 A RB
  6.25%, 04/15/22(b)(e)                        NRR     Aaa      1,000        1,189,030
--------------------------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(b)(e)                        NRR     NRR      1,150        1,367,384
--------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Capital
  Appreciation Dedicated State Tax Series
  2002 A RB (INS-MBIA Insurance Corp.)
  6.83%, 06/15/30(b)(c)(m)                     AAA     Aaa      1,000          322,380
--------------------------------------------------------------------------------------
  Dedicated State Tax Series 2002 A RB
  (INS-MBIA Insurance Corp.)
  5.25%, 06/15/42(b)(c)                        AAA     Aaa      1,000        1,051,010
--------------------------------------------------------------------------------------
Tazewell (County of) Community High School
  District No. 303 (Pekin); Prerefunded
  Unlimited Tax Series 1996 GO
  5.63%, 01/01/07(b)(e)(f)                     AAA     Aaa      1,275        1,302,272
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1996 GO
  (INS-Financial Guaranty Insurance Co.)
  5.63%, 01/01/14(b)(c)                        AAA     Aaa        160          163,307
--------------------------------------------------------------------------------------
Will (County of) School District No. 122 (New
  Lenox); Prerefunded Unlimited Tax Series
  2000 A GO
  6.50%, 11/01/10(b)(e)(f)                     NRR     Aaa        510          577,269
--------------------------------------------------------------------------------------
  6.50%, 11/01/10(b)(e)(f)                     NRR     Aaa         80           90,552
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 2000 A GO
  (INS-Financial Security Assurance Inc.)
  6.50%, 11/01/14(b)(c)                         --     Aaa        575          648,698
======================================================================================
                                                                            29,297,806
======================================================================================

INDIANA-5.20%

East Allen (County of) Multi-School Building
  Corp.; First Mortgage Series 2000 RB
  5.75%, 01/15/10(b)(e)(f)                     AAA     Aaa        735          797,475
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Hancock (County of) & Mount Vernon (City of)
  Multi-School Building Corp.; First Mortgage
  Series 2001 A RB (CEP-State Aid
  Withholding)
  5.45%, 07/15/11(b)(e)(f)                     NRR     NRR     $1,000     $  1,092,860
--------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Special Program
  Series 2000 A RB (INS-Ambac Assurance
  Corp.)
  5.90%, 02/01/14(b)(c)                        AAA     Aaa      1,000        1,097,840
--------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Prerefunded Highway Series 2000
  RB
  5.38%, 12/01/10(b)(e)(f)                     NRR     NRR        435          470,718
--------------------------------------------------------------------------------------
  Unrefunded Highway Series 2000 RB 5.38%,
  12/01/25(b)                                   AA     Aa2      1,565        1,673,408
--------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank (Waterworks Project);
  Series 2002 A RB
  5.25%, 07/01/12(b)(e)(f)                     AAA     Aaa      1,000        1,093,080
--------------------------------------------------------------------------------------
Lafayette (City of); Sewer Series 2002 RB
  (INS-MBIA Insurance Corp.)
  5.15%, 07/01/24(b)(c)                        AAA     Aaa      1,000        1,062,270
--------------------------------------------------------------------------------------
Northern Wells (City of) Community School
  Building Corp.; First Mortgage Series 2002
  RB (INS-Financial Guaranty Insurance Co.)
  5.40%, 07/15/23(b)(c)                        AAA     Aaa        500          535,625
--------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power & Light
  Co.); Refunding Series 1991 PCR 5.75%,
  08/01/21(b)                                  BBB-   Baa2      4,000        4,191,720
--------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
  (Indiana Power & Lighting Co.); Refunding
  Series 1993 B PCR (INS-MBIA Insurance
  Corp.)
  5.40%, 08/01/17(b)(c)                        AAA     Aaa      9,850       11,149,609
--------------------------------------------------------------------------------------
St. Joseph (County of) Hospital Authority
  (Memorial Health System); Health System
  Series 2000 RB (INS-Ambac Assurance Corp.)
  5.63%, 08/15/33(b)(c)                        AAA     Aaa      1,000        1,061,240
--------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.; First
  Mortgage Unlimited Tax Series 2001 GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 01/15/20(b)(c)                        AAA     Aaa      1,000        1,071,260
======================================================================================
                                                                            25,297,105
======================================================================================

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

KANSAS-0.59%

Geary (County of) Unified School District No.
  475 (School Building); Unlimited Tax Series
  2005 GO (INS-MBIA Insurance Corp.)
  5.25%, 09/01/18(b)(c)                         --     Aaa     $1,000     $  1,100,290
--------------------------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park); Series 2001 A
  RB
  7.38%, 01/01/32(b)(h)                         --     --       1,635        1,772,275
======================================================================================
                                                                             2,872,565
======================================================================================

KENTUCKY-0.09%

Jefferson (County of) (Beverly Enterprises
  Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 05/01/08(b)(h)                         --     --         460          460,179
======================================================================================

LOUISIANA-5.05%

Jefferson (City of) Sales Tax District;
  Special Sales Tax Series 2005 RB (INS-Ambac
  Assurance Corp.)
  5.00%, 12/01/21(b)(c)                        AAA     Aaa      1,240        1,314,003
--------------------------------------------------------------------------------------
Lafayette (City of); Public Improvement Sales
  Tax Series 2000 A RB (INS-Financial
  Guaranty Insurance Co.)
  5.50%, 03/01/23(b)(c)                        AAA     Aaa      2,360        2,516,492
--------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking Facilities
  Corp. Garage Project); Series 2001 A RB
  (INS-Ambac Assurance Corp.)
  5.20%, 10/01/20(b)(c)                        AAA     Aaa      1,760        1,859,563
--------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority; Capital Projects &
  Equipment Acquisitions Series 2000 A RB
  (INS-ACA Financial Guaranty Corp.)
  6.55%, 09/01/25(b)(c)                         A      --       6,020        6,694,541
--------------------------------------------------------------------------------------
  (INS-Ambac Assurance Corp.)
  6.30%, 07/01/30(b)(c)                        AAA     Aaa      2,000        2,251,240
--------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Ochsner Clinic Foundation
  Project); Series 2002 B RB
  5.50%, 05/15/32(b)                            --     A3       1,000        1,010,060
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

LOUISIANA-(CONTINUED)

Louisiana (State of) Public Facilities
  Authority (Tulane University); Series 1996
  RB
  6.00%, 10/01/06(b)(e)(f)                     AAA     Aaa     $2,500     $  2,595,100
--------------------------------------------------------------------------------------
  Series 2002 A RB (INS-Ambac Assurance
  Corp.)
  5.13%, 07/01/27(b)(c)                        AAA     Aaa      2,100        2,186,541
--------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Refunding Hospital Series 1996 RB
  (INS-Financial Security Assurance Inc.)
  5.70%, 05/15/16(b)(c)                        AAA     Aaa      1,000        1,070,720
--------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/08(b)(e)                        NRR     NRR        500          538,095
--------------------------------------------------------------------------------------
  7.60%, 01/01/09(b)(e)                        NRR     NRR        500          556,130
--------------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
  District No. 1 (North Oaks Medical Center
  Project); Refunding Hospital Series 2003 A
  RB
  5.00%, 02/01/25(b)                            A      --       1,000        1,005,030
--------------------------------------------------------------------------------------
  5.00%, 02/01/30(b)                            A      --       1,000          982,170
======================================================================================
                                                                            24,579,685
======================================================================================

MAINE-0.28%

Maine (State of) Housing Authority; Mortgage
  Series 1999 E-1 RB
  5.85%, 11/15/20(b)                           AA+     Aa1      1,305        1,345,873
======================================================================================

MARYLAND-0.21%

Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2001 RB
  5.25%, 07/01/28(b)                            A+     A3       1,000        1,031,260
======================================================================================

MASSACHUSETTS-3.24%

Boston (City of) Water & Sewer Commission;
  Sr. Series 1993 A RB (INS-MBIA Insurance
  Corp.)
  5.25%, 11/01/19(b)(c)                        AAA     Aaa      5,385        6,042,508
--------------------------------------------------------------------------------------
Massachusetts (State of) Bay Transportation
  Authority; Sr. Sales Tax Series 2002 A RB
  5.00%, 07/01/32(b)                           AAA     Aa2      1,500        1,535,430
--------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); Series 1999 P
  RB
  6.00%, 05/15/59(b)                           BBB+    A3       5,500        6,299,920
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (College Issue); Series 2003 B RB
  (CEP-XL Capital Ltd.)
  5.25%, 07/01/33(b)                           AAA     Aaa     $1,000     $  1,058,400
--------------------------------------------------------------------------------------
Massachusetts (State of); Consumer Lien
  Limited Tax Series 2000 A GO
  5.75%, 02/01/09(b)                            AA     Aa2        785          835,947
======================================================================================
                                                                            15,772,205
======================================================================================

MICHIGAN-6.25%

Allegan (City of) Public School District
  Unlimited Tax Series 2000 GO 5.75%,
  05/01/10(b)(e)(f)                            AAA     Aaa        500          545,430
--------------------------------------------------------------------------------------
Almont (City of) Community Schools; Refunding
  School Building & Site Unlimited Tax Series
  2002 GO 5.00%, 11/01/12(b)(e)(f)             NRR     NRR      1,000        1,080,010
--------------------------------------------------------------------------------------
Bullock Creek School District; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/10(b)(e)(f)                     NRR     NRR      1,000        1,079,010
--------------------------------------------------------------------------------------
Caledonia (City of) Community Schools;
  Unlimited Tax Series 2000 GO 5.50%,
  05/01/10(b)(e)(f)                            AAA     Aaa      1,000        1,079,010
--------------------------------------------------------------------------------------
Chippewa Valley Schools; Refunding Unlimited
  Tax Series 2002 GO
  5.13%, 05/01/27(b)                            AA     Aa2      1,000        1,046,920
--------------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Prerefunded Sr. Lien Series 2001 A RB
  5.25%, 07/01/11(b)(e)(f)                     AAA     Aaa      1,655        1,790,660
--------------------------------------------------------------------------------------
  Sr. Lien Series 2001 A RB (INS-Financial
  Guaranty Insurance Co.)
  5.00%, 07/01/30(b)(c)                        AAA     Aaa      5,000        5,142,850
--------------------------------------------------------------------------------------
  Unrefunded Sr. Lien Series 2001 A RB
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 07/01/33(b)(c)                        AAA     Aaa      1,845        1,936,014
--------------------------------------------------------------------------------------
Detroit (City of); Capital Improvement
  Limited Tax Series 2005 A-2 GO (INS-Ambac
  Assurance Corp.)
  5.00%, 04/01/23(b)(c)                        AAA     Aaa      1,040        1,092,801
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Jackson (City of) Brownfield Redevelopment
  Authority; Tax Increment Series 2002 TAN
  (INS-Financial Guaranty Insurance Co.)
  5.13%, 06/01/24(b)(c)                        AAA     Aaa     $1,000     $  1,054,850
--------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Unlimited Tax Series 2000 A GO
  6.00%, 05/01/10(b)(e)(f)                     AAA     Aaa        500          548,255
--------------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO 6.00%,
  05/01/06(b)(e)(f)                            AAA     Aaa      1,210        1,230,534
--------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Ascension Health Credit); Series
  1999 A RB (INS-MBIA Insurance Corp.)
  5.50%, 11/15/07(b)(c)                        AAA     Aaa      3,000        3,106,890
--------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000 RB
  5.50%, 10/01/10(b)(e)(f)                     AAA     Aaa      1,000        1,095,590
--------------------------------------------------------------------------------------
Michigan (State of) Public Power Agency
  (Combustion Turbine No. 1 Project); Series
  2001 A RB (INS-Ambac Assurance Corp.)
  5.25%, 01/01/24(b)(c)                        AAA     Aaa      2,500        2,657,550
--------------------------------------------------------------------------------------
Newaygo (City of) Public Schools; Unlimited
  Tax Series 2000 GO
  5.50%, 05/01/10(b)(e)(f)                     NRR     NRR      1,000        1,081,060
--------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); VRD
  Limited Obligation Series 2001 RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.04%, 08/01/21(j)(k)(l)                      --     Aa2        472          472,000
--------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(b)(e)(f)                     AAA     Aaa      2,100        2,164,176
--------------------------------------------------------------------------------------
  5.75%, 05/01/07(b)(e)(f)                     AAA     Aaa      2,175        2,241,468
======================================================================================
                                                                            30,445,078
======================================================================================

MINNESOTA-0.23%

Minneapolis (City of); Parking Ramp Unlimited
  Tax Series 2000 A GO
  5.90%, 12/01/20(b)                           AAA     Aa1      1,000        1,100,570
======================================================================================

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

MISSISSIPPI-1.25%

Mississippi (State of) Higher Education
  Assistance Corp.; Sub.-Series 1994 C RB
  (CEP-Gtd. Student Loans)
  7.50%, 09/01/09(b)(d)                         --     A2      $5,000     $  5,011,850
--------------------------------------------------------------------------------------
Mississippi (State of) Hospital Equipment &
  Facilities Authority (Forrest County
  General Hospital Project); Series 2000 RB
  (INS-Financial Security Assurance Inc.)
  5.50%, 01/01/27(b)(c)                         --     Aaa      1,000        1,059,780
======================================================================================
                                                                             6,071,630
======================================================================================

MISSOURI-1.02%

Missouri (State of) Environmental Improvement
  & Energy Resources Authority (State
  Revolving Fund); Unrefunded Water Series
  1995 C PCR 5.85%, 01/01/10(b)                 --     Aaa        270          271,742
--------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities Series
  2001 A RB
  5.13%, 06/15/41(b)                           AAA     Aa1      4,000        4,152,560
--------------------------------------------------------------------------------------
Missouri (State of) Housing Development
  Commission; Multi-Family Housing Series
  2001 II RB (CEP-FHA)
  5.38%, 12/01/18(b)                            AA     --         505          527,528
======================================================================================
                                                                             4,951,830
======================================================================================

NEBRASKA-0.22%

Omaha (City of) Public Power District;
  Electric Series 2002 A RB
  5.20%, 02/01/10(b)(e)(f)                     NRR     NRR      1,000        1,065,550
======================================================================================

NEVADA-3.83%

Boulder City (City of) (Boulder City Hospital
  Inc. Project); Refunding Hospital Series
  1998 RB
  5.85%, 01/01/22(b)(h)                         --     --         500          500,835
--------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR 7.20%,
  10/01/22(b)                                  BB+     Ba1      1,500        1,508,145
--------------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited Tax
  Series 2001 GO (INS-Financial Guaranty
  Insurance Co.)
  5.00%, 06/01/31(b)(c)                        AAA     Aaa      5,000        5,131,250
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

NEVADA-(CONTINUED)

Clark (County of); Airport Sub.-Lien
  Series 2001 B RB
  5.13%, 07/01/11(b)(e)(f)                     AAA     Aaa     $2,250     $  2,426,445
--------------------------------------------------------------------------------------
  5.25%, 07/01/11(b)(e)(f)                     AAA     Aaa      1,500        1,626,795
--------------------------------------------------------------------------------------
  Series 2004 A-2 RB (INS-Financial Guaranty
  Insurance Co.)
  5.13%, 07/01/25(b)(c)                        AAA     Aaa      1,000        1,054,070
--------------------------------------------------------------------------------------
  5.13%, 07/01/27(b)(c)                        AAA     Aaa      1,000        1,049,040
--------------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR
  (INS-Ambac Assurance Corp.)
  6.55%, 10/01/13(b)(c)                        AAA     Aaa      3,000        3,033,360
--------------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
  Refunding Sub.- Series 1995 A TAN 6.00%,
  06/01/10(b)                                   --    Baa3      1,185        1,188,271
--------------------------------------------------------------------------------------
Truckee Meadows Water Authority; Water Series
  2001 A RB (INS-Financial Security Assurance
  Inc.)
  5.13%, 07/01/30(b)(c)                        AAA     Aaa      1,100        1,142,284
======================================================================================
                                                                            18,660,495
======================================================================================

NEW JERSEY-1.80%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Special Facility Series 1999 RB
  6.40%, 09/15/23(b)(d)                         B     Caa2      1,000          953,270
--------------------------------------------------------------------------------------
  Special Facility Series 2000 RB
  7.00%, 11/15/30(b)(d)                         B     Caa2      4,000        3,962,280
--------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (St. Peters University
  Hospital); Series 2000 A RB
  6.88%, 07/01/20(b)                           BBB+   Baa1        500          546,795
--------------------------------------------------------------------------------------
New Jersey (State of) Tobacco Settlement
  Financing Corp.; Asset-Backed Series 2002
  RB
  5.38%, 06/01/18(b)                           BBB    Baa3      1,500        1,522,770
--------------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority (Transportation System);
  Series 1999 A RB
  5.50%, 06/15/10(b)                           AA-     A1       1,670        1,788,019
======================================================================================
                                                                             8,773,134
======================================================================================

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

NEW YORK-5.37%

Metropolitan Transportation Authority
  (Dedicated Tax Fund); Series 2000 A RB
  5.88%, 04/01/10(b)(e)(f)                     AAA     Aaa     $1,500     $  1,644,060
--------------------------------------------------------------------------------------
Metropolitan Transportation Authority
  (Service Contract); Refunding Series 2002 A
  RB
  5.13%, 01/01/29(b)                           AA-     A1       1,000        1,045,190
--------------------------------------------------------------------------------------
New York & New Jersey (States of) Port
  Authority (Consolidated Ninety-Third);
  Series 1994 RB
  6.13%, 06/01/94(b)                           AA-     A1       5,250        6,226,553
--------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority; Prerefunded Water & Sewer System
  Series 1996 A RB
  5.50%, 06/15/06(b)(e)(f)                     AAA     Aaa        705          718,176
--------------------------------------------------------------------------------------
  Prerefunded Water & Sewer System Series
  2000 B RB
  6.00%, 06/15/10(b)(e)(f)                     NRR     NRR        935        1,041,712
--------------------------------------------------------------------------------------
  Unrefunded Water & Sewer System Series 2000
  B RB
  6.00%, 06/15/33(b)                           AA+     Aa2        565          625,353
--------------------------------------------------------------------------------------
  Unrefunded Water & Sewer System Series 1996
  A RB (INS-Financial Guaranty Insurance Co.)
  5.50%, 06/15/24(b)(c)                        AAA     Aaa        295          300,590
--------------------------------------------------------------------------------------
  Water & Sewer System Series 1997 B RB
  5.75%, 06/15/07(b)(e)(f)                     NRR     NRR      3,850        4,018,553
--------------------------------------------------------------------------------------
New York (City of) Triborough Bridge & Tunnel
  Authority; General Purpose Series 1992 Y RB
  5.50%, 01/01/17(b)(e)                        AAA     NRR      2,900        3,274,970
--------------------------------------------------------------------------------------
  General Purpose Series 1993 B RB
  5.00%, 01/01/20(b)(e)                        AAA     NRR      1,935        2,122,792
--------------------------------------------------------------------------------------
New York (City of); Prerefunded Unlimited Tax
  Series 1996 A GO
  6.25%, 08/01/06(b)(e)(f)                     NRR     NRR      3,035        3,126,384
--------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (State University Educational Facilities);
  Series 1995 A RB
  6.50%, 05/15/06(b)                           AA-     A2       1,000        1,009,050
--------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp. (State Water Revolving Project);
  Unrefunded Series 1991 E PCR 6.88%,
  06/15/10(b)                                  AAA     Aaa      1,000        1,001,860
======================================================================================
                                                                            26,155,243
======================================================================================

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------


NORTH CAROLINA-1.17%

Burke (County of); Series 2006 A COP
  (INS-Ambac Assurance Corp.)
  5.00%, 04/01/25(b)(c)                        AAA     Aaa     $  470     $    495,639
--------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Power System Series 1993 A RB
  6.13%, 01/01/10(b)(e)                        AAA     Aaa      1,500        1,646,730
--------------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Single Family Series 1996 II RB
  (CEP-FHA)
  6.20%, 03/01/16(b)                            AA     Aa2        260          265,390
--------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric Project);
  Refunding Series 1990 RB
  6.50%, 01/01/10(b)(e)                        AAA     Aaa        260          288,972
--------------------------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07(b)                           BBB+    A3       2,890        2,985,168
======================================================================================
                                                                             5,681,899
======================================================================================

NORTH DAKOTA-0.28%

North Dakota (State of) Water Commission
  (Water Development & Management Project);
  Series 2005 B RB (INS-MBIA Insurance Corp.)
  5.00%, 08/01/22(b)(c)                        AAA     Aaa      1,290        1,368,045
======================================================================================

OHIO-3.29%

Cleveland (City of) Waterworks; Refunding
  First Mortgage Series 1993 G RB (INS-MBIA
  Insurance Corp.)
  5.50%, 01/01/21(b)(c)                        AAA     Aaa      3,300        3,759,426
--------------------------------------------------------------------------------------
Cuyahoga (County of); Refunding Series 2003 A
  RB
  5.50%, 01/01/29(b)                            A+     Aa3      2,000        2,099,060
--------------------------------------------------------------------------------------
Findlay (City of); Limited Tax Series 1996 GO
  5.88%, 07/01/06(b)(e)(f)                     NRR     NRR      1,000        1,030,740
--------------------------------------------------------------------------------------
Greater Cleveland Regional Transportation
  Authority; Refunding Capital Improvement
  Limited Tax Series 2004 GO (INS-MBIA
  Insurance Corp.)
  5.00%, 12/01/23(b)(c)                         --     Aaa      1,220        1,292,224
--------------------------------------------------------------------------------------
Marysville (City of) Exempted Village School
  District; Refunding School Improvement
  Unlimited Tax Series 2005 GO (INS-Financial
  Security Assurance Inc.)
  5.00%, 12/01/21(b)(c)                        AAA     Aaa      1,430        1,527,197
--------------------------------------------------------------------------------------
  5.00%, 12/01/23(b)(c)                        AAA     Aaa      1,000        1,062,160
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Montgomery (County of) (Grandview Hospital &
  Medical Center); Refunding Hospital Series
  1997 RB
  5.50%, 12/01/09(b)(e)(f)                     NRR     NRR     $1,000     $  1,073,240
--------------------------------------------------------------------------------------
Ohio (State of) Department of Transportation
  (Panhandle Rail Line Project); Series 1992
  COP (INS-Financial Security Assurance Inc.)
  6.50%, 04/15/12(b)(c)                        AAA     Aaa        855          857,129
--------------------------------------------------------------------------------------
Plain (City of) Local School District;
  Prerefunded Unlimited Tax Series 2000 GO
  6.00%, 06/01/11(b)(e)(f)                     NRR     Aaa        410          458,983
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 2000 GO
  (INS-Financial Guaranty Insurance Co.)
  6.00%, 12/01/25(b)(c)                         --     Aaa         90           99,646
--------------------------------------------------------------------------------------
Stark (County of) Lake Ohio Local School
  District; Unlimited Tax Series 2000 GO
  5.75%, 12/01/10(b)(e)(f)                     AAA     Aaa      2,500        2,752,400
======================================================================================
                                                                            16,012,205
======================================================================================

OKLAHOMA-2.01%

Jenks (City of) Aquarium Authority; First
  Mortgage Series 2000 RB
  6.00%, 07/01/10(b)(e)(f)                     NRR     Aaa        800          890,360
--------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Utility Series 1999 RB (INS-Financial
  Security Assurance Inc.)
  5.70%, 10/01/19(b)(c)                         --     Aaa      1,500        1,631,775
--------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18(b)                            AA     Aa3        675          725,423
--------------------------------------------------------------------------------------
  5.75%, 02/15/25(b)                            AA     Aa3      1,750        1,859,375
--------------------------------------------------------------------------------------
Oklahoma City (City of) Airport Trust; Jr.
  27th Lien Series 2000 A RB (INS-Financial
  Security Assurance Inc.)
  5.13%, 07/01/20(b)(c)                        AAA     Aaa      2,575        2,691,004
--------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (St.
  John's Medical Center Project); Hospital
  Series 1994 RB
  6.25%, 02/15/06(b)(e)(f)                     NRR     NRR      2,000        2,002,100
======================================================================================
                                                                             9,800,037
======================================================================================

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------


OREGON-0.61%

Clackamas (County of) School District No. 7J
  (Lake Oswego); Refunding Unlimited Tax
  Series 2005 GO (INS-Financial Security
  Assurance Inc.)
  5.25%, 06/01/23(b)(c)                         --     Aaa     $1,920     $  2,173,920
--------------------------------------------------------------------------------------
Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB (INS-Ambac Assurance
  Corp.)
  5.10%, 07/01/12 (Acquired 08/18/98; Cost
  $797,976)(b)(c)(g)                           AAA     Aaa        800          806,776
======================================================================================
                                                                             2,980,696
======================================================================================

PENNSYLVANIA-0.76%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); University Series 2002 RB
  5.25%, 03/01/32(b)                           AA-     --       1,500        1,574,640
--------------------------------------------------------------------------------------
Allegheny (County of) Port Authority; Special
  Transportation Series 1999 RB
  6.13%, 03/01/09(b)(e)(f)                     AAA     Aaa      1,000        1,089,200
--------------------------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises, Inc.
  Project); Refunding Health Facilities
  Series 2001 IDR 7.38%, 12/01/08 (Acquired
  02/22/01; Cost $1,045,000)(b)(g)(h)           --     --       1,045        1,059,034
======================================================================================
                                                                             3,722,874
======================================================================================

PUERTO RICO-0.23%

Children's Trust Fund; Tobacco Settlement
  Series 2000 RB
  6.00%, 07/01/10(b)(e)(f)                     AAA     NRR      1,000        1,102,190
======================================================================================

RHODE ISLAND-0.49%

Narragansett (City of) Bay Commission;
  Wastewater System Series 2005 A RB
  (INS-MBIA Insurance Corp.)
  5.00%, 08/01/27(b)(c)                        AAA     Aaa      1,000        1,047,740
--------------------------------------------------------------------------------------
Providence (City of) Public Building
  Authority; Series 2000 A RB (INS-Financial
  Security Assurance Inc.)
  5.75%, 12/15/16(b)(c)                        AAA     Aaa      1,210        1,335,876
======================================================================================
                                                                             2,383,616
======================================================================================

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

SOUTH CAROLINA-1.92%

Myrtle Beach (City of); Hospitality Fee
  Series 2004 A RB (INS-Financial Guaranty
  Insurance Co.)
  5.38%, 06/01/24(b)(c)                        AAA     Aaa     $1,150     $  1,255,881
--------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Bon Secours-St.
  Francis Medical Center Inc.); Economic
  Development Series 2002 A RB
  5.50%, 11/15/23(b)                            A-     A3       2,000        2,075,400
--------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/10(b)(e)(f)                     NRR     NRR      1,000        1,169,890
--------------------------------------------------------------------------------------
  Refunding Hospital Facilities Series 2003 A
  RB
  6.13%, 08/01/23(b)                           BBB+   Baa1      1,500        1,619,955
--------------------------------------------------------------------------------------
  Refunding Hospital Facilities Series 2003 A
  RB
  6.25%, 08/01/31(b)                           BBB+   Baa1      1,000        1,082,520
--------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/11(b)(e)(f)                     NRR     Aaa      1,000        1,070,550
--------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Tobacco Settlement Series 2001 B
  RB
  6.38%, 05/15/28(b)                           BBB    Baa3      1,000        1,070,760
======================================================================================
                                                                             9,344,956
======================================================================================

SOUTH DAKOTA-0.88%

Aberdeen (City of) School District No. 6-1;
  Unlimited Tax Series 2000 GO 5.45%,
  01/01/11(b)(e)(f)                            AAA     Aaa      3,940        4,280,101
======================================================================================

TENNESSEE-0.64%

Franklin (City of) Industrial Development
  Board (Landings Apartment Project);
  Refunding Multi-Family Housing Series 1996
  A RB (INS-Financial Security Assurance
  Inc.)
  5.75%, 04/01/10(b)(c)                        AAA     Aaa        550          566,060
--------------------------------------------------------------------------------------
Robertson & Sumner (Counties of) White House
  Utility District; Water & Sewer Series 2000
  RB
  6.00%, 01/01/10(b)(e)(f)                     NRR     Aaa      1,000        1,093,280
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB (INS-Ambac Assurance
  Corp.)
  3.04%, 06/01/15(c)(j)(l)                     AAA     Aaa     $  440     $    440,000
--------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(b)(h)                         --     --       1,000        1,030,230
======================================================================================
                                                                             3,129,570
======================================================================================

TEXAS-23.28%

Allen (City of) Independent School District;
  Prerefunded Unlimited Tax Series 2000 A GO
  (CEP-Texas Permanent School Fund)
  5.95%, 02/15/10(b)(e)(f)                     AAA     Aaa        960        1,050,394
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.95%, 02/15/25(b)                           AAA     Aaa        640          693,734
--------------------------------------------------------------------------------------
Austin (City of); Refunding Hotel Occupancy
  Tax Sub.-Lien Series 1999 RB
  5.80%, 11/15/09(b)(e)(f)                     AAA     Aaa      1,000        1,084,840
--------------------------------------------------------------------------------------
Bellville (City of) Independent School
  District; Unrefunded Unlimited Tax Series
  1995 GO (CEP-Texas Permanent School Fund)
  6.13%, 02/01/20(b)                            --     Aaa        295          295,448
--------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Marbach Park Apartments);
  Multi-Family Housing Series 2000 A RB
  (INS-MBIA Insurance Corp.)
  6.10%, 08/01/30(b)(c)                         --     Aaa      1,000        1,057,520
--------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001 RB
  5.53%, 07/20/06(b)(h)(i)                      --     --          93           93,168
--------------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp. Obligated Group); Series 1997 A RB
  (INS-MBIA Insurance Corp.)
  5.38%, 01/01/22(b)(c)                        AAA     Aaa      1,250        1,303,638
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.25%, 02/15/33(b)                           AAA     Aaa     $1,350     $  1,408,712
--------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996
  GO
  5.75%, 08/15/06(b)(e)(f)                     NRR     NRR      1,000        1,013,630
--------------------------------------------------------------------------------------
Cisco (City of) Junior College District;
  Refunding Consolidated Series 2002 RB
  (INS-Ambac Assurance Corp.)
  5.25%, 07/01/26(b)(c)                         --     Aaa      1,000        1,054,990
--------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 02/01/31(b)                           AAA     Aaa      2,000        2,068,900
--------------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Refunding School Building
  Unlimited Tax Series 2001 GO (CEP-Texas
  Permanent School Fund)
  5.25%, 02/01/28(b)                            --     Aaa      2,000        2,102,920
--------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 08/01/09(b)(e)(f)                     NRR     Aaa      1,000        1,075,450
--------------------------------------------------------------------------------------
Denton (City of) Utility System; Series 2000
  A RB
  5.40%, 12/01/10(b)(e)(f)                     AAA     Aaa      1,000        1,085,520
--------------------------------------------------------------------------------------
DeSoto (City of) Independent School District;
  Refunding Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 08/15/17(b)                           AAA     --       1,000        1,001,080
--------------------------------------------------------------------------------------
Galena Park (City of) Independent School
  District; Refunding Capital Appreciation
  Unlimited Tax Series 1996 GO (CEP-Texas
  Permanent School Fund)
  5.89%, 08/15/23(b)(m)                         --     Aaa      2,000          896,380
--------------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series 2000
  GO Ctfs.
  5.88%, 08/15/10(b)(e)(f)                     AAA     Aaa      1,610        1,771,821
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Hospital Series 2001 A RB
  6.38%, 06/01/11(b)(e)(f)                     NRR     NRR        750          857,415
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2001 A RB
  5.38%, 08/15/11(b)(e)(f)                     NRR     NRR     $1,000     $  1,087,800
--------------------------------------------------------------------------------------
  Series 2002 RB
  5.13%, 08/15/132(b)(e)(f)                    NRR     NRR      1,000        1,082,020
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Hospital Series 1999 A
  RB
  5.25%, 10/01/29(b)                            AA     Aa2      2,000        2,067,660
--------------------------------------------------------------------------------------
Harris (County of)-Houston (City of) Sports
  Authority; Refunding Jr. Lien Series 2001 B
  RB (INS-MBIA Insurance Corp.)
  5.25%, 11/15/40(b)(c)                        AAA     Aaa      5,000        5,165,600
--------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/12(b)(e)(f)                     NRR     NRR      2,000        2,158,020
--------------------------------------------------------------------------------------
Houston (City of) Airport System; Sub.-Lien
  Series 2000 B RB (INS-Financial Security
  Assurance Inc.)
  5.50%, 07/01/30(b)(c)                        AAA     Aaa      1,000        1,065,480
--------------------------------------------------------------------------------------
Houston (City of) Independent School
  District; Refunding Limited Tax Series 2005
  A GO (CEP-Texas Permanent School Fund)
  5.00%, 02/15/18(b)                           AAA     Aaa      1,000        1,072,040
--------------------------------------------------------------------------------------
Houston (City of) Water & Sewer System; Jr.
  Lien Series 1997 C RB
  5.38%, 12/01/07(b)(e)(f)                     AAA     Aaa      2,495        2,613,113
--------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Limited Tax Series 1999 GO (CEP-Texas
  Permanent School Fund)
  6.13%, 02/15/09(b)(e)(f)                     AAA     Aaa      1,500        1,618,635
--------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 08/15/26(b)                           AAA     Aaa      2,000        2,120,920
--------------------------------------------------------------------------------------
Laredo (City of) Community College District;
  Limited Tax Series 2002 GO (INS-Ambac
  Assurance Corp.)
  5.25%, 08/01/27(b)(c)                        AAA     Aaa      1,000        1,053,330
--------------------------------------------------------------------------------------
  5.25%, 08/01/32(b)(c)                        AAA     Aaa      1,000        1,045,260
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Little Elm (City of) Independent School
  District; Refunding Unlimited Tax Series
  1999 GO (CEP-Texas Permanent School Fund)
  6.00%, 08/15/35(b)                           AAA     --      $4,000     $  4,315,800
--------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 08/15/35(b)                           AAA     --       1,000        1,101,220
--------------------------------------------------------------------------------------
Lockhart (City of) Tax & Utility Systems;
  Limited Tax Series 1996 GO Ctfs. 5.90%,
  08/01/06(b)(e)(f)                            AAA     Aaa      1,100        1,114,993
--------------------------------------------------------------------------------------
  5.85%, 08/01/11(b)(c)                        AAA     Aaa        605          612,532
--------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (St. Joseph Health
  System); Series 1998 RB
  5.25%, 07/01/13(b)                           AA-     Aa3      1,000        1,047,870
--------------------------------------------------------------------------------------
Manor (City of) Independent School District;
  Refunding Unlimited Tax Series 2004 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 08/01/27(b)                           AAA     Aaa      1,000        1,044,300
--------------------------------------------------------------------------------------
Montgomery (County of); Permanent Improvement
  Limited Tax Series 2000 GO
  5.25%, 09/01/10(b)(e)(f)                     AAA     Aaa      1,000        1,075,150
--------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.30%, 02/15/25(b)                           AAA     Aaa      2,765        2,935,130
--------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 1999 A GO (CEP-Texas
  Permanent School Fund)
  5.50%, 08/15/09(b)(e)(f)                     AAA     Aaa      1,000        1,069,690
--------------------------------------------------------------------------------------
Nueces River Authority (Corpus Christi Lake
  Project); Water Supply Facilities Series
  1997 RB
  5.50%, 07/15/07(b)(e)(f)                     AAA     Aaa      1,900        1,997,128
--------------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series 2002
  GO
  Ctfs. (INS-Financial Guaranty Insurance
  Co.)
  5.25%, 04/01/32(b)(c)                        AAA     Aaa      2,000        2,090,760
--------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/10(b)(e)(f)                     AAA     Aaa      1,615        1,752,114
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Plano (City of); Limited Tax Series 2000 GO
  5.88%, 09/01/10(b)(e)(f)                     AAA     Aaa     $  850     $    936,190
--------------------------------------------------------------------------------------
Richardson (City of); Hotel Occupancy Limited
  Tax Series 2000 A GO
  Ctfs. (INS-Financial Guaranty Insurance
  Co.)
  5.75%, 02/15/21(b)(c)                        AAA     Aaa      2,000        2,153,840
--------------------------------------------------------------------------------------
Richardson (City of); Limited Tax Series 2001
  GO Ctfs.
  5.00%, 02/15/19(b)                           AA+     Aa1      1,720        1,797,692
--------------------------------------------------------------------------------------
Rockwall (City of) Independent School
  District (School Building); Unlimited Tax
  Series 2003 GO (CEP-Texas Permanent School
  Fund)
  5.25%, 02/15/29(b)                           AAA     Aaa      1,000        1,058,360
--------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series 2001
  RB (INS-Financial Security Assurance Inc.)
  5.25%, 04/01/19(b)(c)                        AAA     Aaa      1,000        1,062,990
--------------------------------------------------------------------------------------
San Angelo (City of); Limited Tax Series 2005
  GO
  Ctfs. (INS-Financial Guaranty Insurance
  Corp.)
  5.00%, 02/15/19(b)(c)                        AAA     Aaa      1,000        1,068,140
--------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/09(b)(e)(f)                     AAA     Aaa      3,500        3,743,915
--------------------------------------------------------------------------------------
San Antonio (City of); Limited Tax Series
  2000 A GO
  5.38%, 02/01/11(b)(e)(f)                     NRR     NRR      1,185        1,284,872
--------------------------------------------------------------------------------------
  Refunding Water Series 1999 RB
  5.88%, 11/15/09(b)(e)(f)                     NRR     NRR      1,000        1,087,480
--------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District; Refunding & Building
  Unlimited Tax Series 2001 GO (CEP-Texas
  Permanent School Fund)
  5.13%, 08/01/25(b)                            --     Aaa      1,535        1,615,557
--------------------------------------------------------------------------------------
Southlake (City of); Refunding Limited Tax
  Series 2004 GO (INS-Ambac Assurance Corp.)
  5.20%, 02/15/26(b)(c)                        AAA     Aaa      1,000        1,058,460
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Spring Branch (City of) Independent School
  District; Limited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 02/01/10(b)(e)(f)                     AAA     Aaa     $5,000     $  5,429,550
--------------------------------------------------------------------------------------
Texas (State of) (Water Financial
  Assistance); Unlimited Tax Series 1999 GO
  5.50%, 08/01/24(b)                            AA     Aa1      1,500        1,589,760
--------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multi-Family Housing
  Series 1996 A RB
  6.30%, 01/01/07(b)(e)(f)                     AAA     NRR        310          323,383
--------------------------------------------------------------------------------------
Texas (State of) North Central Health
  Facilities Development Corp. (Texas Health
  Resources System); Series 1997 B RB
  (INS-MBIA Insurance Corp.)
  5.75%, 02/15/12(b)(c)                        AAA     Aaa      2,000        2,119,940
--------------------------------------------------------------------------------------
Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental Retardation);
  Series 1996 RB 6.20%, 09/01/16(b)            BBB+    --         620          628,482
--------------------------------------------------------------------------------------
Texas (State of); Refunding Water Development
  Unlimited Tax Series 2001 A GO
  5.25%, 08/01/35(b)                            AA     Aa1      1,840        1,930,234
--------------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  (INS-Financial Guaranty Insurance Co.)
  5.13%, 03/01/21(b)(c)                        AAA     Aaa      2,500        2,617,475
--------------------------------------------------------------------------------------
  5.13%, 03/01/23(b)(c)                        AAA     Aaa      1,000        1,042,800
--------------------------------------------------------------------------------------
  5.25%, 03/01/27(b)(c)                        AAA     Aaa      2,800        2,920,092
--------------------------------------------------------------------------------------
United Independent School District; Unlimited
  Tax Series 2000 GO (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/26(b)                           AAA     Aaa      1,000        1,050,610
--------------------------------------------------------------------------------------
University of Texas Financing System; Series
  1999 B RB
  5.70%, 08/15/09(b)(e)(f)                     AAA     Aaa      1,000        1,076,300
--------------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax Series
  2002 GO (CEP-Texas Permanent School Fund)
  5.25%, 08/15/26(b)                            --     Aaa      3,400        3,605,564
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax Series
  2002 GO (CEP-Texas Permanent School Fund)
  5.38%, 08/15/27(b)                            --     Aaa     $2,000     $  2,134,240
--------------------------------------------------------------------------------------
  (CEP-Texas Permanent School Fund)
  5.25%, 08/15/30(b)                            --     Aaa      2,890        3,036,928
--------------------------------------------------------------------------------------
West University Place (City of); Permanent
  Improvement Limited Tax Series 2000 GO
  5.30%, 02/01/10(b)(e)(f)                     AAA     Aaa      1,000        1,069,250
--------------------------------------------------------------------------------------
  5.35%, 02/01/10(b)(e)(f)                     AAA     Aaa      2,150        2,281,430
--------------------------------------------------------------------------------------
Ysleta (City of) Independent School District
  Public Facilities Corp.; Refunding Lease
  Series 2001 RB (INS-Ambac Assurance Corp.)
  5.38%, 11/15/24(b)(c)                        AAA     Aaa      1,300        1,358,071
======================================================================================
                                                                           113,303,730
======================================================================================

UTAH-0.42%

Salt Lake (County of) (Westminster College
  Project); Series 1997 RB
  5.75%, 10/01/27(b)                           BBB     --       1,000        1,036,670
--------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 2000 B-1
  RB (CEP-FHA/VA)
  6.00%, 07/01/10(b)(d)                        AA-     Aa3         70           70,949
--------------------------------------------------------------------------------------
Washington City (City of); Sales Tax Series
  2003 RB (INS-Ambac Assurance Corp.)
  5.00%, 11/15/23(b)(c)                        AAA     Aaa        915          960,631
======================================================================================
                                                                             2,068,250
======================================================================================

VERMONT-0.23%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher Allen
  Health Care); Hospital Series 2000 A RB
  (INS-Ambac Assurance Corp.)
  6.00%, 12/01/23(b)(c)                        AAA     Aaa      1,000        1,097,520
======================================================================================

VIRGINIA-1.89%

Fauquier (County of) Industrial Development
  Authority; Hospital Series 2002 IDR
  (CEP-Radian Reinsurance Inc.)
  5.50%, 10/01/17(b)                            AA     --         500          552,060
--------------------------------------------------------------------------------------

AIM MUNICIPAL BOND FUND


                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Faquier (County of) Industrial Development
  Authority; Hospital Series 2002 IDR
  (CEP-Radian Reinsurance Inc.)
  5.25%, 10/01/31(b)                            AA     --      $1,000     $  1,041,590
--------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Refunding Residential Care Facility
  Series 2002 A RB
  6.50%, 06/01/22(b)(h)                         --     --       2,000        2,140,820
--------------------------------------------------------------------------------------
King George (County of) Industrial
  Development Authority; Lease Series 2004 RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/25(b)(c)                        AAA     Aaa      1,100        1,158,179
--------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB (INS-ACA Financial Guaranty Corp.)
  6.00%, 12/01/22(b)(c)                         A      --       1,000        1,067,880
--------------------------------------------------------------------------------------
Richmond (City of) Public Utility; Series
  2004 RB (INS-Financial Security Assurance
  Inc.)
  5.00%, 01/15/27(b)(c)                        AAA     Aaa      1,560        1,634,474
--------------------------------------------------------------------------------------
Virginia (State of) Housing Development
  Authority; Series 2000 D RB
  5.70%, 04/01/11(b)(d)                        AA+     Aa1      1,500        1,592,535
======================================================================================
                                                                             9,187,538
======================================================================================

WASHINGTON-1.63%

King (County of); Sewer Series 1999 RB
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 01/01/22(b)(c)                        AAA     Aaa      1,000        1,048,020
--------------------------------------------------------------------------------------
Pierce (County of) White River School
  District No. 416; Unlimited Tax Series 2000
  GO
  5.35%, 12/01/09(b)                            --     Aa1      1,550        1,651,820
--------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Refunding VRD Series 1994 IDR
  3.08%, 11/01/25(j)(l)                         A+     A1         533          533,000
--------------------------------------------------------------------------------------
Skagit (County of) Public Hospital District
  No. 001 (Skagit Valley Hospital); Series
  2005 RB
  5.38%, 12/01/22(b)                            --    Baa3        500          518,315
--------------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                RATINGS(a)    AMOUNT
                                               S&P   MOODY'S   (000)         VALUE
--------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project); Series 2001 A RB (INS-MBIA
  Insurance Corp.)
  5.25%, 10/01/21(b)(c)                        AAA     Aaa     $2,000     $  2,120,220
--------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 1); Refunding
  Series 1996 A RB (INS-MBIA Insurance Corp.)
  5.75%, 07/01/12(b)(c)                        AAA     Aaa      2,000        2,058,860
======================================================================================
                                                                             7,930,235
======================================================================================

WISCONSIN-1.73%

Adams-Friendship (Cities of) School District;
  Refunding Unlimited Tax Series 1996 GO
  (INS-Ambac Assurance Corp.)
  6.50%, 04/01/15(b)(c)                        AAA     Aaa      1,340        1,592,483
--------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1996 RB
  (INS-MBIA Insurance Corp.)
  5.75%, 08/15/16(b)(c)                        AAA     Aaa      1,500        1,547,430
--------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sisters of the
  Sorrowful Mother Ministry Corp.); Series
  1997 A RB (INS-MBIA Insurance Corp.)
  5.90%, 08/15/24(b)(c)                        AAA     Aaa      2,500        2,606,750
--------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
  2000 C GO
  5.50%, 05/01/10(b)(e)(f)                     NRR     NRR      2,500        2,697,525
======================================================================================
                                                                             8,444,188
======================================================================================

WYOMING-0.42%

Natrona (County of) (Wyoming Medical Center
  Project); Hospital Series 1995 RB
  6.00%, 03/15/06(b)(e)(f)                     AAA     Aaa      1,000        1,013,310
--------------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26(b)                           BBB    Baa1      1,000        1,032,550
======================================================================================
                                                                             2,045,860
======================================================================================
TOTAL INVESTMENTS-99.57% (Cost $450,282,554)                               484,646,241
======================================================================================
OTHER ASSETS LESS LIABILITIES-0.43%                                          2,099,855
======================================================================================
NET ASSETS-100.00%                                                        $486,746,096
______________________________________________________________________________________
======================================================================================

AIM MUNICIPAL BOND FUND

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificate of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
Gtd.  - Guaranteed
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Anticipation Notes
VA    - Department of Veteran's Affairs
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $482,841,991, which represented 99.20% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Security subject to the alternative minimum tax.
(e) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.
(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $1,875,385, which represented 0.39% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $102,743, which represented 0.02% of the Fund's Net Assets.
(j) Interest rate is redetermined weekly. Rate shown is the rate in effect on January 31, 2006.
(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $450,282,554)      $484,646,241
-----------------------------------------------------------
Cash                                                111,683
-----------------------------------------------------------
Receivables for:
  Investments sold                                    5,000
-----------------------------------------------------------
  Fund shares sold                                  184,554
-----------------------------------------------------------
  Interest                                        6,921,552
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              138,326
-----------------------------------------------------------
Other assets                                         41,196
===========================================================
    Total assets                                492,048,552
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,716,712
-----------------------------------------------------------
  Fund shares reacquired                            527,719
-----------------------------------------------------------
  Dividends                                         672,248
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                179,533
-----------------------------------------------------------
Accrued distribution fees                           136,175
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,926
-----------------------------------------------------------
Accrued transfer agent fees                          20,722
-----------------------------------------------------------
Accrued operating expenses                           47,421
===========================================================
    Total liabilities                             5,302,456
===========================================================
Net assets applicable to shares outstanding    $486,746,096
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $460,274,895
-----------------------------------------------------------
Undistributed net investment income                 (59,514)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (7,832,971)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     34,363,686
===========================================================
                                               $486,746,096
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $268,521,902
___________________________________________________________
===========================================================
Class B                                        $ 47,904,930
___________________________________________________________
===========================================================
Class C                                        $ 17,481,001
___________________________________________________________
===========================================================
Investor Class                                 $152,838,263
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          33,298,048
___________________________________________________________
===========================================================
Class B                                           5,930,283
___________________________________________________________
===========================================================
Class C                                           2,168,886
___________________________________________________________
===========================================================
Investor Class                                   18,932,293
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.06
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.06 / 95.25%)        $       8.46
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.08
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.06
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.07
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $12,886,242
=========================================================================

EXPENSES:

Advisory fees                                                   1,095,061
-------------------------------------------------------------------------
Administrative services fees                                       72,292
-------------------------------------------------------------------------
Custodian fees                                                      8,841
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         336,218
-------------------------------------------------------------------------
  Class B                                                         258,967
-------------------------------------------------------------------------
  Class C                                                          93,638
-------------------------------------------------------------------------
  Investor Class                                                   48,575
-------------------------------------------------------------------------
Transfer agent fees                                               175,465
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          14,456
-------------------------------------------------------------------------
Other                                                             135,103
=========================================================================
    Total expenses                                              2,238,616
=========================================================================
Less: Expenses reimbursed and expense offset arrangement           (9,583)
=========================================================================
    Net expenses                                                2,229,033
=========================================================================
Net investment income                                          10,657,209
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                      435,926
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (6,067,363)
=========================================================================
Net gain (loss) from investment securities                     (5,631,437)
=========================================================================
Net increase in net assets resulting from operations          $ 5,025,772
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $10,657,209     $ 22,641,464
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    435,926        1,665,316
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (6,067,363)       8,839,278
==========================================================================================
    Net increase in net assets resulting from operations        5,025,772       33,146,058
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (6,002,626)     (12,245,307)
------------------------------------------------------------------------------------------
  Class B                                                        (966,689)      (2,353,730)
------------------------------------------------------------------------------------------
  Class C                                                        (350,108)        (759,594)
------------------------------------------------------------------------------------------
  Investor Class                                               (3,631,788)      (7,565,804)
==========================================================================================
    Decrease in net assets resulting from distributions       (10,951,211)     (22,924,435)
==========================================================================================
Share transactions-net:
  Class A                                                       8,708,101      (24,780,912)
------------------------------------------------------------------------------------------
  Class B                                                      (6,574,728)     (16,196,151)
------------------------------------------------------------------------------------------
  Class C                                                      (1,372,874)      (2,716,847)
------------------------------------------------------------------------------------------
  Investor Class                                               (6,176,329)      (9,789,240)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (5,415,830)     (53,483,150)
==========================================================================================
    Net increase (decrease) in net assets                     (11,341,269)     (43,261,527)
==========================================================================================

NET ASSETS:

  Beginning of period                                         498,087,365      541,348,892
==========================================================================================
  End of period (including undistributed net investment
    income of $(59,514) and $234,488, respectively)           $486,746,096    $498,087,365
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM MUNICIPAL BOND FUND

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. LOWER-RATED SECURITIES -- The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $200 million                                              0.50%
---------------------------------------------------------------------
Next $300 million                                               0.40%
---------------------------------------------------------------------
Next $500 million                                               0.35%
---------------------------------------------------------------------
Over $1 billion                                                 0.30%
 ____________________________________________________________________
=====================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $480.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $72,292.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $175,465.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B and Class C Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C and Investor Class shares paid $336,218, $258,967, $93,638 and $48,575, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2006, ADI advised the Fund that it retained $37,819 in front-end sales commissions from the sale of Class A shares and $115, $2,471 and $287 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $9,103.

AIM MUNICIPAL BOND FUND

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $2,732 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2008                                                    $8,202,115
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 23, 2003, the date of the reorganization of INVESCO Tax-Free Bond Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM MUNICIPAL BOND FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $32,488,235 and $40,061,748, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $34,480,535
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (170,815)
===============================================================================
Net unrealized appreciation of investment securities               $34,309,720
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $450,336,521.

NOTE 8--SHARE INFORMATION

The Fund offers four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JANUARY 31, 2006               JULY 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,282,802    $ 26,608,227     2,316,966    $ 18,939,141
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        336,371       2,724,274       554,466       4,530,824
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        206,865       1,675,891       336,245       2,748,163
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 272,194       2,207,415     1,024,700       8,392,031
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        398,672       3,223,019       806,988       6,588,211
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         72,083         583,698       177,153       1,448,646
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         28,956         233,896        59,528         485,860
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 324,579       2,627,022       669,311       5,470,339
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        358,317       2,894,748       821,154       6,706,848
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (357,658)     (2,894,748)     (819,487)     (6,706,848)
======================================================================================================================
Reacquired:
  Class A                                                     (2,972,297)    (24,017,893)   (6,989,899)    (57,015,112)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (862,514)     (6,987,952)   (1,891,925)    (15,468,773)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (406,626)     (3,282,661)     (728,844)     (5,950,870)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (1,363,223)    (11,010,766)   (2,900,045)    (23,651,610)
======================================================================================================================
                                                                (681,479)   $ (5,415,830)   (6,563,689)   $(53,483,150)
______________________________________________________________________________________________________________________
======================================================================================================================

AIM MUNICIPAL BOND FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2006             2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   8.16         $   8.01    $   7.96    $   8.06    $   8.06    $   7.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.18             0.36        0.37        0.37        0.38(a)     0.40
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.10)            0.16        0.04       (0.09)       0.00        0.23
=================================================================================================================================
    Total from investment operations                        0.08             0.52        0.41        0.28        0.38        0.63
=================================================================================================================================
Less dividends from net investment income                  (0.18)           (0.37)      (0.36)      (0.38)      (0.38)      (0.40)
=================================================================================================================================
Net asset value, end of period                          $   8.06         $   8.16    $   8.01    $   7.96    $   8.06    $   8.06
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             1.02%            6.55%       5.19%       3.43%       4.84%       8.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $268,522         $263,013    $282,430    $328,280    $339,545    $322,437
=================================================================================================================================
Ratio of expenses to average net assets                     0.85%(c)         0.84%(d)     0.85%(d)     0.82%     0.81%       0.85%
=================================================================================================================================
Ratio of net investment income to average net assets        4.33%(c)         4.46%       4.53%       4.55%       4.79%(a)     5.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     7%               7%         14%         20%         35%         28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratio for the period prior to August 1, 2001 has not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $266,781,307.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 0.85% and 0.86%, respectively.
(e)  Not annualized for periods less than one year.

AIM MUNICIPAL BOND FUND

                                                                                          CLASS B
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED JULY 31,
                                                           JANUARY 31,       ----------------------------------------------------
                                                              2006            2005       2004       2003        2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.17         $  8.02    $  7.98    $  8.07    $   8.07    $  7.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.15            0.30       0.31       0.31        0.32(a)    0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.09)           0.16       0.03      (0.08)       0.00       0.23
=================================================================================================================================
    Total from investment operations                            0.06            0.46       0.34       0.23        0.32       0.57
=================================================================================================================================
Less dividends from net investment income                      (0.15)          (0.31)     (0.30)     (0.32)      (0.32)     (0.34)
=================================================================================================================================
Net asset value, end of period                               $  8.08         $  8.17    $  8.02    $  7.98    $   8.07    $  8.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 0.77%           5.76%      4.28%      2.79%       4.05%      7.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $47,905         $55,112    $69,956    $97,030    $104,150    $86,565
=================================================================================================================================
Ratio of expenses to average net assets                         1.60%(c)        1.59%(d)    1.60%(d)    1.57%     1.56%      1.60%
=================================================================================================================================
Ratio of net investment income to average net assets            3.58%(c)        3.71%      3.78%      3.80%       4.04%(a)    4.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         7%              7%        14%        20%         35%        28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratio for the period prior to August 1, 2001 has not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,371,151.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.
(e)  Not annualized for periods less than one year.

AIM MUNICIPAL BOND FUND

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                          YEAR ENDED JULY 31,
                                                            JANUARY 31,       ---------------------------------------------------
                                                               2006            2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   8.16         $  8.00    $  7.96    $  8.06    $  8.05    $  7.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.15            0.30       0.31       0.31       0.32(a)    0.34
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.10)           0.17       0.03      (0.09)      0.01       0.22
=================================================================================================================================
    Total from investment operations                             0.05            0.47       0.34       0.22       0.33       0.56
=================================================================================================================================
Less dividends from net investment income                       (0.15)          (0.31)     (0.30)     (0.32)     (0.32)     (0.34)
=================================================================================================================================
Net asset value, end of period                               $   8.06         $  8.16    $  8.00    $  7.96    $  8.06    $  8.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  0.65%           5.90%      4.29%      2.67%      4.19%      7.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $ 17,481         $19,084    $21,391    $25,425    $29,175    $17,889
=================================================================================================================================
Ratio of expenses to average net assets                          1.60%(c)        1.59%(d)    1.60%(d)    1.57%    1.56%      1.60%
=================================================================================================================================
Ratio of net investment income to average net assets             3.58%(c)        3.71%      3.78%      3.80%      4.04%(a)    4.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                          7%              7%        14%        20%        35%        28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratio for the period prior to August 1, 2001 has not been restated to reflect this change in presentation.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,574,871.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.
(e)  Not annualized for periods less than one year.

                                                                                 INVESTOR CLASS
                                                              ----------------------------------------------------
                                                                                                SEPTEMBER 30, 2003
                                                                                                   (DATE SALES
                                                              SIX MONTHS ENDED    YEAR ENDED      COMMENCED) TO
                                                                JANUARY 31,        JULY 31,          JULY 31,
                                                                    2006             2005              2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $   8.17         $   8.02          $   8.16
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.18             0.37              0.32
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.09)            0.16             (0.16)
==================================================================================================================
    Total from investment operations                                  0.09             0.53              0.16
==================================================================================================================
Less dividends from net investment income                            (0.19)           (0.38)            (0.30)
==================================================================================================================
Net asset value, end of period                                    $   8.07         $   8.17          $   8.02
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                       1.09%            6.70%             2.03%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $152,838         $160,879          $167,571
==================================================================================================================
Ratio of expenses to average net assets                               0.67%(b)         0.74%(c)          0.65%(c)(d)
==================================================================================================================
Ratio of net investment income to average net assets                  4.51%(b)         4.56%             4.73%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                               7%               7%               14%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $156,339,576.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the year ended July 31, 2005 and for the period September 30, 2003 (date sales commenced) to July 31, 2004 was 0.75% and 0.72% (annualized), respectively.
(d)  Annualized
(e)  Not annualized for periods less than one year.

AIM MUNICIPAL BOND FUND


NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action

AIM MUNICIPAL BOND FUND

Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MUNICIPAL BOND FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 The Bank of New York
                                                                                2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY

AIM Aggressive Growth Fund(3)
AIM Basic Balanced Fund(*)
AIM Basic Value Fund
AIM Blue Chip Fund(3)
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund(4)
AIM S&P 500 Index Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(1)
AIM Small Company Growth Fund(4)
AIM Summit Fund
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund(3)
(*)Domestic equity and income fund

      INTERNATIONAL/GLOBAL EQUITY

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

      SECTOR EQUITY

AIM Advantage Health Sciences Fund
AIM Energy Fund
AIM Financial Services Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Gold & Precious Metals Fund
AIM Leisure Fund
AIM Multi-Sector Fund
AIM Real Estate Fund(1)
AIM Technology Fund
AIM Utilities Fund

      FIXED INCOME

TAXABLE

AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund
Premier Portfolio
Premier U.S.Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
Premier Tax-Exempt Portfolio

      AIM ALLOCATION SOLUTIONS

AIM Conservative Allocation Fund
AIM Growth Allocation Fund(2)
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund

      DIVERSIFIED PORTFOLIOS

AIM Income Allocation Fund
AIM International Allocation Fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

      If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

CONSIDER THE INVESTMENT OBJECTIVES,RISKS,AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS,OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com                 MBD-SAR-1            A I M Distributors, Inc.

[YOUR GOALS. OUR SOLUTIONS.]
  - REGISTERED TRADEMARK -

                                     College    Separately
Mutual     Retirement                Savings     Managed     Offshore      Cash
Funds       Products    Annuities     Plans      Accounts    Products   Management

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

                                                            AIM REAL ESTATE FUND
                            Semiannual Report to Shareholders o January 31, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark --                        --Registered Trademark--

===================================================================================================================================
AIM REAL ESTATE FUND SEEKS TO ACHIEVE HIGH TOTAL RETURN.

o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION

o Class B shares are not available as an     o The unmanaged STANDARD & POOR'S             o The returns shown in management's
investment for retirement plans              COMPOSITE INDEX OF 500 STOCKS (the S&P        discussion of Fund performance are based
maintained pursuant to Section 401 of        500--Registered Trademark-- Index) is an      on net asset values calculated for
the Internal Revenue Code, including         index of common stocks frequently used        shareholder transactions. Generally
401(k) plans, money purchase pension         as a general measure of U.S. stock            accepted accounting principles require
plans and profit sharing plans. Plans        market performance.                           adjustments to be made to the net assets
that had existing accounts invested in                                                     of the Fund at period end for financial
Class B shares prior to September 30,        o The unmanaged MSCI US REIT INDEX is a       reporting purposes, and as such, the net
2003, will continue to be allowed to         total-return index composed of the most       asset values for shareholder
make additional purchases.                   actively traded real estate investment        transactions and the returns based on
                                             trusts and is designed to be a measure        those net asset values may differ from
o Class R shares are available only to       of real estate equity performance. The        the net asset values and returns
certain retirement plans. Please see the     index was developed with a base value of      reported in the Financial Highlights.
prospectus for more information.             200 as of December 31, 1994. It is
                                             compiled by Morgan Stanley Capital            o Property type classifications used in
o Investor Class shares are closed to        International.                                this report are generally according to
most investors. For more information on                                                    the National Association of Real Estate
who may continue to invest in the            o The unmanaged LIPPER REAL ESTATE FUND       Investment Trusts (NAREIT) Equity Index,
Investor Class shares, please see the        INDEX represents an average of the            which is exclusively owned by the
prospectus.                                  performance of the 30 largest real            National Association of Real Estate
                                             estate funds tracked by Lipper, Inc., an      Investment Trusts (NAREIT).
PRINCIPAL RISKS OF INVESTING IN THE FUND     independent mutual fund performance
                                             monitor.                                      The Fund provides a complete list of its
o The Fund may invest up to 25% of its                                                     holdings four times in each fiscal year,
assets in the securities of non-U.S.         o The unmanaged MSCI WORLD INDEX is a         at the quarter-ends. For the second and
issuers. International investing presents    group of global securities tracked by         fourth quarters, the lists appear in the
certain risks not associated with            Morgan Stanley Capital International.         Fund's semiannual and annual reports to
investing solely in the United States.                                                     shareholders. For the first and third
These include risks relating to              o The unmanaged LEHMAN BROTHERS U.S.          quarters, the Fund files the lists with
fluctuations in the value of the U.S.        AGGREGATE BOND INDEX (the Lehman              the Securities and Exchange Commission
dollar relative to the values of other       Aggregate), which represents the U.S.         (SEC) on Form N-Q. The most recent list
currencies, the custody arrangements made    investment-grade fixed-rate bond market       of portfolio holdings is available at
for the Fund's foreign holdings,             (including government and corporate           AIMinvestments.com. From our home page,
differences in accounting, political         securities, mortgage pass-through             click on Products & Performance, then
risks and the lesser degree of public        securities and asset-backed securities),      Mutual Funds, then Fund Overview. Select
information required to be provided by       is compiled by Lehman Brothers, a global      your Fund from the drop-down menu and
non-U.S. companies.                          investment bank.                              click on Complete Quarterly Holdings.
                                                                                           Shareholders can also look up the Fund's
o Investing in a single-sector or            o The Fund is not managed to track the        Forms N-Q on the SEC's Web site at
single-region mutual fund involves           performance of any particular index,          sec.gov. Copies of the Fund's Forms N-Q
greater risk and potential reward than       including the indexes defined here, and       may be reviewed and copied at the SEC's
investing in a more diversified fund.        consequently, the performance of the          Public Reference Room at 450 Fifth
                                             Fund may deviate significantly from the       Street, N.W., Washington, D.C.
o The Fund invests substantial assets in     performance of the indexes.                   20549-0102. You can obtain information
real estate investment trusts (REITs),                                                     on the operation of the Public Reference
which present risks not associated with      o A direct investment cannot be made in       Room, including information about
investing in stocks.                         an index. Unless otherwise indicated,         duplicating fee charges, by calling
                                             index results include reinvested              202-942-8090 or 800-732-0330, or by
o A change in interest rates will affect     dividends, and they do not reflect sales      electronic request at the following
the performance of the Fund's                charges. Performance of an index of           e-mail address: publicinfo@sec.gov. The
investments in debt securities.              funds reflects fund expenses;                 SEC file numbers for the Fund are
                                             performance of a market index does not.       811-05686 and 033-39519.

                                                                                           A description of the policies and
                                                                                           procedures that the Fund uses to
                                                                                           determine how to vote proxies relating
                                                                                           to portfolio securities is available
                                                                                           without charge, upon request, from our
                                                                                           Client Services department at
                                                                                           800-959-4246 or on the AIM Web site,
                                                                                           AIMinvestments.com. On the home page,
                                                                                           scroll down and click on

                                                                                           Continued on Page 5


==========================================================================                 ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES                      Class A Shares                     IARAX
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                 Class B Shares                     AARBX
==========================================================================                 Class C Shares                     IARCX
                                                                                           Class R Shares                     IARRX
=====================================================                                      Investor Class Shares              REINX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      ========================================
=====================================================

AIMinvestments.com

AIM REAL ESTATE FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

[PHOTO OF           Although many concerns weighed on investors minds during the
ROBERT H.           six months covered by this report, stocks and bonds posted
GRAHAM]             gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned
                    4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                    Aggregate Bond Index gained 0.84%.
ROBERT H. GRAHAM
                       Within equity indexes, there was a good deal of variation
                    in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       Bond performance also varied, with short- and
                    intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making
[PHOTO OF           short- and intermediate-term bonds, which are generally
MARK H.             perceived as safer, a more attractive investment option than
WILLIAMSON]         long-term debt. High yield bonds and municipal bonds also
                    were among the better-performing segments of the fixed-income market.

                       A number of key developments affected markets and the MARK H. WILLIAMSON economy during the reporting period:


                       o Hurricane Katrina, which devastated New Orleans in
                         August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                       o The Federal Reserve Board (the Fed) continued its
                         tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                       o Gasoline prices, which soared to a nationwide average
                         of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                       o In 2005, the economy created 2 million new jobs,
                         although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON
                    -----------------------            ----------------------
                    Robert H. Graham                   Mark H. Williamson
                    President & Vice Chair,            President,
                    AIM Funds                          A I M Advisors, Inc.

                    March 21, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM REAL ESTATE FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

[PHOTO OF           Having completed a year of transition and change at AIM
BRUCE L.            Funds--as well as my first full year as your board's
CROCKETT]           independent chair--I can assure you that shareholder
                    interests are at the forefront of every decision your board
BRUCE L. CROCKETT   makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                    o Board approval of voluntary fee reductions, which are
                      saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                    o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                    o Board approval for portfolio management changes at 11
                      funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ---------------------
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    March 21, 2006

AIM REAL ESTATE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=======================================================================================    MARKET CONDITIONS AND YOUR FUND
PERFORMANCE SUMMARY
                                             ==========================================    Despite record high oil prices and two
We are pleased to report that AIM Real                                                     Gulf Coast hurricanes, the broad U.S.
Estate Fund outperformed all of its          FUND VS. INDEXES                              stock market (S&P 500 Index) produced
benchmark indexes and once again                                                           positive returns during the period. The
provided shareholders with positive          TOTAL RETURNS, 7/31/05--1/31/06,              REIT market continued to perform well
returns during the reporting period. The     EXCLUDING APPLICABLE SALES CHARGES. IF        during the reporting period, easily
REIT market outperformed the broad           SALES CHARGES WERE INCLUDED, RETURNS          outdistancing the broad stock market.
market index (S&P 500 Index) as real         WOULD BE LOWER.                               The group's favorable relative
estate markets posted higher returns                                                       performance was driven by a number of
than the index. In addition, we believe      Class A Shares                       7.57%    recurring themes, including historically
strong investment selection and patience                                                   low, long-term interest rates; the
during fluctuating market conditions         Class B Shares                       7.14     lackluster return environment in the
enabled the Fund to outperform all                                                         broader equity market; improving real
benchmark indexes. For long-term Fund        Class C Shares                       7.16     estate operating fundamentals; and
performance, please turn to Page 5.                                                        growing demand for stable,
                                             Class R Shares                       7.43     income-producing assets and real estate
                                                                                           in general.
                                             Investor Class Shares                7.55
                                                                                              During the period, REIT performance
                                             S&P 500 Index (Broad Market Index)   4.67     was mixed but largely positive.
                                                                                           Supporting the market were continued
                                             MSCI US REIT Index                            cash inflows from individuals and
                                             (Style-specific Index)               5.95     institutions, increased merger and
                                                                                           acquisition activity and faster earnings
                                             Lipper Real Estate Fund Index                 growth brought about by recovering
                                             (Peer Group Index)                   5.59     property market fundamentals (i.e.,
                                                                                           occupancy and rental rate improvements).
                                             SOURCE: LIPPER INC.
                                                                                              Regional malls contributed the most
                                             ==========================================    to performance during the reporting
                                                                                           period. Many of our top contributors
=======================================================================================    were regional malls, including the two
HOW WE INVEST                                o attractive valuations relative to peer      largest mall operators in the United
                                             investment alternatives                       States--GENERAL GROWTH PROPERTIES and
Your Fund holds primarily real                                                             SIMON PROPERTY GROUP. Although we have
estate-oriented securities. We focus on         We attempt to control risk by              modestly reduced our exposure, relative
public companies whose value is driven       diversification of property types,            to the benchmark, we continue to have an
by tangible assets. Our goal is to           geographic location and limiting the          overweight exposure to this property
create a fund focused on total return        size of any one holding.                      type as we believe that the underlying
that will perform at or above index                                                        fundamentals of regional malls remain
levels with a comparable level of risk.      We will consider selling a holding when:      among the best within the REIT sector.
We use a fundamentals-driven investment
process, including property market cycle     o relative valuation falls below desired                                   (continued)
analysis, property evaluation and            levels
management review to identify securities
with:                                        o risk/return relationships change
                                             significantly
o quality underlying properties

o solid management teams                     o company fundamentals change (property
                                             type, geography or management changes)

                                             o a more attractive investment
                                             opportunity is identified

===================================================================================================================================

PORTFOLIO COMPOSITION                                                 TOP 10 HOLDINGS*

By property type                                                       1. Simon Property Group, Inc.                            6.7%

Office Properties                                         19.6%        2. General Growth Properties, Inc.                       6.5

Regional Malls                                            18.3         3. ProLogis                                              5.9

Apartments                                                16.0         4. Host Marriott Corp.                                   4.4

Lodging-Resorts                                           10.5         5. Boston Properties, Inc.                               4.3

Industrial Properties                                     10.3         6. Vornado Realty Trust                                  4.2

Shopping Centers                                           8.9         7. Equity Residential                                    4.1

Diversified                                                6.2         8. Archstone-Smith Trust                                 3.7

Self Storage Facilities                                    3.5         9. Macerich Co. (The)                                    3.5

Healthcare                                                 2.0        10. SL Green Realty Corp.                                 3.4

Specialty Properties                                       0.2        TOTAL NET ASSETS                                $1.48 BILLION

Money Market Funds Plus Other Assets Less Liabilities      4.5        TOTAL NUMBER OF HOLDINGS*                                  66


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

===================================================================================================================================

AIM REAL ESTATE FUND

For instance, occupancies at malls              MILLS CORP., which was once regarded                        JOE V. RODRIGUEZ, JR.,
continued to improve. Rent spreads--the      as one of the best mall developers in                          Director of Securities
difference between what new leases pay       the country and one of strongest                [RODRIGUEZ JR. Management, INVESCO
compared to expiring leases--remained        value-creators in the REIT universe, was            PHOTO]     Real Estate, is lead
favorable in 2005.                           also a detractor during the period.                            portfolio manager of
                                             Shares of the stock declined amid                              AIM Real Estate Fund.
   Select office REITs also contributed      concerns of the SEC inquiry into Mills'       He oversees all phases of the unit
to performance. SL GREEN REALTY CORP.,       earnings reports and various class            including securities research and
which owns and operates a portfolio of       action lawsuits for alleged violations        administration. Mr. Rodriguez began his
commercial office properties in Midtown      of federal securities law. We sold our        investment career in 1983 and joined
Manhattan, has benefited from rent           position during the reporting period.         INVESCO in 1990. He has served on the
increases over the last 18 months. In                                                      editorial boards of the National
the office sector, we continued to favor        During the reporting period, there         Association of Real Estate Investment
properties in Midtown Manhattan, inside      were no wholesale changes to the              Trusts (NAREIT) as well as the
the beltway Washington D.C. and Southern     portfolio or strategy. We remained well       Institutional Real Estate Securities
California, markets that performed well      diversified both by property type and         Newsletter. Mr. Rodriguez received his
despite sometimes challenging conditions     geographic location.                          B.B.A. in economics and finance as well
in other office markets throughout the                                                     as his M.B.A. in finance from Baylor
U.S.                                         IN CLOSING                                    University.

            THE REIT MARKET                  We are encouraged by the resiliency of                         MARK D. BLACKBURN,
         CONTINUED TO PERFORM                the REIT market during the fiscal year.                        Chartered Financial
            WELL DURING THE                  During the reporting period, we believe          [BLACKBURN    Analyst, Director of
       REPORTING PERIOD, EASILY              REIT prices largely reflected fair                 PHOTO]      Investments, INVESCO
       OUTDISTANCING THE BROAD               levels relative to the value of their                          Real Estate, is
             STOCK MARKET.                   underlying holdings. Although REIT                             portfolio manager of
                                             prices increased, we believe occupancy        AIM Real Estate Fund. He joined INVESCO
   Select apartment REITs also performed     and rental rates have supported that          in 1998 and has approximately 19 years
well, particularly those that focused        growth and that REIT fundamentals             of experience in institutional investing
their operations in coastal, high            continued to improve. We appreciate your      and risk management. Mr. Blackburn
barrier-to-entry markets. Apartment          continued participation in AIM Real           received a B.S. in accounting from
operating fundamentals have improved as      Estate Fund.                                  Louisiana State University and an M.B.A.
condo conversions reduce supply and                                                        from Southern Methodist University. He
landlords have gained modest degrees of      THE VIEWS AND OPINIONS EXPRESSED IN           is a Certified Public Accountant.
pricing power. In addition, Gables           MANAGEMENT'S DISCUSSION OF FUND
Residential Trust, which was not a Fund      PERFORMANCE ARE THOSE OF A I M ADVISORS,                       JAMES W. TROWBRIDGE,
holding, boosted the apartment sector by     INC. THESE VIEWS AND OPINIONS ARE                              portfolio manager,
announcing plans to take the company         SUBJECT TO CHANGE AT ANY TIME BASED ON           [TROWBRIDGE   INVESCO Real Estate,
private at a significant premium.            FACTORS SUCH AS MARKET AND ECONOMIC                 PHOTO]     is portfolio manager
Similar stocks, such as Fund holding         CONDITIONS. THESE VIEWS AND OPINIONS MAY                       of AIM Real Estate
AVALONBAY COMMUNITIES, INC., benefited       NOT BE RELIED UPON AS INVESTMENT ADVICE                        Fund. Mr. Trowbridge
from the news.                               OR RECOMMENDATIONS, OR AS AN OFFER FOR A      joined INVESCO Real Estate in 1989. With
                                             PARTICULAR SECURITY. THE INFORMATION IS       31 years of real estate investment
   Despite positive performance by the       NOT A COMPLETE ANALYSIS OF EVERY ASPECT       experience for major institutional
REIT market during the reporting period,     OF ANY MARKET, COUNTRY, INDUSTRY,             investors, Mr. Trowbridge is responsible
a few holdings detracted from Fund           SECURITY OR THE FUND. STATEMENTS OF FACT      for integrating his knowledge into
performance. AMERICAN FINANCIAL REALTY       ARE FROM SOURCES CONSIDERED RELIABLE,         INVESCO's publicly traded REIT
TRUST, which acquires, manages and           BUT A I M ADVISORS, INC. MAKES NO             investments. Mr. Trowbridge received his
operates properties leased to regulated      REPRESENTATION OR WARRANTY AS TO THEIR        B.S. in finance from Indiana University.
financial institutions, declined amid        COMPLETENESS OR ACCURACY. ALTHOUGH
concern over the company's business          HISTORICAL PERFORMANCE IS NO GUARANTEE                         JAMES COWEN,
strategy.                                    OF FUTURE RESULTS, THESE INSIGHTS MAY                          portfolio manager,
                                             HELP YOU UNDERSTAND OUR INVESTMENT                 [COWEN      INVESCO Real Estate,
                                             MANAGEMENT PHILOSOPHY.                             PHOTO]      is portfolio manager
                                                                                                            of AIM Real Estate
                                                   See important Fund and index                             Fund. He joined INVESCO
                                                  disclosures inside front cover.          in 2001. Mr. Cowen has a B.A. and M.B.A.
                                                                                           in town and country planning from
                                                                                           University of Manchester and a master of
                                                                                           philosophy degree from the University of
                                                                                           Cambridge.

                                                                                                            PING YING WANG,
                                                                                                            Chartered Financial
                                                                                                 [WANG      Analyst, portfolio
                                                                                                 PHOTO]     manager, INVESCO Real
                                                                                                            Estate, is portfolio
                                                                                                            manager of AIM Real
                                                                                           Estate Fund. She has nine years of real
                                                                                           estate experience. She earned a B.S. in
                                                                                           international finance from the People's
                                                                                           University of China and a doctorate of
                                                                                           philosophy degree in finance from the
                                                                                           University of Texas at Dallas.

                                                                                           Assisted by the Real Estate Team

                                                                                                     [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S LONG-
                                                                                           TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM REAL ESTATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=======================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/06, including applicable          As of 12/31/05, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (12/31/96)               13.02%    CLASS A SHARES
   5 Years                         21.40     Inception (12/31/96)               12.35%
   1 Year                          24.79        5 Years                         19.64
                                                1 Year                           7.95
CLASS B SHARES
Inception (3/3/98)                 12.88%    CLASS B SHARES
   5 Years                         21.78     Inception (3/3/98)                 12.13%
   1 Year                          26.05        5 Years                         20.00
                                                1 Year                           8.43
CLASS C SHARES
  10 Years                         15.01%    CLASS C SHARES
   5 Years                         21.96       10 Years                         14.48%
   1 Year                          30.08        5 Years                         20.19
                                                1 Year                          12.41
CLASS R SHARES
Inception                          13.55%    CLASS R SHARES
   5 Years                         22.59     Inception                          12.89%
   1 Year                          31.81        5 Years                         20.82
                                                1 Year                          14.08
INVESTOR CLASS SHARES
Inception                          13.74%    INVESTOR CLASS SHARES
   5 Years                         22.81     Inception                          13.08%
   1 Year                          32.10        5 Years                         21.03
                                                1 Year                          14.26

=======================================================================================

CLASS R SHARES' INCEPTION DATE IS APRIL      RESULTS; CURRENT PERFORMANCE MAY BE           END SALES CHARGE; RETURNS SHOWN ARE AT
30, 2004. RETURNS SINCE THAT DATE ARE        LOWER OR HIGHER. PLEASE VISIT                 NET ASSET VALUE AND DO NOT REFLECT A
HISTORICAL RETURNS. ALL OTHER RETURNS        AIMinvestments.com FOR THE MOST RECENT        0.75% CDSC THAT MAY BE IMPOSED ON A
ARE BLENDED RETURNS OF HISTORICAL CLASS      MONTH-END PERFORMANCE. PERFORMANCE            TOTAL REDEMPTION OF RETIREMENT PLAN
R SHARE PERFORMANCE AND RESTATED CLASS A     FIGURES REFLECT REINVESTED                    ASSETS WITHIN THE FIRST YEAR. INVESTOR
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DISTRIBUTIONS, CHANGES IN NET ASSET           CLASS SHARES DO NOT HAVE A FRONT-END
THE INCEPTION DATE OF CLASS R SHARES) AT     VALUE AND THE EFFECT OF THE MAXIMUM           SALES CHARGE OR A CDSC; THEREFORE,
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SALES CHARGE UNLESS OTHERWISE STATED.         PERFORMANCE IS AT NET ASSET VALUE.
HIGHER RULE 12b-1 FEES APPLICABLE TO         PERFORMANCE FIGURES DO NOT REFLECT
CLASS R SHARES. CLASS A SHARES'              DEDUCTION OF TAXES A SHAREHOLDER WOULD           THE PERFORMANCE OF THE FUND'S SHARE
INCEPTION DATE IS DECEMBER 31, 1996.         PAY ON FUND DISTRIBUTIONS OR SALE OF          CLASSES WILL DIFFER DUE TO DIFFERENT
                                             FUND SHARES. INVESTMENT RETURN AND            SALES CHARGE STRUCTURES AND CLASS
   INVESTOR CLASS SHARES' INCEPTION DATE     PRINCIPAL VALUE WILL FLUCTUATE SO THAT        EXPENSES.
IS SEPTEMBER 30, 2003. RETURNS SINCE         YOU MAY HAVE A GAIN OR LOSS WHEN YOU
THAT DATE ARE HISTORICAL RETURNS. ALL        SELL SHARES.                                     HAD THE ADVISOR NOT WAIVED FEES
OTHER RETURNS ARE BLENDED RETURNS OF                                                       AND/OR REIMBURSED EXPENSES, PERFORMANCE
HISTORICAL INVESTOR CLASS SHARE                 CLASS A SHARE PERFORMANCE REFLECTS         WOULD HAVE BEEN LOWER.
PERFORMANCE AND RESTATED CLASS A SHARE       THE MAXIMUM 5.50% SALES CHARGE, AND
PERFORMANCE (FOR PERIODS PRIOR TO THE        CLASS B AND CLASS C SHARE PERFORMANCE         Continued from inside front cover
INCEPTION DATE OF INVESTOR CLASS SHARES)     REFLECTS THE APPLICABLE CONTINGENT
AT NET ASSET VALUE AND REFLECT THE           DEFERRED SALES CHARGE (CDSC) FOR THE          AIM Funds Proxy Policy. The information
HIGHER RULE 12b-1 FEES APPLICABLE TO         PERIOD INVOLVED. THE CDSC ON CLASS B          is also available on the SEC Web site,
CLASS A SHARES. CLASS A SHARES'              SHARES DECLINES FROM 5% BEGINNING AT THE      sec.gov.
INCEPTION DATE IS DECEMBER 31, 1996.         TIME OF PURCHASE TO 0% AT THE BEGINNING
                                             OF THE SEVENTH YEAR. THE CDSC ON CLASS C      Information regarding how the Fund voted
   THE PERFORMANCE DATA QUOTED REPRESENT     SHARES IS 1% FOR THE FIRST YEAR AFTER         proxies related to its portfolio
PAST PERFORMANCE AND CANNOT GUARANTEE        PURCHASE. CLASS R SHARES DO NOT HAVE A        securities during the 12 months ended
COMPARABLE FUTURE                            FRONT-                                        June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

AIM REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,           The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an      expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =      may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the         ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading         and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you          hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.      shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                      in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
August 1, 2005, through January 31,          before expenses, which is not the Fund's      information is useful in comparing
2006.                                        actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended January 31, 2006, appear in the         if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on Page 3.           included, your costs would have been
about actual account values and actual                                                     higher.
expenses. You may use the information in
this table,

===================================================================================================================================

                                                  ACTUAL                                  HYPOTHETICAL
                                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)
SHARE            BEGINNING              ENDING              EXPENSES              ENDING               EXPENSES          ANNUALIZED
CLASS          ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE          PAID DURING          EXPENSE
                (8/01/05)             (1/31/06)(1)           PERIOD(2)           (1/31/06)             PERIOD(2)            RATIO
  A              $1,000.00             $1,075.70             $ 6.80              $1,018.65              $ 6.61              1.30%
  B               1,000.00              1,071.40              10.70               1,014.87               10.41              2.05
  C               1,000.00              1,071.60              10.70               1,014.87               10.41              2.05
  R               1,000.00              1,074.30               8.10               1,017.39                7.88              1.55
Investor          1,000.00              1,075.50               6.80               1,018.65                6.61              1.30

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through
    January 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

                                                                                               [ARROW
                                                                                                BUTTON   For More Information Visit
                                                                                                IMAGE]   AIMinvestments.com

AIM REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      AIM's portfolio and product review            Based on this review, the Board
Securities Funds (the "Board") oversees      process, various back office support          concluded that the advisory fee rate for
the management of AIM Real Estate Fund       functions provided by AIM and AIM's           the Fund under the Advisory Agreement
(the "Fund") and, as required by law,        equity and fixed income trading               was fair and reasonable.
determines annually whether to approve       operations. Based on the review of these
the continuance of the Fund's advisory       and other factors, the Board concluded        o Expense limitations and fee waivers.
agreement with A I M Advisors, Inc.          that the quality of services to be            The Board noted that AIM has
("AIM"). Based upon the recommendation       provided by AIM was appropriate and that      contractually agreed to waive advisory
of the Investments Committee of the          AIM currently is providing satisfactory       fees of the Fund through December 31,
Board, at a meeting held on June 30,         services in accordance with the terms of      2009 to the extent necessary so that the
2005, the Board, including all of the        the Advisory Agreement.                       advisory fees payable by the Fund do not
independent trustees, approved the                                                         exceed a specified maximum advisory fee
continuance of the advisory agreement        o The performance of the Fund relative        rate, which maximum rate includes
(the "Advisory Agreement") between the       to comparable funds. The Board reviewed       breakpoints and is based on net asset
Fund and AIM for another year, effective     the performance of the Fund during the        levels. The Board considered the
July 1, 2005.                                past one, three and five calendar years       contractual nature of this fee waiver
                                             against the performance of funds advised      and noted that it remains in effect
   The Board considered the factors          by other advisors with investment             until December 31, 2009. The Board
discussed below in evaluating the            strategies comparable to those of the         considered the effect this fee waiver
fairness and reasonableness of the           Fund. The Board noted that the Fund's         would have on the Fund's estimated
Advisory Agreement at the meeting on         performance in such periods was above         expenses and concluded that the levels
June 30, 2005 and as part of the Board's     the median performance of such                of fee waivers/expense limitations for
ongoing oversight of the Fund. In their      comparable funds. Based on this review,       the Fund were fair and reasonable.
deliberations, the Board and the             the Board concluded that no changes
independent trustees did not identify        should be made to the Fund and that it        o Breakpoints and economies of scale.
any particular factor that was               was not necessary to change the Fund's        The Board reviewed the structure of the
controlling, and each trustee attributed     portfolio management team at this time.       Fund's advisory fee under the Advisory
different weights to the various                                                           Agreement, noting that it does not
factors.                                     o The performance of the Fund relative        include any breakpoints. The Board
                                             to indices. The Board reviewed the            considered whether it would be
   One of the responsibilities of the        performance of the Fund during the past       appropriate to add advisory fee
Senior Officer of the Fund, who is           one, three and five calendar years            breakpoints for the Fund or whether, due
independent of AIM and AIM's affiliates,     against the performance of the Lipper         to the nature of the Fund and the
is to manage the process by which the        Real Estate Fund Index. The Board noted       advisory fee structures of comparable
Fund's proposed management fees are          that the Fund's performance in such           funds, it was reasonable to structure
negotiated to ensure that they are           periods was above the performance of          the advisory fee without breakpoints.
negotiated in a manner which is at arm's     such Index. Based on this review, the         Based on this review, the Board
length and reasonable. To that end, the      Board concluded that no changes should        concluded that it was not necessary to
Senior Officer must either supervise a       be made to the Fund and that it was not       add advisory fee breakpoints to the
competitive bidding process or prepare       necessary to change the Fund's portfolio      Fund's advisory fee schedule. The Board
an independent written evaluation. The       management team at this time.                 reviewed the level of the Fund's
Senior Officer has recommended an                                                          advisory fees, and noted that such fees,
independent written evaluation in lieu       o Meeting with the Fund's portfolio           as a percentage of the Fund's net
of a competitive bidding process and,        managers and investment personnel. With       assets, would remain constant under the
upon the direction of the Board, has         respect to the Fund, the Board is             Advisory Agreement because the Advisory
prepared such an independent written         meeting periodically with such Fund's         Agreement does not include any
evaluation. Such written evaluation also     portfolio managers and/or other               breakpoints. The Board noted that AIM
considered certain of the factors            investment personnel and believes that        has contractually agreed to waive
discussed below. In addition, as             such individuals are competent and able       advisory fees of the Fund through
discussed below, the Senior Officer made     to continue to carry out their                December 31, 2009 to the extent
certain recommendations to the Board in      responsibilities under the Advisory           necessary so that the advisory fees
connection with such written evaluation.     Agreement.                                    payable by the Fund do not exceed a
                                                                                           specified maximum advisory fee rate,
   The discussion below serves as a          o Overall performance of AIM. The Board       which maximum rate includes breakpoints
summary of the Senior Officer's              considered the overall performance of         and is based on net asset levels. The
independent written evaluation and           AIM in providing investment advisory and      Board concluded that the Fund's fee
recommendations to the Board in              portfolio administrative services to the      levels under the Advisory Agreement
connection therewith, as well as a           Fund and concluded that such performance      therefore would not reflect economies of
discussion of the material factors and       was satisfactory.                             scale, although the advisory fee waiver
the conclusions with respect thereto                                                       reflects economies of scale.
that formed the basis for the Board's        o Fees relative to those of clients of
approval of the Advisory Agreement.          AIM with comparable investment                o Investments in affiliated money market
After consideration of all of the            strategies. The Board reviewed the            funds. The Board also took into account
factors below and based on its informed      advisory fee rate for the Fund under the      the fact that uninvested cash and cash
business judgment, the Board determined      Advisory Agreement. The Board noted that      collateral from securities lending
that the Advisory Agreement is in the        this rate was the same as the advisory        arrangements (collectively, "cash
best interests of the Fund and its           fee rate for a variable insurance fund        balances") of the Fund may be invested
shareholders and that the compensation       advised by AIM and offered to insurance       in money market funds advised by AIM
to AIM under the Advisory Agreement is       company separate accounts with                pursuant to the terms of an SEC
fair and reasonable and would have been      investment strategies comparable to           exemptive order. The Board found that
obtained through arm's length                those of the Fund. The Board noted that       the Fund may realize certain benefits
negotiations.                                AIM has agreed to waive advisory fees of      upon investing cash balances in AIM
                                             the Fund, as discussed below. Based on        advised money market funds, including a
o The nature and extent of the advisory      this review, the Board concluded that         higher net return, increased liquidity,
services to be provided by AIM. The          the advisory fee rate for the Fund under      increased diversification or decreased
Board reviewed the services to be            the Advisory Agreement was fair and           transaction costs. The Board also found
provided by AIM under the Advisory           reasonable.                                   that the Fund will not receive reduced
Agreement. Based on such review, the                                                       services if it invests its cash balances
Board concluded that the range of            o Fees relative to those of comparable        in such money market funds. The Board
services to be provided by AIM under the     funds with other advisors. The Board          noted that, to the extent the Fund
Advisory Agreement was appropriate and       reviewed the advisory fee rate for the        invests in affiliated money market
that AIM currently is providing services     Fund under the Advisory Agreement. The        funds, AIM has voluntarily agreed to
in accordance with the terms of the          Board compared effective contractual          waive a portion of the advisory fees it
Advisory Agreement.                          advisory fee rates at a common asset          receives from the Fund attributable to
                                             level and noted that the Fund's rate was      such investment. The Board further
o The quality of services to be provided     comparable to the median rate of the          determined that the proposed securities
by AIM. The Board reviewed the               funds advised by other advisors with          lending program and related procedures
credentials and experience of the            investment strategies comparable to           with respect to the lending Fund is in
officers and employees of AIM who will       those of the Fund that the Board              the best interests of the lending Fund
provide investment advisory services to      reviewed. The Board noted that AIM has        and its respective shareholders. The
the Fund. In reviewing the                   agreed to waive advisory fees of the          Board therefore concluded that the
qualifications of AIM to provide             Fund, as discussed below.                     investment of cash collateral received
investment advisory services, the Board                                                    in connection with the securities
reviewed the qualifications of AIM's                                                       lending
investment personnel and considered such
issues as                                                                                                              (continued)


AIM REAL ESTATE FUND

program in the money market funds            administrative, transfer agency and           o The performance of the Fund relative
according to the procedures is in the        distribution services, and that AIM and       to comparable funds. The Board reviewed
best interests of the lending Fund and       its affiliates currently are providing        the performance of the Fund during the
its respective shareholders.                 satisfactory non-investment advisory          past one, three and five calendar years
                                             services.                                     against the performance of funds advised
o Independent written evaluation and                                                       by other advisors with investment
recommendations of the Fund's Senior         o Other factors and current trends. In        strategies comparable to those of the
Officer. The Board noted that, upon          determining whether to continue the           Fund. The Board noted that the Fund's
their direction, the Senior Officer of       Advisory Agreement for the Fund, the          performance in such periods was above
the Fund had prepared an independent         Board considered the fact that AIM,           the median performance of such
written evaluation in order to assist        along with others in the mutual fund          comparable funds. Based on this review,
the Board in determining the                 industry, is subject to regulatory            the Board concluded that no changes
reasonableness of the proposed               inquiries and litigation related to a         should be made to the Fund and that it
management fees of the AIM Funds,            wide range of issues. The Board also          was not necessary to change the Fund's
including the Fund. The Board noted that     considered the governance and compliance      portfolio management team at this time.
the Senior Officer's written evaluation      reforms being undertaken by AIM and its
had been relied upon by the Board in         affiliates, including maintaining an          o The performance of the Fund relative
this regard in lieu of a competitive         internal controls committee and               to indices. The Board reviewed the
bidding process. In determining whether      retaining an independent compliance           performance of the Fund during the past
to continue the Advisory Agreement for       consultant, and the fact that AIM has         one, three and five calendar years
the Fund, the Board considered the           undertaken to cause the Fund to operate       against the performance of the Lipper
Senior Officer's written evaluation and      in accordance with certain governance         Real Estate Fund Index. The Board noted
the recommendation made by the Senior        policies and practices. The Board             that the Fund's performance in such
Officer to the Board that the Board          concluded that these actions indicated a      periods was above the performance of
consider implementing a process to           good faith effort on the part of AIM to       such Index. The Board also noted that
assist them in more closely monitoring       adhere to the highest ethical standards,      the performance of such Index does not
the performance of the AIM Funds. The        and determined that the current               reflect fees, while the performance of
Board concluded that it would be             regulatory and litigation environment to      the Fund does reflect fees. Based on
advisable to implement such a process as     which AIM is subject should not prevent       this review, the Board concluded that no
soon as reasonably practicable.              the Board from continuing the Advisory        changes should be made to the Fund and
                                             Agreement for the Fund.                       that it was not necessary to change the
o Profitability of AIM and its                                                             Fund's portfolio management team at this
affiliates. The Board reviewed               APPROVAL OF SUB-ADVISORY AGREEMENT            time.
information concerning the profitability
of AIM's (and its affiliates')               The Board oversees the management of the      o Meetings with the Fund's portfolio
investment advisory and other activities     Fund and, as required by law, determines      managers and investment personnel. The
and its financial condition. The Board       annually whether to approve the               Board is meeting periodically with the
considered the overall profitability of      continuance of the Fund's sub-advisory        Fund's portfolio managers and/or other
AIM, as well as the profitability of AIM     agreement. Based upon the recommendation      investment personnel and believes that
in connection with managing the Fund.        of the Investments Committee of the           such individuals are competent and able
The Board noted that AIM's operations        Board, at a meeting held on June 30,          to continue to carry out their
remain profitable, although increased        2005, the Board, including all of the         responsibilities under the Sub-Advisory
expenses in recent years have reduced        independent trustees, approved the            Agreement.
AIM's profitability. Based on the review     continuance of the sub-advisory
of the profitability of AIM's and its        agreement (the "Sub-Advisory Agreement")      o Overall performance of the
affiliates' investment advisory and          between INVESCO Institutional (N.A.),         Sub-Advisor. The Board considered the
other activities and its financial           Inc. (the "Sub-Advisor") and AIM with         overall performance of the Sub-Advisor
condition, the Board concluded that the      respect to the Fund for another year,         in providing investment advisory
compensation to be paid by the Fund to       effective July 1, 2005.                       services to the Fund and concluded that
AIM under its Advisory Agreement was not                                                   such performance was satisfactory.
excessive.                                      The Board considered the factors
                                             discussed below in evaluating the             o Advisory fees, expense limitations and
o Benefits of soft dollars to AIM. The       fairness and reasonableness of the            fee waivers, and breakpoints and
Board considered the benefits realized       Sub-Advisory Agreement at the meeting on      economies of scale. In reviewing these
by AIM as a result of brokerage              June 30, 2005 and as part of the Board's      factors, the Board considered only the
transactions executed through "soft          ongoing oversight of the Fund. In their       advisory fees charged to the Fund by AIM
dollar" arrangements. Under these            deliberations, the Board and the              and did not consider the sub-advisory
arrangements, brokerage commissions paid     independent trustees did not identify         fees paid by AIM to the Sub-Advisor. The
by the Fund and/or other funds advised       any particular factor that was                Board believes that this approach is
by AIM are used to pay for research and      controlling, and each trustee attributed      appropriate because the sub-advisory
execution services. This research is         different weights to the various              fees have no effect on the Fund or its
used by AIM in making investment             factors.                                      shareholders, as they are paid by AIM
decisions for the Fund. The Board                                                          rather than the Fund. Furthermore, AIM
concluded that such arrangements were           The discussion below serves as a           and the Sub-Advisor are affiliates and
appropriate.                                 discussion of the material factors and        the Board believes that the allocation
                                             the conclusions with respect thereto          of fees between them is a business
o AIM's financial soundness in light of      that formed the basis for the Board's         matter, provided that the advisory fees
the Fund's needs. The Board considered       approval of the Sub-Advisory Agreement.       charged to the Fund are fair and
whether AIM is financially sound and has     After consideration of all of the             reasonable.
the resources necessary to perform its       factors below and based on its informed
obligations under the Advisory               business judgment, the Board determined       o Profitability of AIM and its
Agreement, and concluded that AIM has        that the Sub-Advisory Agreement is in         affiliates. The Board reviewed
the financial resources necessary to         the best interests of the Fund and its        information concerning the profitability
fulfill its obligations under the            shareholders.                                 of AIM's (and its affiliates')
Advisory Agreement.                                                                        investment advisory and other activities
                                             o The nature and extent of the advisory       and its financial condition. The Board
o Historical relationship between the        services to be provided by the                considered the overall profitability of
Fund and AIM. In determining whether to      Sub-Advisor. The Board reviewed the           AIM, as well as the profitability of AIM
continue the Advisory Agreement for the      services to be provided by the                in connection with managing the Fund.
Fund, the Board also considered the          Sub-Advisor under the Sub-Advisory            The Board noted that AIM's operations
prior relationship between AIM and the       Agreement. Based on such review, the          remain profitable, although increased
Fund, as well as the Board's knowledge       Board concluded that the range of             expenses in recent years have reduced
of AIM's operations, and concluded that      services to be provided by the                AIM's profitability. Based on the review
it was beneficial to maintain the            Sub-Advisor under the Sub-Advisory            of the profitability of AIM's and its
current relationship, in part, because       Agreement was appropriate and that the        affiliates' investment advisory and
of such knowledge. The Board also            Sub-Advisor currently is providing            other activities and its financial
reviewed the general nature of the           services in accordance with the terms of      condition, the Board concluded that the
non-investment advisory services             the Sub-Advisory Agreement.                   compensation to be paid by the Fund to
currently performed by AIM and its                                                         AIM under its Advisory Agreement was not
affiliates, such as administrative,          o The quality of services to be provided      excessive.
transfer agency and distribution             by the Sub-Advisor. The Board reviewed
services, and the fees received by AIM       the credentials and experience of the         o The Sub-Advisor's financial soundness
and its affiliates for performing such       officers and employees of the                 in light of the Fund's needs. The Board
services. In addition to reviewing such      Sub-Advisor who will provide investment       considered whether the Sub-Advisor is
services, the trustees also considered       advisory services to the Fund. Based on       financially sound and has the resources
the organizational structure employed by     the review of these and other factors,        necessary to perform its obligations
AIM and its affiliates to provide those      the Board concluded that the quality of       under the Sub-Advisory Agreement, and
services. Based on the review of these       services to be provided by the                concluded that the Sub-Advisor has the
and other factors, the Board concluded       Sub-Advisor was appropriate, and that         financial resources necessary to fulfill
that AIM and its affiliates were             the Sub-Advisor currently is providing        its obligations under the Sub-Advisory
qualified to continue to provide             satisfactory services in accordance with      Agreement.
non-investment advisory services to the      the terms of the Sub-Advisory Agreement.
Fund, including

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM REAL ESTATE FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     INSTITUTIONAL CLASS SHARES HAVE NO
                                             For periods ended 1/31/06                     SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been                                                         AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class      Inception                         13.83%      CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview        5 Years                        22.99       PERFORMANCE OF OTHER SHARE CLASSES DUE
specific to their holdings.                     1 Year                         32.64       TO DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered          6 Months*                       7.82       EXPENSES.
exclusively to institutional investors,
including defined contribution plans         ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                  AVERAGE ANNUAL TOTAL RETURNS                  NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             For periods ended 12/31/05, most recent       RECENT RETURNS MAY BE MORE OR LESS THAN
                                             calendar quarter-end                          THOSE SHOWN. ALL RETURNS ASSUME
                                                                                           REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             Inception                         13.16%      INVESTMENT RETURN AND PRINCIPAL VALUE
                                                5 Years                        21.21       WILL FLUCTUATE SO YOUR SHARES, WHEN
                                                1 Year                         14.80       REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                                6 Months*                       8.72       THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                                                                           INFORMATION ON COMPARATIVE BENCHMARKS.
                                             *Cumulative total return that has not         PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             been annualized                               MORE INFORMATION. FOR THE MOST CURRENT
                                             ========================================      MONTH-END PERFORMANCE, PLEASE CALL
                                                                                           800-451-4246 OR VISIT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION         AIMINVESTMENTS.COM.
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL            HAD THE ADVISOR NOT WAIVED FEES
                                             OTHER RETURNS ARE BLENDED RETURNS OF          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             HISTORICAL INSTITUTIONAL CLASS SHARE          WOULD HAVE BEEN LOWER.
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             1996.

========================================

NASDAQ SYMBOL                      IARIX

========================================
                                                                                     Over for information on your Fund's expenses.
==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com      REA-INS-2     A I M Distributors, Inc.    [YOUR GOALS. OUR SOLUTIONS.]  [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                   --Registered Trademark --          --Registered Trademark --

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or
ongoing costs, including management fees     result by the number in the table under       expenses you paid for the period. You
and other Fund expenses. This example is     the heading entitled "Actual Expenses         may use this information to compare the
intended to help you understand your         Paid During Period" to estimate the           ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      expenses you paid on your account during      and other funds. To do so, compare this
in the Fund and to compare these costs       this period.                                  5% hypothetical example with the 5%
with ongoing costs of investing in other                                                   hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown
entire period August 1, 2005, through        The table below also provides                 in the table are meant to highlight your
January 31, 2006.                            information about hypothetical account        ongoing costs only. Therefore, the
                                             values and hypothetical expenses based        hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and        comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year      not help you determine the relative
The table below provides information         before expenses, which is not the Fund's      total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended January 31,
invested, to estimate the expenses that      2006, appears in the table on the front
you paid over the period. Simply             of this supplement.


===================================================================================================================================

                                                  ACTUAL                                  HYPOTHETICAL
                                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)
SHARE            BEGINNING              ENDING              EXPENSES              ENDING               EXPENSES          ANNUALIZED
CLASS          ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE          PAID DURING          EXPENSE
                (8/01/05)             (1/31/06)(1)           PERIOD(2)           (1/31/06)             PERIOD(2)            RATIO
Institutional   $1,000.00               $1,078.20             $4.35               $1,021.02              $4.23               0.83%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
===================================================================================================================================

AIMinvestments.com            REA-INS-2           A I M Distributors, Inc.

AIM REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-95.49%

APARTMENTS-15.97%

American Campus Communities, Inc.                 443,400   $   10,996,320
--------------------------------------------------------------------------
Archstone-Smith Trust                           1,170,817       54,864,485
--------------------------------------------------------------------------
AvalonBay Communities, Inc.                       322,200       32,052,456
--------------------------------------------------------------------------
Camden Property Trust                             499,000       32,484,900
--------------------------------------------------------------------------
CapitaLand Ltd. (Singapore)(a)                  1,232,000        3,008,282
--------------------------------------------------------------------------
Education Realty Trust, Inc.                      279,800        3,645,794
--------------------------------------------------------------------------
Equity Residential                              1,415,900       60,048,319
--------------------------------------------------------------------------
Essex Property Trust, Inc.                        318,500       31,652,530
--------------------------------------------------------------------------
GMH Communities Trust                             158,700        2,559,831
--------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                       435,000        4,505,462
==========================================================================
                                                               235,818,379
==========================================================================

DIVERSIFIED-6.19%

British Land Co. PLC (United Kingdom)(a)          149,000        3,047,238
--------------------------------------------------------------------------
Colonial Properties Trust                         169,900        7,852,778
--------------------------------------------------------------------------
Hysan Development Co. Ltd. (Hong Kong)(a)       1,147,000        2,896,172
--------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)        121,800        3,651,300
--------------------------------------------------------------------------
Link REIT (The) (Real Estate)(b)                1,479,500        2,860,688
--------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(a)                36,000          755,593
--------------------------------------------------------------------------
Stockland (Australia)(a)                          920,800        4,523,407
--------------------------------------------------------------------------
Unibail (France)(a)                                27,100        3,997,465
--------------------------------------------------------------------------
Vornado Realty Trust                              699,000       61,749,660
==========================================================================
                                                                91,334,301
==========================================================================

HEALTHCARE-1.98%

Health Care REIT, Inc.                             64,700        2,406,193
--------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                     102,400        3,588,096
--------------------------------------------------------------------------
Ventas, Inc.                                      759,100       23,228,460
==========================================================================
                                                                29,222,749
==========================================================================

INDUSTRIAL PROPERTIES-10.33%

AMB Property Corp.                                343,800       17,946,360
--------------------------------------------------------------------------
Ascendas Real Estate Investment Trust
  (Singapore)(a)                                1,651,000        2,216,257
--------------------------------------------------------------------------
CenterPoint Properties Trust                      846,000       41,995,440
--------------------------------------------------------------------------
First Industrial Realty Trust, Inc.-Series J,
  7.25% Pfd.(b)                                    57,300        1,433,073
--------------------------------------------------------------------------
Macquarie Goodman Group (Australia)(a)            395,200        1,452,533
--------------------------------------------------------------------------
ProLogis                                        1,708,670       87,518,077
==========================================================================
                                                               152,561,740
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


LODGING-RESORTS-10.47%

Equity Inns Inc.                                  671,975   $   10,617,205
--------------------------------------------------------------------------
Hilton Hotels Corp.                             1,593,700       39,730,941
--------------------------------------------------------------------------
Host Marriott Corp.                             3,267,525       65,187,124
--------------------------------------------------------------------------
LaSalle Hotel Properties                           85,300        3,260,166
--------------------------------------------------------------------------
Marriott International, Inc.-Class A               97,000        6,464,080
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(c)      482,100       29,316,501
==========================================================================
                                                               154,576,017
==========================================================================

OFFICE PROPERTIES-19.58%

Alexandria Real Estate Equities, Inc.             210,400       18,567,800
--------------------------------------------------------------------------
American Financial Realty Trust                   624,400        7,761,292
--------------------------------------------------------------------------
Boston Properties, Inc.                           813,100       63,633,206
--------------------------------------------------------------------------
Brandywine Realty Trust                           547,157       17,208,088
--------------------------------------------------------------------------
Brookfield Properties Corp.                       594,700       17,965,887
--------------------------------------------------------------------------
CapitaCommercial Trust (Singapore)(a)           1,964,400        1,939,223
--------------------------------------------------------------------------
CarrAmerica Realty Corp.                          396,000       14,572,800
--------------------------------------------------------------------------
Derwent Valley Holdings PLC (United Kingdom)      311,000        8,819,604
--------------------------------------------------------------------------
Equity Office Properties Trust                    335,500       10,675,610
--------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Hong Kong)(a)      1,351,000        4,449,383
--------------------------------------------------------------------------
Reckson Associates Realty Corp.                   751,600       30,011,388
--------------------------------------------------------------------------
SL Green Realty Corp.                             590,000       49,583,600
--------------------------------------------------------------------------
Trizec Properties, Inc.                         1,886,400       43,934,256
==========================================================================
                                                               289,122,137
==========================================================================

REGIONAL MALLS-18.34%

AEON Mall Co., Ltd. (Japan)(a)                     99,700        4,817,337
--------------------------------------------------------------------------
CapitaMall Trust (Singapore)(a)                   991,000        1,463,768
--------------------------------------------------------------------------
Diamond City Co., Ltd. (Japan)                    102,600        4,381,215
--------------------------------------------------------------------------
General Growth Properties, Inc.                 1,863,400       96,151,440
--------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(a)        1,797,000        3,500,912
--------------------------------------------------------------------------
Macerich Co. (The)                                720,600       52,293,942
--------------------------------------------------------------------------
Rodamco Europe N.V. (Netherlands)                  52,700        4,553,693
--------------------------------------------------------------------------
Simon Property Group, Inc.                      1,192,600       98,794,984
--------------------------------------------------------------------------
Westfield Group (Australia)(a)                    359,200        4,814,526
==========================================================================
                                                               270,771,817
==========================================================================

SELF STORAGE FACILITIES-3.47%

Extra Space Storage Inc.                          459,000        7,045,650
--------------------------------------------------------------------------
Public Storage, Inc.                              436,100       31,647,777
--------------------------------------------------------------------------
U-Store-It Trust                                  586,800       12,545,784
==========================================================================
                                                                51,239,211
==========================================================================

SHOPPING CENTERS-8.95%

Capital & Regional PLC (United Kingdom)(a)        372,800        6,240,332
--------------------------------------------------------------------------

AIM REAL ESTATE FUND


                                                 SHARES         VALUE
--------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

Citycon Oyj (Finland)                             696,600   $    3,022,283
--------------------------------------------------------------------------
Developers Diversified Realty Corp.               927,200       45,673,872
--------------------------------------------------------------------------
Federal Realty Investment Trust                   328,900       21,977,098
--------------------------------------------------------------------------
Regency Centers Corp.                             717,900       46,268,655
--------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 515,200        8,995,392
==========================================================================
                                                               132,177,632
==========================================================================

SPECIALTY PROPERTIES-0.21%

Spirit Finance Corp.                              263,700        3,174,948
==========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $941,158,868)                                    1,409,998,931
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


MONEY MARKET FUNDS-3.94%

Liquid Assets Portfolio-Institutional
  Class(d)                                     29,107,032   $   29,107,032
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    29,107,032       29,107,032
==========================================================================
    Total Money Market Funds (Cost
      $58,214,064)                                              58,214,064
==========================================================================
TOTAL INVESTMENTS-99.43% (Cost $999,372,932)                 1,468,212,995
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.57%                              8,407,434
==========================================================================
NET ASSETS-100.00%                                          $1,476,620,429
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Pfd.  - Preferred
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2006 was $49,122,428, which represented 3.33% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Each unit represents one common share and one Class B share.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $941,158,868)     $1,409,998,931
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $58,214,064)                              58,214,064
============================================================
    Total investments (cost $999,372,932)      1,468,212,995
============================================================
Foreign currencies, at value (cost $506,464)         509,817
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,183,466
------------------------------------------------------------
  Fund shares sold                                 2,210,009
------------------------------------------------------------
  Dividends                                        1,496,458
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                59,943
------------------------------------------------------------
Other assets                                          83,382
============================================================
    Total assets                               1,481,756,070
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,240,288
------------------------------------------------------------
  Fund shares reacquired                           2,624,177
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  94,499
------------------------------------------------------------
Accrued distribution fees                            568,819
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             5,405
------------------------------------------------------------
Accrued transfer agent fees                          502,203
------------------------------------------------------------
Accrued operating expenses                           100,250
============================================================
    Total liabilities                              5,135,641
============================================================
Net assets applicable to shares outstanding   $1,476,620,429
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  967,462,148
------------------------------------------------------------
Undistributed net investment income               (8,655,027)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      48,962,638
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              468,850,670
============================================================
                                              $1,476,620,429
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  965,412,212
____________________________________________________________
============================================================
Class B                                       $  237,251,541
____________________________________________________________
============================================================
Class C                                       $  197,509,344
____________________________________________________________
============================================================
Class R                                       $   10,076,581
____________________________________________________________
============================================================
Investor Class                                $   40,837,798
____________________________________________________________
============================================================
Institutional Class                           $   25,532,953
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           32,481,904
____________________________________________________________
============================================================
Class B                                            7,957,476
____________________________________________________________
============================================================
Class C                                            6,638,827
____________________________________________________________
============================================================
Class R                                              338,900
____________________________________________________________
============================================================
Investor Class                                     1,375,328
____________________________________________________________
============================================================
Institutional Class                                  859,032
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.72
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.72 / 95.25%)      $        31.20
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        29.81
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        29.75
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        29.73
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        29.69
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.72
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $83,583)         $14,751,317
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      759,551
=========================================================================
    Total investment income                                    15,510,868
=========================================================================

EXPENSES:

Advisory fees                                                   6,287,298
-------------------------------------------------------------------------
Administrative services fees                                      185,881
-------------------------------------------------------------------------
Custodian fees                                                     84,461
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,127,194
-------------------------------------------------------------------------
  Class B                                                       1,169,505
-------------------------------------------------------------------------
  Class C                                                         968,322
-------------------------------------------------------------------------
  Class R                                                          19,391
-------------------------------------------------------------------------
  Investor Class                                                   48,011
-------------------------------------------------------------------------
Transfer agent fees -- A,B,C, R and Investor                    1,624,373
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                1,165
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          28,099
-------------------------------------------------------------------------
Other                                                             293,601
=========================================================================
    Total expenses                                             11,837,301
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (1,198,958)
=========================================================================
    Net expenses                                               10,638,343
=========================================================================
Net investment income                                           4,872,525
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        70,525,756
-------------------------------------------------------------------------
  Foreign currencies                                             (330,511)
=========================================================================
                                                               70,195,245
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        22,766,190
-------------------------------------------------------------------------
  Foreign currencies                                               17,727
=========================================================================
                                                               22,783,917
=========================================================================
Net gain from investment securities and foreign currencies     92,979,162
=========================================================================
Net increase in net assets resulting from operations          $97,851,687
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    4,872,525    $   14,331,841
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    70,195,245        71,252,783
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             22,783,917       297,752,059
==============================================================================================
    Net increase in net assets resulting from operations          97,851,687       383,336,683
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (9,485,699)      (11,375,510)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,586,462)       (2,196,678)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,315,245)       (1,682,656)
----------------------------------------------------------------------------------------------
  Class R                                                            (71,170)          (36,949)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (414,755)         (626,622)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (268,964)         (169,964)
==============================================================================================
    Total distributions from net investment income               (13,142,295)      (16,088,379)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (37,799,070)      (16,893,275)
----------------------------------------------------------------------------------------------
  Class B                                                         (9,596,760)       (5,885,902)
----------------------------------------------------------------------------------------------
  Class C                                                         (7,940,584)       (4,241,207)
----------------------------------------------------------------------------------------------
  Class R                                                           (337,927)          (24,680)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (1,620,374)         (990,234)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (940,698)          (91,998)
==============================================================================================
    Total distributions from net realized gains                  (58,235,413)      (28,127,296)
==============================================================================================
    Decrease in net assets resulting from distributions          (71,377,708)      (44,215,675)
==============================================================================================
Share transactions-net:
  Class A                                                          7,616,768       314,690,446
----------------------------------------------------------------------------------------------
  Class B                                                        (20,741,119)       12,540,947
----------------------------------------------------------------------------------------------
  Class C                                                        (15,403,478)       42,139,832
----------------------------------------------------------------------------------------------
  Class R                                                          2,982,177         5,920,091
----------------------------------------------------------------------------------------------
  Investor Class                                                  (1,713,329)        1,276,553
----------------------------------------------------------------------------------------------
  Institutional Class                                              6,151,427        14,836,472
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (21,107,554)      391,404,341
==============================================================================================
    Net increase in net assets                                     5,366,425       730,525,349
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,471,254,004       740,728,655
==============================================================================================
  End of period (including undistributed net investment
    income of $(8,655,027) and $(385,257), respectively)      $1,476,620,429    $1,471,254,004
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM REAL ESTATE FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM REAL ESTATE FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Next $250 million                                               0.74%
---------------------------------------------------------------------
Next $500 million                                               0.73%
---------------------------------------------------------------------
Next $1.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.71%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.69%
---------------------------------------------------------------------
Over $10 billion                                                0.68%
 ____________________________________________________________________
=====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2006, AIM waived fees of $ $1,172,570.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,044.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $185,881.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $1,624,373 for Class A, Class B, Class C, Class R and Investor Class share classes and $1,165 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,127,194, $1,169,505, $968,322, $19,391 and $48,011, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2006, ADI advised the Fund that it retained $41,366 in front-end sales commissions from the sale of Class A shares and $9,247, $90,062, $23,971 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

AIM REAL ESTATE FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2006.

                                                                   CHANGE IN
                                                                   UNREALIZED
                    VALUE        PURCHASES        PROCEEDS        APPRECIATION        VALUE       DIVIDEND     REALIZED
FUND              07/31/05        AT COST        FROM SALES      (DEPRECIATION)     01/31/06       INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $14,887,115    $112,542,735    $ (98,322,818)       $  --         $29,107,032    $379,276       $  --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class          14,887,115      112,542,735      (98,322,818)          --         29,107,032     380,275           --
=========================================================================================================================
  Total          $29,774,230    $225,085,470    $(196,645,636)       $  --         $58,214,064    $759,551       $  --
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $25,344.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $4,429 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM REAL ESTATE FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $1,941,450 of capital loss carryforward in the fiscal year ended July 31, 2006.

    The Fund had a capital loss carryforward as of July 31, 2005, which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $1,088,762
-----------------------------------------------------------------------------
July 31, 2009                                                     2,138,624
=============================================================================
Total capital loss carryforward                                  $3,227,386
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of the reorganization of INVESCO Real Estate Opportunity Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $268,365,828 and $383,642,365, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $469,445,882
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,083,861)
==============================================================================
Net unrealized appreciation of investment securities             $467,362,021
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,000,850,974.

AIM REAL ESTATE FUND

NOTE 9--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  As of April 29, 2005, the Fund's shares are offered on a limited basis.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                  JANUARY 31, 2006(a)               JULY 31, 2005
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,547,838    $ 128,597,423    20,559,281    $ 508,503,644
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        163,019        4,617,133     2,772,915       67,551,339
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        232,618        6,550,961     3,113,635       76,355,749
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        159,054        4,500,776       276,044        6,995,890
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 144,037        4,072,277       738,423       18,311,579
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            190,542        5,374,511       615,816       15,444,739
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,612,995       45,076,440     1,043,595       26,588,991
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        364,409       10,223,169       284,744        7,287,230
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        302,630        8,471,840       205,604        5,259,753
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         14,610          408,567         2,358           61,302
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  70,276        1,961,819        61,768        1,567,459
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             43,315        1,209,662        10,097          261,962
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        166,358        4,691,402       367,458        9,164,386
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (165,842)      (4,691,402)     (366,303)      (9,164,386)
========================================================================================================================
Reacquired:
  Class A                                                     (6,104,262)    (170,748,497)   (9,245,122)    (229,566,575)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,099,549)     (30,890,019)   (2,128,480)     (53,133,236)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,087,083)     (30,426,279)   (1,580,571)     (39,475,670)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (69,141)      (1,927,166)      (45,147)      (1,137,101)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (277,556)      (7,747,425)     (758,710)     (18,602,485)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (15,530)        (432,746)      (32,892)        (870,229)
========================================================================================================================
                                                                (807,262)   $ (21,107,554)   15,894,513    $ 391,404,341
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% outstanding shares of the Fund and it owns 10% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

AIM REAL ESTATE FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                           YEAR ENDED JULY 31,
                                                         JANUARY 31,       ------------------------------------------------------
                                                            2006             2005        2004        2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  29.14         $  21.41    $  17.50    $  15.25    $ 13.56    $ 13.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.13(a)          0.38        0.44(a)     0.45(a)    0.47(a)    0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                               1.97             8.41        3.97        2.24       1.68       0.54
=================================================================================================================================
    Total from investment operations                          2.10             8.79        4.41        2.69       2.15       1.04
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.30)           (0.41)      (0.50)      (0.44)     (0.46)     (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (1.22)           (0.65)         --          --         --         --
=================================================================================================================================
    Total distributions                                      (1.52)           (1.06)      (0.50)      (0.44)     (0.46)     (0.52)
=================================================================================================================================
Net asset value, end of period                            $  29.72         $  29.14    $  21.41    $  17.50    $ 15.25    $ 13.56
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               7.57%           41.87%      25.46%      18.12%     16.10%      8.23%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $965,412         $940,003    $418,244    $177,901    $86,411    $28,400
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.30%(c)         1.43%       1.65%       1.72%      1.77%      1.63%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.47%(c)         1.57%       1.66%       1.72%      1.77%      1.79%
=================================================================================================================================
Ratio of net investment income to average net assets          0.92%(c)         1.52%       2.17%       2.97%      3.25%      3.88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      20%              38%         28%         87%        77%        85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $894,403,886.
(d)  Not annualized for periods less than one year.

AIM REAL ESTATE FUND

                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                           YEAR ENDED JULY 31,
                                                         JANUARY 31,       ------------------------------------------------------
                                                            2006             2005        2004        2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  29.23         $  21.48    $  17.55    $  15.29    $ 13.59    $ 13.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.02(a)          0.21        0.30(a)     0.36(a)    0.38(a)    0.41
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                               1.97             8.44        3.99        2.24       1.68       0.53
=================================================================================================================================
    Total from investment operations                          1.99             8.65        4.29        2.60       2.06       0.94
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.19)           (0.25)      (0.36)      (0.34)     (0.36)     (0.42)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (1.22)           (0.65)         --          --         --         --
=================================================================================================================================
    Total distributions                                      (1.41)           (0.90)      (0.36)      (0.34)     (0.36)     (0.42)
=================================================================================================================================
Net asset value, end of period                            $  29.81         $  29.23    $  21.48    $  17.55    $ 15.29    $ 13.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               7.14%           40.91%      24.66%      17.37%     15.40%      7.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $237,252         $254,135    $174,672    $123,093    $69,557    $16,917
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              2.05%(c)         2.11%       2.30%       2.37%      2.41%      2.36%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           2.22%(c)         2.23%       2.31%       2.37%      2.41%      2.43%
=================================================================================================================================
Ratio of net investment income to average net assets          0.17%(c)         0.84%       1.52%       2.32%      2.61%      3.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      20%              38%         28%         87%        77%        85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $231,994,210.
(d)  Not annualized for periods less than one year.

AIM REAL ESTATE FUND

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                           YEAR ENDED JULY 31,
                                                          JANUARY 31,       -----------------------------------------------------
                                                             2006             2005        2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  29.17         $  21.44    $  17.52    $ 15.26    $ 13.57    $ 13.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02(a)          0.21        0.30(a)    0.36(a)    0.38(a)    0.41
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       1.97             8.42        3.98       2.24       1.67       0.53
=================================================================================================================================
    Total from investment operations                           1.99             8.63        4.28       2.60       2.05       0.94
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.19)           (0.25)      (0.36)     (0.34)     (0.36)     (0.42)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (1.22)           (0.65)         --         --         --         --
=================================================================================================================================
    Total distributions                                       (1.41)           (0.90)      (0.36)     (0.34)     (0.36)     (0.42)
=================================================================================================================================
Net asset value, end of period                             $  29.75         $  29.17    $  21.44    $ 17.52    $ 15.26    $ 13.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                7.16%           40.90%      24.64%     17.41%     15.35%      7.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $197,509         $209,723    $116,872    $64,648    $37,733    $22,722
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.05%(c)         2.11%       2.30%      2.37%      2.41%      2.36%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.22%(c)         2.23%       2.31%      2.37%      2.41%      2.43%
=================================================================================================================================
Ratio of net investment income to average net assets           0.17%(c)         0.84%       1.52%      2.32%      2.61%      3.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                       20%              38%         28%        87%        77%        85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $192,085,732.
(d)  Not annualized for periods less than one year.

AIM REAL ESTATE FUND

                                                                                 CLASS R
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,        JULY 31,
                                                                 2006              2005            2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 29.15           $21.41          $19.34
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.10(a)          0.35            0.11(a)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.96             8.41            2.07
============================================================================================================
    Total from investment operations                               2.06             8.76            2.18
============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.26)           (0.37)          (0.11)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (1.22)           (0.65)             --
============================================================================================================
    Total distributions                                           (1.48)           (1.02)          (0.11)
============================================================================================================
Net asset value, end of period                                  $ 29.73           $29.15          $21.41
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                    7.43%           41.69%          11.29%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $10,077           $6,832          $   24
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.55%(c)         1.61%           1.72%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.72%(c)         1.73%           1.73%(d)
============================================================================================================
Ratio of net investment income to average net assets               0.67%(c)         1.34%           2.10%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                           20%              38%             28%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $7,693,114.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

AIM REAL ESTATE FUND

                                                                                INVESTOR CLASS
                                                              --------------------------------------------------
                                                                                              SEPTEMBER 30, 2003
                                                              SIX MONTHS                         (DATE SALES
                                                                 ENDED          YEAR ENDED      COMMENCED) TO
                                                              JANUARY 31,        JULY 31,          JULY 31,
                                                                 2006              2005              2004
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 29.12          $ 21.40           $ 18.18
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.13(a)          0.40              0.39(a)
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.96             8.41              3.25
================================================================================================================
    Total from investment operations                               2.09             8.81              3.64
================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.30)           (0.44)            (0.42)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (1.22)           (0.65)               --
================================================================================================================
    Total distributions                                           (1.52)           (1.09)            (0.42)
================================================================================================================
Net asset value, end of period                                  $ 29.69          $ 29.12           $ 21.40
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                    7.55%           41.98%            20.13%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $40,838          $41,889           $29,896
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.30%(c)         1.34%             1.51%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.47%(c)         1.46%             1.54%(d)
================================================================================================================
Ratio of net investment income to average net assets               0.92%(c)         1.61%             2.31%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                           20%              38%               28%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $38,883,010.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

AIM REAL ESTATE FUND

                                                                           INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,        JULY 31,
                                                                 2006              2005            2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 29.14          $ 21.42          $19.34
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.20(a)          0.51            0.14(a)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.97             8.41            2.08
============================================================================================================
    Total from investment operations                               2.17             8.92            2.22
============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.37)           (0.55)          (0.14)
============================================================================================================
  Distributions from net realized gains                           (1.22)           (0.65)             --
============================================================================================================
    Total distributions                                           (1.59)           (1.20)          (0.14)
============================================================================================================
Net asset value, end of period                                  $ 29.72          $ 29.14          $21.42
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                    7.82%           42.56%          11.50%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $25,533          $18,671          $1,021
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.83%(c)         0.92%           1.12%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.00%(c)         1.04%           1.13%(d)
============================================================================================================
Ratio of net investment income to average net assets               1.39%(c)         2.03%           2.70%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                           20%              38%             28%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $20,727,440.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM REAL ESTATE FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other

AIM REAL ESTATE FUND

AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM REAL ESTATE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.), Inc.
                                                                                INVESCO Alternatives Group division
                                                                                Three Galleria Tower
                                                                                Suite 500
                                                                                13155 Noel Road
                                                                                Dallas, TX 75240-5042

        DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund(3)                AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund(3)                        AIM European Small Company Fund(1)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund            AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)                              SECTOR EQUITY                      TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                               AIM Municipal Bond Fund
AIM Premier Equity Fund(4)                   AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                    AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(4)             AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                       AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Technology Fund                           AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund             AIM Utilities Fund                            AIM Moderate Allocation Fund
AIM Weingarten Fund(3)                                                                     AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                           AIM Income Allocation Fund
                                                                                           AIM International Allocation Fund

                                             ================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                 REA-SAR-1           A I M Distributors, Inc.

[Your goals. Our solutions.]
  -- registered trademark --


                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                        AIM SHORT TERM BOND FUND
                            Semiannual Report to Shareholders o January 31, 2006

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 -- REGISTERED TRADEMARK --                       -- REGISTERED TRADEMARK --

AIM SHORT TERM BOND FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

o Class R shares are available only to       o A direct investment cannot be made in       Had the advisor not waived fees and/or
certain retirement plans. Please see the     an index. Unless otherwise indicated,         reimbursed expenses, the 30-day yield
prospectus for more information.             index results include reinvested              would have been 4.68% for Class A
                                             dividends, and they do not reflect sales      shares, 4.06% for Class C shares and
PRINCIPAL RISKS OF INVESTING IN THE FUND     charges. Performance of an index of           4.55% for Class R shares.
                                             funds reflects fund expenses;
o The Fund may invest a portion of its       performance of a market index does not.       The Fund provides a complete list of its
assets in mortgage-backed securities,                                                      holdings four times in each fiscal year,
which may lose value if mortgages are        OTHER INFORMATION                             at the quarter-ends. For the second and
prepaid in response to falling interest                                                    fourth quarters, the lists appear in the
rates.                                       o Industry classifications used in this       Fund's semiannual and annual reports to
                                             report are generally according to the         shareholders. For the first and third
o The Fund may invest up to 15% of its       Global Industry Classification Standard,      quarters, the Fund files the lists with
assets in foreign securities, which          which was developed by and is the             the Securities and Exchange Commission
involve risks not associated with            exclusive property and a service mark of      (SEC) on Form N-Q. The most recent list
investing solely in the United States.       Morgan Stanley Capital International          of portfolio holdings is available at
                                             Inc. and Standard & Poor's.                   AIMinvestments.com. From our home page,
ABOUT INDEXES USED IN THIS REPORT                                                          click on Products & Performance, then
                                             o The returns shown in management's           Mutual Funds, then Fund Overview. Select
o The unmanaged LEHMAN BROTHERS U.S.         discussion of Fund performance are based      your Fund from the drop-down menu and
AGGREGATE BOND INDEX, which represents       on net asset values calculated for            click on Complete Quarterly Holdings.
the U.S. investment-grade fixed-rate         shareholder transactions. Generally           Shareholders can also look up the Fund's
bond market (including government and        accepted accounting principles require        Forms N-Q on the SEC's Web site at
corporate securities, mortgage               adjustments to be made to the net asset       sec.gov. Copies of the Fund's Forms N-Q
pass-through securities and asset-backed     of the Fund at period end for financial       may be reviewed and copied at the SEC's
securities), is compiled by Lehman           reporting purposes, and as such, the net      Public Reference Room at 450 Fifth
Brothers, a global investment bank.          asset values for shareholder                  Street, N.W., Washington, D.C.
                                             transactions and the returns based on         20549-0102. You can obtain information
o The unmanaged LIPPER SHORT INVESTMENT      those net asset values may differ from        on the operation of the Public Reference
GRADE FUND INDEX represents an average       the net asset values and returns              Room, including information about
of the 30 largest short investment grade     reported in the Financial Highlights.         duplicating fee charges, by calling
bond funds tracked by Lipper, Inc., an                                                     202-942-8090 or 800-732-0330, or by
independent mutual fund performance          =======================================       electronic request at the following
monitor.                                                                                   e-mail address: publicinfo@sec.gov. The
                                             YIELD AND DISTRIBUTION RATE                   SEC file numbers for the Fund are
o The unmanaged LEHMAN BROTHERS 1-3 YEAR                         30-Day      30-Day        811-05686 and 033-39519.
GOVERNMENT/CREDIT BOND INDEX, which                            Distr. Rate   Yield
represents the performance of short-term     Class A Shares       3.76%       4.78%        A description of the policies and
government and investment-grade              Class C Shares       3.50        4.57         procedures that the Fund uses to
corporate debt securities, is compiled       Class R Shares       3.61        4.65         determine how to vote proxies relating
by Lehman Brothers, a well-known global                                                    to portfolio securities is available
investment bank.                             =======================================       without charge, upon request, from our
                                                                                           Client Services department at
o The unmanaged STANDARD & POOR'S            The Fund's 30-day distribution rate           800-959-4246 or on the AIM Web site,
COMPOSITE INDEX of 500 Stocks (the S&P       reflects its most recent monthly              AIMinvestments.com. On the home page,
500--Registered Trademark-- Index) is        dividend distribution multiplied by 12        scroll down and click on AIM Funds Proxy
an index of common stocks frequently         and divided by the most recent month-end      Policy. The information is also
used as a general measure of U.S. stock      maximum offering price.                       available on the SEC Web site, sec.gov.
market performance.
                                             The 30-day yield is calculated using a        Information regarding how the Fund voted
o The unmanaged MSCI WORLD INDEX is a        formula defined by the Securities and         proxies related to its portfolio
group of global securities tracked by        Exchange Commission. The formula is           securities during the 12 months ended
Morgan Stanley Capital International.        based on the portfolio's earnings from        June 30, 2005, is available at our Web
                                             dividends, interest and                       site. Go to AIMinvestments.com, access
o The Fund is not managed to track the       yield-to-maturity or yield-to-call of         the About Us tab, click on Required
performance of any particular index,         the bonds in the portfolio, net of all        Notices and then click on Proxy Voting
including the indexes defined here, and      expenses, calculated at maximum offering      Activity. Next, select the Fund from the
consequently, the performance of the         price, and annualized.                        drop-down menu. The information is also
Fund may deviate significantly from the                                                    available on the SEC Web site, sec.gov.
performance of the indexes.

===============================================================================            =======================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              Class A Shares                  STBAX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class C Shares                  STBCX
                                                                                           Class R Shares                  STBRX
===============================================================================
                                                                                           =======================================

NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

AIMinvestments.com

AIM SHORT TERM BOND FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors minds during the
    [GRAHAM         six months covered by this report, stocks and bonds posted
     PHOTO]         gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned
                    4.67%. Results for international stocks were more
ROBERT H. GRAHAM    impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                    Aggregate Bond Index gained 0.84%.

                         Within equity indexes, there was a good deal of
                    variation in the performance of different sectors and markets. Energy outperformed other sectors of the S&P 500 Index, reflecting higher oil and gas prices. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                        Bond performance also varied, with short- and
                    intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields
   [WILLIAMSON      was relatively narrow across the maturity spectrum, making
      PHOTO]        short- and intermediate-term bonds, which are generally
                    perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also
MARK H. WILLIAMSON  were among the better-performing segments of the fixed-income market.

                         A number of key developments affected markets and the
                    economy during the reporting period:

                    o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                    o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                    o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                    o In 2005, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                         For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                         We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.


                    Sincerely,
                    /S/ ROBERT H. GRAHAM         /S/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      President, A I M Advisors, Inc.
                    AIM Funds

                    March 21, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SHORT TERM BOND FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
     [CROCKETT      interests are at the forefront of every decision your board
       PHOTO]       makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased
 BRUCE L. CROCKETT  decisions and eliminate potential conflicts.

                         Some highlights of 2005 board activity:

                         o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                         o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                         o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                         In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                         The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                         Your board welcomes your views. Please mail them to me
                    at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett

                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    March 21, 2006

AIM SHORT TERM BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                     We consider selling a bond when:

====================================================================================       o it becomes fully valued according to
                                                                                           our analysis
PERFORMANCE SUMMARY                          =======================================
                                                                                           o overall market and economic trends
AIM Short Term Bond Fund outperformed        FUND VS. INDEXES                              indicate that sector emphasis should be
the Fund's broad market and its                                                            changed
style-specific indexes for the six-month     TOTAL RETURNS, 7/31/05--1/31/06,
period ended January 31, 2006. Please        EXCLUDING APPLICABLE SALES CHARGES. IF        o fundamentals, such as credit quality
turn to Page 5 for long-term performance     SALES CHARGES WERE INCLUDED, RETURNS          ratings, or technicals, such as
results.                                     WOULD BE LOWER.                               supply/demand, deteriorate for an
                                                                                           individual issuer or a sector
     Rising short-term interest rates        Class A Shares                   1.36%
and the flattening of the yield curve        Class C Shares                   1.19         MARKET CONDITIONS AND YOUR FUND
(the range of yields--short to               Class R Shares                   1.23
long-term--as plotted on a graph)                                                          Over the reporting period, the Federal
created a difficult period for bonds as      Lehman Brothers U.S. Aggregate                Reserve Board (the Fed) raised its
a whole. However, your Fund was able to      Bond Index (Broad Market Index)  0.84         federal funds target rate five times, in
outperform its benchmarks because of its                                                   increments of 25 basis points (0.25%).
broad diversification, our investment in     Lehman Brothers 1-3 Year Government/          The federal funds rate is the interest
Treasury bonds and our avoidance of          Credit Bond Index                             rate at which depository institutions
long-maturity automobile company bonds.      (Style-specific Index)           1.27         lend money overnight to one another from
                                                                                           their Federal Reserve balances. This key
                                             Lipper Short Investment Grade Fund            interest rate rose from 3.25% at the
                                             Index (Peer Group Index)         1.25         beginning of the reporting period to
                                                                                           4.50% at its close in response to
                                             SOURCE: LIPPER INC.                           evidence of an expanding economy and
                                                                                           concern about potential inflation.
                                             ========================================
                                                                                                This monetary tightening
=====================================================================================      particularly affected the interest rates
                                                                                           of short-term Treasuries. What then Fed
HOW WE INVEST                                                                              Chairman Alan Greenspan described as a
                                                                                           "conundrum" was the fact that long-term
Our goal is to provide investors with an          We look for potential investments        Treasury rates did not respond to the
actively managed portfolio of                in all sectors of the investment-grade        committee's actions as they have in the
investment-grade bonds that have the         bond market including: U.S. Treasury          past. In fact, by the end of 2005, the
risk characteristics of the Lehman           bonds, U.S. government agency bonds,          yields on long-term maturity Treasuries
Brothers 1-3 Year Government/Credit          corporate bonds and mortgage-backed           were lower than they were before this
Bond Index. Our investment process           securities. We make allocation decisions      round of monetary tightening began, and
involves both top-down analysis, which       based on our total return outlook among       the difference in yield between
takes into account overall economic and      the different areas of the domestic           three-month and 30-year Treasuries was
market trends, and bottom-up analysis,       investment-grade bond market.                 less than 50 basis points (0.50%).
which includes an evaluation of
individual bond issuers. Our total                In evaluating the credit quality of
return approach focuses on both income       a security we conduct our own internal
and capital appreciation, rather than        credit analysis using research from
income alone.                                various rating agencies, Wall Street
                                             analysts and other third-party vendors.

                                                                                                                         (continued)

=======================================      ========================================      =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 5 FIXED INCOME ISSUERS*

By investment type                           1. U.S. Mortgage-Backed                       1. Federal National Mortgage
                                                Securities                     37.3%          Association (FNMA)             19.9%
Domestic Bonds & Notes            47.6%      2. Other Diversified Financial                2. Federal Home Mortgage Corp.
U.S. Mortgage-Backed Securities   37.3          Services                       11.5           (FHLMC)                         9.7
Foreign Bonds & Notes             13.8       3. Consumer Finance                9.4        3. Government National Mortgage
Preferred Stocks                   6.1       4. Broadcasting & Cable TV         6.0           Association (GNMA)              7.7
U.S. Government Agency Securities  0.9       5. Electric Utilities              5.8        4. Ford Motor Credit Co.           4.6
Foreign Asset-Backed Securities    0.7                                                     5. Husky Oil Ltd. (Canada)         2.4
Domestic Asset-Backed Securities   0.2       TOTAL NET ASSETS        $211.8 MILLION
Money Market Funds Plus
Other Assets Less Liabilities     -6.6       TOTAL NUMBER OF HOLDINGS*          232


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.


=======================================      ========================================      =========================================

                                       3

AIM SHORT TERM BOND FUND

     In comparison to U.S. Treasuries,          o We were slightly overweight in                               JAN H. FRIEDLI,
U.S. government agency bonds and                mortgage-backed securities relative to                         senior portfolio
mortgage-backed securities outperformed,        the weighting in the Fund's index. This         [JOHNSON       manager, is lead
while investment-grade corporate bonds          had a positive effect on the Fund's              PHOTO]        manager of AIM Short
suffered because of the downgrading of          performance. Even though mortgage-backed                       Term Bond Fund. He
GENERAL MOTORS and FORD MOTOR to junk           securities underperformed during the                           joined AIM in 1999.
status. Spreads (the difference between         earlier part of the period, they staged                        Prior to coming to
the yield of comparable-dated Treasury          a rally in late November and again in                          AIM, Mr. Friedli
and corporate bonds) widened as a result        January, finishing ahead of comparable      worked as a fixed-income portfolio
of corporate bonds' underperforming.            dated Treasuries. Our mortgage-backed       manager and international bond and
                                                securities helped to diversify the          currency trader. A native of
     During the period we decreased our         portfolio and reduced risk.                 Switzerland, he graduated cum laude from
exposure to domestic corporate bonds and                                                    Villanova University with a B.S. in
increased the Fund's allocation to                   Our allocation to investment-grade     computer science and earned an M.B.A.
mortgage-backed securities and other            corporate bonds, while shorter in           with honors from the University of
U.S. government agencies. We succeeded          duration than the index, had a slightly     Chicago.
in outperforming our benchmark by               negative impact on the Fund's
broadly diversifying our investment             performance, as corporate bonds                                SCOT W. JOHNSON,
strategy in relation to such factors as         underperformed Treasuries and                                  Chartered Financial
duration and sectors. Strategies that           mortgage-backed securities over the              [DUDLEY       Analyst, senior
produced positive results for your Fund         reporting period.                                 PHOTO]       portfolio manager,
during the six-month period included:                                                                          is manager of AIM
                                                IN CLOSING                                                     Short Term Bond
o Keeping the Fund's duration shorter or                                                                       Fund. He joined AIM
about the same as our benchmark for most        We believe a relatively flat yield curve                       in 1994 as a junior
of the period, but adding more                  may persist for most of 2006, and that      portfolio analyst for government
long-duration bonds near the end of the         the curve may become more normal or         securities and was promoted to assistant
period. That benefited Fund performance         steeper when the Fed ends its short-term    portfolio manager for AIM's money market
because long-term bond prices rose (and         interest rate increases. We continue to     funds later that year. He was named to
yields fell) at the end of the reporting        believe that bond funds are an important    his current position in 2003. Mr.
cycle.                                          part of a well-diversified investment       Johnson received both his bachelor's
                                                portfolio. Thank you for investing in       degree in economics and an M.B.A. from
o Using a "barbell" approach (buying            AIM Short Term Bond Fund and for sharing    Vanderbilt University.
more short- and long-duration bonds             our long-term investment horizon.
instead of intermediate-duration bonds).                                                    Assisted by the Taxable Investment Grade
                                                The views and opinions expressed in         Bond Team
          DURING THE PERIOD WE                  management's discussion of Fund
         DECREASED OUR EXPOSURE                 performance are those of A I M Advisors,
          TO DOMESTIC CORPORATE                 Inc. These views and opinions are
           BONDS AND INCREASED                  subject to change at any time based on
        THE FUND'S ALLOCATION TO                factors such as market and economic
          MORTGAGE-BACKED SECU-                 conditions. These views and opinions may
          RITIES AND OTHER U.S.                 not be relied upon as investment advice
          GOVERNMENT AGENCIES.                  or recommendations, or as an offer for a
                                                particular security. The information is
o Reducing our exposure to corporate            not a complete analysis of every aspect
bonds (although corporate bonds                 of any market, country, industry,
continued to make up the majority of            security or the Fund. Statements of fact
Fund holdings) as valuations became too         are from sources considered reliable,
high in our analysis; in addition, we           but A I M Advisors, Inc. makes no
avoided long-dated automobile bonds,            representation or warranty as to their
which were one of the worst performing          completeness or accuracy. Although
sectors in the Lehman Brothers U.S.             historical performance is no guarantee
Aggregate Bond Index.                           of future results, these insights may
                                                help you understand our investment
                                                management philosophy.

                                                      See important Fund and index
                                                     disclosures inside front cover.



                                                                                                     [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE, PLEASE SEE PAGE
                                                                                           5.

AIM SHORT TERM BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=======================================      ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/06, including applicable          As of 12/31/05, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception                        1.76%       CLASS A SHARES
1 Year                          -0.09        Inception                          1.70%
                                             1 Year                            -0.38
CLASS C SHARES
Inception (8/30/02)              2.34%       CLASS C SHARES
1 Year                           2.15        Inception (8/30/02)                2.31%
                                             1 Year                             1.86
CLASS R SHARES
Inception                        2.42%       CLASS R SHARES
1 Year                           2.15        Inception                          2.42%
                                             1 Year                             1.96

=======================================      ========================================


CLASS A AND CLASS R SHARES' INCEPTION        PERFORMANCE FIGURES REFLECT REINVESTED        RETIREMENT PLAN ASSETS WITHIN THE FIRST
DATE IS APRIL 30, 2004. RETURNS SINCE        DISTRIBUTIONS, CHANGES IN NET ASSET           YEAR.
THAT DATE ARE HISTORICAL RETURNS. ALL        VALUE AND THE EFFECT OF THE MAXIMUM
OTHER RETURNS ARE BLENDED RETURNS OF         SALES CHARGE UNLESS OTHERWISE STATED.              THE PERFORMANCE OF THE FUND'S SHARE
HISTORICAL CLASS A AND CLASS R SHARES'       PERFORMANCE FIGURES DO NOT REFLECT            CLASSES WILL DIFFER DUE TO DIFFERENT
PERFORMANCE AND RESTATED CLASS C SHARE       DEDUCTION OF TAXES A SHAREHOLDER WOULD        SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE (FOR PERIODS PRIOR TO THE        PAY ON FUND DISTRIBUTIONS OR SALE OF          EXPENSES.
INCEPTION DATE OF CLASS A AND CLASS R        FUND SHARES. INVESTMENT RETURN AND
SHARES) AT NET ASSET VALUE, ADJUSTED TO      PRINCIPAL VALUE WILL FLUCTUATE SO THAT             HAD THE ADVISOR NOT WAIVED FEES
REFLECT THE HIGHER RULE 12b-1 FEES           YOU MAY HAVE A GAIN OR LOSS WHEN YOU          AND/OR REIMBURSED EXPENSES, PERFORMANCE
APPLICABLE TO CLASS C SHARES. CLASS C        SELL SHARES.                                  WOULD HAVE BEEN LOWER.
SHARES' INCEPTION DATE IS AUGUST 30,
2002.                                             CLASS A SHARE PERFORMANCE REFLECTS
                                             THE MAXIMUM 2.50% SALES CHARGE. CLASS C
     THE PERFORMANCE DATA QUOTED             SHARES HAVE NO UPFRONT OR CONTINGENT
REPRESENT PAST PERFORMANCE AND CANNOT        DEFERRED SALES CHARGE; THEREFORE,
GUARANTEE COMPARABLE FUTURE RESULTS;         PERFORMANCE SHOWN IS AT NET ASSET VALUE.
CURRENT PERFORMANCE MAY BE LOWER OR          CLASS R SHARE RETURNS DO NOT INCLUDE A
HIGHER. PLEASE VISIT AIMINVESTMENTS.COM      0.75% CONTINGENT DEFERRED SALES CHARGE
FOR THE MOST RECENT MONTH-END                THAT MAY BE IMPOSED ON A TOTAL
PERFORMANCE.                                 REDEMPTION OF

AIM SHORT TERM BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      the expenses that you paid over the                The hypothetical account values and
                                             period. Simply divide your account value      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600             actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),       expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number        may use this information to compare the
(loads) on purchase payments; contingent     in the table under the heading entitled       ongoing costs of investing in the Fund
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to       and other funds. To do so, compare this
and redemption fees, if any; and (2)         estimate the expenses you paid on your        5% hypothetical example with the 5%
ongoing costs, including management          account during this period.                   hypothetical examples that appear in the
fees; distribution and/or service fees                                                     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON
example is intended to help you              PURPOSES                                           Please note that the expenses shown
understand your ongoing costs (in                                                          in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                 ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account        any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based        charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and        contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's      any. Therefore, the hypothetical
August 1, 2005, through January 31,          actual return. The Fund's actual              information is useful in comparing
2006.                                        cumulative total returns at net asset         ongoing costs only, and will not help
                                             value after expenses for the six months       you determine the relative total costs
ACTUAL EXPENSES                              ended January 31, 2006, appear in the         of owning different funds. In addition,
                                             table "Fund vs. Indexes" on Page 3.           if these transactional costs were
The table below provides information                                                       included, your costs would have been
about actual account values and actual                                                     higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate

====================================================================================================================================

                                                ACTUAL                         HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)
                                      ENDING
                     BEGINNING        ACCOUNT           EXPENSES        ENDING             EXPENSES         ANNUALIZED
      SHARE        ACCOUNT VALUE       VALUE           PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
      CLASS          (8/1/05)        (1/31/06)(1)      PERIOD(2)(3)    (1/31/06)          PERIOD(2)(3)        RATIO
        A           $1,000.00        $1,013.60        $    4.36        $1,020.87        $    4.38             0.86%
        C            1,000.00         1,011.90             6.14         1,019.11             6.16             1.21
        R            1,000.00         1,012.30             5.63         1,019.61             5.65             1.11

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on February 1, 2006, the distributor contractually agreed to limit expenses for Class C shares to 1.10%, which increased 12b-1 waiver to 0.50%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.11% for the Class C shares.

(3) The Class C shares actual expenses paid and the hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are 5.63% and 5.65%, respectively.

====================================================================================================================================


                                                                                          [ARROW
                                                                                          BUTTON          For More Information Visit
                                                                                          IMAGE]          AIMinvestments.com

AIM SHORT TERM BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      o The quality of services to be provided      Fund's rate was below the median rate of
Securities Funds (the "Board") oversees      by AIM. The Board reviewed the                the funds advised by other advisors with
the management of AIM Short Term Bond        credentials and experience of the             investment strategies comparable to
Fund (the "Fund") and, as required by        officers and employees of AIM who will        those of the Fund that the Board
law, determines annually whether to          provide investment advisory services to       reviewed. The Board noted that AIM has
approve the continuance of the Fund's        the Fund. In reviewing the                    agreed to limit the Fund's total
advisory agreement with A I M Advisors,      qualifications of AIM to provide              operating expenses, as discussed below.
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       Based on this review, the Board
recommendation of the Investments            reviewed the qualifications of AIM's          concluded that the advisory fee rate for
Committee of the Board at a meeting held     investment personnel and considered such      the Fund under the Advisory Agreement
on June 30, 2005, the Board, including       issues as AIM's portfolio and product         was fair and reasonable.
all of the independent trustees,             review process, various back office
approved the continuance of the advisory     support functions provided by AIM and         o Expense limitations and fee waivers.
agreement (the "Advisory Agreement")         AIM's equity and fixed income trading         The Board noted that AIM has
between the Fund and AIM for another         operations. Based on the review of these      contractually agreed to waive fees
year, effective July 1, 2005.                and other factors, the Board concluded        and/or limit expenses of the Fund
                                             that the quality of services to be            through July 31, 2005 in an amount
     The Board considered the factors        provided by AIM was appropriate and that      necessary to limit total annual
discussed below in evaluating the            AIM currently is providing satisfactory       operating expenses to a specified
fairness and reasonableness of the           services in accordance with the terms of      percentage of average daily net assets
Advisory Agreement at the meeting on         the Advisory Agreement.                       for each class of shares of the Fund.
June 30, 2005 and as part of the Board's                                                   The Board considered the contractual
ongoing oversight of the Fund. In their      o The performance of the Fund relative        nature of this fee waiver/expense
deliberations, the Board and the             to comparable funds. The Board reviewed       limitation and noted that it remains in
independent trustees did not identify        the performance of the Fund during the        effect until July 31, 2005. The Board
any particular factor that was               past one and two calendar years against       considered the effect this fee
controlling, and each trustee attributed     the performance of funds advised by           waiver/expense limitation would have on
different weights to the various             other advisors with investment                the Fund's estimated expenses and
factors.                                     strategies comparable to those of the         concluded that the levels of fee
                                             Fund. The Board noted that the Fund's         waivers/expense limitations for the Fund
     One of the responsibilities of the      performance in such periods was above         were fair and reasonable.
Senior Officer of the Fund, who is           the median performance of such
independent of AIM and AIM's affiliates,     comparable funds. Based on this review,       o Breakpoints and economies of scale.
is to manage the process by which the        the Board concluded that no changes           The Board reviewed the structure of the
Fund's proposed management fees are          should be made to the Fund and that it        Fund's advisory fee under the Advisory
negotiated to ensure that they are           was not necessary to change the Fund's        Agreement, noting that it does not
negotiated in a manner which is at arm's     portfolio management team at this time.       include any breakpoints. The Board
length and reasonable. To that end, the                                                    considered whether it would be
Senior Officer must either supervise a       o The performance of the Fund relative        appropriate to add advisory fee
competitive bidding process or prepare       to indices. The Board reviewed the            breakpoints for the Fund or whether, due
an independent written evaluation. The       performance of the Fund during the past       to the nature of the Fund and the
Senior Officer has recommended an            one and two calendar years against the        advisory fee structures of comparable
independent written evaluation in lieu       performance of the Lipper Short               funds, it was reasonable to structure
of a competitive bidding process and,        Investment Grade Fund Index. The Board        the advisory fee without breakpoints.
upon the direction of the Board, has         noted that the Fund's performance in          Based on this review, the Board
prepared such an independent written         such periods was comparable to the            concluded that it was not necessary to
evaluation. Such written evaluation also     performance of such Index. Based on this      add advisory fee breakpoints to the
considered certain of the factors            review, the Board concluded that no           Fund's advisory fee schedule. The Board
discussed below. In addition, as             changes should be made to the Fund and        reviewed the level of the Fund's
discussed below, the Senior Officer made     that it was not necessary to change the       advisory fees, and noted that such fees,
certain recommendations to the Board in      Fund's portfolio management team at this      as a percentage of the Fund's net
connection with such written evaluation.     time.                                         assets, would remain constant under the
                                                                                           Advisory Agreement because the Advisory
     The discussion below serves as a        o Meeting with the Fund's portfolio           Agreement does not include any
summary of the Senior Officer's              managers and investment personnel. With       breakpoints. The Board concluded that
independent written evaluation and           respect to the Fund, the Board is             the Fund's fee levels under the Advisory
recommendations to the Board in              meeting periodically with such Fund's         Agreement therefore would not reflect
connection therewith, as well as a           portfolio managers and/or other               economies of scale.
discussion of the material factors and       investment personnel and believes that
the conclusions with respect thereto         such individuals are competent and able       o Investments in affiliated money market
that formed the basis for the Board's        to continue to carry out their                funds. The Board also took into account
approval of the Advisory Agreement.          responsibilities under the Advisory           the fact that uninvested cash and cash
After consideration of all of the            Agreement.                                    collateral from securities lending
factors below and based on its informed                                                    arrangements (collectively, "cash
business judgment, the Board determined      o Overall performance of AIM. The Board       balances") of the Fund may be invested
that the Advisory Agreement is in the        considered the overall performance of         in money market funds advised by AIM
best interests of the Fund and its           AIM in providing investment advisory and      pursuant to the terms of an SEC
shareholders and that the compensation       portfolio administrative services to the      exemptive order. The Board found that
to AIM under the Advisory Agreement is       Fund and concluded that such performance      the Fund may realize certain benefits
fair and reasonable and would have been      was satisfactory.                             upon investing cash balances in AIM
obtained through arm's length                                                              advised money market funds, including a
negotiations.                                o Fees relative to those of clients of        higher net return, increased liquidity,
                                             AIM with comparable investment                increased diversification or decreased
o The nature and extent of the advisory      strategies. The Board noted that AIM          transaction costs. The Board also found
services to be provided by AIM. The          does not serve as an advisor to other         that the Fund will not receive reduced
Board reviewed the services to be            mutual funds or other clients with            services if it invests its cash balances
provided by AIM under the Advisory           investment strategies comparable to           in such money market funds. The Board
Agreement. Based on such review, the         those of the Fund.                            noted that, to the extent the Fund
Board concluded that the range of                                                          invests in affiliated money market
services to be provided by AIM under the     o Fees relative to those of comparable        funds, AIM has voluntarily agreed to
Advisory Agreement was appropriate and       funds with other advisors. The Board          waive a portion of the advisory fees it
that AIM currently is providing services     reviewed the advisory fee rate for the        receives from the Fund attributable to
in accordance with the terms of the          Fund under the Advisory Agreement. The        such investment. The Board further
Advisory Agreement.                          Board compared effective contractual          determined that the proposed securities
                                             advisory fee rates at a common asset          lending program and related procedures
                                             level and noted that the                      with respect to the lending Fund is in
                                                                                           the best interests



                                                                                                                         (continued)

AIM SHORT TERM BOND FUND

of the lending Fund and its respective       o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
shareholders. The Board therefore            Board considered the benefits realized        determining whether to continue the
concluded that the investment of cash        by AIM as a result of brokerage               Advisory Agreement for the Fund, the
collateral received in connection with       transactions executed through "soft           Board considered the fact that AIM,
the securities lending program in the        dollar" arrangements. Under these             along with others in the mutual fund
money market funds according to the          arrangements, brokerage commissions paid      industry, is subject to regulatory
procedures is in the best interests of       by the Fund and/or other funds advised        inquiries and litigation related to a
the lending Fund and its respective          by AIM are used to pay for research and       wide range of issues. The Board also
shareholders.                                execution services. This research is          considered the governance and compliance
                                             used by AIM in making investment              reforms being undertaken by AIM and its
o Independent written evaluation and         decisions for the Fund. The Board             affiliates, including maintaining an
recommendations of the Fund's Senior         concluded that such arrangements were         internal controls committee and
Officer. The Board noted that, upon          appropriate.                                  retaining an independent compliance
their direction, the Senior Officer of                                                     consultant, and the fact that AIM has
the Fund had prepared an independent         o AIM's financial soundness in light of       undertaken to cause the Fund to operate
written evaluation in order to assist        the Fund's needs. The Board considered        in accordance with certain governance
the Board in determining the reason-         whether AIM is financially sound and has      policies and practices. The Board
ableness of the proposed management fees     the resources necessary to perform its        concluded that these actions indicated a
of the AIM Funds, including the Fund.        obligations under the Advisory                good faith effort on the part of AIM to
The Board noted that the Senior              Agreement, and concluded that AIM has         adhere to the highest ethical standards,
Officer's written evaluation had been        the financial resources necessary to          and determined that the current
relied upon by the Board in this regard      fulfill its obligations under the             regulatory and litigation environment to
in lieu of a competitive bidding             Advisory Agreement.                           which AIM is subject should not prevent
process. In determining whether to con-                                                    the Board from continuing the Advisory
tinue the Advisory Agreement for the         o Historical relationship between the         Agreement for the Fund.
Fund, the Board considered the Senior        Fund and AIM. In determining whether to
Officer's written evaluation and the         continue the Advisory Agreement for the
recommendation made by the Senior            Fund, the Board also considered the
Officer to the Board that the Board          prior relationship between AIM and the
consider implementing a process to           Fund, as well as the Board's knowledge
assist them in more closely monitoring       of AIM's operations, and concluded that
the performance of the AIM Funds. The        it was beneficial to maintain the
Board concluded that it would be             current relationship, in part, because
advisable to implement such a process as     of such knowledge. The Board also
soon as reasonably practicable.              reviewed the general nature of the
                                             non-investment advisory services
o Profitability of AIM and its               currently performed by AIM and its
affiliates. The Board reviewed               affiliates, such as administrative,
information concerning the profitability     transfer agency and distribution
of AIM's (and its affiliates')               services, and the fees received by AIM
investment advisory and other activities     and its affiliates for performing such
and its financial condition. The Board       services. In addition to reviewing such
considered the overall profitability of      services, the trustees also considered
AIM, as well as the profitability of AIM     the organizational structure employed by
in connection with managing the Fund.        AIM and its affiliates to provide those
The Board noted that AIM's operations        services. Based on the review of these
remain profitable, although increased        and other factors, the Board concluded
expenses in recent years have reduced        that AIM and its affiliates were
AIM's profitability. Based on the review     qualified to continue to provide
of the profitability of AIM's and its        non-investment advisory services to the
affiliates' investment advisory and          Fund, including administrative, transfer
other activities and its financial           agency and distribution services, and
condition, the Board concluded that the      that AIM and its affiliates currently
compensation to be paid by the Fund to       are providing satisfactory
AIM under its Advisory Agreement was not     non-investment advisory services.
excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM SHORT TERM BOND FUND

                                             =======================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                       INSTITUTIONAL CLASS SHARES HAVE NO
                                             For periods ended 1/31/06                     SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been           Inception                        2.66%        AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class       1 Year                          2.69         CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview      6 Months*                       1.50         PERFORMANCE OF OTHER SHARE CLASSES DUE
specific to their holdings.                  =======================================       TO DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered                                                     EXPENSES.
exclusively to institutional investors,      =======================================
including defined contribution plans         AVERAGE ANNUAL TOTAL RETURNS                       PLEASE NOTE THAT PAST PERFORMANCE
that meet certain criteria.                  For periods ended 12/31/05, most recent       IS NOT INDICATIVE OF FUTURE RESULTS.
                                             calendar quarter-end                          MORE RECENT RETURNS MAY BE MORE OR LESS
                                             Inception                        2.66%        THAN THOSE SHOWN. ALL RETURNS ASSUME
                                              1 Year                          2.60         REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                              6 Months*                       1.14         INVESTMENT RETURN AND PRINCIPAL VALUE
                                                                                           WILL FLUCTUATE SO YOUR SHARES, WHEN
                                             *Cumulative total return that has not         REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             been annualized                               THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                             =======================================       INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                           PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES' INCEPTION         MORE INFORMATION. FOR THE MOST CURRENT
                                             DATE IS APRIL 30, 2004. RETURNS SINCE         MONTH-END PERFORMANCE, PLEASE CALL
                                             THAT DATE ARE HISTORICAL RETURNS. ALL         800-451-4246 OR VISIT
                                             OTHER RETURNS ARE BLENDED RETURNS OF          AIMINVESTMENTS.COM.
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS C SHARE             HAD THE ADVISOR NOT WAIVED FEES
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE         AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS         WOULD HAVE BEEN LOWER.
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS C SHARES. CLASS C
                                             SHARES' INCEPTION DATE IS AUGUST 30,
                                             2002.

=======================================

NASDAQ SYMBOL                    ISTBX

=======================================

                                                                                       Over for information on your Fund's expenses.

====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
====================================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                                                        [YOUR GOALS.
                                                                        OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                  -- REGISTERED TRADEMARK --          -- REGISTERED TRADEMARK --

AIMinvestments.com              STB-INS-2               A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      example, an $8,600 account value divided           The hypothetical account values and
                                             by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      result by the number in the table under       actual ending account balance or
ongoing costs, including management fees     the heading entitled "Actual Expenses         expenses you paid for the period. You
and other Fund expenses. This example is     Paid During Period" to estimate the           may use this information to compare the
intended to help you understand your         expenses you paid on your account during      ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      this period.                                  and other funds. To do so, compare this
in the Fund and to compare these costs                                                     5% hypothetical example with the 5%
with ongoing costs of investing in other     HYPOTHETICAL EXAMPLE FOR COMPARISON           hypothetical examples that appear in the
mutual funds. The example is based on an     PURPOSES                                      shareholder reports of the other funds.
investment of $1,000 invested at the
beginning of the period and held for the     The table below also provides                      Please note that the expenses shown
entire period August 1, 2005, through        information about hypothetical account        in the table are meant to highlight your
January 31, 2006.                            values and hypothetical expenses based        ongoing costs only. Therefore, the
                                             on the Fund's actual expense ratio and        hypothetical information is useful in
ACTUAL EXPENSES                              an assumed rate of return of 5% per year      comparing ongoing costs only, and will
                                             before expenses, which is not the Fund's      not help you determine the relative
The table below provides information         actual return. The Fund's actual              total costs of owning different funds.
about actual account values and actual       cumulative total return after expenses
expenses. You may use the information in     for the six months ended January 31,
this table, together with the amount you     2006, appears in the table on the front
invested, to estimate the expenses that      of this supplement.
you paid over the period. Simply divide
your account value by $1,000 (for

====================================================================================================================================
                                                    ACTUAL                       HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING         ENDING          EXPENSES          ENDING          EXPENSES    ANNUALIZED
    SHARE              ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING     ACCOUNT VALUE     AID DURING    EXPENSE
    CLASS                 (8/1/05)       (1/31/06)(1)       PERIOD(2)       (1/31/06)         PERIOD(2)    RATIO
Institutional            $1,000.00        $1,015.00          $3.00          $1,022.23          $3.01       0.59%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005 through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com               STB-INS-2              A I M Distributors, Inc.

AIM SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------
BONDS & NOTES-61.41%

ASSET MANAGEMENT & CUSTODY BANKS-1.02%

Bank of New York Institutional Capital Trust
  - Series A, Trust Pfd. Bonds, 7.78%,
  12/01/26 (Acquired 06/12/03; Cost
  $1,789,065)(a)(b)                            $  1,500,000   $  1,585,755
--------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes,
  5.22%, 02/17/07(a)                                580,000        579,577
==========================================================================
                                                                 2,165,332
==========================================================================

AUTO PARTS & EQUIPMENT-0.48%

BorgWarner Inc., Sr. Unsec. Notes,
  7.00%, 11/01/06(a)                              1,000,000      1,012,520
==========================================================================

AUTOMOBILE MANUFACTURERS-0.82%

DaimlerChrysler North America Holding Corp.,
  Gtd. Global Notes, 6.40%, 05/15/06(a)             244,000        244,905
--------------------------------------------------------------------------
  Series D, Gtd. Floating Rate Medium Term
  Notes, 4.99%, 05/24/06(a)(c)                    1,500,000      1,501,120
==========================================================================
                                                                 1,746,025
==========================================================================

BROADCASTING & CABLE TV-4.22%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes,
  7.30%, 10/15/06(a)                              1,390,000      1,410,266
--------------------------------------------------------------------------
Comcast Corp., Sr. Unsec. Sub. Notes, 10.50%,
  06/15/06(a)                                       273,000        279,708
--------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  7.75%, 08/15/06(a)                              1,632,000(d)    1,655,109
--------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 11/09/05-11/14/05; Cost
  $3,612,560)(a)(b)(e)                            3,500,000      3,590,510
--------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,
  6.63%, 02/15/06(a)                              2,000,000      2,001,120
==========================================================================
                                                                 8,936,713
==========================================================================

CASINOS & GAMING-0.34%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes,
  8.50%, 11/15/06(a)                                120,000        123,044
--------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(a)                  590,000        604,207
==========================================================================
                                                                   727,251
==========================================================================

COMMERCIAL PRINTING-0.30%

Deluxe Corp., Medium Term Notes,
  2.75%, 09/15/06(a)                                650,000        640,750
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.07%

Telecomunicaciones de Puerto Rico, Inc.
  (Puerto Rico), Sr. Unsec. Gtd. Sub. Global
  Notes, 6.65%, 05/15/06(a)                    $  2,260,000   $  2,268,927
==========================================================================

CONSUMER FINANCE-6.58%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 5.80%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost
  $1,016,860)(a)(b)(c)                            1,000,000      1,001,510
--------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06(a)                              1,165,000      1,171,769
--------------------------------------------------------------------------
Ford Motor Credit Co.,
  Medium Term Notes, 5.05%, 05/22/06(a)           1,750,000      1,741,460
--------------------------------------------------------------------------
  Notes, 6.50%, 02/15/06(a)                         890,000        890,062
--------------------------------------------------------------------------
  Sr. Unsec. Notes, 4.95%, 01/15/08(a)            2,040,000      1,887,449
--------------------------------------------------------------------------
  Unsec. Global Notes,
  6.50%, 01/25/07(a)                              4,045,000      4,024,735
--------------------------------------------------------------------------
  6.88%, 02/01/06(a)                              1,235,000      1,234,790
--------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes, 5.24%,
  05/18/06(a)(c)                                  2,000,000      1,993,080
==========================================================================
                                                                13,944,855
==========================================================================

DIVERSIFIED BANKS-2.44%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $2,232,040)(a)(b)(f)             2,000,000      2,028,538
--------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(f)                         800,000        834,080
--------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(b)          700,000        700,273
--------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(a)                         650,000        693,394
--------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 5.25%, 09/21/07 (Acquired 12/14/05;
  Cost $900,000)(a)(b)(c)                           900,000        902,925
==========================================================================
                                                                 5,159,210
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.03%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(a)                              4,250,000      4,288,632
==========================================================================

ELECTRIC UTILITIES-4.08%

American Electric Power Co., Inc.-Series A,
  Unsec. Unsub. Global Notes, 6.13%,
  05/15/06(a)                                     1,200,000      1,204,368
--------------------------------------------------------------------------

AIM SHORT TERM BOND FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)              $  2,000,000   $  2,029,160
--------------------------------------------------------------------------
Duke Capital LLC, Sr. Unsec. Notes,
  4.30%, 05/18/06(a)                              1,000,000        998,590
--------------------------------------------------------------------------
Northeast Utilities-Series A, Notes,
  8.58%, 12/01/06(a)                                234,000        239,033
--------------------------------------------------------------------------
Pepco Holdings, Inc., Unsec. Unsub. Notes,
  3.75%, 02/15/06(a)                                 74,000         73,971
--------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr. Unsec.
  Notes,
  6.40%, 04/01/06(a)                              2,300,000      2,304,508
--------------------------------------------------------------------------
Progress Energy, Inc., Sr. Unsec. Notes,
  6.75%, 03/01/06(a)                              1,795,000      1,797,675
==========================================================================
                                                                 8,647,305
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.28%

Waste Management, Inc., Unsec. Notes,
  7.00%, 10/15/06(a)                              2,665,000      2,701,431
==========================================================================

FOOD RETAIL-1.81%

ARAMARK Services Inc., Unsec. Gtd. Notes,
  7.00%, 07/15/06(a)                              1,614,000      1,627,864
--------------------------------------------------------------------------
Kroger Co. (The), Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(a)                                740,000        751,048
--------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes,
  6.15%, 03/01/06(a)                              1,450,000      1,451,508
==========================================================================
                                                                 3,830,420
==========================================================================

FOREST PRODUCTS-0.47%

Weyerhaeuser Co. (Canada), Unsec. Yankee
  Notes, 6.75%, 02/15/06(a)                       1,000,000      1,000,270
==========================================================================

GAS UTILITIES-0.24%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(a)           500,000        501,190
==========================================================================

HEALTH CARE DISTRIBUTORS-0.89%

Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(a)                              1,850,000      1,877,768
==========================================================================

HEALTH CARE EQUIPMENT-0.30%

Guidant Corp., Notes, 6.15%, 02/15/06(a)            627,000        627,263
==========================================================================

HEALTH CARE SERVICES-0.51%

Caremark Rx, Inc., Sr. Unsec. Notes,
  7.38%, 10/01/06(a)                              1,055,000      1,071,606
==========================================================================

HOMEBUILDING-0.79%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                              1,415,000      1,465,232
--------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(a)                         200,000        202,564
==========================================================================
                                                                 1,667,796
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-0.58%

Hyatt Equities LLC, Notes, 6.88%, 06/15/07
  (Acquired 01/25/06; Cost $1,241,729)(a)(b)   $  1,216,000   $  1,238,788
==========================================================================

HOUSEHOLD APPLIANCES-0.21%

Stanley Works Capital Trust I, Bonds,
  5.90%, 12/01/45 (Acquired 11/15/05; Cost
  $460,000)(a)(b)                                   460,000        450,896
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.95%

PSEG Power LLC, Sr. Unsec. Gtd. Global Notes,
  6.88%, 04/15/06(a)                              2,000,000      2,007,220
==========================================================================

INDUSTRIAL CONGLOMERATES-2.49%

Tyco International Group S.A. (Luxembourg),
  Sr. Unsec. Gtd. Unsub. Yankee Notes, 6.38%,
  02/15/06(a)                                     1,190,000      1,190,571
--------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Yankee Notes,
  5.80%, 08/01/06(a)                              2,300,000      2,308,533
--------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $1,981,473)(a)(b)                               1,750,000      1,768,147
==========================================================================
                                                                 5,267,251
==========================================================================

INTEGRATED OIL & GAS-2.44%

Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06(a)     2,960,000      3,002,831
--------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28(a)                2,000,000      2,175,000
==========================================================================
                                                                 5,177,831
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.16%

AT&T Corp., Unsec. Unsub. Notes,
  7.50%, 06/01/06(a)                                 25,000         25,196
--------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07(a)                                300,000        309,048
==========================================================================
                                                                   334,244
==========================================================================

LEISURE PRODUCTS-0.86%

Brunswick Corp., Unsec. Unsub. Notes,
  6.75%, 12/15/06(a)                              1,800,000      1,827,270
==========================================================================

LIFE & HEALTH INSURANCE-1.13%

ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                              2,340,000      2,394,171
==========================================================================

MOVIES & ENTERTAINMENT-1.57%

Time Warner Cos., Inc., Notes,
  8.11%, 08/15/06(a)                              1,040,000      1,054,643
--------------------------------------------------------------------------
  8.18%, 08/15/07(a)                              1,425,000      1,485,734
--------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06(a)                  775,000        776,589
==========================================================================
                                                                 3,316,966
==========================================================================

AIM SHORT TERM BOND FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

MULTI-UTILITIES-1.75%

DTE Energy Co., Sr. Unsec. Unsub. Notes,
  6.45%, 06/01/06(a)                           $  1,185,000   $  1,190,913
--------------------------------------------------------------------------
Energy East Corp., Sr. Unsec. Unsub. Notes,
  5.75%, 11/15/06(a)                              1,670,000      1,677,465
--------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.00%, 10/15/06(a)          830,000        839,064
==========================================================================
                                                                 3,707,442
==========================================================================

MUNICIPALITIES-3.19%

Bethlehem (City of), Pennsylvania; Taxable
  Unlimited Tax Series 2004 B GO, (INS-
  Financial Guaranty Insurance Co.) 3.35%,
  11/01/06(a)(g)                                  1,000,000        988,320
--------------------------------------------------------------------------
Chicago (City of), Illinois O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004 E
  RB, (INS-MBIA Insurance Corp.) 3.88%,
  01/01/08(a)(g)                                  1,000,000        982,500
--------------------------------------------------------------------------
Chicago (City of), Illinois; Taxable
  Unlimited Tax Series 2005 C GO,
  (INS-Financial Security Assurance Inc.)
  4.39%, 01/01/07(a)(g)                             500,000        497,735
--------------------------------------------------------------------------
Onondaga (County of), New York; Taxable
  Pension Unlimited Tax Series 2004 GO,
  3.50%, 10/15/06(a)                              1,250,000      1,237,525
--------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB, (INS-Financial Guaranty Insurance
  Co.) 3.69%, 07/01/07(a)(g)                      1,500,000      1,475,490
--------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  (INS-MBIA Insurance Corp.) 3.42%,
  07/10/30(a)(g)(h)                               1,600,000      1,565,456
==========================================================================
                                                                 6,747,026
==========================================================================

OIL & GAS REFINING & MARKETING-0.27%

Tosco Corp., Sr. Unsec. Notes, 7.63%,
  05/15/06(a)                                       570,000        574,600
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.25%

Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/14/05-07/28/05;
  Cost $1,980,715)(a)(b)(f)                       1,750,000      1,922,725
--------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(a)                              2,737,500      2,952,503
--------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)     1,600,000      1,627,472
--------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04-11/22/04; Cost
  $494,933)(a)(b)                                   488,322        487,042
--------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 5.42% (Acquired
  12/07/04; Cost $2,000,000)(a)(b)(f)(i)          2,000,000      2,002,052
==========================================================================
                                                                 8,991,794
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

PACKAGED FOODS & MEATS-1.67%

General Mills, Inc.,
  Global Notes, 5.13%, 02/15/07(a)             $     45,000   $     45,046
--------------------------------------------------------------------------
  Notes, 6.45%, 10/15/06(a)                         600,000        605,922
--------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(a)                              2,850,000      2,888,304
==========================================================================
                                                                 3,539,272
==========================================================================

PROPERTY & CASUALTY INSURANCE-2.74%

ACE INA Holdings, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.30%, 08/15/06(a)                1,615,000      1,641,809
--------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(a)              625,000        670,663
--------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda),
  Sr. Unsec. Floating Rate Notes, 4.59%,
  10/06/06 (Acquired 10/12/05-10/13/05; Cost
  $833,700)(a)(b)(i)                                840,000        839,448
--------------------------------------------------------------------------
  Unsec. Sub. Deb.,
  5.15%, 08/15/33 (Acquired
  03/23/04-06/09/05; Cost $2,809,796)(a)(b)       2,700,000      2,660,337
==========================================================================
                                                                 5,812,257
==========================================================================

RAILROADS-0.43%

Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 5.60%,
  12/01/06(a)                                       250,000        251,158
--------------------------------------------------------------------------
Union Pacific Corp., Unsec. Notes,
  6.40%, 02/01/06(a)                                650,000        649,916
==========================================================================
                                                                   901,074
==========================================================================

REAL ESTATE-0.47%

Summit Properties Partnership, L.P., Medium
  Term Notes, 7.04%, 05/09/06(a)                  1,000,000      1,004,140
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.48%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                     1,000,000      1,012,780
==========================================================================

REGIONAL BANKS-0.73%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 5.96%, 03/01/34(a)(c)      1,500,000      1,545,810
==========================================================================

REINSURANCE-0.20%

Reinsurance Group of America, Inc., Sr.
  Unsec. Notes, 7.25%, 04/01/06 (Acquired
  01/25/06; Cost $421,520)(a)(b)                    420,000        421,411
==========================================================================

RESTAURANTS-0.19%

YUM! Brands, Inc., Sr. Unsec. Notes,
  8.50%, 04/15/06(a)                                400,000        402,672
==========================================================================

AIM SHORT TERM BOND FUND

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

SOVEREIGN DEBT-2.14%

Export-Import Bank of Korea (The), Unsec.
  Global Notes, 6.50%, 11/15/06(a)             $  2,000,000   $  2,023,780
--------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(a)           1,150,000      1,151,070
--------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $1,440,281)(a)(b)                               1,275,000      1,360,043
==========================================================================
                                                                 4,534,893
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.65%

Countrywide Home Loans, Inc.-Series J, Gtd.
  Medium Term Global Notes, 5.50%,
  08/01/06(a)                                       870,000        872,601
--------------------------------------------------------------------------
Sovereign Bancorp, Inc., Sr. Unsec. Floating
  Rate Notes, 4.72%, 08/25/06(a)(c)                 500,000        500,658
==========================================================================
                                                                 1,373,259
==========================================================================

TOBACCO-0.40%

Altria Group, Inc.,
  Notes, 6.95%, 06/01/06(a)                         400,000        402,636
--------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(a)                  440,000        439,943
==========================================================================
                                                                   842,579
==========================================================================

TRUCKING-1.20%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                              2,400,000      2,545,056
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.59%

Telephone & Data Systems, Inc., Unsec. Notes,
  7.00%, 08/01/06(a)                              1,250,000      1,258,225
==========================================================================
    Total Bonds & Notes (Cost $131,255,282)                    130,044,191
==========================================================================

U.S. MORTGAGE-BACKED SECURITIES-37.31%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-9.69%

Pass Through Ctfs.,
  8.00%, 11/20/12(a)                                711,475        751,597
--------------------------------------------------------------------------
  9.00%, 05/01/15(a)                                468,607        508,535
--------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(a)                  1,406,540      1,476,632
--------------------------------------------------------------------------
  7.00%, 12/01/16 to 02/01/35(a)                  4,346,769      4,520,137
--------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(a)                  4,319,188      4,375,434
--------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(a)                  2,580,063      2,804,476
--------------------------------------------------------------------------
  6.50%, 12/01/35(a)                                598,818        613,615
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/21(a)(j)(k)                        3,800,000      3,753,688
--------------------------------------------------------------------------
  6.00%, 02/01/36(a)(j)                           1,701,000      1,718,542
==========================================================================
                                                                20,522,656
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
--------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-19.88%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 04/01/33(a)               $  3,492,753   $  3,670,908
--------------------------------------------------------------------------
  7.00%, 04/01/15 to 12/01/33(a)                 12,463,545     12,953,140
--------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(a)                  1,080,143      1,174,725
--------------------------------------------------------------------------
  6.50%, 11/01/16 to 10/01/35(a)                  6,708,422      6,905,407
--------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(a)                  3,761,662      4,009,528
--------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(a)                    469,183        514,110
--------------------------------------------------------------------------
  10.00%, 05/01/26(a)                               460,837        503,322
--------------------------------------------------------------------------
  6.00%, 04/01/35(a)                              1,479,507      1,495,027
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 02/01/21(a)(j)(k)                       10,800,000     10,867,500
==========================================================================
                                                                42,093,667
==========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-7.74%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(a)                  7,339,049      7,718,834
--------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(a)                  3,739,087      3,914,646
--------------------------------------------------------------------------
  6.00%, 06/15/18 to 06/15/33(a)                  1,574,236      1,629,787
--------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21(a)                    733,001        780,109
--------------------------------------------------------------------------
  7.50%, 12/20/25 to 07/15/32(a)                  1,556,151      1,644,036
--------------------------------------------------------------------------
  8.50%, 07/20/27(a)                                295,452        318,580
--------------------------------------------------------------------------
  8.00%, 10/15/30(a)                                363,283        390,374
==========================================================================
                                                                16,396,366
==========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $77,186,151)                                        79,012,689
==========================================================================

                                                  SHARES

PREFERRED STOCKS--6.13%

OTHER DIVERSIFIED FINANCIAL SERVICES-3.87%

ABN AMRO XVII Custodial Receipts-Series MM17,
  3.80% Floating Rate Pfd. (Acquired
  05/11/05; Cost $2,011,874)(a)(b)(l)                    20      2,000,000
--------------------------------------------------------------------------
Auction Pass-Through Trust-Series 2001-1,
  Class A, 5.55% Floating Rate Pfd. (Acquired
  10/03/05; Cost $2,000,000)(b)(c)(e)                     8      2,000,000
--------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 4.80%
  Floating Rate Pfd. (Acquired 03/17/04-
  09/28/04; Cost $2,673,536)(a)(b)(c)                 2,750      2,738,970
--------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 4.87%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $732,361)(a)(b)(c)                                    750        733,520
--------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.05%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $728,600)(a)(b)(c)                                    750        731,378
==========================================================================
                                                                 8,203,868
==========================================================================

AIM SHORT TERM BOND FUND

                                                  SHARES         VALUE
--------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-2.26%

Fannie Mae,
  Series J, 4.72% Floating Rate Pfd.(m)              47,500   $  2,384,500
--------------------------------------------------------------------------
  Series K, 5.40% Floating Rate Pfd.(m)              47,500      2,396,375
==========================================================================
                                                                 4,780,875
==========================================================================
    Total Preferred Stocks (Cost $12,927,246)                   12,984,743
==========================================================================

                                                PRINCIPAL
                                                  AMOUNT

ASSET-BACKED SECURITIES-0.92%

CONSUMER RECEIVABLES-0.71%

Pacific Coast CDO Ltd. (Cayman Islands) -
  Series 1A, Class A, Floating Rate Bonds,
  5.05%, 10/25/36 (Acquired 03/24/04-
  05/26/04; Cost $1,511,346)(b)(c)(e)          $  1,525,970      1,510,710
==========================================================================

GOLD-0.21%

Newmont Gold Corp.-Series A1, Pass Through
  Ctfs., 8.91%, 01/05/09(a)                         426,214        443,178
==========================================================================
    Total Asset-Backed Securities (Cost
      $1,966,259)                                                1,953,888
==========================================================================

--------------------------------------------------------------------------
                                                PRINCIPAL
                                                  AMOUNT         VALUE

U.S. GOVERNMENT AGENCY SECURITIES-0.93%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.93%

Unsec. Floating Rate Global Notes,
  5.49%, 02/17/09 (Cost $2,000,000)(a)(i)      $  2,000,000   $  1,965,440
==========================================================================

                                                  SHARES
MONEY MARKET FUNDS-0.98%

Liquid Assets Portfolio-Institutional
  Class(n)                                        1,032,565      1,032,565
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(n)       1,032,565      1,032,565
==========================================================================
    Total Money Market Funds (Cost
      $2,065,130)                                                2,065,130
==========================================================================
TOTAL INVESTMENTS-107.68% (Cost $227,400,068)                  228,026,081
==========================================================================
OTHER ASSETS LESS LIABILITIES-(7.68%)                          (16,260,257)
==========================================================================
NET ASSETS-100.00%                                            $211,765,824
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

CARS     - Convertible Auction Rate Securities
Ctfs.    - Certificates
Deb.     - Debentures
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $217,669,366, which represented 102.79% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $32,674,977, which represented 15.43% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2006.
(d) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 7.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $7,101,220, which represented 3.35% of the Fund's Net Assets.
(f) Perpetual bond with no specified maturity date.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2006.
(j) Security purchased on a forward commitment basis.
(k) This security is subject to dollar roll transactions. See Note 1G.
(l) Dividend rate is redetermined annually. Rate shown is the rate in effect on January 31, 2006.
(m) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on January 31, 2006.
(n) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $225,334,938)      $225,960,951
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $2,065,130)                               2,065,130
===========================================================
     Total investments (cost $227,400,068)      228,026,081
===========================================================
Receivables for:
  Investments sold                                  690,183
-----------------------------------------------------------
  Fund shares sold                                2,019,209
-----------------------------------------------------------
  Dividends and interest                          2,799,262
-----------------------------------------------------------
  Principal paydowns                                 36,929
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,903
-----------------------------------------------------------
Other assets                                         42,713
===========================================================
     Total assets                               233,629,280
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          18,692,124
-----------------------------------------------------------
  Fund shares reacquired                          3,000,963
-----------------------------------------------------------
  Dividends                                          76,758
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                26,486
-----------------------------------------------------------
  Variation margin                                   14,539
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,619
-----------------------------------------------------------
Accrued transfer agent fees                          23,932
-----------------------------------------------------------
Accrued operating expenses                           27,035
===========================================================
     Total liabilities                           21,863,456
===========================================================
Net assets applicable to shares outstanding    $211,765,824
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $218,058,395
-----------------------------------------------------------
Undistributed net investment income                (107,508)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (6,553,537)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  368,474
===========================================================
                                               $211,765,824
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 29,872,980
___________________________________________________________
===========================================================
Class C                                        $139,301,917
___________________________________________________________
===========================================================
Class R                                        $    278,971
___________________________________________________________
===========================================================
Institutional Class                            $ 42,311,956
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,026,587
___________________________________________________________
===========================================================
Class C                                          14,119,774
___________________________________________________________
===========================================================
Class R                                              28,224
___________________________________________________________
===========================================================
Institutional Class                               4,285,869
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.87
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.87 divided by
       97.50%)                                 $      10.12
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       9.87
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $       9.88
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $       9.87
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 4,964,397
-------------------------------------------------------------------------
Dividends                                                         326,118
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       26,806
=========================================================================
    Total investment income                                     5,317,321
=========================================================================

EXPENSES:

Advisory fees                                                     476,793
-------------------------------------------------------------------------
Administrative services fees                                       42,539
-------------------------------------------------------------------------
Custodian fees                                                     22,358
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          36,527
-------------------------------------------------------------------------
  Class C                                                         854,636
-------------------------------------------------------------------------
  Class R                                                             513
-------------------------------------------------------------------------
Transfer agent fees-A, C and R                                    123,164
-------------------------------------------------------------------------
Transfer agent fees-Institutional                                     190
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          11,359
-------------------------------------------------------------------------
Other                                                             145,710
=========================================================================
    Total expenses                                              1,713,789
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (451,614)
=========================================================================
    Net expenses                                                1,262,175
=========================================================================
Net investment income                                           4,055,146
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          (570,298)
-------------------------------------------------------------------------
  Futures contracts                                              (435,357)
=========================================================================
                                                               (1,005,655)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          (350,486)
-------------------------------------------------------------------------
  Futures contracts                                               219,603
=========================================================================
                                                                 (130,883)
=========================================================================
Net gain (loss) from investment securities and futures
  contracts                                                    (1,136,538)
=========================================================================
Net increase in net assets resulting from operations          $ 2,918,608
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $ 4,055,146     $   6,830,374
-------------------------------------------------------------------------------------------
Net realized gain (loss) from investment securities and
  futures contracts                                            (1,005,655)         (879,066)
-------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities and futures contracts                    (130,883)         (503,979)
===========================================================================================
    Net increase in net assets resulting from operations        2,918,608         5,447,329
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (566,916)         (500,584)
-------------------------------------------------------------------------------------------
  Class C                                                      (3,003,382)       (6,800,555)
-------------------------------------------------------------------------------------------
  Class R                                                          (3,833)           (3,462)
-------------------------------------------------------------------------------------------
  Institutional Class                                            (795,566)         (688,086)
===========================================================================================
    Total distributions from net investment income             (4,369,697)       (7,992,687)
===========================================================================================
Share transactions-net:
  Class A                                                         803,106        22,462,638
-------------------------------------------------------------------------------------------
  Class C                                                     (63,463,312)     (112,324,053)
-------------------------------------------------------------------------------------------
  Class R                                                         122,300           147,673
-------------------------------------------------------------------------------------------
  Institutional Class                                           9,239,652        26,736,759
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (53,298,254)      (62,976,983)
===========================================================================================
    Net increase (decrease) in net assets                     (54,749,343)      (65,522,341)
===========================================================================================

NET ASSETS:

  Beginning of period                                         266,515,167       332,037,508
===========================================================================================
  End of period (including undistributed net investment
    income of $(107,508) and $207,043, respectively)          $211,765,824    $ 266,515,167
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM SHORT TERM BOND FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee income is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund

AIM SHORT TERM BOND FUND

     would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.60% (before distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2006, AIM waived fees of $197 and reimbursed $101,763 of class level expenses of Class A, Class C, and Class R in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $394.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $42,539.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $123,164 for Class A, Class C and Class R share classes and $190 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class C and Class R Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Effective February 1, 2006, ADI has contractually agreed to waive 0.50% of the Rule 12b-1 plan fees on Class C shares. Prior to February 1, 2006, ADI had agreed to waive up to 0.40% of Rule 12b-1 plan fees on Class C shares. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class C and Class R shares paid $36,527, $512,782 and $513, respectively, after ADI waived Plan fees of $341,854 for Class C shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended January 31, 2006, ADI advised the Fund that it retained $4,155 in front-end sales commissions from the sale of Class A shares and $3,616, $463 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

AIM SHORT TERM BOND FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/05          AT COST          FROM SALES       (DEPRECIATION)      01/31/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class              $  --         $28,470,190       $(27,437,625)         $  --          $1,032,565       $13,381        $  --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 --          28,470,190        (27,437,625)            --           1,032,565        13,425           --
==================================================================================================================================
  Total              $  --         $56,940,380       $(54,875,250)         $  --          $2,065,130       $26,806        $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,406.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $2,290 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM SHORT TERM BOND FUND

NOTE 7--FUTURES CONTRACTS

On January 31, 2006, $1,632,000 principal amount of U.S. corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                               NO. OF        MONTH/          VALUE        APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT      01/31/06      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                                       27       Sep-06/Long    $6,417,563       $ (33,885)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                                      113       Dec-06/Long    26,868,575        (143,028)
-----------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                                       47       Mar-07/Long    11,181,300         (26,510)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       178       Mar-06/Long    36,462,187         (57,577)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                        64       Mar-06/Long     6,767,000           3,461
=======================================================================================================================
                                                                                          $87,696,625      $(257,539)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2011                                                    $   20,292
-----------------------------------------------------------------------------
July 31, 2012                                                     1,787,880
-----------------------------------------------------------------------------
July 31, 2013                                                     1,424,485
=============================================================================
Total capital loss carryforward                                  $3,232,657
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006, was $97,127,094 and $140,073,089, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS}
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 2,239,600
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,613,587)
===============================================================================
Net unrealized appreciation of investment securities               $   626,013
_______________________________________________________________________________
===============================================================================


Investments have the same cost for tax and financial statement purposes.

AIM SHORT TERM BOND FUND

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                 JANUARY 31, 2006(A)               JULY 31, 2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,180,770    $ 11,692,312      3,864,615    $  38,583,896
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,542,813      15,269,190     10,930,116      109,271,630
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         15,909         157,489         24,842          248,518
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            998,792       9,892,263      3,183,852       31,804,425
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         47,178         467,367         40,537          404,392
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        252,914       2,501,090        573,960        5,727,379
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            383           3,791            339            3,380
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             80,373         795,185         68,922          687,221
========================================================================================================================
Reacquired:
  Class A                                                     (1,146,986)    (11,356,573)    (1,655,666)     (16,525,650)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (8,208,141)    (81,233,592)   (22,777,299)    (227,323,062)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (3,935)        (38,980)       (10,451)        (104,225)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (146,086)     (1,447,796)      (576,461)      (5,754,887)
========================================================================================================================
                                                              (5,386,016)   $(53,298,254)    (6,332,694)   $ (62,976,983)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.

AIM SHORT TERM BOND FUND


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                                                       APRIL 30, 2004
                                                              SIX MONTHS                                (DATE SALES
                                                                 ENDED              YEAR ENDED         COMMENCED) TO
                                                              JANUARY 31,            JULY 31,             JULY 31,
                                                                 2006                  2005                 2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.93               $ 10.01             $  10.03
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.18                  0.25(a)              0.05(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.05)                (0.04)               (0.00)
=====================================================================================================================
    Total from investment operations                               0.13                  0.21                 0.05
=====================================================================================================================
Less distributions from net investment income                     (0.19)                (0.29)               (0.07)
=====================================================================================================================
Net asset value, end of period                                 $   9.87               $  9.93             $  10.01
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                    1.36%                 2.14%                0.46%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 29,873               $29,250             $  6,971
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.86%(c)              0.86%                0.85%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.96%(c)              1.00%                0.96%(d)
=====================================================================================================================
Ratio of net investment income to average net assets               3.61%(c)              2.53%                1.92%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                           42%                  103%                 126%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $28,983,251.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

AIM SHORT TERM BOND FUND


                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                                                                                 AUGUST 30, 2002
                                                            SIX MONTHS              YEAR ENDED JULY 31,          (DATE OPERATIONS
                                                              ENDED           -------------------------------    COMMENCED) TO
                                                            JANUARY 31,                                            JULY 31,
                                                              2006                2005                 2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   9.93              $  10.01          $  10.02        $  10.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.16                  0.22(a)           0.16(a)         0.12(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.04)                (0.04)             0.08            0.14
=================================================================================================================================
    Total from investment operations                             0.12                  0.18              0.24            0.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.18)                (0.26)            (0.25)          (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                --                    --                --           (0.00)
=================================================================================================================================
    Total distributions                                         (0.18)                (0.26)            (0.25)          (0.25)
=================================================================================================================================
Net asset value, end of period                               $   9.87              $   9.93          $  10.01        $  10.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  1.19%                 1.79%             2.44%           2.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $139,302              $203,806          $318,282        $337,480
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.21%(c)              1.21%             1.20%           1.20%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.71%(c)              1.66%             1.61%           1.60%(d)
=================================================================================================================================
Ratio of net investment income to average net assets             3.26%(c)              2.18%             1.57%           1.28%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         42%                  103%              126%             88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $169,533,769.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

AIM SHORT TERM BOND FUND

                                                                                      CLASS R
                                                              -------------------------------------------------------
                                                                                                       APRIL 30, 2004
                                                              SIX MONTHS                                (DATE SALES
                                                                 ENDED                                 COMMENCED) TO
                                                              JANUARY 31,       YEAR ENDED JULY 31,       JULY 31,
                                                                 2006                  2005                 2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.94               $10.02              $  10.03
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16                 0.23(a)               0.04(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.04)               (0.04)                 0.01
=====================================================================================================================
    Total from investment operations                               0.12                 0.19                  0.05
=====================================================================================================================
Less distributions from net investment income                     (0.18)               (0.27)                (0.06)
=====================================================================================================================
Net asset value, end of period                                 $   9.88               $ 9.94              $  10.02
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                    1.23%                1.88%                 0.49%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $    279               $  158              $     11
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.11%(c)             1.11%                 1.10%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.21%(c)             1.16%                 1.11%(d)
=====================================================================================================================
Ratio of net investment income to average net assets               3.36%(c)             2.28%                 1.67%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                           42%                 103%                  126%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $203,619.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

AIM SHORT TERM BOND FUND


                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                                                       APRIL 30,
                                                                                                         2004
                                                              SIX MONTHS                               (DATE SALES
                                                                ENDED            YEAR ENDED            COMMENCED) TO
                                                              JANUARY 31,         JULY 31,             JULY 31,
                                                                2006                2005                 2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.93               $ 10.01             $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.19                  0.28(a)            0.05(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.04)                (0.04)             (0.00)
====================================================================================================================
    Total from investment operations                               0.15                  0.24               0.05
====================================================================================================================
Less distributions from net investment income                     (0.21)                (0.32)             (0.07)
====================================================================================================================
Net asset value, end of period                                  $  9.87               $  9.93             $10.01
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                    1.50%                 2.42%              0.52%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $42,312               $33,301             $6,773
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.59%(c)              0.57%              0.60%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.59%(c)              0.58%              0.61%(d)
====================================================================================================================
Ratio of net investment income to average net assets               3.88%(c)              2.82%              2.71%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                           42%                  103%               126%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $37,732,613.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of

AIM SHORT TERM BOND FUND

W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

AIM SHORT TERM BOND FUND
including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM SHORT TERM BOND FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                               INTERNATIONAL/GLOBAL EQUITY                    FIXED INCOME

AIM Aggressive Growth Fund(3)                AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM Floating Rate Fund
AIM Blue Chip Fund(3)                        AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)                               SECTOR EQUITY                   TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund          AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                             AIM Municipal Bond Fund
AIM Premier Equity Fund(4)                   AIM Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                  AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(4)             AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Technology Fund                         AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund             AIM Utilities Fund                          AIM Moderate Allocation Fund
AIM Weingarten Fund(3)                                                                   AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund
*Domestic equity and income fund
                                                                                               DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                                    ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

     If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.


AIMinvestments.com             STB-SAR-1                A I M Distributors, Inc.

                              [YOUR GOALS. OUR SOLUTIONS.]--REGISTERED TRADEMARK--
===============================================================================
Mutual   Retirement   Annuities    College    Separately   Offshore   Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                  Savings    Managed      Products   Management               --REGISTERED TRADEMARK--
                                   Plans      Accounts
===============================================================================

                                                      AIM TOTAL RETURN BOND FUND
                            Semiannual Report to Shareholders o January 31, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM TOTAL RETURN BOND FUND SEEKS TO ACHIEVE MAXIMUM TOTAL RETURN WITH THE PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          asset-backed securities), is compiled by      by and is the exclusive property and a
                                             Lehman Brothers, a global investment          service mark of Morgan Stanley Capital
o Class B shares are not available as an     bank.                                         International Inc. and Standard & Poor's.
investment for retirement plans
maintained pursuant to Section 401 of the    o The unmanaged LIPPER INTERMEDIATE           o Effective duration is a measure, as
Internal Revenue Code, including 401(k)      INVESTMENT GRADE DEBT FUND INDEX              estimated by a fund's portfolio managers,
plans, money purchase pension plans and      represents an average of the 30 largest       of a bond fund's price sensitivity to
profit sharing plans. Plans that had         intermediate investment grade bond funds      changes in interest rates. Weighted
existing accounts invested in Class B        tracked by Lipper, Inc., an independent       average effective maturity is a measure,
shares prior to September 30, 2003, will     mutual fund performance monitor.              as estimated by a fund's portfolio
continue to be allowed to make additional                                                  managers, of the length of time until the
purchases.                                   o The unmanaged MSCI WORLD INDEX is a         average security in a bond fund will
                                             group of global securities tracked by         mature or be redeemed by its issuer. Both
o Class R shares are available only to       Morgan Stanley Capital International.         measures take into account mortgage
certain retirement plans. Please see the                                                   prepayments, puts, adjustable coupons and
prospectus for more information.             o The unmanaged STANDARD & POOR'S             potential call dates.
                                             COMPOSITE INDEX OF 500 STOCKS (the S&P
PRINCIPAL RISKS OF INVESTING IN THE FUND     500--Registered Trademark-- Index) is an      The Fund provides a complete list of its
                                             index of common stocks frequently used as     holdings four times in each fiscal year,
o The Fund may invest up to 25% of its       a general measure of U.S. stock market        at the quarter-ends. For the second and
assets in the securities of non-U.S.         performance.                                  fourth quarters, the lists appear in the
issuers. International investing presents                                                  Fund's semiannual and annual reports to
certain risks not associated with            o The Fund is not managed to track the        shareholders. For the first and third
investing solely in the United States.       performance of any particular index,          quarters, the Fund files the lists with
These include risks relating to              including the indexes defined here, and       the Securities and Exchange Commission
fluctuations in the value of the U.S.        consequently, the performance of the Fund     (SEC) on Form N-Q. The most recent list
dollar relative to the values of other       may deviate significantly from the            of portfolio holdings is available at
currencies, the custody arrangements made    performance of the indexes.                   AIMinvestments.com. From our home page,
for the Fund's foreign holdings,                                                           click on Products & Performance, then
differences in accounting, political         o A direct investment cannot be made in       Mutual Funds, then Fund Overview. Select
risks and the lesser degree of public        an index. Unless otherwise indicated,         your Fund from the drop-down menu and
information required to be provided by       index results include reinvested              click on Complete Quarterly Holdings.
non-U.S. companies.                          dividends, and they do not reflect sales      Shareholders can also look up the Fund's
                                             charges. Performance of an index of funds     Forms N-Q on the SEC's Web site at
o U.S. Treasury securities such as bills,    reflects fund expenses; performance of a      sec.gov. Copies of the Fund's Forms N-Q
notes and bonds offer a high degree of       market index does not.                        may be reviewed and copied at the SEC's
safety, and they guarantee the payment of                                                  Public Reference Room at 450 Fifth
principal and any applicable interest if     OTHER INFORMATION                             Street, N.W., Washington, D.C.
held to maturity. Fund shares are not                                                      20549-0102. You can obtain information on
insured, and their value and yield will      o The returns shown in management's           the operation of the Public Reference
vary with market conditions.                 discussion of Fund performance are based      Room, including information about
                                             on net asset values calculated for            duplicating fee charges, by calling
o The Fund may invest a portion of its       shareholder transactions. Generally           202-942-8090 or 800-732-0330, or by
assets in mortgage-backed securities,        accepted accounting principles require        electronic request at the following
which may lose value if mortgages are        adjustments to be made to the net assets      e-mail address: publicinfo@sec.gov. The
prepaid in response to falling interest      of the Fund at period end for financial       SEC file numbers for the Fund are
rates.                                       reporting purposes, and as such, the net      811-05686 and 033-39519.
                                             asset values for shareholder transactions
ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset      A description of the policies and
                                             values may differ from the net asset          procedures that the Fund uses to
o The unmanaged LEHMAN BROTHERS U.S.         values and returns reported in the            determine how to vote proxies relating to
AGGREGATE BOND INDEX (the Lehman             Financial Highlights.                         portfolio securities is available without
Aggregate Index), which represents the                                                     charge, upon request, from our Client
U.S. investment-grade fixed-rate bond        o Industry classifications used in this       Services department at 800-959-4246 or on
market (including government and             report are generally according to the         the AIM Web site, AIMinvestments.com. On
corporate securities, mortgage               Global Industry Classification Standard,      the home page, scroll down and click on
pass-through securities and                  which was developed                           AIM Funds Proxy Policy. The information
                                                                                           is also available on the SEC Web site,
                                                                                           sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

======================================================================================     =========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class A Shares                     TBRAX
                                                                                           Class B Shares                     TBRDX
======================================================================================     Class C Shares                     TBRCX
                                                                                           Class R Shares                     TBRRX

                                                                                           =========================================

NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE

AIMInvestments.com

AIM TOTAL RETURN BOND FUND

                     DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                     Although many concerns weighed on investors minds during
                     the six months covered by this report, stocks and bonds
    [GRAHAM          posted gains for the period. The S&P 500 Index, frequently
     PHOTO]          cited as a benchmark for U.S. stock market performance,
                     returned 4.67%. Results for international stocks were more impressive, with the MSCI World Index gaining 11.29%. Bond returns were more modest, as the Lehman Brothers U.S.
                     Aggregate Bond Index gained 0.84%.
  ROBERT H. GRAHAM
                        Within equity indexes, there was a good deal of
                     variation in the performance of different sectors and
                     markets. Energy outperformed other sectors of the S&P 500
                     Index, reflecting higher oil and gas prices.
   [WILLIAMSON       Internationally, emerging markets produced more attractive
      PHOTO]         results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                        Bond performance also varied, with short- and MARK H. WILLIAMSON intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and municipal bonds also were among the better-performing segments of the fixed-income market.

                        A number of key developments affected markets and the
                     economy during the reporting period:

                        o Hurricane Katrina, which devastated New Orleans in
                          August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                        o The Federal Reserve Board (the Fed) continued its
                          tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                        o Gasoline prices, which soared to a nationwide average
                          of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 70 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                        o In 2005, the economy created 2 million new jobs,
                          although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                        For a discussion of the specific market conditions that
                     affected your Fund and how your Fund was managed during the reporting period, please turn to Page 3.

                     YOUR FUND

                     Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help
                     you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                     Sincerely,

                     /S/ ROBERT H. GRAHAM             /S/ MARK H. WILLIAMSON

                     Robert H. Graham                 Mark H. Williamson
                     President & Vice Chair,          President,
                     AIM Funds                        A I M Advisors, Inc.

                     March 21, 2006

                     AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TOTAL RETURN BOND FUND

                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     Having completed a year of transition and change at AIM
                     Funds--as well as my first full year as your board's
    [CROCKETT        independent chair--I can assure you that shareholder
      PHOTO]         interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working
 BRUCE L. CROCKETT   for you. An independent chair can help lead to unbiased
                     decisions and eliminate potential conflicts.

                        Some highlights of 2005 board activity:

                        o Board approval of voluntary fee reductions, which are
                          saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Board approval for the merger of 14 funds into other
                          AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                        o Board approval for portfolio management changes at 11
                          funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                        In 2006, your board will continue to focus on reducing
                     costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who is retiring this year.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /S/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds

                     March 21, 2006

AIM TOTAL RETURN BOND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                   In evaluating the credit quality of a
                                                                                           security, we conduct our own internal
======================================================================================     credit analysis using research from
                                                                                           various rating agencies, Wall Street
PERFORMANCE SUMMARY                          =========================================     analysts and other third-party vendors.

For the six months ended January 31,         FUND VS. INDEXES                                 We consider selling a bond when:
2006, Class A shares of AIM Total Return
Bond Fund, excluding sales charges,          TOTAL RETURNS, 7/31/05--1/31/06,              o It becomes fully valued according to
performed in line with the Fund's broad      EXCLUDING APPLICABLE SALES CHARGES. IF        our analysis
market and style-specific index. Please      SALES CHARGES WERE INCLUDED, RETURNS
turn to Page 5 for your Fund's long-term     WOULD BE LOWER.                               o Overall market and economic trends
performance.                                                                               indicate that sector emphasis should be
                                             Class A Shares                     0.95%      changed
   Rising short-term interest rates and      Class B Shares                     0.47
the flattening of the yield curve (the       Class C Shares                     0.47       o Fundamentals, such as credit quality
range of yields--short- to long-term--as     Class R Shares                     0.82       ratings, or technicals, such as
plotted on a graph) created a difficult      Lehman Brothers U.S. Aggregate                supply/demand, deteriorate for an
period for bonds as a whole. The Fund's      Bond Index (Broad Market and                  individual issuer or a sector
performance was helped by its broad          Style-specific Index)              0.84
diversification, its investment in           Lipper Intermediate Investment                MARKET CONDITIONS AND YOUR FUND
Treasury bonds and its avoidance of          Grade Debt Fund Index
long-maturity automobile company bonds.      (Peer Group Index)                 0.80       Over the reporting period, the Federal
                                                                                           Reserve Board (the Fed) raised its
                                             SOURCE: LIPPER INC.                           federal funds target rate five times, in
                                                                                           increments of 25 basis points (0.25%).
                                             =========================================     The federal funds rate is the interest
                                                                                           rate at which depository institutions
======================================================================================     lend money overnight to one another from
                                                                                           their Federal Reserve balances. This key
HOW WE INVEST                                   We look for potential investments in       interest rate rose from 3.25% at the
                                             all sectors of the investment-grade bond      beginning of the reporting period to
Our goal is to provide investors with an     market including: U.S. Treasury bonds,        4.50% at its close in response to
actively managed portfolio of                U.S. government agency bonds, corporate       evidence of an expanding economy and
investment-grade bonds that has the risk     bonds and mortgage-backed securities. We      concern about potential inflation.
characteristics of the Lehman Brothers       make allocation decisions based on our
U.S. Aggregate Bond Index. Our investment    total return outlook among the different         This monetary tightening particularly
process involves both top-down analysis,     areas of the domestic investment-grade        affected the interest rates of short-term
which takes account of overall economic      bond market.                                  Treasuries. What then Fed Chairman Alan
and market trends, and bottom-up                                                           Greenspan described as a "conundrum" was
analysis, which includes an evaluation of       We use U.S. bond futures which can be      the fact that long-term Treasury rates
individual bond issuers. Our total return    an effective and efficient way to gain        did not respond to the committee's
approach focuses on both income and          exposure to the U.S. Treasury market as       actions as they have in the past. In
capital appreciation, rather than income     well to manage the Fund's duration.           fact, by the end of 2005, yields on
alone.                                                                                     long-maturity Treasuries were lower than
                                                                                           they were before this round of monetary

                                                                                                                         (continued)

========================================     ========================================      ========================================

PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                  TOTAL NET ASSETS          $266.8 MILLION
By investment type                            1. Federal National Mortgage
U.S. Bonds & Notes                 66.9%         Association (FNMA)             21.3%      TOTAL NUMBER OF HOLDINGS*            378
U.S. Mortgage-Backed Securities    37.3       2. Federal Home Loan Mortgage
International Bonds & Notes        13.6          Corp. (FHLMC)                  14.2       The Fund's holdings are subject to
Domestic Asset-Backed Securities    5.4       3. Ford Motor Credit Co.           3.7       change, and there is no assurance that
Preferred Stocks                    2.7       4. Government National Mortgage              the Fund will continue to hold any
U.S. Government Agency Securities   1.3         Association (GNMA)               2.8       particular security.
U.S. Treasury Securities            0.6       5. Time Warner Cos., Inc.          2.6
International Asset-Backed                    6. Comcast Corp.                   2.6       *Excluding money market fund holdings.
Securities                          0.5       7. Husky Oil Ltd. (Canada)         2.1
Money Market Funds                            8. Cendant Corp.                   1.7
Plus Other Assets Less                        9. NCS Pearson Inc.                1.6
Liabilities                       -28.3      10. British Sky Broadcasting Group
                                                 PLC (United Kingdom)            1.5

========================================     ========================================      ========================================

AIM TOTAL RETURN BOND FUND

tightening began, and the difference in      November and again in January, finishing                         JAN FRIEDLI, senior
yield between three-month and 30-year        ahead of comparable dated Treasuries. Our          [FRIEDLI      portfolio manager, is
Treasuries was less than 50 basis points     mortgage-backed investments helped to               PHOTO]       lead manager of AIM
(0.50%).                                     diversify the portfolio and reduce risk.                         Total Return Bond
                                                                                                              Fund. He joined AIM in
   In comparison to U.S. Treasuries, U.S.       Our allocation to investment-grade         1999. Prior to coming to AIM, he worked
government agency bonds and                  corporate bonds, while shorter in             as a fixed-income portfolio manager and
mortgage-backed securities outperformed,     duration than the index, had a slightly       an international bond and currency
while investment-grade corporate bonds       negative impact on the Fund's                 trader. A native of Switzerland, Mr.
suffered because of the downgrading of       performance, as corporate bonds               Friedli graduated cum laude from
General Motors and FORD to junk status.      underperformed Treasuries and                 Villanova University with a B.S. in
Corporate spreads (the difference between    mortgage-backed securities over the           computer science and earned an M.B.A.
the yield of a corporate bond and a          reporting period.                             with honors from the University of
comparable-dated Treasury) widened,                                                        Chicago.
resulting in corporate bonds                 IN CLOSING
underperforming U.S. Treasury bonds.                                                                          SCOT W. JOHNSON,
                                             As the close of the reporting period              [JOHNSON       Chartered Financial
   During the period, we increased our       approached, we were managing the Fund               PHOTO]       Analyst, senior
exposure to corporate bonds and the          with the belief that the yield curve was                         portfolio manager, is
Fund's holdings of mortgage-backed           likely to be relatively flat for most of                         manager of AIM Total
securities increased.                        2006. Historically, the yield curve has       Return Bond Fund. Mr. Johnson joined AIM
                                             become more normal, or steeper, when the      in 1994. He received both a B.A. in
   We performed in line with our             Fed has ended short-term interest rate        economics and an M.B.A. in finance from
style-specific index by broadly              increases. We continue to believe that        Vanderbilt University.
diversifying our investments by duration     bond funds are an important part of a
and sectors. Strategies that enhanced        well-diversified investment portfolio.        Assisted by the Taxable Investment Grade
Fund performance during the six-month        Thank you for investing in AIM Total          Bond Team
period included:                             Return Bond Fund and for sharing our
                                             long-term investment horizon.
o Keeping the Fund's duration shorter or
about the same as the index for most of      The views and opinions expressed in
the period, but adding more long-duration    management's discussion of Fund
bonds near the end of the period. Doing      performance are those of A I M Advisors,
so benefited Fund performance because        Inc. These views and opinions are subject
long-term bond prices rose (and yields       to change at any time based on factors
fell) at the end of the reporting period.    such as market and economic conditions.
"Duration" is a measure of a debt            These views and opinions may not be
security's sensitivity to interest rate      relied upon as investment advice or
changes, expressed in terms of years.        recommendations, or as an offer for a
Longer durations usually are more            particular security. The information is
sensitive to interest rate movements.        not a complete analysis of every aspect
                                             of any market, country, industry,
o Using a "barbell" approach--buying more    security or the Fund. Statements of fact
short- and long-duration bonds instead of    are from sources considered reliable, but
intermediate-duration bonds                  A I M Advisors, Inc. makes no
                                             representation or warranty as to their
o Maintaining a slightly overweight          completeness or accuracy. Although
position in U.S. Treasury bonds, which,      historical performance is no guarantee of
as noted previously, outperformed            future results, these insights may help
corporates most notably during the latter    you understand our investment management
part of the reporting period                 philosophy.

o Avoiding long-dated automobile bonds,             See important Fund and index
which were one of the worst performing            disclosures inside front cover.
sectors in the Lehman Aggregate Index

o Being slightly underweight in
mortgage-backed securities, but
increasing the position to a neutral
stance relative to the Fund's index
weighting near the close of the reporting
period, had a slightly positive effect on
the Fund's performance. Even though                                                                 [RIGHT ARROW GRAPHIC]
mortgage-backed securities underperformed
during the early part of the period, they                                                  FOR A PRESENTATION OF YOUR FUND'S
staged a rally in late                                                                     LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM TOTAL RETURN BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/06, including applicable sales    As of 12/31/05, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (12/31/01)               3.86%     Inception (12/31/01)               3.90%
  1 Year                          -2.49        1 Year                          -2.22

CLASS B SHARES                               CLASS B SHARES
Inception (12/31/01)               3.87%     Inception (12/31/01)               3.73%
  1 Year                          -3.45        1 Year                          -3.09

CLASS C SHARES                               CLASS C SHARES
Inception (12/31/01)               4.30%     Inception (12/31/01)               4.40%
  1 Year                           0.49        1 Year                           0.97

CLASS R SHARES                               CLASS R SHARES
Inception (4/30/04)                4.85%     Inception (4/30/04)                4.95%
  1 Year                           1.98        1 Year                           2.47

=========================================    =========================================


   THE PERFORMANCE DATA QUOTED REPRESENT     TINGENT DEFERRED SALES CHARGE (CDSC) FOR
PAST PERFORMANCE AND CANNOT GUARANTEE        THE PERIOD INVOLVED. THE CDSC ON CLASS B
COMPARABLE FUTURE RESULTS; CURRENT           SHARES DECLINES FROM 5% BEGINNING AT THE
PERFORMANCE MAY BE LOWER OR HIGHER.          TIME OF PURCHASE TO 0% AT THE BEGINNING
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      OF THE SEVENTH YEAR. THE CDSC ON CLASS C
MOST RECENT MONTH-END PERFORMANCE.           SHARES IS 1% FOR THE FIRST YEAR AFTER
PERFORMANCE FIGURES REFLECT REINVESTED       PURCHASE. CLASS R SHARES DO NOT HAVE A
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    FRONT-END SALES CHARGE; RETURNS SHOWN ARE
AND THE EFFECT OF THE MAXIMUM SALES          AT NET ASSET VALUE AND DO NOT REFLECT A
CHARGE UNLESS OTHERWISE STATED.              0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
PERFORMANCE FIGURES DO NOT REFLECT           REDEMPTION OF RETIREMENT PLAN ASSETS
DEDUCTION OF TAXES A SHAREHOLDER WOULD       WITHIN THE FIRST YEAR.
PAY ON FUND DISTRIBUTIONS OR SALE OF FUND
SHARES. INVESTMENT RETURN AND PRINCIPAL         THE PERFORMANCE OF THE FUND'S SHARE
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    CLASSES WILL DIFFER DUE TO DIFFERENT
A GAIN OR LOSS WHEN YOU SELL SHARES.         SALES CHARGE STRUCTURES AND CLASS
                                             EXPENSES.
   CLASS A SHARE PERFORMANCE REFLECTS THE
MAXIMUM 4.75% SALES CHARGE, AND CLASS B         HAD THE ADVISOR NOT WAIVED FEES AND/OR
AND CLASS C SHARE PERFORMANCE REFLECTS       REIMBURSED EXPENSES, PERFORMANCE WOULD
THE APPLICABLE CON-                          HAVE BEEN LOWER.

AIM TOTAL RETURN BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the      The hypothetical account values and
                                             period. Simply divide your account value      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account     actual ending account balance or expenses
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          you paid for the period. You may use this
costs, which may include sales charges       multiply the result by the number in the      information to compare the ongoing costs
(loads) on purchase payments; contingent     table under the heading entitled "Actual      of investing in the Fund and other funds.
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate      To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         the expenses you paid on your account         example with the 5% hypothetical examples
ongoing costs, including management fees;    during this period.                           that appear in the shareholder reports of
distribution and/or service fees (12b-1);                                                  the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your         PURPOSES                                         Please note that the expenses shown in
ongoing costs (in dollars) of investing                                                    the table are meant to highlight your
in the Fund and to compare these costs       The table below also provides information     ongoing costs only and do not reflect any
with ongoing costs of investing in other     about hypothetical account values and         transactional costs, such as sales
mutual funds. The example is based on an     hypothetical expenses based on the Fund's     charges (loads) on purchase payments,
investment of $1,000 invested at the         actual expense ratio and an assumed rate      contingent deferred sales charges on
beginning of the period and held for the     of return of 5% per year before expenses,     redemptions, and redemption fees, if any.
entire period August 1, 2005, through        which is not the Fund's actual return.        Therefore, the hypothetical information
January 31, 2006.                            The Fund's actual cumulative total            is useful in comparing ongoing costs
                                             returns at net asset value after expenses     only, and will not help you determine the
ACTUAL EXPENSES                              for the six months ended January 31,          relative total costs of owning different
                                             2006, appear in the table "Fund vs.           funds. In addition, if these
The table below provides information         Indexes" on Page 3.                           transactional costs were included, your
about actual account values and actual                                                     costs would have been higher.
expenses. You may use the information in
this table, together with the amount you
invested, to esti-

===================================================================================================================================

                                                 ACTUAL                             HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING           EXPENSES             ENDING           EXPENSES         ANNUALIZED
 SHARE         ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE       PAID DURING         EXPENSE
 CLASS            (8/1/05)           (1/31/06)(1)        PERIOD(2)           (1/31/06)         PERIOD(2)           RATIO
   A             $ 1,000.00           $ 1,009.50           $ 5.12           $ 1,020.11          $ 5.14             1.01%
   B               1,000.00             1,004.70             8.89             1,016.33            8.94             1.76
   C               1,000.00             1,004.70             8.89             1,016.33            8.94             1.76
   R               1,000.00             1,008.20             6.38             1,018.85            6.41             1.26

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2006, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

                                                                                               [ARROW
                                                                                                BUTTON   For More Information Visit
                                                                                                IMAGE]       AIMinvestments.com

AIM TOTAL RETURN BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      o The quality of services to be provided      o Fees relative to those of comparable
Securities Funds (the "Board") oversees      by AIM. The Board reviewed the                funds with other advisors. The Board
the management of AIM Total Return Bond      credentials and experience of the             reviewed the advisory fee rate for the
Fund (the "Fund") and, as required by        officers and employees of AIM who will        Fund under the Advisory Agreement. The
law, determines annually whether to          provide investment advisory services to       Board compared effective contractual
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     advisory fee rates at a common asset
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         level and noted that the Fund's rate was
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              below the median rate of the funds
recommendation of the Investments            qualifications of AIM's investment            advised by other advisors with investment
Committee of the Board, at a meeting held    personnel and considered such issues as       strategies comparable to those of the
on June 30, 2005, the Board, including       AIM's portfolio and product review            Fund that the Board reviewed. The Board
all of the independent trustees, approved    process, various back office support          noted that AIM has agreed to limit the
the continuance of the advisory agreement    functions provided by AIM and AIM's           Fund's total annual operating expenses,
(the "Advisory Agreement") between the       equity and fixed income trading               as discussed below. Based on this review,
Fund and AIM for another year, effective     operations. Based on the review of these      the Board concluded that the advisory fee
July 1, 2005.                                and other factors, the Board concluded        rate for the Fund under the Advisory
                                             that the quality of services to be            Agreement was fair and reasonable.
   The Board considered the factors          provided by AIM was appropriate and that
discussed below in evaluating the            AIM currently is providing satisfactory       o Expense limitations and fee waivers.
fairness and reasonableness of the           services in accordance with the terms of      The Board noted that AIM has
Advisory Agreement at the meeting on June    the Advisory Agreement.                       contractually agreed to waive fees and/or
30, 2005 and as part of the Board's                                                        limit expenses of the Fund through July
ongoing oversight of the Fund. In their      o The performance of the Fund relative to     31, 2005 in an amount necessary to limit
deliberations, the Board and the             comparable funds. The Board reviewed the      total annual operating expenses to a
independent trustees did not identify any    performance of the Fund during the past       specified percentage of average daily net
particular factor that was controlling,      one and three calendar years against the      assets for each class of the Fund. In
and each trustee attributed different        performance of funds advised by other         addition, the Board noted that AIM has
weights to the various factors.              advisors with investment strategies           voluntarily agreed to waive fees and/or
                                             comparable to those of the Fund. The          limit expenses of the Fund in an amount
   One of the responsibilities of the        Board noted that the Fund's performance       necessary to limit total annual operating
Senior Officer of the Fund, who is           for the one year period was above the         expenses to a specified percentage of
independent of AIM and AIM's affiliates,     median performance of such comparable         average daily net assets for each class
is to manage the process by which the        funds and was below the median                of the Fund that is lower than the
Fund's proposed management fees are          performance of comparable funds for the       contractual agreement. The Board
negotiated to ensure that they are           three year period. Based on this review,      considered the contractual and voluntary
negotiated in a manner which is at arm's     the Board concluded that no changes           nature of these fee waivers/expense
length and reasonable. To that end, the      should be made to the Fund and that it        limitations and noted that the
Senior Officer must either supervise a       was not necessary to change the Fund's        contractual agreement remains in effect
competitive bidding process or prepare an    portfolio management team at this time.       through July 31, 2005 and the voluntary
independent written evaluation. The                                                        agreement can be terminated at any time
Senior Officer has recommended an            o The performance of the Fund relative to     by AIM without further notice to
independent written evaluation in lieu of    indices. The Board reviewed the               investors. The Board considered the
a competitive bidding process and, upon      performance of the Fund during the past       effect these fee waivers/expense
the direction of the Board, has prepared     one and three calendar years against the      limitations would have on the Fund's
such an independent written evaluation.      performance of the Lipper Intermediate        estimated expenses and concluded that the
Such written evaluation also considered      Investment Grade Index. The Board noted       levels of fee waivers/expense limitations
certain of the factors discussed below.      that the Fund's performance in such           for the Fund were fair and reasonable.
In addition, as discussed below, the         periods was comparable to the performance
Senior Officer made certain                  of such Index. Based on this review, the      o Breakpoints and economies of scale. The
recommendations to the Board in              Board concluded that no changes should be     Board reviewed the structure of the
connection with such written evaluation.     made to the Fund and that it was not          Fund's advisory fee under the Advisory
                                             necessary to change the Fund's portfolio      Agreement, noting that it includes two
   The discussion below serves as a          management team at this time.                 breakpoints. The Board reviewed the level
summary of the Senior Officer's                                                            of the Fund's advisory fees, and noted
independent written evaluation and           o Meeting with the Fund's portfolio           that such fees, as a percentage of the
recommendations to the Board in              managers and investment personnel. With       Fund's net assets, would decrease as net
connection therewith, as well as a           respect to the Fund, the Board is meeting     assets increase because the Advisory
discussion of the material factors and       periodically with such Fund's portfolio       Agreement includes breakpoints. The Board
the conclusions with respect thereto that    managers and/or other investment              noted that, due to the Fund's current
formed the basis for the Board's approval    personnel and believes that such              asset levels and the way in which the
of the Advisory Agreement. After             individuals are competent and able to         advisory fee breakpoints have been
consideration of all of the factors below    continue to carry out their                   structured, the Fund has yet to benefit
and based on its informed business           responsibilities under the Advisory           from the breakpoints. The Board concluded
judgment, the Board determined that the      Agreement.                                    that the Fund's fee levels under the
Advisory Agreement is in the best                                                          Advisory Agreement therefore would
interests of the Fund and its                o Overall performance of AIM. The Board       reflect economies of scale at higher
shareholders and that the compensation to    considered the overall performance of AIM     asset levels and that it was not
AIM under the Advisory Agreement is fair     in providing investment advisory and          necessary to change the advisory fee
and reasonable and would have been           portfolio administrative services to the      breakpoints in the Fund's advisory fee
obtained through arm's length                Fund and concluded that such performance      schedule.
negotiations.                                was satisfactory.
                                                                                           o Investments in affiliated money market
o The nature and extent of the advisory      o Fees relative to those of clients of        funds. The Board also took into account
services to be provided by AIM. The Board    AIM with comparable investment                the fact that uninvested cash and cash
reviewed the services to be provided by      strategies. The Board noted that AIM does     collateral from securities lending
AIM under the Advisory Agreement. Based      not serve as an advisor to other mutual       arrangements (collectively, "cash
on such review, the Board concluded that     funds or other clients with investment        balances") of the Fund may be invested in
the range of services to be provided by      strategies comparable to those of the         money market funds advised by AIM
AIM under the Advisory Agreement was         Fund.                                         pursuant to the terms of an SEC exemptive
appropriate and that AIM currently is                                                      order. The Board found that the Fund may
providing services in accordance with the                                                  realize certain benefits upon investing
terms of the Advisory Agreement.                                                           cash balances in AIM

                                                                                                                         (continued)

AIM TOTAL RETURN BOND FUND

advised money market funds, including a      o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
higher net return, increased liquidity,      Board considered the benefits realized by     determining whether to continue the
increased diversification or decreased       AIM as a result of brokerage transactions     Advisory Agreement for the Fund, the
transaction costs. The Board also found      executed through "soft dollar"                Board considered the fact that AIM, along
that the Fund will not receive reduced       arrangements. Under these arrangements,       with others in the mutual fund industry,
services if it invests its cash balances     brokerage commissions paid by the Fund        is subject to regulatory inquiries and
in such money market funds. The Board        and/or other funds advised by AIM are         litigation related to a wide range of
noted that, to the extent the Fund           used to pay for research and execution        issues. The Board also considered the
invests in affiliated money market funds,    services. This research is used by AIM in     governance and compliance reforms being
AIM has voluntarily agreed to waive a        making investment decisions for the Fund.     undertaken by AIM and its affiliates,
portion of the advisory fees it receives     The Board concluded that such                 including maintaining an internal
from the Fund attributable to such           arrangements were appropriate.                controls committee and retaining an
investment. The Board further determined                                                   independent compliance consultant, and
that the proposed securities lending         o AIM's financial soundness in light of       the fact that AIM has undertaken to cause
program and related procedures with          the Fund's needs. The Board considered        the Fund to operate in accordance with
respect to the lending Fund is in the        whether AIM is financially sound and has      certain governance policies and
best interests of the lending Fund and       the resources necessary to perform its        practices. The Board concluded that these
its respective shareholders. The Board       obligations under the Advisory Agreement,     actions indicated a good faith effort on
therefore concluded that the investment      and concluded that AIM has the financial      the part of AIM to adhere to the highest
of cash collateral received in connection    resources necessary to fulfill its            ethical standards, and determined that
with the securities lending program in       obligations under the Advisory Agreement.     the current regulatory and litigation
the money market funds according to the                                                    environment to which AIM is subject
procedures is in the best interests of       o Historical relationship between the         should not prevent the Board from
the lending Fund and its respective          Fund and AIM. In determining whether to       continuing the Advisory Agreement for the
shareholders.                                continue the Advisory Agreement for the       Fund.
                                             Fund, the Board also considered the prior
o Independent written evaluation and         relationship between AIM and the Fund, as
recommendations of the Fund's Senior         well as the Board's knowledge of AIM's
Officer. The Board noted that, upon their    operations, and concluded that it was
direction, the Senior Officer of the Fund    beneficial to maintain the current
had prepared an independent written          relationship, in part, because of such
evaluation in order to assist the Board      knowledge. The Board also reviewed the
in determining the reasonableness of the     general nature of the non-investment
proposed management fees of the AIM          advisory services currently performed by
Funds, including the Fund. The Board         AIM and its affiliates, such as
noted that the Senior Officer's written      administrative, transfer agency and
evaluation had been relied upon by the       distribution services, and the fees
Board in this regard in lieu of a            received by AIM and its affiliates for
competitive bidding process. In              performing such services. In addition to
determining whether to continue the          reviewing such services, the trustees
Advisory Agreement for the Fund, the         also considered the organizational
Board considered the Senior Officer's        structure employed by AIM and its
written evaluation and the recommendation    affiliates to provide those services.
made by the Senior Officer to the Board      Based on the review of these and other
that the Board consider implementing a       factors, the Board concluded that AIM and
process to assist them in more closely       its affiliates were qualified to continue
monitoring the performance of the AIM        to provide non-investment advisory
Funds. The Board concluded that it would     services to the Fund, including
be advisable to implement such a process     administrative, transfer agency and
as soon as reasonably practicable.           distribution services, and that AIM and
                                             its affiliates currently are providing
o Profitability of AIM and its               satisfactory non-investment advisory
affiliates. The Board reviewed               services.
information concerning the profitability
of AIM's (and its affiliates') investment
advisory and other activities and its
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/06

AIM TOTAL RETURN BOND FUND

                                             =========================================

INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     INSTITUTIONAL CLASS SHARES HAVE NO
                                             For periods ended 1/31/06                     SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been                                                         AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class      Inception                          5.22%      CLASS SHARES WILL DIFFER FROM PERFORMANCE
shareholders with a performance overview       1 Year                           2.61       OF OTHER SHARE CLASSES DUE TO DIFFERING
specific to their holdings. Institutional      6 Months*                        1.09       SALES CHARGES AND CLASS EXPENSES.
Class shares are offered exclusively to
institutional investors, including           =========================================        PLEASE NOTE THAT PAST PERFORMANCE IS
defined contribution plans that meet                                                       NOT INDICATIVE OF FUTURE RESULTS. MORE
certain criteria.                            AVERAGE ANNUAL TOTAL RETURNS                  RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                           THOSE SHOWN. ALL RETURNS ASSUME
                                             For periods ended 12/31/05, most recent       REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             calendar quarter-end                          INVESTMENT RETURN AND PRINCIPAL VALUE
                                                                                           WILL FLUCTUATE SO YOUR SHARES, WHEN
                                             Inception                          5.31%      REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                               1 Year                           3.00       THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                               6 Months*                        0.27       INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                           PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             *Cumulative total return that has not         MORE INFORMATION. FOR THE MOST CURRENT
                                             been annualized                               MONTH-END PERFORMANCE, PLEASE CALL
                                                                                           800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             =========================================
                                                                                              HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             INSTITUTIONAL CLASS SHARES' INCEPTION         REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             DATE IS APRIL 30, 2004. RETURNS SINCE         HAVE BEEN LOWER.
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12B-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             2001.

=========================================

NASDAQ SYMBOL                       TBRIX

=========================================

                                                                                       Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                 TRB-INS-2            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for         The hypothetical account values and
                                             example, an $8,600 account value divided      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the           actual ending account balance or expenses
ongoing costs, including management fees     result by the number in the table under       you paid for the period. You may use this
and other Fund expenses. This example is     the heading entitled "Actual Expenses         information to compare the ongoing costs
intended to help you understand your         Paid During Period" to estimate the           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      expenses you paid on your account during      To do so, compare this 5% hypothetical
in the Fund and to compare these costs       this period.                                  example with the 5% hypothetical examples
with ongoing costs of investing in other                                                   that appear in the shareholder reports of
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON           the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                      Please note that the expenses shown in
entire period August 1, 2005, through        The table below also provides information     the table are meant to highlight your
January 31, 2006.                            about hypothetical account values and         ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's     hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate      comparing ongoing costs only, and will
                                             of return of 5% per year before expenses,     not help you determine the relative total
The table below provides information         which is not the Fund's actual return.        costs of owning different funds.
about actual account values and actual       The Fund's actual cumulative total return
expenses. You may use the information in     after expenses for the six months ended
this table, together with the amount you     January 31, 2006, appears in the table on
invested, to estimate the expenses that      the front of this supplement.
you paid over the period. Simply

===================================================================================================================================

                                                        ACTUAL                             HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING               ENDING            EXPENSES            ENDING            EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE        PAID DURING        EXPENSE
    CLASS               (8/1/05)            (1/31/06)(1)         PERIOD(2)          (1/31/06)          PERIOD(2)          RATIO
Institutional          $ 1,000.00            $ 1,010.90            $ 3.65           $ 1,021.58           $ 3.67           0.72%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2005, through January
    31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

AIMinvestments.com                 TRB-INS-2            A I M Distributors, Inc.

TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2006
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BONDS & NOTES-80.49%

AEROSPACE & DEFENSE-0.17%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes, 7.25%, 05/15/06(a)                    $  438,000   $    440,930
========================================================================

AIR FREIGHT & LOGISTICS-0.09%

FedEx Corp., Unsec. Gtd. Global Notes,
  6.88%, 02/15/06(a)                              250,000        250,165
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.99%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $238,542)(a)(b)        200,000        211,434
------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(a)                       725,000        724,471
------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
  7.00%, 11/01/06(a)                            1,220,000      1,235,811
------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(a)                       485,000        476,755
========================================================================
                                                               2,648,471
========================================================================

AUTO PARTS & EQUIPMENT-0.38%

BorgWarner Inc., Sr. Unsec. Notes, 7.00%,
  11/01/06(a)                                   1,000,000      1,012,520
========================================================================

AUTOMOBILE MANUFACTURERS-1.32%

DaimlerChrysler North America Holding Corp.,
  Gtd. Global Notes, 6.40%, 05/15/06(a)         1,676,000      1,682,218
------------------------------------------------------------------------
  Series D, Gtd. Floating Rate Medium
  Term Notes, 4.99%, 05/24/06(a)(c)             1,850,000      1,851,381
========================================================================
                                                               3,533,599
========================================================================

BROADCASTING & CABLE TV-8.03%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06(a)                                   3,935,000      3,992,372
------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes, 6.00%, 11/01/06(a)     288,000        290,290
------------------------------------------------------------------------
  Sr. Unsec. Notes, 3.13%, 02/01/07(a)          1,389,000      1,360,803
------------------------------------------------------------------------
Comcast Corp.,
  Sr. Notes, 8.30%, 05/15/06(a)                   610,000        615,539
------------------------------------------------------------------------
  Sr. Sub. Deb., 10.63%, 07/15/12(a)              470,000        577,621
------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.88%, 02/15/06(a)            850,000        850,544
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06(a)    3,135,000      3,212,027
------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(a)                                   1,340,000      1,723,964
------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  7.75%, 08/15/06(a)                            2,100,000      2,129,736
------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 10/03/05-11/14/05; Cost
  $3,855,441)(a)(b)(d)                          3,720,000      3,816,199
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06(a)                                  $1,845,000   $  1,846,033
------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Deb., 8.38%, 03/15/23(a)             860,000        998,486
========================================================================
                                                              21,413,614
========================================================================

CASINOS & GAMING-0.34%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes, 8.50%, 11/15/06(a)                       150,000        153,805
------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(a)                730,000        747,578
========================================================================
                                                                 901,383
========================================================================

COMMERCIAL PRINTING-0.23%

Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(a)                                     620,000        611,177
========================================================================

COMMUNICATIONS EQUIPMENT-0.96%

Telecomunicaciones de Puerto Rico, Inc.
  (Puerto Rico), Sr. Unsec. Gtd. Sub. Global
  Notes, 6.65%, 05/15/06(a)                     2,560,000      2,570,112
========================================================================

CONSUMER ELECTRONICS-0.56%

Koninklijke (Royal) Philips Electronics N.V.
  (Netherlands), Yankee Notes, 8.38%,
  09/15/06(a)                                   1,470,000      1,499,547
========================================================================

CONSUMER FINANCE-5.46%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 5.80%, 02/01/27 (Acquired
  09/15/04-09/16/04; Cost $813,712)(a)(b)(c)      800,000        801,208
------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes, 7.25%, 05/01/06(a)          1,825,000      1,835,603
------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08(a)                175,000        182,786
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Medium Term Notes, 5.05%, 05/22/06(a)         1,000,000        995,120
------------------------------------------------------------------------
  Sr. Unsec. Notes, 4.95%, 01/15/08(a)          2,440,000      2,257,537
------------------------------------------------------------------------
  Unsec. Global Notes, 6.50%, 01/25/07(a)       3,170,000      3,154,118
------------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 02/01/06(a)       3,403,000      3,402,421
------------------------------------------------------------------------
General Motors Acceptance Corp., Floating
  Rate Medium Term Notes, 5.24%,
  05/18/06(a)(c)                                1,450,000      1,444,983
------------------------------------------------------------------------
MBNA America Bank N.A., Sr. Global Notes,
  6.50%, 06/20/06(a)                              487,000        489,742
========================================================================
                                                              14,563,518
========================================================================

DIVERSIFIED BANKS-2.14%

AB Spintab (Sweden), Bonds, 7.50%, (Acquired
  02/12/04; Cost $133,922)(a)(b)(e)               120,000        121,712
------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(e)                       100,000        104,260
------------------------------------------------------------------------

TOTAL RETURN BOND FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(b)      $   75,000   $     75,029
------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $1,126,818)(a)(b)                          900,000      1,142,550
------------------------------------------------------------------------
Bank Boston, N.A., Sub. Notes, 7.38%,
  09/15/06(a)                                      15,000         15,212
------------------------------------------------------------------------
BankAmerica Corp., Unsec. Sub. Notes, 7.13%,
  03/01/09(a)                                      50,000         52,950
------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $379,629)(a)(b)                            300,000        324,729
------------------------------------------------------------------------
Corporacion Andina de Fomento, Unsec. Global
  Notes, 6.88%, 03/15/12(a)                       600,000        649,026
------------------------------------------------------------------------
Credit Suisse First Boston, Inc., Sub. Medium
  Term Notes, 7.75%, 05/15/06 (Acquired
  04/06/05; Cost $207,902)(a)(b)                  200,000        201,592
------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
  5.91%, (Acquired 06/07/04; Cost
  $200,000)(a)(b)(e)                              200,000        205,246
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(a)                       195,000        208,018
------------------------------------------------------------------------
Golden State Bancorp Inc., Sub. Deb., 10.00%,
  10/01/06(a)                                     250,000        257,697
------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  4.94%(a)(e)(f)                                  300,000        264,814
------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 4.19%, 08/29/87(a)(f)            70,000         59,522
------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 4.25%(a)(e)(f)                 100,000         87,429
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                              160,000        205,195
------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(a)(e)                              330,000        328,281
------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes,
  5.25%, 09/21/07 (Acquired 12/14/05; Cost
  $1,090,000)(a)(b)(c)                          1,090,000      1,093,542
------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07(a)                              325,000        318,662
========================================================================
                                                               5,715,466
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.71%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(a)                            4,510,000      4,550,996
========================================================================

ELECTRIC UTILITIES-5.37%

American Electric Power Co., Inc.-Series A,
  Unsec. Unsub. Global Notes, 6.13%,
  05/15/06(a)                                   2,114,000      2,121,695
------------------------------------------------------------------------
Commonwealth Edison Co., Unsec. Notes, 7.63%,
  01/15/07(a)                                     140,000        142,838
------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)                 250,000        253,645
------------------------------------------------------------------------
Duke Capital LLC, Sr. Unsec. Notes,
  4.30%, 05/18/06(a)                            2,000,000      1,997,180
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

ELECTRIC UTILITIES-(CONTINUED)

FirstEnergy Corp.,-Series A, Sr. Unsec.
  Unsub. Global Notes, 5.50%, 11/15/06(a)      $1,723,000   $  1,726,791
------------------------------------------------------------------------
Korea Electric Power Corp. (South Korea),
  Unsec. Gtd. Putable Yankee Deb.,
  7.95%, 04/01/16(a)(g)                         1,115,000        670,193
------------------------------------------------------------------------
Mid American Energy Co., Medium Term Notes,
  6.38%, 06/15/06(a)                              150,000        150,897
------------------------------------------------------------------------
Northeast Utilities-Series A, Notes, 8.58%,
  12/01/06(a)                                     248,400        253,743
------------------------------------------------------------------------
Pepco Holdings, Inc., Unsec. Unsub. Notes,
  3.75%, 02/15/06(a)                            2,000,000      1,999,220
------------------------------------------------------------------------
Pinnacle West Capital Corp., Sr. Unsec.
  Notes, 6.40%, 04/01/06(a)                     2,610,000      2,615,116
------------------------------------------------------------------------
Progress Energy, Inc., Sr. Unsec. Notes,
  6.75%, 03/01/06(a)                            2,380,000      2,383,546
========================================================================
                                                              14,314,864
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.23%

Waste Management, Inc., Unsec. Notes, 7.00%,
  10/15/06(a)                                   3,245,000      3,289,359
========================================================================

FOOD RETAIL-2.56%

ARAMARK Services Inc., Unsec. Gtd. Notes,
  7.00%, 07/15/06(a)                            1,632,000      1,646,019
------------------------------------------------------------------------
Kroger Co. (The),
  Sr. Unsec. Gtd. Notes, 7.63%, 09/15/06(a)     1,434,000      1,455,410
------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.15%, 07/15/06(a)          1,230,000      1,246,113
------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 6.15%,
  03/01/06(a)                                   2,483,000      2,485,582
========================================================================
                                                               6,833,124
========================================================================

FOREST PRODUCTS-0.41%

Weyerhaeuser Co. (Canada), Unsec. Yankee
  Notes, 6.75%, 02/15/06(a)                     1,100,000      1,100,297
========================================================================

GAS UTILITIES-0.92%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(a)       2,455,000      2,460,843
========================================================================

HEALTH CARE DISTRIBUTORS-1.20%

Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(a)                            3,142,000      3,189,161
========================================================================

HEALTH CARE SERVICES-0.84%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(a)                                   1,681,000      1,707,459
------------------------------------------------------------------------
Quest Diagnostics Inc., Sr. Unsec. Gtd.
  Notes, 6.75%, 07/12/06(a)                       535,000        538,873
========================================================================
                                                               2,246,332
========================================================================

HOMEBUILDING-0.73%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(a)                                     300,000        325,860
------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(a)                     1,600,000      1,620,512
========================================================================
                                                               1,946,372
========================================================================

TOTAL RETURN BOND FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-0.58%

Hyatt Equities LLC, Notes, 6.88%, 06/15/07
  (Acquired 01/25/06; Cost $1,554,200)(a)(b)   $1,522,000   $  1,550,522
========================================================================

HOUSEHOLD APPLIANCES-0.29%

Black & Decker Corp. (The), Notes, 7.00%,
  02/01/06(a)                                     100,000        100,001
------------------------------------------------------------------------
Stanley Works Capital Trust I, Bonds, 5.90%,
  12/01/45 (Acquired 11/15/05; Cost
  $675,000)(a)(b)                                 675,000        661,640
========================================================================
                                                                 761,641
========================================================================

HOUSEWARES & SPECIALTIES-0.87%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(a)                      1,302,000      1,328,886
------------------------------------------------------------------------
Fortune Brands, Inc., Unsec. Unsub. Notes,
  2.88%, 12/01/06(a)                            1,004,000        986,942
========================================================================
                                                               2,315,828
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.05%

PSEG Power LLC, Sr. Unsec. Gtd. Global Notes,
  6.88%, 04/15/06(a)                            1,670,000      1,676,029
------------------------------------------------------------------------
TXU Australia Holdings Partnership L.P., Sr.
  Unsec. Unsub. Notes, 6.75%, 12/01/06
  (Acquired 12/07/05; Cost $121,759)(a)(b)        120,000        121,385
------------------------------------------------------------------------
TXU Corp.-Series J, Sr. Unsec. Notes, 6.38%,
  06/15/06(a)                                   1,000,000      1,005,320
========================================================================
                                                               2,802,734
========================================================================

INDUSTRIAL CONGLOMERATES-1.64%

Tyco International Group S.A. (Luxembourg),
  Sr. Unsec. Gtd. Unsub. Yankee Notes, 6.38%,
  02/15/06(a)                                   1,223,000      1,223,587
------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Yankee Notes, 5.80%,
  08/01/06(a)                                   3,019,000      3,030,200
------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes,
  7.88%, 06/30/06 (Acquired
  10/08/03-11/22/04; Cost $145,305)(a)(b)         130,000        131,348
========================================================================
                                                               4,385,135
========================================================================

INTEGRATED OIL & GAS-2.54%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                     115,000        120,963
------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06(a)   3,010,000      3,053,555
------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28(a)              2,420,000      2,631,750
------------------------------------------------------------------------
USX Corp., Unsec. Notes, 6.65%, 02/01/06(a)       978,000        977,873
========================================================================
                                                               6,784,141
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.64%

BellSouth Corp., Notes, 4.26%, 04/26/06
  (Acquired 09/15/05; Cost $1,749,737)(a)(b)    1,750,000      1,750,875
------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 7.20%, 03/01/06(a)                700,000        701,351
------------------------------------------------------------------------
Pacific Bell, Unsec. Deb., 6.88%, 08/15/06(a)     200,000        202,112
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Sprint Capital Corp., Unsec. Gtd. Notes,
  4.78%, 08/17/06(a)                           $  675,000   $    674,662
------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(a)   1,058,000      1,372,723
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(a)                                     400,000        412,064
------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(a)                        100,000         99,902
------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(a)                              167,000        208,177
------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(a)                       400,000        406,948
------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(a)                                     670,000        669,491
------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(a)                        591,000        550,966
========================================================================
                                                               7,049,271
========================================================================

INVESTMENT BANKING & BROKERAGE-0.02%

Merrill Lynch & Co., Inc.-Series C,
  Sr. Floating Rate Medium Term Notes,
  4.55%, 06/16/06(a)(c)                            50,000         49,984
========================================================================

LEISURE PRODUCTS-0.95%

Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(a)                                   2,500,000      2,537,875
========================================================================

LIFE & HEALTH INSURANCE-0.63%

Prudential Holdings, LLC-Series B, Bonds,
  (INS- Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-12/21/04; Cost
  $1,601,997)(a)(b)(h)                          1,345,000      1,564,692
------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                              100,000        102,315
========================================================================
                                                               1,667,007
========================================================================

MANAGED HEALTH CARE-1.70%

Aetna Inc., Sr. Unsec. Notes, 7.38%,
  03/01/06(a)                                   1,553,000      1,556,106
------------------------------------------------------------------------
Cigna Corp., Notes, 8.25%, 01/01/07(a)          1,000,000      1,027,120
------------------------------------------------------------------------
Humana Inc., Sr. Unsec. Notes, 7.25%,
  08/01/06(a)                                   1,935,000      1,955,705
========================================================================
                                                               4,538,931
========================================================================

MOVIES & ENTERTAINMENT-3.27%

Time Warner Cos., Inc.,
  Notes, 8.11%, 08/15/06(a)                     2,700,000      2,738,016
------------------------------------------------------------------------
  Notes, 8.18%, 08/15/07(a)                       952,000        992,574
------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23(a)               2,675,000      3,299,131
------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06(a)              1,698,000(i)    1,701,481
========================================================================
                                                               8,731,202
========================================================================

MULTI-LINE INSURANCE-0.05%

Loews Corp., Unsec. Notes, 6.75%, 12/15/06(a)     140,000        142,085
========================================================================

TOTAL RETURN BOND FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MULTI-UTILITIES-3.46%

Dominion Resources, Inc.-Series G, Sr. Notes,
  3.66%, 11/15/06(a)                           $1,220,000   $  1,206,568
------------------------------------------------------------------------
DTE Energy Co., Sr. Unsec. Unsub. Notes,
  6.45%, 06/01/06(a)                            3,100,000      3,115,469
------------------------------------------------------------------------
Energy East Corp., Sr. Unsec. Unsub. Notes,
  5.75%, 11/15/06(a)                            1,880,000      1,888,404
------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.00%, 10/15/06(a)      1,030,000      1,041,248
------------------------------------------------------------------------
Southwestern Public Service Co.-Series B,
  Sr. Unsec. Notes, 5.13%, 11/01/06(a)          1,840,000      1,839,687
------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A,
  Sr. Unsec. Unsub. Notes, 5.38%, 02/01/07(a)     140,000        140,381
========================================================================
                                                               9,231,757
========================================================================

MUNICIPALITIES-2.47%

Brownsville (City of), Texas; Refunding &
  Improvement Utilities System Series 2005 A
  RB, (INS-Ambac Assurance Corp.) 5.00%,
  09/01/31(a)(h)(j)                               225,000        232,313
------------------------------------------------------------------------
Chicago (City of), Illinois O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004 E
  RB, (INS-MBIA Insurance Corp.)
  3.88%, 01/01/08(a)(h)                         1,000,000        982,500
------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension
  Limited Tax Series 2005 A GO,
  4.61%, 02/15/14(a)                              200,000        193,250
------------------------------------------------------------------------
  5.20%, 02/15/35(a)                              300,000        291,135
------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital
  Improvement Limited Tax Series 2005 A-1 GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(a)(h)                                  390,000        371,475
------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Series
  2005 COP, (INS-Financial Guaranty Insurance
  Co.) 4.95%, 06/15/25(a)(h)                      500,000        473,750
------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Taxable Series 2005 A RB,
  4.87%, 07/15/16(a)                              250,000        243,210
------------------------------------------------------------------------
  5.22%, 07/15/20(a)                              325,000        319,491
------------------------------------------------------------------------
  5.28%, 01/15/22(a)                              275,000        270,188
------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series 2003 RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(a)(h)          450,000        465,188
------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (City of Detroit School District); Series
  2005 RB, (INS-Financial Security Assurance
  Inc.) 5.00%, 06/01/15(a)(h)(j)                  250,000        270,000
------------------------------------------------------------------------
Michigan (State of), Western Michigan
  University; Series 2005 RB, (INS-Ambac
  Assurance Corp.) 4.41%, 11/15/14(a)(h)(j)       345,000        341,671
------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited
  Tax Series 2005 B GO, 4.65%, 05/15/15(a)        630,000        618,188
------------------------------------------------------------------------
Oregon (State of) Community College
  Districts; Taxable Pension Limited Tax
  Series 2005 GO, (INS-Ambac Assurance Corp.)
  4.64%, 06/30/20(a)(h)                           360,000        343,800
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MUNICIPALITIES-(CONTINUED)

Oregon (State of) Community College Districts
  Taxable Pension Limited Tax Series 2005 GO
  (INS-Ambac Assurance Corp.)
  4.83%, 06/30/28(a)(h)                        $  605,000   $    566,304
------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB, (INS-Financial Guaranty Insurance
  Co.) 3.69%, 07/01/07(a)(h)                      100,000         98,366
------------------------------------------------------------------------
  4.21%, 07/01/08(a)(h)                           125,000        123,029
------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  (INS-MBIA Insurance Corp.) 3.42%,
  07/10/30(a)(h)(k)                               400,000        391,364
========================================================================
                                                               6,595,222
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.84%

Halliburton Co., Medium Term Notes, 6.00%,
  08/01/06(a)                                   2,215,000      2,227,493
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.85%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06(a)                 500,000        503,475
------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
  08/01/06(a)                                   1,817,000      1,797,885
------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Gtd. Notes, 5.75%, 12/15/15 (Acquired
  01/26/06; Cost $603,223)(a)(b)                  610,000        603,748
------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(a)                                   1,075,000      1,311,070
------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico)-
  Series 12, Unsec. Gtd. Unsub. Notes, 5.75%,
  12/15/15 (Acquired 06/27/05; Cost
  $719,903)(a)(b)                                 725,000        716,300
========================================================================
                                                               4,932,478
========================================================================

OIL & GAS REFINING & MARKETING-0.11%

Valero Energy Corp., Unsec. Notes,
  7.38%, 03/15/06(a)                              300,000        300,909
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.04%

ING Capital Funding Trust III, Gtd. Trust
  Pfd. Global Bonds, 8.44%(a)(e)                  810,000        920,662
------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87%, (Acquired 06/16/04-07/28/05;
  Cost $1,809,502)(a)(b)(e)                     1,600,000      1,757,920
------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Sr. Unsec.
  Global Notes, 8.02%, 05/15/07(a)                487,500        495,870
------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(a)                            1,575,000      1,698,701
------------------------------------------------------------------------
  Series 2000-1, Class A1, Global Notes,
  9.03%, 02/15/11(a)                              720,000        784,994
------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $65,454)(a)(b)          64,572         64,402
------------------------------------------------------------------------

TOTAL RETURN BOND FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired
  03/04/04-11/29/04; Cost $248,281)(a)(b)      $  250,000   $    238,073
------------------------------------------------------------------------
Progress Capital Holding, Inc., Medium
  Term Notes, 7.17%, 11/01/06 (Acquired
  12/14/05; Cost $508,260)(a)(b)                  500,000        508,115
------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands),
  Sr. Notes, 9.25%, 03/15/30 (Acquired
  01/10/03-09/22/04; Cost $556,507)(a)(b)         477,778        554,948
------------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes, 4.95%,
  01/25/36 (Acquired 03/21/05; Cost
  $500,000)(a)(b)(c)(d)                           500,000        493,516
------------------------------------------------------------------------
SIUK PLC (United Kingdom), Gtd. Yankee Notes,
  8.23%, 02/01/27(a)                            1,540,000      1,640,947
------------------------------------------------------------------------
Toll Road Investors Partnership II,
  L.P.-Series A, Bonds, (INS-MBIA Insurance
  Corp.) 5.57%, 02/15/45 (Acquired
  03/11/05-05/03/05; Cost
  $1,128,228)(a)(b)(h)(l)                       9,600,000      1,176,566
------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(a)(e)             400,000        434,852
========================================================================
                                                              10,769,566
========================================================================

PACKAGED FOODS & MEATS-1.68%

General Mills, Inc.,
  Global Notes, 5.13%, 02/15/07(a)                111,000        111,114
------------------------------------------------------------------------
  Notes, 6.45%, 10/15/06(a)                       400,000        403,948
------------------------------------------------------------------------
  Unsec. Unsub. Notes, 2.63%, 10/24/06(a)         388,000        381,773
------------------------------------------------------------------------
Sara Lee Corp., Unsec. Notes, 1.95%,
  06/15/06(a)                                     330,000        326,284
------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(a)                            3,215,000      3,258,210
========================================================================
                                                               4,481,329
========================================================================

PROPERTY & CASUALTY INSURANCE-3.98%

ACE INA Holdings, Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.30%, 08/15/06(a)              2,511,000      2,552,683
------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(a)            350,000        375,571
------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(a)                1,120,000      1,211,616
------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-01/31/06; Cost $1,671,082)(a)(b)     1,592,000      1,591,411
------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Sr. Unsec.
  Floating Rate Notes, 4.59%, 10/06/06
  (Acquired 10/12/05-10/13/05; Cost
  $823,775)(a)(b)(m)                              830,000        829,455
------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-12/06/05; Cost $2,265,328)(a)(b)     2,225,000      2,192,315
------------------------------------------------------------------------
St. Paul Travelers (The) Co. Inc.,-Series C,
  Medium Term Notes, 7.05%, 03/07/07(a)           800,000        815,584
------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06(a)                     1,030,000      1,043,575
========================================================================
                                                              10,612,210
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


PUBLISHING-1.64%

NCS Pearson Inc., Medium Term Notes, 7.38%,
  09/15/06 (Acquired 01/06/06-01/11/06; Cost
  $4,365,778)(a)(b)                            $4,300,000   $  4,374,433
========================================================================

RAILROADS-0.87%

Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 5.60%,
    12/01/06(a)                                   100,000        100,463
------------------------------------------------------------------------
Norfolk Southern Corp.-Series A, Medium
  Term Notes, 7.22%, 09/15/06(a)                2,000,000      2,025,620
------------------------------------------------------------------------
Union Pacific Corp., Unsec. Notes, 6.40%,
  02/01/06(a)                                     200,000        199,974
========================================================================
                                                               2,326,057
========================================================================

REAL ESTATE-1.84%

Developers Diversified Realty Corp., Medium
  Term Notes, 7.00%, 03/19/07(a)                  400,000        407,620
------------------------------------------------------------------------
EOP Operating L.P., Unsec. Notes, 8.38%,
  03/15/06(a)                                     140,000        140,574
------------------------------------------------------------------------
Health Care Property Investors, Inc.,
  Notes, 5.63%, 05/01/17(a)                       270,000        263,895
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.07%, 06/08/15(a)            505,000        549,561
------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(a)                                     830,000        815,658
------------------------------------------------------------------------
ProLogis, Sr. Unsec. Notes, 7.05%,
  07/15/06(a)                                   1,920,000      1,937,952
------------------------------------------------------------------------
Summit Properties Partnership, L.P., Medium
  Term Notes, 7.04%, 05/09/06(a)                  790,000        793,271
========================================================================
                                                               4,908,531
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.11%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                     285,000        288,642
========================================================================

REGIONAL BANKS-0.72%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 5.96%, 03/01/34(a)(c)      925,000        953,250
------------------------------------------------------------------------
Frost National Bank (The), Unsec. Sub. Notes,
  6.88%, 08/01/11(a)                              675,000        727,603
------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 4.98%, 06/01/28(a)(c)               125,000        121,333
------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(a)                                     125,000        122,949
========================================================================
                                                               1,925,135
========================================================================

REINSURANCE-0.55%

Reinsurance Group of America, Inc.,
  Jr. Unsec. Sub. Deb., 6.75%, 12/15/65(a)        820,000        835,990
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.25%, 04/01/06 (Acquired
  12/07/05-01/25/06; Cost $622,521)(a)(b)         620,000        622,083
========================================================================
                                                               1,458,073
========================================================================

RESTAURANTS-0.11%

YUM! Brands, Inc., Sr. Unsec. Notes, 8.50%,
  04/15/06(a)                                     300,000        302,004
========================================================================

TOTAL RETURN BOND FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

SOVEREIGN DEBT-0.14%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $388,744)(a)(b)                              $  345,000   $    368,012
========================================================================

SPECIALIZED CONSUMER SERVICES-0.72%

Block Financial Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 8.50%, 04/15/07(a)                     1,840,000      1,908,006
========================================================================

SPECIALTY CHEMICALS-0.77%

ICI North America, Unsec. Gtd. Deb.,
  8.88%, 11/15/06(a)                            2,000,000      2,054,320
========================================================================

THRIFTS & MORTGAGE FINANCE-0.36%

Countrywide Home Loans, Inc.-Series J, Gtd.
  Medium Term Global Notes, 5.50%,
  08/01/06(a)                                     855,000        857,556
------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(a)                  100,000        109,024
========================================================================
                                                                 966,580
========================================================================

TOBACCO-0.90%

Altria Group, Inc.,
  Notes, 6.95%, 06/01/06(a)                       400,000        402,636
------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(a)              2,000,000      1,999,740
========================================================================
                                                               2,402,376
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.27%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $736,926)(a)(b)         650,000        726,304
========================================================================

TRUCKING-0.21%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                              525,000        556,731
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.98%

New Cingular Wireless Services Inc., Sr.
  Unsec. Unsub. Global Notes, 7.35%,
  03/01/06(a)                                     948,000        949,962
------------------------------------------------------------------------
Telephone & Data Systems, Inc., Unsec. Notes,
  7.00%, 08/01/06(a)                            1,650,000      1,660,857
========================================================================
                                                               2,610,819
========================================================================
    Total Bonds & Notes
      (Cost $215,804,797)                                    214,735,193
========================================================================

U.S. MORTGAGE-BACKED SECURITIES-37.26%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-14.18%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(a)                3,195,350      3,242,899
------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/17(a)                  104,894        105,676
------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/34(a)                1,567,044      1,606,532
------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(a)                  239,717        248,686
------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32(a)                   45,154         47,377
------------------------------------------------------------------------
  5.00%, 07/01/34(a)                            2,040,734      1,975,348
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)


Pass Through Ctfs., TBA,
  5.50%, 02/01/36(a)(n)(o)                     $18,835,751  $ 18,647,393
------------------------------------------------------------------------
  5.00%, 02/01/21 to 02/01/36(a)(n)(o)         11,821,000     11,501,650
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 02/01/36(a)(n)                           441,000        445,548
========================================================================
                                                              37,821,109
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-20.30%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(a)                1,538,670      1,613,294
------------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33(a)                  728,113        757,021
------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(a)                1,884,460      1,941,258
------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/22(a)                  787,682        798,481
------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(a)                1,964,238      1,943,719
------------------------------------------------------------------------
  5.50%, 11/01/18(a)                              988,428        995,284
------------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32(a)                  142,642        152,316
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/21(a)(n)(o)                      5,600,000      5,531,750
------------------------------------------------------------------------
  5.50%, 02/01/21 to 02/01/35(a)(n)(o)         26,947,776     26,728,075
------------------------------------------------------------------------
  6.00%, 02/01/36(a)(n)                        13,549,700     13,685,197
========================================================================
                                                              54,146,395
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.78%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(a)                  213,422        226,168
------------------------------------------------------------------------
  8.50%, 02/15/25(a)                               31,433         34,357
------------------------------------------------------------------------
  8.00%, 08/15/25(a)                                8,073          8,657
------------------------------------------------------------------------
  7.00%, 04/15/28 to 03/15/33(a)                  152,130        159,846
------------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33(a)                  710,684        729,648
------------------------------------------------------------------------
  6.50%, 01/15/29 to 10/15/34(a)                2,829,546      2,969,139
------------------------------------------------------------------------
  5.50%, 12/15/33 to 06/15/35(a)                2,312,765      2,324,846
------------------------------------------------------------------------
  5.00%, 07/15/35 to 08/15/35(a)                  987,744        973,380
========================================================================
                                                               7,426,041
========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $99,647,978)                                      99,393,545
========================================================================

ASSET-BACKED SECURITIES-5.89%

AEROSPACE & DEFENSE-0.49%

Systems 2001 Asset Trust LLC (Cayman
  Islands)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $1,314,920)(a)(b)(h)                          1,210,943      1,291,592
========================================================================

COMMERCIAL LOANS/LEASES-0.04%

Guaranteed Export Trust-Series 94-A, Gtd.
  Notes, 7.12%, 04/15/06(a)                       113,428        113,988
========================================================================

TOTAL RETURN BOND FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-0.78%

AmeriCredit Automobile Receivables Trust-
  Series 2002-D, Class A4, Notes, 3.40%,
  04/13/09(a)                                  $1,127,356   $  1,120,727
------------------------------------------------------------------------
Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(a)                              967,545        961,053
========================================================================
                                                               2,081,780
========================================================================

CONSUMER RECEIVABLES-0.64%

National City Auto Receivable Trust-Series
  2004-A, Class A3, 2.11%, 07/15/08(a)          1,738,172      1,718,200
========================================================================

MULTI-SECTOR HOLDINGS-0.11%

Longport Funding Ltd.-Series 2005-2A, Class
  A1J, Floating Rate Bonds, 4.76%, 02/03/40
  (Acquired 03/31/05; Cost $300,000)(b)(c)(d)     300,000        300,000
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.94%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  08/20/02-01/26/06; Cost $3,438,936)(a)(b)     2,810,000      3,357,770
------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $1,500,000)(b)(d)                        1,500,000      1,466,805
------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $512,705)(b)(d)                                 500,000        499,790
------------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A, Ctfs.,
  6.67%, 02/04/17 (Acquired 04/30/04-7/14/05;
  Cost $1,530,475)(b)(d)                        1,500,000      1,512,105
------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 5.42%, (Acquired
  12/07/04; Cost $1,000,000)(a)(b)(e)(m)        1,000,000      1,001,026
========================================================================
                                                               7,837,496
========================================================================

PROPERTY & CASUALTY INSURANCE-0.33%

North Front Pass-Through Trust, Bonds,
  5.81%, 12/15/24 (Acquired 12/08/04; Cost
  $900,000)(a)(b)                                 900,000        887,463
========================================================================

REINSURANCE-0.56%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $1,466,120)(a)(b)     1,500,000      1,482,810
========================================================================
    Total Asset-Backed Securities
      (Cost $15,852,017)                                      15,713,329
========================================================================

                                                 SHARES
PREFERRED STOCKS-2.66%

DIVERSIFIED BANKS-0.03%

HSBC Capital Funding L.P. (United Kingdom),
  4.61% Pfd. (Acquired 11/05/03-11/22/04;
  Cost $94,036)(a)(b)                             100,000         93,789
========================================================================

------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.24%

Aegon N.V. (Netherlands), 6.38% Pfd.               25,600   $    646,400
========================================================================
                                                    SHARES        VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES-2.01%

ABN AMRO XVII Custodial Receipts-Series MM17,
  3.80% Floating Rate Pfd. (Acquired
  05/11/05; Cost $1,810,687)(a)(b)(p)                  18   $  1,800,000
------------------------------------------------------------------------
Auction Pass-Through Trust-Series 2001-1,
  Class A, 5.55% Floating Rate Pfd. (Acquired
  10/03/05; Cost $1,750,000)(b)(c)(d)                   7      1,750,000
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 4.80%
  Floating Rate Pfd. (Acquired
  06/03/04-09/28/04; Cost $488,940)(a)(b)(c)          500        497,995
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 4.87%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $390,592)(a)(b)(c)                                  400        391,210
------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.05%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $922,894)(a)(b)(c)                                  950        926,412
========================================================================
                                                               5,365,617
========================================================================

THRIFTS & MORTGAGE FINANCE-0.38%

Fannie Mae-Series J, 4.72% Floating Rate
  Pfd.(q)                                          12,000        602,400
------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate
  Pfd.(q)                                           8,000        403,600
========================================================================
                                                               1,006,000
========================================================================
    Total Preferred Stocks
      (Cost $7,104,148)                                        7,111,806
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-1.32%

FEDERAL HOME LOAN BANK (FHLB)-0.11%

Unsec. Global Bonds,
  4.10%, 06/13/08(a)                           $  300,000        294,927
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-1.00%

Unsec. Floating Rate Global Notes,
  5.49%, 02/17/09(a)(m)                           250,000        245,680
------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%, 01/12/07(a)                            1,185,000      1,170,756
------------------------------------------------------------------------
  4.20%, 03/24/08(a)                            1,275,000      1,258,999
========================================================================
                                                               2,675,435
========================================================================

TENNESSEE VALLEY AUTHORITY-0.21%

Unsec. Bonds,
  7.14%, 01/15/08(a)                              500,000        566,950
========================================================================
    Total U.S. Government Agency Securities
      (Cost $3,548,992)                                        3,537,312
========================================================================
U.S. TREASURY SECURITIES-0.66%

U.S. TREASURY INFLATION-INDEXED BONDS-0.66%

2.00%, 07/15/14 (Cost $1,752,794)(a)           1,634,121(r)    1,749,486
========================================================================

TOTAL RETURN BOND FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS-0.39%

Liquid Assets Portfolio-Institutional
  Class(s)                                        515,076   $    515,076
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(s)       515,076        515,076
========================================================================
    Total Money Market Funds (Cost
      $1,030,152)                                              1,030,152
========================================================================
TOTAL INVESTMENTS-128.67%
  (Cost $344,740,878)                                        343,270,823
========================================================================
OTHER ASSETS LESS LIABILITIES-(28.67%)                       (76,492,024)
========================================================================
NET ASSETS-100.00%                                          $266,778,799
________________________________________________________________________
========================================================================

Investment Abbreviations:

CARS     - Convertible Auction Rate Securities
COP      - Certificates of Participation
Ctfs.    - Certificates
Deb.     - Debentures
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
LILACS   - Life Insurance and Life Annuities Backed Charitable Securities
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaps  - Regulatory Capital Preferred Securities
REGS     - Regulation S
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2006 was $335,059,571, which represented 125.59% of the Fund's Net Assets.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2006 was $47,850,071, which represented 17.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on January 31, 2006.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2006 was $9,838,415, which represented 3.69% of the Fund's Net Assets.
(e) Perpetual bond with no specified maturity date.
(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on January 31, 2006.
(g) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Principal and/or interest payments are secured by the bond insurance company listed.
(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 8.
(j) Interest on this security is taxable income to the Fund.
(k) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(l) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(m) Interest rate is redetermined monthly. Rate shown is the rate in effect on January 31, 2006.
(n) Securities purchased on a forward commitment basis.
(o) This security is subject to dollar roll transactions. See Note 1G.
(p) Dividend rate is redetermined annually. Rate shown is the rate in effect on January 31, 2006.
(q) Interest rate is redetermined bi-annually. Rate shown is the rate in effect on January 31, 2006.
(r) Principal amount of security and interest payments are adjusted for inflation.
(s) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $343,710,726)      $342,240,671
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,030,152)                               1,030,152
===========================================================
    Total investments (cost $344,740,878)       343,270,823
===========================================================
Receivables for:
  Investments sold                                1,767,836
-----------------------------------------------------------
  Fund shares sold                                  751,681
-----------------------------------------------------------
  Dividends and interest                          4,709,209
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               12,860
-----------------------------------------------------------
Other assets                                        104,137
===========================================================
    Total assets                                350,616,546
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          82,680,836
-----------------------------------------------------------
  Investments purchased from affiliates             703,036
-----------------------------------------------------------
  Fund shares reacquired                            264,139
-----------------------------------------------------------
  Dividends                                          30,377
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 17,147
-----------------------------------------------------------
  Variation margin                                   23,529
-----------------------------------------------------------
Accrued distribution fees                            59,635
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,664
-----------------------------------------------------------
Accrued transfer agent fees                          44,618
-----------------------------------------------------------
Accrued operating expenses                           12,766
===========================================================
    Total liabilities                            83,837,747
===========================================================
Net assets applicable to shares outstanding    $266,778,799
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $269,248,493
-----------------------------------------------------------
Undistributed net investment income                 (40,569)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts      (758,341)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and futures contracts    (1,670,784)
===========================================================
                                               $266,778,799
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 83,899,236
___________________________________________________________
===========================================================
Class B                                        $ 40,809,805
___________________________________________________________
===========================================================
Class C                                        $  9,256,465
___________________________________________________________
===========================================================
Class R                                        $    460,338
___________________________________________________________
===========================================================
Institutional Class                            $132,352,955
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,102,043
___________________________________________________________
===========================================================
Class B                                           3,941,970
___________________________________________________________
===========================================================
Class C                                             894,203
___________________________________________________________
===========================================================
Class R                                              44,517
___________________________________________________________
===========================================================
Institutional Class                              12,778,827
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.36
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.36 / 95.25%)       $      10.88
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.35
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.34
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.36
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS

For the six months ended January 31, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 5,756,465
-------------------------------------------------------------------------
Dividends                                                         157,696
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       85,431
=========================================================================
    Total investment income                                     5,999,592
=========================================================================

EXPENSES:

Advisory fees                                                     617,775
-------------------------------------------------------------------------
Administrative services fees                                       48,582
-------------------------------------------------------------------------
Custodian fees                                                     13,413
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         100,306
-------------------------------------------------------------------------
  Class B                                                         213,560
-------------------------------------------------------------------------
  Class C                                                          44,331
-------------------------------------------------------------------------
  Class R                                                           1,013
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              194,587
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,171
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,985
-------------------------------------------------------------------------
Registration and filing fees                                      143,517
-------------------------------------------------------------------------
Other                                                              54,937
=========================================================================
    Total expenses                                              1,445,177
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (176,721)
=========================================================================
    Net expenses                                                1,268,456
=========================================================================
Net investment income                                           4,731,136
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of ($9,220))                   (260,292)
-------------------------------------------------------------------------
  Futures contracts                                              (727,665)
=========================================================================
                                                                 (987,957)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (1,655,129)
-------------------------------------------------------------------------
  Futures contracts                                               144,641
=========================================================================
                                                               (1,510,488)
=========================================================================
Net gain (loss) from investment securities and futures
  contracts                                                    (2,498,445)
=========================================================================
Net increase in net assets resulting from operations          $ 2,232,691
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TOTAL RETURN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2006 and the year ended July 31, 2005 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 4,731,136     $  4,198,041
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                            (987,957)       2,014,569
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                (1,510,488)        (523,526)
==========================================================================================
    Net increase in net assets resulting from operations        2,232,691        5,689,084
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (1,582,112)      (1,233,729)
------------------------------------------------------------------------------------------
  Class B                                                        (682,329)      (1,055,652)
------------------------------------------------------------------------------------------
  Class C                                                        (141,972)        (195,964)
------------------------------------------------------------------------------------------
  Class R                                                          (7,570)          (7,110)
------------------------------------------------------------------------------------------
  Institutional Class                                          (2,443,945)      (1,878,614)
==========================================================================================
    Total distributions from net investment income             (4,857,928)      (4,371,069)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                          (9,387)        (449,701)
------------------------------------------------------------------------------------------
  Class B                                                          (4,795)        (528,414)
------------------------------------------------------------------------------------------
  Class C                                                          (1,030)         (94,225)
------------------------------------------------------------------------------------------
  Class R                                                             (50)          (2,664)
------------------------------------------------------------------------------------------
  Institutional Class                                             (14,170)        (503,102)
==========================================================================================
    Total distributions from net realized gains                   (29,432)      (1,578,106)
==========================================================================================
    Decrease in net assets resulting from distributions        (4,887,360)      (5,949,175)
==========================================================================================
Share transactions-net:
  Class A                                                       9,493,685       39,302,193
------------------------------------------------------------------------------------------
  Class B                                                      (2,590,934)        (231,355)
------------------------------------------------------------------------------------------
  Class C                                                         777,951          (93,421)
------------------------------------------------------------------------------------------
  Class R                                                         146,598          211,969
------------------------------------------------------------------------------------------
  Institutional Class                                          36,395,685       84,113,200
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              44,222,985      123,302,586
==========================================================================================
    Net increase in net assets                                 41,568,316      123,042,495
==========================================================================================

NET ASSETS:

  Beginning of period                                         225,210,483      102,167,988
==========================================================================================
  End of period (including undistributed net investment
    income of $(40,569) and $86,223, respectively)            $266,778,799    $225,210,483
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with the preservation of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

TOTAL RETURN BOND FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee income is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund

TOTAL RETURN BOND FUND

     would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.50%
-------------------------------------------------------------------
Next $500 million                                             0.45%
-------------------------------------------------------------------
Over $1 billion                                               0.40%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.15%, 1.90%, 1.90%, 1.40% and 0.90% of average daily net assets, respectively, through July 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2006, AIM waived fees of $562 and reimbursed expenses $167,140 of class level expenses of Class A, Class B, Class C and Class R in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended January 31, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $420.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2006, AIM was paid $48,582.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2006, the Fund paid AISI $194,587 for Class A, Class B, Class C and Class R share classes and $2,171 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2006, the Class A, Class B, Class C and Class R shares paid $100,306, $213,560, $44,331 and $1,013, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2006, ADI advised the Fund that it

TOTAL RETURN BOND FUND

retained $19,086 in front-end sales commissions from the sale of Class A shares and $6, $9,083, $263 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2006.

                                                                    CHANGE IN
                                                                    UNREALIZED
                    VALUE         PURCHASES        PROCEEDS        APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND               07/31/05        AT COST        FROM SALES      (DEPRECIATION)     01/31/06      INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $1,956,766     $ 51,007,566    $ (52,449,256)       $  --         $  515,076    $42,648        $  --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            1,956,766       51,007,566      (52,449,256)          --            515,076     42,783           --
=========================================================================================================================
Total             $3,913,532     $102,015,132    $(104,898,512)       $  --         $1,030,152    $85,431        $  --
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2006, the Fund engaged in securities sales of $5,151,528, which resulted in net realized gains (losses) of ($9,220) and securities purchases of $703,036.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $8,599.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2006, the Fund paid legal fees of $2,233 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

TOTAL RETURN BOND FUND


    During the six months ended January 31, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FUTURES CONTRACTS

On January 31, 2006, $1,000,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                               NO. OF         MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT        01/31/06      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade                                        19         Sep-06/Long    $  4,516,063      $ (23,845)
--------------------------------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade                                        92         Dec-06/Long      21,875,300       (107,848)
--------------------------------------------------------------------------------------------------------------------------
Eurodollar GlobeX2 E-Trade                                        34         Mar-07/Long       8,088,600        (19,607)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Bonds                                       225         Mar-06/Long      46,089,844        (70,922)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes                                       226         Mar-06/Long      23,895,969       (106,146)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Bonds                                      132         Mar-06/Long      14,313,750         85,168
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 year Bonds                                       23         Mar-06/Long       2,595,406         42,471
==========================================================================================================================
                                                                                            $121,374,932      $(200,729)
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of July 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2006 was $206,249,580 and $125,089,945, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $   551,122
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,048,998)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(1,497,876)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $344,768,699.

TOTAL RETURN BOND FUND

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                JANUARY 31, 2006(A)             JULY 31, 2005
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,426,506    $14,839,333     4,953,233    $ 51,968,113
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       482,478      5,016,842     1,352,197      14,228,981
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       218,622      2,271,447       322,530       3,387,686
--------------------------------------------------------------------------------------------------------------------
  Class R                                                        16,414        170,836        29,799         313,936
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         3,384,919     35,237,470     8,148,060      85,679,510
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       145,276      1,511,208       146,425       1,538,291
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        57,124        593,777       130,092       1,366,453
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        12,597        130,917        25,403         266,801
--------------------------------------------------------------------------------------------------------------------
  Class R                                                           734          7,615           929           9,745
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           236,413      2,458,370       226,817       2,381,429
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       109,316      1,139,468       206,765       2,173,875
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (109,474)    (1,139,468)     (206,797)     (2,173,875)
====================================================================================================================
Reacquired:
  Class A                                                      (769,342)    (7,996,324)   (1,555,951)    (16,378,086)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (679,270)    (7,062,085)   (1,299,256)    (13,652,914)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (156,216)    (1,624,413)     (356,476)     (3,747,908)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                        (3,066)       (31,853)      (10,627)       (111,712)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (125,043)    (1,300,155)     (375,600)     (3,947,739)
====================================================================================================================
                                                              4,247,988    $44,222,985    11,737,543    $123,302,586
____________________________________________________________________________________________________________________
====================================================================================================================

(a)48% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are advised by AIM.

TOTAL RETURN BOND FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                           --------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2001
                                                           SIX MONTHS                                         (DATE OPERATIONS
                                                              ENDED               YEAR ENDED JULY 31,           COMMENCED) TO
                                                           JANUARY 31,       -----------------------------        JULY 31,
                                                              2006            2005       2004       2003            2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 10.47         $ 10.45    $ 10.35    $ 10.19         $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.20            0.32       0.31       0.32(a)        0.18(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.10)           0.15       0.25       0.26           0.23
===============================================================================================================================
    Total from investment operations                            0.10            0.47       0.56       0.58           0.41
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.21)          (0.33)     (0.36)     (0.40)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.00)          (0.12)     (0.10)     (0.02)            --
===============================================================================================================================
    Total distributions                                        (0.21)          (0.45)     (0.46)     (0.42)         (0.22)
===============================================================================================================================
Net asset value, end of period                               $ 10.36         $ 10.47    $ 10.45    $ 10.35         $10.19
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 0.95%           4.57%      5.45%      5.77%          4.09%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $83,899         $75,264    $35,948    $30,336         $9,325
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements               1.01%(c)        1.01%      1.00%      1.00%          1.00%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements            1.26%(c)        1.48%      1.57%      1.54%          3.21%(d)
===============================================================================================================================
Ratio of net investment income to average net assets            3.85%(c)        3.04%      2.87%      3.07%          3.10%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                        53%            180%       338%       284%           215%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $79,590,248.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

TOTAL RETURN BOND FUND

                                                                                         CLASS B
                                                           --------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2001
                                                           SIX MONTHS                                         (DATE OPERATIONS
                                                              ENDED               YEAR ENDED JULY 31,           COMMENCED) TO
                                                           JANUARY 31,       -----------------------------        JULY 31,
                                                              2006            2005       2004       2003            2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 10.47         $ 10.45    $ 10.35    $ 10.19         $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.16            0.24       0.22       0.24(a)         0.14(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.11)           0.15       0.26       0.27            0.22
===============================================================================================================================
    Total from investment operations                            0.05            0.39       0.48       0.51            0.36
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.17)          (0.25)     (0.29)     (0.33)          (0.17)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.00)          (0.12)     (0.09)     (0.02)             --
===============================================================================================================================
    Total distributions                                        (0.17)          (0.37)     (0.38)     (0.35)          (0.17)
===============================================================================================================================
Net asset value, end of period                               $ 10.35         $ 10.47    $ 10.45    $ 10.35         $ 10.19
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 0.47%           3.80%      4.67%      4.98%           3.65%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $40,810         $43,865    $44,047    $47,655         $14,678
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements               1.76%(c)        1.76%      1.75%      1.75%           1.75%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements            2.01%(c)        2.14%      2.22%      2.19%           3.86%(d)
===============================================================================================================================
Ratio of net investment income to average net assets            3.10%(c)        2.29%      2.12%      2.32%           2.35%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                        53%            180%       338%       284%            215%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $42,363,883.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

TOTAL RETURN BOND FUND

                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                                              DECEMBER 31, 2001
                                                              SIX MONTHS                                      (DATE OPERATIONS
                                                                 ENDED             YEAR ENDED JULY 31,          COMMENCED) TO
                                                              JANUARY 31,       --------------------------        JULY 31,
                                                                 2006            2005      2004      2003           2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.47          $10.45    $10.35    $10.19         $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.16            0.24      0.22      0.24(a)        0.14(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.11)           0.15      0.26      0.27           0.22
===============================================================================================================================
    Total from investment operations                              0.05            0.39      0.48      0.51           0.36
===============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.17)          (0.25)    (0.29)    (0.33)         (0.17)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)          (0.12)    (0.09)    (0.02)            --
===============================================================================================================================
    Total distributions                                          (0.17)          (0.37)    (0.38)    (0.35)         (0.17)
===============================================================================================================================
Net asset value, end of period                                  $10.35          $10.47    $10.45    $10.35         $10.19
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   0.47%           3.80%     4.67%     4.98%          3.65%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,256          $8,573    $8,649    $9,185         $3,045
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                 1.76%(c)        1.76%     1.75%     1.75%          1.75%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements              2.01%(c)        2.14%     2.22%     2.19%          3.86%(d)
===============================================================================================================================
Ratio of net investment income to average net assets              3.10%(c)        2.29%     2.12%     2.32%          2.35%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                          53%            180%      338%      284%           215%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,793,941.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

TOTAL RETURN BOND FUND

                                                                                 CLASS R
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,        JULY 31,
                                                                 2006              2005            2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.45            $10.44          $10.42
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.19              0.29            0.08
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.11)             0.14            0.02
============================================================================================================
    Total from investment operations                              0.08              0.43            0.10
============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.19)            (0.30)          (0.08)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.00)            (0.12)             --
============================================================================================================
    Total distributions                                          (0.19)            (0.42)          (0.08)
============================================================================================================
Net asset value, end of period                                  $10.34            $10.45          $10.44
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                                   0.82%             4.21%           0.92%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  460            $  318          $  108
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                 1.26%(b)          1.26%           1.25%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements              1.51%(b)          1.64%           1.39%(c)
============================================================================================================
Ratio of net investment income to average net assets              3.60%(b)          2.79%           2.62%(c)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(d)                                          53%              180%            338%
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $401,881.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

TOTAL RETURN BOND FUND

                                                                           INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALE
                                                                 ENDED          YEAR ENDED    COMMENCED) TO
                                                              JANUARY 31,        JULY 31,        JULY 31,
                                                                 2006              2005            2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.47          $ 10.45         $ 10.42
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.22             0.34            0.09
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.11)            0.15            0.03
============================================================================================================
    Total from investment operations                               0.11             0.49            0.12
============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.22)           (0.35)          (0.09)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.00)           (0.12)             --
============================================================================================================
    Total distributions                                           (0.22)           (0.47)          (0.09)
============================================================================================================
Net asset value, end of period                                 $  10.36          $ 10.47         $ 10.45
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                                                    1.09%            4.84%           1.15%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $132,353          $97,190         $13,415
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expenses reimbursements                  0.72%(b)         0.75%           0.51%(c)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expenses reimbursements               0.72%(b)         0.79%           0.63%(c)
============================================================================================================
Ratio of net investment income to average net assets               4.14%(b)         3.30%           3.36%(c)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(d)                                           53%             180%            338%
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $113,945,521.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair

TOTAL RETURN BOND FUND
competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.

TOTAL RETURN BOND FUND

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

**************************************************************************

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TOTAL RETURN BOND FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Prema Mathai-Davis                Russell C. Burk                               AIM Investment Services, Inc.
Lewis F. Pennock                  Senior Vice President and Senior Officer      P.O. Box 4739
Ruth H. Quigley                                                                 Houston, TX 77210-4739
Larry Soll                        Kevin M. Carome
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief    CUSTODIAN
Mark H. Williamson                Legal Officer                                 State Street Bank and Trust Company
                                                                                225 Franklin Street
                                  Sidney M. Dilgren                             Boston, MA 02110-2801
                                  Vice President, Treasurer
                                  and Principal Financial Officer
                                  J. Philip Ferguson
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund(3)               AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Value Fund                        AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund(3)                       AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Capital Development Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                      AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund               AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund                           AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund              AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                   AIM International Small Company Fund(1)      Premier Portfolio
AIM Mid Cap Basic Value Fund                AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund(4)                              SECTOR EQUITY                    TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                   AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                  AIM Energy Fund                              AIM Municipal Bond Fund
AIM Premier Equity Fund(4)                  AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                      AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                      AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                   AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                AIM Leisure Fund                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(4)            AIM Multi-Sector Fund
AIM Summit Fund                             AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                   AIM Technology Fund                          AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund            AIM Utilities Fund                           AIM Moderate Allocation Fund
AIM Weingarten Fund(3)                                                                   AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund

                                                                                               DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

(3) Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

(4) Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                 TRB-SAR-1            A I M Distributors, Inc.

 p                     [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2.        CODE OF ETHICS.

               There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

               Not applicable.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

               Not applicable.

ITEM 6.        SCHEDULE OF INVESTMENTS.

               Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

               Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

               None.

ITEM 11.       CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form

               N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a)(1)      Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)      Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds

By:      /s/ ROBERT H. GRAHAM
         -------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 7, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 7, 2006


By:      /s/ SIDNEY M. DILGREN
         -------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    April 7, 2006

                                  EXHIBIT INDEX


12(a)(1)       Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)       Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.